UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05962

Name of Registrant:	Vanguard Variable Insurance Funds
Address of Registrant:	P.O. Box 2600

Valley Forge, PA 19482

Name and address of agent for service:	Natalie Lamarque, Esquire

P.O. Box 876

Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: December 31

Date of reporting period: January 1, 2026—June 30, 2026

Item 1: Reports to Shareholders.

TABLE OF CONTENTS

Global Bond Index Portfolio Global Bond Index Portfolio

Moderate Allocation Portfolio Moderate Allocation Portfolio

Conservative Allocation Portfolio Conservative Allocation Portfolio

Morningstar Mid-Cap Index Portfolio Morningstar Mid-Cap Index Portfolio

Total International Stock Market Index Portfolio Total International Stock Market Index Portfolio

Total Stock Market Index Portfolio Total Stock Market Index Portfolio

Real Estate Index Portfolio Real Estate Index Portfolio

Equity Index Portfolio Equity Index Portfolio

Vanguard Variable Insurance Funds - Global Bond Index Portfolio
Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Global Bond Index Portfolio (the "Fund") for the period of January 1, 2026, to June 30, 2026. You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Vanguard Variable Insurance Funds - Global Bond Index Portfolio	$6	0.13%[1]
[1]	Annualized.
Fund Statistics (as of June 30, 2026)
Fund Net Assets (in millions)	$716
Number of Portfolio Holdings	3
Portfolio Turnover Rate	8%
Portfolio Composition % of Net Assets (as of June 30, 2026)
Vanguard Variable Insurance Funds—Total Bond Market Index Portfolio	69.9%
Vanguard Total International Bond Index Fund Admiral Shares	30.0%
Other Assets and Liabilities—Net	0.1%
This table reflects the Fund’s investments, including short-term investments and other assets and liabilities.
How has the Fund changed?
Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Capital Management, LLC.
This is a summary of certain changes to the Fund since December 31, 2025. For more complete information, you may review the Fund’s prospectus at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Annuity and Insurance Services • 800-522-5555
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2026 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SR1558

Vanguard Variable Insurance Funds - Moderate Allocation Portfolio
Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Moderate Allocation Portfolio (the "Fund") for the period of January 1, 2026, to June 30, 2026. You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Vanguard Variable Insurance Funds - Moderate Allocation Portfolio	$6	0.12%[1]
[1]	Annualized.
Fund Statistics (as of June 30, 2026)
Fund Net Assets (in millions)	$798
Number of Portfolio Holdings	6
Portfolio Turnover Rate	4%
Portfolio Composition % of Net Assets (as of June 30, 2026)
Vanguard Variable Insurance Funds—Equity Index Portfolio	32.2%
Vanguard Variable Insurance Funds—Total Bond Market Index Portfolio	27.4%
Vanguard Total International Stock Index Fund Admiral Shares	24.3%
Vanguard Total International Bond Index Fund Admiral Shares	11.6%
Vanguard Extended Market Index Fund Admiral Shares	4.5%
Other Assets and Liabilities—Net	0.0%
This table reflects the Fund’s investments, including short-term investments and other assets and liabilities.
How has the Fund changed?
Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Capital Management, LLC.
This is a summary of certain changes to the Fund since December 31, 2025. For more complete information, you may review the Fund’s prospectus at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Annuity and Insurance Services • 800-522-5555
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2026 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SR712

Vanguard Variable Insurance Funds - Conservative Allocation Portfolio
Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Conservative Allocation Portfolio (the "Fund") for the period of January 1, 2026, to June 30, 2026. You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Vanguard Variable Insurance Funds - Conservative Allocation Portfolio	$6	0.12%[1]
[1]	Annualized.
Fund Statistics (as of June 30, 2026)
Fund Net Assets (in millions)	$558
Number of Portfolio Holdings	6
Portfolio Turnover Rate	6%
Portfolio Composition % of Net Assets (as of June 30, 2026)
Vanguard Variable Insurance Funds—Total Bond Market Index Portfolio	41.6%
Vanguard Variable Insurance Funds—Equity Index Portfolio	21.5%
Vanguard Total International Bond Index Fund Admiral Shares	17.7%
Vanguard Total International Stock Index Fund Admiral Shares	16.3%
Vanguard Extended Market Index Fund Admiral Shares	3.0%
Other Assets and Liabilities—Net	(0.1%)
This table reflects the Fund’s investments, including short-term investments and other assets and liabilities.
How has the Fund changed?
Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Capital Management, LLC.
This is a summary of certain changes to the Fund since December 31, 2025. For more complete information, you may review the Fund’s prospectus at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Annuity and Insurance Services • 800-522-5555
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2026 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SR710

Vanguard Variable Insurance Funds - Morningstar Mid-Cap Index Portfolio
Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Morningstar Mid-Cap Index Portfolio (the "Fund") (formerly known as Mid-Cap Index Portfolio) for the period of January 1, 2026, to June 30, 2026. You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Vanguard Variable Insurance Funds - Morningstar Mid-Cap Index Portfolio	$9	0.17%[1]
[1]	Annualized.
Fund Statistics (as of June 30, 2026)
Fund Net Assets (in millions)	$3,548
Number of Portfolio Holdings	293
Portfolio Turnover Rate	13%
Portfolio Composition % of Net Assets (as of June 30, 2026)
Basic Materials	2.2%
Consumer Discretionary	13.4%
Consumer Staples	4.9%
Energy	7.4%
Financials	12.7%
Health Care	6.5%
Industrials	21.2%
Real Estate	5.1%
Technology	15.1%
Telecommunications	2.2%
Utilities	9.0%
Other Assets and Liabilities—Net	0.3%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
How has the Fund changed?
Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Portfolio Management, LLC.
This is a summary of certain changes to the Fund since December 31, 2025. For more complete information, you may review the Fund’s prospectus at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Annuity and Insurance Services • 800-522-5555
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2026 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SR288

Vanguard Variable Insurance Funds - Total International Stock Market Index Portfolio
Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Total International Stock Market Index Portfolio (the "Fund") for the period of January 1, 2026, to June 30, 2026. You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Vanguard Variable Insurance Funds - Total International Stock Market Index Portfolio	$4	0.08%[1]
[1]	Annualized.
Fund Statistics (as of June 30, 2026)
Fund Net Assets (in millions)	$2,799
Number of Portfolio Holdings	8
Portfolio Turnover Rate	10%
Portfolio Composition % of Net Assets (as of June 30, 2026)
Vanguard Developed Markets Index Fund Admiral Shares	28.1%
Vanguard FTSE All-World ex-US Index Fund Admiral Shares	28.1%
Vanguard Emerging Markets Stock Index Fund Admiral Shares	18.7%
Vanguard European Stock Index Fund Admiral Shares	11.3%
Vanguard Pacific Stock Index Fund Admiral Shares	9.3%
Vanguard FTSE All-World ex-US Small-Cap Index Fund Admiral Shares	3.0%
Vanguard FTSE Canada All Cap Index ETF	1.6%
Other Assets and Liabilities—Net	(0.1%)
This table reflects the Fund’s investments, including short-term investments and other assets and liabilities.
How has the Fund changed?
Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Capital Management, LLC.
This is a summary of certain changes to the Fund since December 31, 2025. For more complete information, you may review the Fund’s prospectus at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Annuity and Insurance Services • 800-522-5555
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2026 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SR1557

Vanguard Variable Insurance Funds - Total Stock Market Index Portfolio
Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Total Stock Market Index Portfolio (the "Fund") for the period of January 1, 2026, to June 30, 2026. You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Vanguard Variable Insurance Funds - Total Stock Market Index Portfolio	$7	0.13%[1]
[1]	Annualized.
Fund Statistics (as of June 30, 2026)
Fund Net Assets (in millions)	$7,238
Number of Portfolio Holdings	3
Portfolio Turnover Rate	4%
Portfolio Composition % of Net Assets (as of June 30, 2026)
Vanguard Variable Insurance Funds—Equity Index Portfolio	88.4%
Vanguard Extended Market Index Fund Admiral Shares	11.7%
Other Assets and Liabilities—Net	(0.1%)
This table reflects the Fund’s investments, including short-term investments and other assets and liabilities.
How has the Fund changed?
Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Capital Management, LLC.
This is a summary of certain changes to the Fund since December 31, 2025. For more complete information, you may review the Fund’s prospectus at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Annuity and Insurance Services • 800-522-5555
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2026 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SR287

Vanguard Variable Insurance Funds - Real Estate Index Portfolio
Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Real Estate Index Portfolio (the "Fund") for the period of January 1, 2026, to June 30, 2026. You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Vanguard Variable Insurance Funds - Real Estate Index Portfolio	$14	0.26%[1]
[1]	Annualized.
Fund Statistics (as of June 30, 2026)
Fund Net Assets (in millions)	$1,190
Number of Portfolio Holdings	146
Portfolio Turnover Rate	8%
Portfolio Composition % of Net Assets (as of June 30, 2026)
Data Center REITs	9.6%
Health Care REITs	17.6%
Industrial REITs	11.2%
Multi-Family Residential REITs	7.0%
Other Specialized REITs	6.8%
Real Estate Services	5.7%
Retail REITs	14.8%
Self-Storage REITs	5.9%
Single-Family Residential REITs	3.4%
Telecom Tower REITs	8.0%
Other Assets and Liabilities—Net	10.0%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
How has the Fund changed?
Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Portfolio Management, LLC.
This is a summary of certain changes to the Fund since December 31, 2025. For more complete information, you may review the Fund’s prospectus at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Annuity and Insurance Services • 800-522-5555
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2026 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SR349

Vanguard Variable Insurance Funds - Equity Index Portfolio
Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Equity Index Portfolio (the "Fund") for the period of January 1, 2026, to June 30, 2026. You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Vanguard Variable Insurance Funds - Equity Index Portfolio	$7	0.14%[1]
[1]	Annualized.
Fund Statistics (as of June 30, 2026)
Fund Net Assets (in millions)	$14,479
Number of Portfolio Holdings	514
Portfolio Turnover Rate	3%
Portfolio Composition % of Net Assets (as of June 30, 2026)
Communication Services	9.7%
Consumer Discretionary	9.3%
Consumer Staples	4.5%
Energy	3.0%
Financials	11.6%
Health Care	8.9%
Industrials	8.9%
Information Technology	38.0%
Materials	1.8%
Real Estate	1.8%
Utilities	2.2%
Other Assets and Liabilities—Net	0.3%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
How has the Fund changed?
Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Capital Management, LLC.
This is a summary of certain changes to the Fund since December 31, 2025. For more complete information, you may review the Fund’s prospectus at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Annuity and Insurance Services • 800-522-5555
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2026 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SR107

Item 2: Code of Ethics.

Not applicable.

Item 3: Audit Committee Financial Expert.

Not applicable.

Item 4: Principal Accountant Fees and Services.

Not applicable.

Item 5: Audit Committee of Listed Registrants.

Not applicable.

Item 6: Investments.

Not applicable. The complete schedule of investments is included in the financial statements filed under Item 7 of this Form.

Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Financial Statements
For the six-months ended June 30, 2026
Vanguard Variable Insurance Funds
Global Bond Index Portfolio
(with underlying Total Bond Market Index Portfolio)

Contents
Financial Statements	1

Global Bond Index Portfolio
Financial Statements (unaudited)
Schedule of Investments
As of June 30, 2026
The portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The portfolio’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Shares	Market Value• ($000)
Investment Companies (99.9%)
U.S. Bond Fund (69.9%)
Vanguard Variable Insurance Funds—Total Bond Market Index Portfolio	47,693,962	500,787
International Bond Fund (30.0%)
Vanguard Total International Bond Index Fund Admiral Shares	11,072,733	214,589
Total Investment Companies (Cost $786,146)		715,376
Temporary Cash Investments (0.0%)
Money Market Fund (0.0%)
[1] Vanguard Market Liquidity Fund, 3.682% (Cost $12)	117	12
Total Investments (99.9%) (Cost $786,158)		715,388
Other Assets and Liabilities—Net (0.1%)		824
Net Assets (100%)		716,212

Cost is in $000.

•	See Note A in Notes to Financial Statements.

1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
See accompanying Notes, which are an integral part of the Financial Statements.
1

Global Bond Index Portfolio
Statement of Assets and Liabilities
As of June 30, 2026

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value—Affiliated Funds (Cost $786,158)	715,388
Receivables for Capital Shares Issued	9,087
Total Assets	724,475
Liabilities
Payables for Investment Securities Purchased	5,755
Payables for Capital Shares Redeemed	2,508
Total Liabilities	8,263
Net Assets	716,212
At June 30, 2026, net assets consisted of:

Paid-in Capital	769,738
Total Distributable Earnings (Loss)	(53,526)
Net Assets	716,212

Net Assets
Applicable to 38,914,425 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	716,212
Net Asset Value Per Share	$18.40
See accompanying Notes, which are an integral part of the Financial Statements.
2

Global Bond Index Portfolio
Statement of Operations

Six Months Ended June 30, 2026
($000)
Investment Income
Income
Income Distributions Received from Affiliated Funds	18,750
Net Investment Income—Note C	18,750
Realized Net Gain (Loss) on Affiliated Funds Sold	782
Change in Unrealized Appreciation (Depreciation) from Affiliated Funds	(14,002)
Net Increase (Decrease) in Net Assets Resulting from Operations	5,530
See accompanying Notes, which are an integral part of the Financial Statements.
3

Global Bond Index Portfolio
Statement of Changes in Net Assets

	Six Months Ended June 30, 2026	Year Ended December 31, 2025
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	18,750	19,679
Realized Net Gain (Loss)	782	1,024
Change in Unrealized Appreciation (Depreciation)	(14,002)	9,558
Net Increase (Decrease) in Net Assets Resulting from Operations	5,530	30,261
Distributions
Total Distributions	(21,086)	(16,197)
Capital Share Transactions
Issued	160,331	225,526
Issued in Lieu of Cash Distributions	21,086	16,197
Redeemed	(85,545)	(107,787)
Net Increase (Decrease) from Capital Share Transactions	95,872	133,936
Total Increase (Decrease)	80,316	148,000
Net Assets
Beginning of Period	635,896	487,896
End of Period	716,212	635,896
See accompanying Notes, which are an integral part of the Financial Statements.
4

Global Bond Index Portfolio
Financial Highlights

For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2026	Year Ended December 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$18.83	$18.41	$18.60	$17.83	$21.30	$22.40
Investment Operations
Net Investment Income[1]	.500	.664	.571	.546	.352	.498
Capital Gain Distributions Received[1]	—	—	—	—	.098	.165
Net Realized and Unrealized Gain (Loss) on Investments	(.354 )	.360	(.207 )	.602	(3.193)	(1.083)
Total from Investment Operations	.146	1.024	.364	1.148	(2.743)	(.420 )
Distributions
Dividends from Net Investment Income	(.548 )	(.569 )	(.534 )	(.348 )	(.531 )	(.390 )
Distributions from Realized Capital Gains	(.028 )	(.035 )	(.020 )	(.030 )	(.196 )	(.290 )
Total Distributions	(.576 )	(.604 )	(.554 )	(.378 )	(.727 )	(.680 )
Net Asset Value, End of Period	$18.40	$18.83	$18.41	$18.60	$17.83	$21.30
Total Return	0.81%	5.69%	2.03%	6.52%	-13.13%	-1.84%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$716	$636	$488	$441	$386	$465
Ratio of Total Expenses to Average Net Assets	—	—	—	—	—	—
Acquired Fund Fees and Expenses	0.13%	0.13%	0.13%	0.13%	0.13%	0.13%
Ratio of Net Investment Income to Average Net Assets	3.16%	3.59%	3.12%	3.04%	1.87%	2.32%
Portfolio Turnover Rate	8%	11%	10%	8%	11%	7%
The expense ratio, acquired fund fees and expenses, and net investment income ratio for the current period have been annualized.

1	Calculated based on average shares outstanding.
See accompanying Notes, which are an integral part of the Financial Statements.
5

Global Bond Index Portfolio
Notes to Financial Statements
The Global Bond Index Portfolio, a portfolio of Vanguard Variable Insurance Funds, is registered under the Investment Company Act of 1940 as an open-end investment company. The portfolio seeks to match the return of its target index by investing in selected Vanguard funds and portfolios. The portfolio invests a substantial amount of its assets in Vanguard Variable Insurance Funds Total Bond Market Index Portfolio. The accompanying financial statements of Vanguard Variable Insurance Funds Total Bond Market Index Portfolio should be read in conjunction with the financial statements of the portfolio. Financial statements and other information about each underlying fund and portfolio are available at www.vanguard.com. The portfolio’s shares are only available for purchase by separate accounts of insurance companies as investments for variable annuity plans, variable life insurance contracts, or other variable benefit insurance contracts.
A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The portfolio consistently follows such policies in preparing its financial statements.
1. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.
2. Federal Income Taxes: The portfolio intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The portfolio’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the portfolio’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the portfolio’s financial statements.
3. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
4. Credit Facilities and Interfund Lending Program: The portfolio and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the portfolio’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the portfolio’s board of trustees and borne by the funds in which the portfolio invests (see Note C). Any borrowings under either facility bear interest at the higher of the effective federal funds rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the portfolio and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the portfolio may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the portfolio’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended June 30, 2026, the portfolio did not utilize the credit facilities or the Interfund Lending Program.
5. Other: Income and capital gain distributions received are recorded on the ex-dividend date. Interest income, if any, includes interest earned on cash and cash collateral. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B. Vanguard provides investment advisory services to the portfolio through its wholly owned subsidiary Vanguard Capital Management, LLC.
C. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the portfolio, Vanguard furnishes to the portfolio investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the portfolio based on methods and guidelines approved by the board of trustees. The FSA provides that expenses otherwise allocable to Vanguard funds-of-funds may be reduced or eliminated to the extent of savings realized by the underlying Vanguard funds by virtue of being part of a fund-of-funds. Accordingly, all expenses for services provided by Vanguard to the portfolio and all other expenses incurred by the portfolio during the six months ended June 30, 2026, were borne by the underlying Vanguard funds in which the portfolio invests. The portfolio’s trustees and officers are also trustees and officers, respectively, of the underlying Vanguard funds, as well as directors and employees, respectively, of Vanguard.
D. Various inputs may be used to determine the value of the portfolio’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
At June 30, 2026, 100% of the market value of the portfolio's investments was determined based on Level 1 inputs.
6

Global Bond Index Portfolio
E. As of June 30, 2026, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	786,716
Gross Unrealized Appreciation	349
Gross Unrealized Depreciation	(71,677)
Net Unrealized Appreciation (Depreciation)	(71,328)
F. Capital shares issued and redeemed were:
	Six Months Ended June 30, 2026	Year Ended December 31, 2025
	Shares (000)	Shares (000)
Issued	8,604	12,197
Issued in Lieu of Cash Distributions	1,160	894
Redeemed	(4,615)	(5,835)
Net Increase (Decrease) in Shares Outstanding	5,149	7,256
G. Transactions during the period in affiliated underlying Vanguard funds were as follows:
		Current Period Transactions
	Dec. 31, 2025 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Jun. 30, 2026 Market Value ($000)
Vanguard Market Liquidity Fund	10	NA1	NA1	—	—	3	—	12
Vanguard Total International Bond Index Fund	190,858	40,545	17,017	25	178	2,360	—	214,589
Vanguard Variable Insurance Funds—Total Bond Market Index Portfolio	445,079	105,524	36,393	757	(14,180)	16,387	—	500,787
Total	635,947	146,069	53,410	782	(14,002)	18,750	—	715,388

1	Not applicable—purchases and sales are for temporary cash investment purposes.
H. Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the portfolio’s investments and portfolio performance.
To the extent the portfolio’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the portfolio may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
At June 30, 2026, one shareholder (an insurance company separate account whose holdings in the portfolio represent the indirect investment of Vanguard Variable Annuity contract holders) was the record or beneficial owner of 34% of the portfolio’s net assets. If this shareholder were to redeem its investment in the portfolio, the redemption might lead to the realization of taxable capital gains.
I. Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The portfolio is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the portfolio, as well as the portfolio’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the portfolio’s daily operations. Through these committees, the CODM manages the portfolio’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the portfolio’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the portfolio’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the portfolio’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
J. Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
Q692GBI 082026
7

Financial Statements
For the six-months ended June 30, 2026
Vanguard Variable Insurance Funds
Total Bond Market Index Portfolio

Contents
Financial Statements	1

Total Bond Market Index Portfolio
Financial Statements (unaudited)
Schedule of Investments
As of June 30, 2026
The portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The portfolio’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
U.S. Government and Agency Obligations (68.3%)
U.S. Government Securities (48.8%)
United States Treasury Note/Bond	4.375%	7/15/2027	6,993	7,011
United States Treasury Note/Bond	0.375%	7/31/2027	8,510	8,174
United States Treasury Note/Bond	2.750%	7/31/2027	11,284	11,119
United States Treasury Note/Bond	3.875%	7/31/2027	18,564	18,512
United States Treasury Note/Bond	2.250%	8/15/2027	14,247	13,953
United States Treasury Note/Bond	3.750%	8/15/2027	10,735	10,689
United States Treasury Note/Bond	0.500%	8/31/2027	5,450	5,227
United States Treasury Note/Bond	3.125%	8/31/2027	6,788	6,710
United States Treasury Note/Bond	3.625%	8/31/2027	12,889	12,815
United States Treasury Note/Bond	3.375%	9/15/2027	7,144	7,080
United States Treasury Note/Bond	0.375%	9/30/2027	8,525	8,138
United States Treasury Note/Bond	3.500%	9/30/2027	5,063	5,023
United States Treasury Note/Bond	4.125%	9/30/2027	7,865	7,863
United States Treasury Note/Bond	3.875%	10/15/2027	13,437	13,389
United States Treasury Note/Bond	0.500%	10/31/2027	10,290	9,807
United States Treasury Note/Bond	3.500%	10/31/2027	11,659	11,559
United States Treasury Note/Bond	4.125%	10/31/2027	8,761	8,757
United States Treasury Note/Bond	2.250%	11/15/2027	7,302	7,117
United States Treasury Note/Bond	4.125%	11/15/2027	10,100	10,095
United States Treasury Note/Bond	0.625%	11/30/2027	8,128	7,737
United States Treasury Note/Bond	3.375%	11/30/2027	8,035	7,949
United States Treasury Note/Bond	3.875%	11/30/2027	16,307	16,245
United States Treasury Note/Bond	4.000%	12/15/2027	9,190	9,169
United States Treasury Note/Bond	0.625%	12/31/2027	11,360	10,781
United States Treasury Note/Bond	3.375%	12/31/2027	8,353	8,257
United States Treasury Note/Bond	3.875%	12/31/2027	6,060	6,035
United States Treasury Note/Bond	4.250%	1/15/2028	8,482	8,491
United States Treasury Note/Bond	0.750%	1/31/2028	12,760	12,098
United States Treasury Note/Bond	3.500%	1/31/2028	21,886	21,664
United States Treasury Note/Bond	2.750%	2/15/2028	12,432	12,158
United States Treasury Note/Bond	4.250%	2/15/2028	12,851	12,866
United States Treasury Note/Bond	1.125%	2/29/2028	12,668	12,054
United States Treasury Note/Bond	3.375%	2/29/2028	9,953	9,829
United States Treasury Note/Bond	4.000%	2/29/2028	7,787	7,767
United States Treasury Note/Bond	3.875%	3/15/2028	10,091	10,044
United States Treasury Note/Bond	1.250%	3/31/2028	10,786	10,260
United States Treasury Note/Bond	3.625%	3/31/2028	6,846	6,783
United States Treasury Note/Bond	3.875%	3/31/2028	10,140	10,091
United States Treasury Note/Bond	3.750%	4/15/2028	10,598	10,522
United States Treasury Note/Bond	1.250%	4/30/2028	8,201	7,783
United States Treasury Note/Bond	3.500%	4/30/2028	6,803	6,723
United States Treasury Note/Bond	3.750%	4/30/2028	11,916	11,830
United States Treasury Note/Bond	2.875%	5/15/2028	17,383	16,982
United States Treasury Note/Bond	3.750%	5/15/2028	10,834	10,754
United States Treasury Note/Bond	1.250%	5/31/2028	10,615	10,050
United States Treasury Note/Bond	3.625%	5/31/2028	8,293	8,211
United States Treasury Note/Bond	4.000%	5/31/2028	13,318	13,280
United States Treasury Note/Bond	3.875%	6/15/2028	10,834	10,776
United States Treasury Note/Bond	1.250%	6/30/2028	9,941	9,390
United States Treasury Note/Bond	4.000%	6/30/2028	8,012	7,987
United States Treasury Note/Bond	4.125%	6/30/2028	14,757	14,750
United States Treasury Note/Bond	3.875%	7/15/2028	13,136	13,061
United States Treasury Note/Bond	1.000%	7/31/2028	12,705	11,912
United States Treasury Note/Bond	4.125%	7/31/2028	6,769	6,764
United States Treasury Note/Bond	2.875%	8/15/2028	14,966	14,576
United States Treasury Note/Bond	3.625%	8/15/2028	12,876	12,735
United States Treasury Note/Bond	5.500%	8/15/2028	325	333
United States Treasury Note/Bond	1.125%	8/31/2028	13,987	13,113
United States Treasury Note/Bond	4.375%	8/31/2028	7,007	7,037
United States Treasury Note/Bond	3.375%	9/15/2028	14,173	13,937

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
United States Treasury Note/Bond	1.250%	9/30/2028	13,792	12,936
United States Treasury Note/Bond	4.625%	9/30/2028	8,643	8,726
United States Treasury Note/Bond	3.500%	10/15/2028	14,725	14,511
United States Treasury Note/Bond	1.375%	10/31/2028	10,725	10,064
United States Treasury Note/Bond	4.875%	10/31/2028	9,193	9,335
United States Treasury Note/Bond	3.125%	11/15/2028	15,153	14,799
United States Treasury Note/Bond	3.500%	11/15/2028	10,140	9,988
United States Treasury Note/Bond	5.250%	11/15/2028	3,402	3,478
United States Treasury Note/Bond	1.500%	11/30/2028	10,095	9,481
United States Treasury Note/Bond	4.375%	11/30/2028	10,440	10,488
United States Treasury Note/Bond	3.500%	12/15/2028	8,141	8,015
United States Treasury Note/Bond	1.375%	12/31/2028	10,224	9,552
United States Treasury Note/Bond	3.750%	12/31/2028	10,709	10,603
United States Treasury Note/Bond	3.500%	1/15/2029	10,824	10,650
United States Treasury Note/Bond	1.750%	1/31/2029	9,863	9,282
United States Treasury Note/Bond	4.000%	1/31/2029	11,055	11,008
United States Treasury Note/Bond	2.625%	2/15/2029	11,033	10,614
United States Treasury Note/Bond	3.500%	2/15/2029	11,509	11,320
United States Treasury Note/Bond	1.875%	2/28/2029	8,640	8,145
United States Treasury Note/Bond	4.250%	2/28/2029	11,636	11,660
United States Treasury Note/Bond	3.500%	3/15/2029	11,972	11,771
United States Treasury Note/Bond	2.375%	3/31/2029	10,920	10,417
United States Treasury Note/Bond	4.125%	3/31/2029	14,039	14,024
United States Treasury Note/Bond	3.875%	4/15/2029	17,298	17,170
United States Treasury Note/Bond	2.875%	4/30/2029	9,400	9,079
United States Treasury Note/Bond	4.625%	4/30/2029	12,714	12,867
United States Treasury Note/Bond	2.375%	5/15/2029	8,871	8,446
United States Treasury Note/Bond	3.875%	5/15/2029	6,956	6,903
United States Treasury Note/Bond	2.750%	5/31/2029	8,802	8,464
United States Treasury Note/Bond	4.500%	5/31/2029	13,504	13,627
United States Treasury Note/Bond	4.125%	6/15/2029	12,694	12,684
United States Treasury Note/Bond	3.250%	6/30/2029	10,170	9,909
United States Treasury Note/Bond	4.250%	6/30/2029	12,477	12,506
United States Treasury Note/Bond	2.625%	7/31/2029	6,550	6,261
United States Treasury Note/Bond	4.000%	7/31/2029	13,876	13,811
United States Treasury Note/Bond	1.625%	8/15/2029	8,470	7,851
United States Treasury Note/Bond	3.125%	8/31/2029	5,835	5,655
United States Treasury Note/Bond	3.625%	8/31/2029	16,630	16,366
United States Treasury Note/Bond	3.500%	9/30/2029	12,655	12,399
United States Treasury Note/Bond	3.875%	9/30/2029	6,802	6,741
United States Treasury Note/Bond	4.000%	10/31/2029	5,925	5,893
United States Treasury Note/Bond	4.125%	10/31/2029	14,896	14,872
United States Treasury Note/Bond	1.750%	11/15/2029	2,351	2,175
United States Treasury Note/Bond	3.875%	11/30/2029	5,971	5,914
United States Treasury Note/Bond	4.125%	11/30/2029	11,735	11,718
United States Treasury Note/Bond	3.875%	12/31/2029	6,303	6,241
United States Treasury Note/Bond	4.375%	12/31/2029	11,824	11,902
United States Treasury Note/Bond	3.500%	1/31/2030	4,790	4,682
United States Treasury Note/Bond	4.250%	1/31/2030	12,208	12,237
United States Treasury Note/Bond	1.500%	2/15/2030	8,994	8,194
United States Treasury Note/Bond	4.000%	2/28/2030	19,026	18,914
United States Treasury Note/Bond	3.625%	3/31/2030	8,600	8,434
United States Treasury Note/Bond	4.000%	3/31/2030	12,915	12,835
United States Treasury Note/Bond	3.500%	4/30/2030	5,295	5,168
United States Treasury Note/Bond	3.875%	4/30/2030	15,893	15,722
United States Treasury Note/Bond	0.625%	5/15/2030	13,704	11,975
United States Treasury Note/Bond	6.250%	5/15/2030	1,350	1,446
United States Treasury Note/Bond	3.750%	5/31/2030	5,680	5,591
United States Treasury Note/Bond	4.000%	5/31/2030	12,820	12,735
United States Treasury Note/Bond	3.750%	6/30/2030	4,600	4,526
United States Treasury Note/Bond	3.875%	6/30/2030	16,388	16,201
United States Treasury Note/Bond	3.875%	7/31/2030	9,636	9,522
United States Treasury Note/Bond	4.000%	7/31/2030	5,944	5,901
United States Treasury Note/Bond	0.625%	8/15/2030	18,277	15,827
United States Treasury Note/Bond	3.625%	8/31/2030	15,805	15,464
United States Treasury Note/Bond	4.125%	8/31/2030	5,681	5,666
United States Treasury Note/Bond	3.625%	9/30/2030	15,391	15,054
United States Treasury Note/Bond	4.625%	9/30/2030	6,192	6,294
United States Treasury Note/Bond	3.625%	10/31/2030	10,339	10,107
United States Treasury Note/Bond	4.875%	10/31/2030	8,433	8,656

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
United States Treasury Note/Bond	0.875%	11/15/2030	19,136	16,619
United States Treasury Note/Bond	3.500%	11/30/2030	12,667	12,313
United States Treasury Note/Bond	4.375%	11/30/2030	6,405	6,450
United States Treasury Note/Bond	3.625%	12/31/2030	13,598	13,280
United States Treasury Note/Bond	3.750%	12/31/2030	7,613	7,473
United States Treasury Note/Bond	3.750%	1/31/2031	13,073	12,828
United States Treasury Note/Bond	4.000%	1/31/2031	7,012	6,952
United States Treasury Note/Bond	1.125%	2/15/2031	13,598	11,866
United States Treasury Note/Bond	5.375%	2/15/2031	4,111	4,310
United States Treasury Note/Bond	3.500%	2/28/2031	11,021	10,700
United States Treasury Note/Bond	4.250%	2/28/2031	7,708	7,723
United States Treasury Note/Bond	3.875%	3/31/2031	9,754	9,617
United States Treasury Note/Bond	4.125%	3/31/2031	10,823	10,785
United States Treasury Note/Bond	3.875%	4/30/2031	490	483
United States Treasury Note/Bond	4.625%	4/30/2031	7,993	8,136
United States Treasury Note/Bond	1.625%	5/15/2031	18,109	16,065
United States Treasury Note/Bond	4.125%	5/31/2031	13,415	13,369
United States Treasury Note/Bond	4.625%	5/31/2031	7,766	7,907
United States Treasury Note/Bond	4.125%	6/30/2031	23,503	23,420
United States Treasury Note/Bond	4.250%	6/30/2031	7,912	7,924
United States Treasury Note/Bond	4.125%	7/31/2031	8,081	8,049
United States Treasury Note/Bond	1.250%	8/15/2031	19,802	17,114
United States Treasury Note/Bond	3.750%	8/31/2031	8,622	8,433
United States Treasury Note/Bond	3.625%	9/30/2031	8,470	8,235
United States Treasury Note/Bond	4.125%	10/31/2031	8,361	8,322
United States Treasury Note/Bond	1.375%	11/15/2031	20,722	17,899
United States Treasury Note/Bond	4.125%	11/30/2031	8,420	8,377
United States Treasury Note/Bond	4.500%	12/31/2031	7,457	7,553
United States Treasury Note/Bond	4.375%	1/31/2032	7,992	8,045
United States Treasury Note/Bond	1.875%	2/15/2032	20,053	17,694
United States Treasury Note/Bond	4.125%	2/29/2032	8,563	8,513
United States Treasury Note/Bond	4.125%	3/31/2032	8,327	8,275
United States Treasury Note/Bond	4.000%	4/30/2032	6,629	6,542
United States Treasury Note/Bond	2.875%	5/15/2032	20,063	18,628
United States Treasury Note/Bond	4.125%	5/31/2032	8,720	8,661
United States Treasury Note/Bond	4.000%	6/30/2032	9,112	8,987
United States Treasury Note/Bond	4.000%	7/31/2032	9,119	8,988
United States Treasury Note/Bond	2.750%	8/15/2032	18,460	16,954
United States Treasury Note/Bond	3.875%	8/31/2032	9,141	8,944
United States Treasury Note/Bond	3.875%	9/30/2032	8,628	8,439
United States Treasury Note/Bond	3.750%	10/31/2032	9,180	8,911
United States Treasury Note/Bond	4.125%	11/15/2032	16,051	15,911
United States Treasury Note/Bond	3.750%	11/30/2032	8,219	7,972
United States Treasury Note/Bond	3.875%	12/31/2032	8,774	8,568
United States Treasury Note/Bond	4.000%	1/31/2033	8,874	8,723
United States Treasury Note/Bond	3.500%	2/15/2033	18,953	18,086
United States Treasury Note/Bond	3.750%	2/28/2033	8,685	8,414
United States Treasury Note/Bond	4.250%	3/31/2033	7,628	7,605
United States Treasury Note/Bond	4.125%	4/30/2033	7,979	7,892
United States Treasury Note/Bond	3.375%	5/15/2033	17,823	16,836
United States Treasury Note/Bond	4.250%	5/31/2033	7,837	7,809
United States Treasury Note/Bond	4.250%	6/30/2033	9,720	9,684
United States Treasury Note/Bond	3.875%	8/15/2033	20,240	19,683
United States Treasury Note/Bond	4.500%	11/15/2033	21,279	21,495
United States Treasury Note/Bond	4.000%	2/15/2034	22,292	21,788
United States Treasury Note/Bond	4.375%	5/15/2034	22,542	22,557
United States Treasury Note/Bond	3.875%	8/15/2034	20,908	20,195
United States Treasury Note/Bond	4.250%	11/15/2034	21,383	21,173
United States Treasury Note/Bond	4.625%	2/15/2035	20,815	21,150
United States Treasury Note/Bond	4.250%	5/15/2035	22,398	22,136
United States Treasury Note/Bond	4.250%	8/15/2035	19,584	19,335
United States Treasury Note/Bond	4.000%	11/15/2035	19,507	18,872
United States Treasury Note/Bond	4.125%	2/15/2036	19,205	18,742
United States Treasury Note/Bond	4.375%	5/15/2036	20,563	20,455
United States Treasury Note/Bond	3.500%	2/15/2039	890	800
United States Treasury Note/Bond	4.250%	5/15/2039	1,318	1,273
United States Treasury Note/Bond	4.500%	8/15/2039	2,593	2,557
United States Treasury Note/Bond	4.375%	11/15/2039	2,496	2,425
United States Treasury Note/Bond	4.625%	2/15/2040	2,512	2,498
United States Treasury Note/Bond	1.125%	5/15/2040	7,524	4,761

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
United States Treasury Note/Bond	4.375%	5/15/2040	2,269	2,194
United States Treasury Note/Bond	1.125%	8/15/2040	9,707	6,082
United States Treasury Note/Bond	3.875%	8/15/2040	1,915	1,747
United States Treasury Note/Bond	1.375%	11/15/2040	11,389	7,364
United States Treasury Note/Bond	4.250%	11/15/2040	2,770	2,629
United States Treasury Note/Bond	1.875%	2/15/2041	12,476	8,657
United States Treasury Note/Bond	4.750%	2/15/2041	2,706	2,707
United States Treasury Note/Bond	2.250%	5/15/2041	9,056	6,606
United States Treasury Note/Bond	4.375%	5/15/2041	1,680	1,610
United States Treasury Note/Bond	1.750%	8/15/2041	12,351	8,277
United States Treasury Note/Bond	3.750%	8/15/2041	2,245	1,996
United States Treasury Note/Bond	2.000%	11/15/2041	11,893	8,238
United States Treasury Note/Bond	3.125%	11/15/2041	2,883	2,356
United States Treasury Note/Bond	2.375%	2/15/2042	8,961	6,540
United States Treasury Note/Bond	3.125%	2/15/2042	3,157	2,567
United States Treasury Note/Bond	3.000%	5/15/2042	2,120	1,688
United States Treasury Note/Bond	3.250%	5/15/2042	7,780	6,409
United States Treasury Note/Bond	2.750%	8/15/2042	3,520	2,690
United States Treasury Note/Bond	3.375%	8/15/2042	6,522	5,443
United States Treasury Note/Bond	2.750%	11/15/2042	3,626	2,757
United States Treasury Note/Bond	4.000%	11/15/2042	7,430	6,709
United States Treasury Note/Bond	3.125%	2/15/2043	3,380	2,703
United States Treasury Note/Bond	3.875%	2/15/2043	7,744	6,866
United States Treasury Note/Bond	2.875%	5/15/2043	5,245	4,026
United States Treasury Note/Bond	3.875%	5/15/2043	6,383	5,643
United States Treasury Note/Bond	3.625%	8/15/2043	4,680	3,988
United States Treasury Note/Bond	4.375%	8/15/2043	8,548	8,042
United States Treasury Note/Bond	3.750%	11/15/2043	4,185	3,618
United States Treasury Note/Bond	4.750%	11/15/2043	8,101	7,970
United States Treasury Note/Bond	3.625%	2/15/2044	4,755	4,031
United States Treasury Note/Bond	4.500%	2/15/2044	8,348	7,953
United States Treasury Note/Bond	3.375%	5/15/2044	4,526	3,691
United States Treasury Note/Bond	4.625%	5/15/2044	7,994	7,724
United States Treasury Note/Bond	3.125%	8/15/2044	5,384	4,213
United States Treasury Note/Bond	4.125%	8/15/2044	8,061	7,290
United States Treasury Note/Bond	3.000%	11/15/2044	4,742	3,626
United States Treasury Note/Bond	4.625%	11/15/2044	7,572	7,301
United States Treasury Note/Bond	2.500%	2/15/2045	4,134	2,900
United States Treasury Note/Bond	4.750%	2/15/2045	8,454	8,270
United States Treasury Note/Bond	3.000%	5/15/2045	2,574	1,957
United States Treasury Note/Bond	5.000%	5/15/2045	8,352	8,425
United States Treasury Note/Bond	2.875%	8/15/2045	3,824	2,836
United States Treasury Note/Bond	4.875%	8/15/2045	8,497	8,432
United States Treasury Note/Bond	3.000%	11/15/2045	1,865	1,408
United States Treasury Note/Bond	4.625%	11/15/2045	7,805	7,497
United States Treasury Note/Bond	2.500%	2/15/2046	4,527	3,123
United States Treasury Note/Bond	4.625%	2/15/2046	7,830	7,515
United States Treasury Note/Bond	2.500%	5/15/2046	3,592	2,468
United States Treasury Note/Bond	5.000%	5/15/2046	5,881	5,926
United States Treasury Note/Bond	2.250%	8/15/2046	5,903	3,851
United States Treasury Note/Bond	2.875%	11/15/2046	2,270	1,658
United States Treasury Note/Bond	3.000%	2/15/2047	4,490	3,341
United States Treasury Note/Bond	3.000%	5/15/2047	3,973	2,949
United States Treasury Note/Bond	2.750%	8/15/2047	6,097	4,311
United States Treasury Note/Bond	2.750%	11/15/2047	6,223	4,387
United States Treasury Note/Bond	3.000%	2/15/2048	7,589	5,586
United States Treasury Note/Bond	3.125%	5/15/2048	7,985	5,996
United States Treasury Note/Bond	3.000%	8/15/2048	8,724	6,392
United States Treasury Note/Bond	3.375%	11/15/2048	8,963	7,006
United States Treasury Note/Bond	3.000%	2/15/2049	9,570	6,977
United States Treasury Note/Bond	2.875%	5/15/2049	9,325	6,623
United States Treasury Note/Bond	2.250%	8/15/2049	8,568	5,327
United States Treasury Note/Bond	2.375%	11/15/2049	8,698	5,540
United States Treasury Note/Bond	2.000%	2/15/2050	8,052	4,690
United States Treasury Note/Bond	1.250%	5/15/2050	7,802	3,710
United States Treasury Note/Bond	1.375%	8/15/2050	12,626	6,191
United States Treasury Note/Bond	1.625%	11/15/2050	12,971	6,779
United States Treasury Note/Bond	1.875%	2/15/2051	14,869	8,263
United States Treasury Note/Bond	2.375%	5/15/2051	15,525	9,711
United States Treasury Note/Bond	2.000%	8/15/2051	13,575	7,729

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	United States Treasury Note/Bond	1.875%	11/15/2051	12,120	6,659
	United States Treasury Note/Bond	2.250%	2/15/2052	10,652	6,415
	United States Treasury Note/Bond	2.875%	5/15/2052	12,555	8,685
	United States Treasury Note/Bond	3.000%	8/15/2052	11,638	8,249
	United States Treasury Note/Bond	4.000%	11/15/2052	10,526	9,003
	United States Treasury Note/Bond	3.625%	2/15/2053	10,314	8,249
	United States Treasury Note/Bond	3.625%	5/15/2053	10,480	8,373
	United States Treasury Note/Bond	4.125%	8/15/2053	11,563	10,099
	United States Treasury Note/Bond	4.750%	11/15/2053	11,852	11,462
	United States Treasury Note/Bond	4.250%	2/15/2054	12,256	10,933
	United States Treasury Note/Bond	4.625%	5/15/2054	12,071	11,463
	United States Treasury Note/Bond	4.250%	8/15/2054	12,875	11,497
	United States Treasury Note/Bond	4.500%	11/15/2054	12,137	11,300
	United States Treasury Note/Bond	4.625%	2/15/2055	12,782	12,152
	United States Treasury Note/Bond	4.750%	5/15/2055	12,254	11,887
	United States Treasury Note/Bond	4.750%	8/15/2055	11,747	11,398
	United States Treasury Note/Bond	4.625%	11/15/2055	9,139	8,695
	United States Treasury Note/Bond	4.750%	2/15/2056	12,494	12,135
	United States Treasury Note/Bond	5.000%	5/15/2056	11,741	11,864
					2,688,715
Agency Bonds and Notes (0.3%)
	Federal Farm Credit Banks Funding Corp.	4.250%	2/24/2028	100	100
	Federal Farm Credit Banks Funding Corp.	4.500%	6/7/2028	100	100
	Federal Farm Credit Banks Funding Corp.	4.250%	12/15/2028	93	93
	Federal Farm Credit Banks Funding Corp.	3.500%	9/10/2029	108	106
	Federal Farm Credit Banks Funding Corp.	4.000%	4/1/2030	100	99
	Federal Home Loan Banks	3.500%	9/9/2027	275	273
	Federal Home Loan Banks	3.500%	3/3/2028	440	435
	Federal Home Loan Banks	4.125%	6/1/2028	760	758
	Federal Home Loan Banks	4.000%	6/30/2028	450	448
	Federal Home Loan Banks	3.250%	11/16/2028	315	308
	Federal Home Loan Banks	4.750%	12/8/2028	50	51
	Federal Home Loan Banks	4.625%	6/8/2029	370	374
	Federal Home Loan Banks	4.750%	3/10/2034	45	46
	Federal Home Loan Banks	5.500%	7/15/2036	1,400	1,511
[1]	Federal Home Loan Mortgage Corp.	6.750%	9/15/2029	127	137
[1]	Federal Home Loan Mortgage Corp.	6.750%	3/15/2031	1,525	1,685
[1]	Federal Home Loan Mortgage Corp.	6.250%	7/15/2032	1,102	1,215
[1]	Federal National Mortgage Association	0.750%	10/8/2027	1,000	958
[1]	Federal National Mortgage Association	6.250%	5/15/2029	175	185
[1]	Federal National Mortgage Association	7.125%	1/15/2030	925	1,011
[1]	Federal National Mortgage Association	7.250%	5/15/2030	300	332
[1]	Federal National Mortgage Association	0.875%	8/5/2030	1,400	1,224
[1]	Federal National Mortgage Association	6.625%	11/15/2030	720	787
[1]	Federal National Mortgage Association	5.625%	7/15/2037	275	299
	Private Export Funding Corp.	1.400%	7/15/2028	175	165
	Private Export Funding Corp.	3.650%	3/15/2030	100	97
	Tennessee Valley Authority	3.875%	3/15/2028	375	373
	Tennessee Valley Authority	7.125%	5/1/2030	1,000	1,101
	Tennessee Valley Authority	3.875%	8/1/2030	145	143
	Tennessee Valley Authority	1.500%	9/15/2031	550	480
	Tennessee Valley Authority	4.375%	8/1/2034	152	151
	Tennessee Valley Authority	4.875%	5/15/2035	241	246
	Tennessee Valley Authority	4.650%	6/15/2035	175	176
	Tennessee Valley Authority	5.880%	4/1/2036	250	275
	Tennessee Valley Authority	5.500%	6/15/2038	100	107
	Tennessee Valley Authority	5.250%	9/15/2039	512	532
	Tennessee Valley Authority	4.875%	1/15/2048	100	96
	Tennessee Valley Authority	5.250%	2/1/2055	200	197
	Tennessee Valley Authority	5.375%	4/1/2056	50	50
	Tennessee Valley Authority	4.625%	9/15/2060	180	159
	Tennessee Valley Authority	4.250%	9/15/2065	200	163
					17,046
Conventional Mortgage-Backed Securities (19.2%)
[1,2]	Fannie Mae Pool	2.000%	5/1/2052	1,990	1,607
[1,2]	Fannie Mae Pool	2.500%	2/1/2038	1,010	945
[1,2]	Fannie Mae Pool	3.000%	2/1/2050–3/1/2056	2,140	1,897
[1,2]	Fannie Mae Pool	3.500%	1/1/2053–1/1/2056	2,572	2,346
[1,2]	Fannie Mae Pool	4.000%	8/1/2048–10/1/2052	3,056	2,883

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1,2]	Fannie Mae Pool	4.500%	1/1/2041–5/1/2056	3,938	3,804
[1,2,3]	Fannie Mae Pool	5.000%	1/1/2056–6/1/2056	9,532	9,407
[1,2]	Fannie Mae Pool	5.500%	2/1/2055–5/1/2056	6,419	6,490
[1,2]	Fannie Mae Pool	6.000%	11/1/2055–5/1/2056	1,912	1,973
[1,2]	Fannie Mae Pool	6.500%	9/1/2032	6	6
[1,2]	Freddie Mac Gold Pool	2.000%	8/1/2028–12/1/2031	95	91
[1,2]	Freddie Mac Gold Pool	2.500%	4/1/2027–3/1/2037	1,630	1,571
[1,2]	Freddie Mac Gold Pool	3.000%	5/1/2029–8/1/2047	5,463	5,067
[1,2]	Freddie Mac Gold Pool	3.500%	7/1/2026–11/1/2048	12,266	11,432
[1,2]	Freddie Mac Gold Pool	4.000%	9/1/2033–11/1/2048	6,446	6,168
[1,2]	Freddie Mac Gold Pool	4.500%	3/1/2039–10/1/2048	3,298	3,247
[1,2]	Freddie Mac Gold Pool	5.000%	5/1/2033–11/1/2048	781	786
[1,2]	Freddie Mac Gold Pool	5.500%	4/1/2028–7/1/2039	306	313
[1,2]	Freddie Mac Gold Pool	6.000%	7/1/2028–3/1/2039	391	406
[1,2]	Freddie Mac Gold Pool	7.000%	2/1/2027–2/1/2037	28	30
[1,2]	Freddie Mac Gold Pool	8.500%	10/1/2026–11/1/2030	1	1
[1,2]	Freddie Mac Gold Pool	9.000%	5/1/2027–5/1/2030	1	1
[1,2]	Freddie Mac Pool	3.000%	10/1/2053–6/1/2056	1,690	1,478
[1,2]	Freddie Mac Pool	4.000%	4/1/2056	592	553
[1,2,3]	Freddie Mac Pool	4.500%	1/1/2041–6/1/2056	1,701	1,658
[1,2]	Freddie Mac Pool	5.000%	6/1/2041–6/1/2056	7,062	6,987
[1,2]	Freddie Mac Pool	5.500%	1/1/2056–5/1/2056	4,716	4,769
[1,2,3]	Freddie Mac Pool	6.000%	5/1/2054–6/1/2056	3,098	3,196
[2,3]	Ginnie Mae	2.000%	8/20/2056	620	508
[2,3]	Ginnie Mae	4.500%	7/20/2056	630	605
[2,3]	Ginnie Mae	5.000%	7/20/2056–8/20/2056	5,510	5,431
[2,3]	Ginnie Mae	5.500%	8/20/2056	4,200	4,215
[2,3]	Ginnie Mae	6.000%	7/20/2056	1,630	1,663
[2]	Ginnie Mae I Pool	3.000%	9/15/2042–7/15/2043	568	518
[2]	Ginnie Mae I Pool	3.500%	1/15/2027–9/15/2049	746	696
[2]	Ginnie Mae I Pool	4.000%	7/15/2039–11/15/2047	779	749
[2]	Ginnie Mae I Pool	4.500%	7/15/2033–3/15/2041	789	775
[2]	Ginnie Mae I Pool	5.000%	3/15/2039–9/15/2040	244	245
[2]	Ginnie Mae I Pool	6.000%	6/15/2032–3/15/2040	32	33
[2]	Ginnie Mae I Pool	6.500%	8/15/2027–12/15/2038	39	41
[2]	Ginnie Mae I Pool	7.000%	7/15/2027–10/15/2031	8	8
[2]	Ginnie Mae I Pool	7.500%	2/15/2027–1/15/2031	3	3
[2]	Ginnie Mae I Pool	8.000%	10/15/2026–10/15/2030	1	1
[2]	Ginnie Mae II Pool	1.500%	12/20/2051	843	662
[2]	Ginnie Mae II Pool	2.000%	8/20/2050–6/20/2052	28,594	23,461
[2]	Ginnie Mae II Pool	2.500%	6/20/2027–5/20/2052	28,728	24,579
[2]	Ginnie Mae II Pool	3.000%	7/20/2029–5/20/2053	27,949	25,028
[2]	Ginnie Mae II Pool	3.500%	7/20/2026–1/20/2056	25,001	23,035
[2]	Ginnie Mae II Pool	4.000%	8/20/2040–5/20/2056	17,839	16,857
[2]	Ginnie Mae II Pool	4.500%	2/20/2039–6/20/2056	28,123	27,198
[2]	Ginnie Mae II Pool	5.000%	5/20/2039–6/20/2056	44,064	43,604
[2]	Ginnie Mae II Pool	5.500%	11/20/2052–3/20/2056	38,840	39,223
[2]	Ginnie Mae II Pool	6.000%	12/20/2052–12/20/2055	20,518	21,046
[2]	Ginnie Mae II Pool	6.500%	12/20/2035–8/20/2055	5,370	5,592
[2]	Ginnie Mae II Pool	7.000%	8/20/2036–9/20/2054	897	935
[2]	Ginnie Mae II Pool	7.500%	2/20/2054	57	59
[1,2]	UMBS Pool	1.500%	7/1/2035–4/1/2052	36,879	30,142
[1,2,3]	UMBS Pool	2.000%	11/1/2027–7/13/2056	158,825	131,440
[1,2]	UMBS Pool	2.500%	1/1/2027–9/1/2052	110,814	94,869
[1,2,3]	UMBS Pool	3.000%	12/1/2028–8/13/2056	65,119	58,078
[1,2]	UMBS Pool	3.500%	8/1/2026–6/1/2055	35,062	32,331
[1,2,3]	UMBS Pool	4.000%	9/1/2026–7/13/2056	36,138	34,270
[1,2,3]	UMBS Pool	4.500%	4/1/2028–8/13/2056	40,043	38,849
[1,2,3]	UMBS Pool	5.000%	3/1/2028–7/13/2056	81,523	80,733
[1,2,3]	UMBS Pool	5.500%	11/1/2031–7/13/2056	96,058	97,030
[1,2,3]	UMBS Pool	6.000%	6/1/2028–8/13/2056	75,639	77,764
[1,2,3]	UMBS Pool	6.500%	11/1/2052–7/13/2056	31,997	33,304
[1,2]	UMBS Pool	7.000%	5/1/2027–8/1/2055	4,501	4,766
[1,2]	UMBS Pool	7.500%	10/1/2029–1/1/2054	204	219
[1,2]	UMBS Pool	8.500%	12/1/2026–4/1/2031	1	1
					1,059,678
Nonconventional Mortgage-Backed Securities (0.0%)
[1,2,4]	Fannie Mae Pool, 1YR CMT + 2.313%	5.938%	1/1/2035	3	3
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.290%	5.553%	12/1/2041	3	3

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.310%	6.060%	9/1/2037	8	8
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.428%	6.068%	7/1/2036	2	2
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.465%	6.215%	10/1/2037	6	6
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.472%	5.745%	3/1/2043	17	17
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.527%	6.169%	10/1/2037	5	5
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.558%	6.308%	9/1/2043	1	1
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.560%	6.281%	7/1/2043	12	13
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.612%	6.058%	1/1/2042	6	6
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.622%	6.229%	6/1/2043	4	4
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.623%	5.873%	2/1/2036	1	1
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.627%	5.752%	3/1/2038	2	2
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.655%	6.409%	8/1/2035	11	12
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.675%	6.345%	10/1/2042	4	4
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.690%	5.916%	5/1/2040	2	2
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.690%	6.312%	10/1/2039	3	4
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.690%	6.440%	9/1/2042	10	10
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.698%	6.448%	8/1/2040–10/1/2042	7	7
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.700%	5.970%	12/1/2040	3	3
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.700%	6.575%	7/1/2037	1	1
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.705%	6.080%	11/1/2039	1	1
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.710%	5.960%	1/1/2037	1	1
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.716%	6.216%	8/1/2039	9	10
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.734%	5.921%	5/1/2042	3	3
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.735%	6.419%	9/1/2034	1	1
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.744%	6.244%	12/1/2033	1	1
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.748%	6.353%	7/1/2041	12	13
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.750%	6.500%	10/1/2040	4	4
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.769%	6.391%	9/1/2043	6	6
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.780%	5.905%	2/1/2041	1	1
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.781%	6.228%	7/1/2042	4	4
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.788%	6.017%	5/1/2042	1	1
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.789%	6.316%	3/1/2042	6	6
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.794%	6.280%	8/1/2042	14	15
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.795%	5.989%	3/1/2042	7	8
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.804%	6.261%	11/1/2039	3	3
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.805%	6.212%	11/1/2041	5	5
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.810%	6.060%	12/1/2040	2	2
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.810%	6.185%	11/1/2033–11/1/2039	4	4
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.810%	6.310%	10/1/2040	2	2
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.812%	6.060%	2/1/2041	3	3
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.813%	6.259%	1/1/2042	1	1
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.813%	6.325%	11/1/2041	5	5
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.815%	6.065%	2/1/2041	3	3
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.815%	6.179%	5/1/2041	5	5
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.815%	6.190%	12/1/2040–6/1/2041	2	2
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.815%	6.293%	12/1/2041	6	6
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.815%	6.315%	11/1/2040	4	4
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.825%	6.066%	3/1/2041	4	4
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.825%	6.075%	3/1/2041	2	2
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.830%	5.972%	4/1/2041	7	8
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.830%	6.455%	6/1/2041	2	3
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.834%	6.459%	9/1/2040	2	2
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.835%	5.960%	5/1/2040	2	2
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.835%	6.085%	1/1/2040	2	2
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.840%	6.254%	12/1/2039	6	6
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.840%	6.590%	8/1/2039	4	4
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.880%	6.363%	11/1/2034	2	2
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.909%	6.034%	4/1/2037	3	4
[1,2,4]	Fannie Mae Pool, RFUCCT6M + 0.989%	4.989%	4/1/2037	3	3
[1,2,4]	Fannie Mae Pool, RFUCCT6M + 1.840%	5.955%	8/1/2037	6	6
[1,2,4]	Freddie Mac Non Gold Pool, 1YR CMT + 2.250%	5.875%	2/1/2036–5/1/2036	3	3
[1,2,4]	Freddie Mac Non Gold Pool, 1YR CMT + 2.250%	6.068%	11/1/2034	7	7
[1,2,4]	Freddie Mac Non Gold Pool, 1YR CMT + 2.414%	6.042%	10/1/2036	2	2
[1,2,4]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.640%	6.015%	12/1/2036–5/1/2042	4	4
[1,2,4]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.660%	6.160%	10/1/2037	2	2
[1,2,4]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.665%	6.040%	12/1/2034	2	2
[1,2,4]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.695%	5.878%	2/1/2037	1	1
[1,2,4]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.735%	5.985%	12/1/2035	1	1
[1,2,4]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.743%	6.118%	12/1/2036	4	4
[1,2,4]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.745%	5.995%	12/1/2040	3	3

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1,2,4]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.750%	5.875%	5/1/2038	1	1
[1,2,4]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.831%	6.208%	2/1/2042	3	3
[1,2,4]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.855%	6.230%	5/1/2037	1	1
[1,2,4]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.880%	6.005%	5/1/2040–3/1/2041	2	2
[1,2,4]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.880%	6.130%	12/1/2040–1/1/2041	1	1
[1,2,4]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.880%	6.255%	6/1/2040	2	2
[1,2,4]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.880%	6.364%	6/1/2041	2	2
[1,2,4]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.880%	6.505%	6/1/2040	5	6
[1,2,4]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.890%	6.058%	2/1/2042	1	1
[1,2,4]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.892%	6.641%	9/1/2040	2	2
[1,2,4]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.900%	6.350%	11/1/2040	5	5
[1,2,4]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.900%	6.525%	6/1/2040	1	1
[1,2,4]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.910%	6.035%	2/1/2041	2	2
[1,2,4]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.910%	6.065%	2/1/2041	1	1
[1,2,4]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.910%	6.160%	1/1/2041	1	1
[1,2,4]	Freddie Mac Non Gold Pool, RFUCCT1Y + 2.085%	6.210%	3/1/2038	2	2
[1,2,4]	Freddie Mac Non Gold Pool, RFUCCT6M + 1.355%	5.355%	6/1/2037	5	5
[2,4]	Ginnie Mae II Pool, 1YR CMT + 1.500%	5.000%	1/20/2041–3/20/2043	26	26
[2,4]	Ginnie Mae II Pool, 1YR CMT + 1.500%	5.125%	10/20/2038–12/20/2042	40	41
[2,4]	Ginnie Mae II Pool, 1YR CMT + 1.500%	5.375%	7/20/2041–8/20/2041	10	10
[2,4]	Ginnie Mae II Pool, 1YR CMT + 1.500%	5.625%	4/20/2041–6/20/2043	24	26
[2,4]	Ginnie Mae II Pool, 1YR CMT + 2.000%	5.625%	11/20/2040	1	1
[2,4]	Ginnie Mae II Pool, 1YR CMT + 2.000%	6.125%	5/20/2041	4	5
					458
Total U.S. Government and Agency Obligations (Cost $4,015,085)					3,765,897
Asset-Backed/Commercial Mortgage-Backed Securities (2.0%)
[2]	Ally Auto Receivables Trust Class A3 Series 2026-1	3.920%	10/15/2030	120	119
[2]	Ally Auto Receivables Trust Class A4 Series 2023-1	5.270%	11/15/2028	16	16
[2]	Ally Auto Receivables Trust Class A4 Series 2024-2	4.140%	10/15/2030	35	35
[2]	Ally Auto Receivables Trust Class A4 Series 2025-1	4.080%	6/16/2031	100	99
[2]	Ally Auto Receivables Trust Class A4 Series 2026-1	4.020%	6/15/2031	203	200
[2]	American Express Credit Account Master Trust Class A Series 2023-2	4.800%	5/15/2030	75	76
[2]	American Express Credit Account Master Trust Class A Series 2023-3	5.230%	9/15/2028	200	201
[2]	American Express Credit Account Master Trust Class A Series 2023-4	5.150%	9/16/2030	200	203
[2]	American Express Credit Account Master Trust Class A Series 2024-1	5.230%	4/15/2029	400	403
[2]	American Express Credit Account Master Trust Class A Series 2024-2	5.240%	4/15/2031	220	225
[2]	American Express Credit Account Master Trust Class A Series 2025-1	4.560%	12/17/2029	125	125
[2]	American Express Credit Account Master Trust Class A Series 2025-4	4.300%	7/15/2030	50	50
[2]	American Express Credit Account Master Trust Class A Series 2025-5	4.510%	7/15/2032	60	60
[2]	AmeriCredit Automobile Receivables Trust Class C Series 2023-1	5.800%	12/18/2028	25	25
[2]	BA Credit Card Trust Class A Series 2024-A1	4.930%	5/15/2029	200	201
[2]	BA Credit Card Trust Class A Series 2025-A1	4.310%	5/15/2030	100	100
[2]	BA Credit Card Trust Class A Series 2026-A1	4.220%	4/15/2031	218	217
[2]	BANK Class A2 Series 2018-BNK14	4.128%	9/15/2060	16	16
[2,4]	BANK Class A3 Series 2018-BNK11	4.046%	3/15/2061	100	99
[2]	BANK Class A3 Series 2019-BNK19	3.183%	8/15/2061	75	71
[2]	BANK Class A3 Series 2019-BNK20	3.011%	9/15/2062	170	160
[2]	BANK Class A3 Series 2019-BNK23	2.920%	12/15/2052	180	169
[2]	BANK Class A3 Series 2019-BNK24	2.960%	11/15/2062	150	141
[2]	BANK Class A4 Series 2017-BNK6	3.254%	7/15/2060	42	41
[2]	BANK Class A4 Series 2017-BNK7	3.175%	9/15/2060	98	97
[2]	BANK Class A4 Series 2017-BNK8	3.488%	11/15/2050	150	146
[2]	BANK Class A4 Series 2017-BNK9	3.538%	11/15/2054	149	146
[2,4]	BANK Class A4 Series 2018-BNK12	4.255%	5/15/2061	125	124
[2]	BANK Class A4 Series 2018-BNK13	3.953%	8/15/2061	38	37
[2,4]	BANK Class A4 Series 2018-BNK14	4.231%	9/15/2060	100	99
[2,4]	BANK Class A4 Series 2018-BNK15	4.407%	11/15/2061	110	109
[2]	BANK Class A4 Series 2019-BNK16	4.005%	2/15/2052	125	122
[2]	BANK Class A4 Series 2019-BNK17	3.714%	4/15/2052	100	97
[2]	BANK Class A4 Series 2019-BNK18	3.584%	5/15/2062	100	96
[2]	BANK Class A4 Series 2019-BNK22	2.978%	11/15/2062	290	273
[2]	BANK Class A4 Series 2020-BNK26	2.403%	3/15/2063	175	160
[2]	BANK Class A4 Series 2020-BNK28	1.844%	3/15/2063	50	44
[2]	BANK Class A4 Series 2020-BNK29	1.997%	11/15/2053	50	44
[2]	BANK Class A4 Series 2020-BNK30	1.925%	12/15/2053	75	66
[2]	BANK Class A4 Series 2021-BNK31	2.036%	2/15/2054	50	44
[2]	BANK Class A4 Series 2023-BNK46	5.745%	8/15/2056	100	104
[2]	BANK Class A5 Series 2017-BNK5	3.390%	6/15/2060	150	148

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	BANK Class A5 Series 2017-BNK6	3.518%	7/15/2060	404	399
[2]	BANK Class A5 Series 2017-BNK7	3.435%	9/15/2060	75	74
[2]	BANK Class A5 Series 2018-BNK10	3.688%	2/15/2061	250	246
[2,4]	BANK Class A5 Series 2018-BNK13	4.217%	8/15/2061	25	25
[2]	BANK Class A5 Series 2019-BNK21	2.851%	10/17/2052	100	94
[2]	BANK Class A5 Series 2020-BNK25	2.649%	1/15/2063	200	185
[2]	BANK Class A5 Series 2020-BNK27	2.144%	4/15/2063	150	133
[2,4]	BANK Class A5 Series 2021-BN32	2.643%	4/15/2054	75	68
[2]	BANK Class A5 Series 2021-BNK33	2.556%	5/15/2064	50	45
[2]	BANK Class A5 Series 2021-BNK34	2.438%	6/15/2063	150	132
[2]	BANK Class A5 Series 2021-BNK35	2.285%	6/15/2064	100	88
[2]	BANK Class A5 Series 2021-BNK36	2.470%	9/15/2064	125	111
[2,4]	BANK Class A5 Series 2021-BNK37	2.618%	11/15/2064	125	111
[2]	BANK Class A5 Series 2022-BNK43	4.399%	8/15/2055	175	169
[2]	BANK Class A5 Series 2023-BNK45	5.203%	2/15/2056	50	50
[2]	BANK Class A5 Series 2024-BNK47	5.716%	6/15/2057	220	229
[2]	BANK Class A5 Series 2024-BNK48	5.053%	10/15/2057	275	275
[2]	BANK Class AS Series 2017-BNK5	3.624%	6/15/2060	100	98
[2,4]	BANK Class AS Series 2017-BNK6	3.741%	7/15/2060	404	397
[2]	BANK Class AS Series 2017-BNK7	3.748%	9/15/2060	75	73
[2]	BANK Class AS Series 2017-BNK8	3.731%	11/15/2050	25	24
[2,4]	BANK Class AS Series 2018-BNK10	3.898%	2/15/2061	50	49
[2,4]	BANK Class AS Series 2018-BNK12	4.450%	5/15/2061	50	48
[2,4]	BANK Class AS Series 2018-BNK14	4.481%	9/15/2060	25	24
[2]	BANK Class AS Series 2019-BNK17	3.976%	4/15/2052	25	24
[2,4]	BANK Class AS Series 2019-BNK18	3.826%	5/15/2062	50	45
[2]	BANK Class AS Series 2019-BNK21	3.093%	10/17/2052	75	70
[2]	BANK Class AS Series 2019-BNK23	3.203%	12/15/2052	75	69
[2,4]	BANK Class AS Series 2019-BNK24	3.283%	11/15/2062	75	69
[2]	BANK Class AS Series 2020-BNK25	2.841%	1/15/2063	65	60
[2]	BANK Class AS Series 2020-BNK26	2.687%	3/15/2063	55	50
[2]	BANK Class AS Series 2020-BNK27	2.551%	4/15/2063	50	44
[2,4]	BANK Class AS Series 2021-BNK31	2.211%	2/15/2054	25	22
[2,4]	BANK Class AS Series 2021-BNK36	2.695%	9/15/2064	50	44
[2]	BANK Class AS Series 2022-BNK39	3.181%	2/15/2055	7	6
[2,4]	BANK Class AS Series 2023-BNK45	5.651%	2/15/2056	25	25
[2,4]	BANK Class AS Series 2024-BNK48	5.355%	10/15/2057	250	248
[2]	BANK Class ASB Series 2018-BNK10	3.641%	2/15/2061	14	14
[2,4]	BANK Class C Series 2017-BNK8	4.225%	11/15/2050	50	43
[2]	Bank of America Merrill Lynch Commercial Mortgage Trust Class A4 Series 2017-BNK3	3.574%	2/15/2050	72	72
[2]	Bank of America Merrill Lynch Commercial Mortgage Trust Class AS Series 2017-BNK3	3.748%	2/15/2050	28	28
[2,4]	BANK5 Class A3 Series 2023-5YR2	6.656%	7/15/2056	100	103
[2,4]	BANK5 Class A3 Series 2023-5YR3	6.724%	9/15/2056	50	52
[2]	BANK5 Class A3 Series 2024-5YR9	5.614%	8/15/2057	100	102
[2,4]	BANK5 Class AS Series 2023-5YR2	7.379%	7/15/2056	25	26
[2,4]	BANK5 Class AS Series 2023-5YR3	7.559%	9/15/2056	50	52
[2]	Barclays Commercial Mortgage Trust Class A4 Series 2019-C3	3.583%	5/15/2052	250	242
[2]	Barclays Commercial Mortgage Trust Class A4 Series 2019-C5	3.063%	11/15/2052	150	142
[2]	Barclays Commercial Mortgage Trust Class A5 Series 2019-C4	2.919%	8/15/2052	275	260
[2]	Barclays Commercial Mortgage Trust Class AS Series 2019-C4	3.171%	8/15/2052	25	23
[2,4]	Barclays Commercial Mortgage Trust Class AS Series 2019-C5	3.366%	11/15/2052	100	94
[2]	Barclays Dryrock Issuance Trust Class A Series 2025-1	3.970%	7/15/2031	110	109
[2]	BBCMS Mortgage Trust Class A3 Series 2024-5C25	5.946%	3/15/2057	320	327
[2]	BBCMS Mortgage Trust Class A3 Series 2024-5C27	6.014%	7/15/2057	400	411
[2]	BBCMS Mortgage Trust Class A3 Series 2026-5C40	5.248%	2/15/2059	280	284
[2]	BBCMS Mortgage Trust Class A3 Series 2026-5C42	5.598%	6/15/2059	60	62
[2]	BBCMS Mortgage Trust Class A4 Series 2017-C1	3.674%	2/15/2050	125	124
[2]	BBCMS Mortgage Trust Class A4 Series 2020-C6	2.639%	2/15/2053	100	92
[2]	BBCMS Mortgage Trust Class A4 Series 2025-C32	5.433%	2/15/2062	100	102
[2]	BBCMS Mortgage Trust Class A5 Series 2018-C2	4.314%	12/15/2051	125	123
[2]	BBCMS Mortgage Trust Class A5 Series 2020-C7	2.037%	4/15/2053	50	45
[2]	BBCMS Mortgage Trust Class A5 Series 2020-C8	2.040%	10/15/2053	125	111
[2]	BBCMS Mortgage Trust Class A5 Series 2021-C11	2.322%	9/15/2054	50	44
[2]	BBCMS Mortgage Trust Class A5 Series 2021-C12	2.689%	11/15/2054	100	89
[2]	BBCMS Mortgage Trust Class A5 Series 2021-C9	2.299%	2/15/2054	150	134
[2,4]	BBCMS Mortgage Trust Class A5 Series 2022-C4	2.946%	2/15/2055	510	457
[2]	BBCMS Mortgage Trust Class A5 Series 2023-C19	5.451%	4/15/2056	50	51
[2]	BBCMS Mortgage Trust Class A5 Series 2023-C20	5.576%	7/15/2056	25	26
[2,4]	BBCMS Mortgage Trust Class A5 Series 2023-C21	6.000%	9/15/2056	100	105
[2,4]	BBCMS Mortgage Trust Class A5 Series 2023-C22	6.804%	11/15/2056	50	54

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	BBCMS Mortgage Trust Class A5 Series 2024-C24	5.419%	2/15/2057	50	51
[2]	BBCMS Mortgage Trust Class A5 Series 2024-C26	5.829%	5/15/2057	200	209
[2]	BBCMS Mortgage Trust Class A5 Series 2024-C28	5.403%	9/15/2057	100	102
[2]	BBCMS Mortgage Trust Class A5 Series 2024-C30	5.532%	11/15/2057	450	463
[2]	BBCMS Mortgage Trust Class A5 Series 2025-C32	5.720%	2/15/2062	100	104
[2,4]	BBCMS Mortgage Trust Class A5 Series 2025-C35	5.586%	7/15/2058	47	49
[2]	BBCMS Mortgage Trust Class A5 Series 2025-C39	5.297%	12/15/2058	400	406
[2]	BBCMS Mortgage Trust Class AS Series 2017-C1	3.898%	2/15/2050	100	98
[2]	BBCMS Mortgage Trust Class AS Series 2020-C6	2.840%	2/15/2053	35	32
[2,4]	BBCMS Mortgage Trust Class AS Series 2023-C19	6.070%	4/15/2056	25	26
[2,4]	BBCMS Mortgage Trust Class AS Series 2023-C20	5.973%	7/15/2056	25	26
[2,4]	BBCMS Mortgage Trust Class AS Series 2023-C21	6.506%	9/15/2056	50	53
[2]	BBCMS Mortgage Trust Class AS Series 2025-C39	5.492%	12/15/2058	80	80
[2,4]	BBCMS Mortgage Trust Class AS Series 2026-5C40	5.529%	2/15/2059	100	101
[2,4]	BBCMS Mortgage Trust Class B Series 2025-C39	6.012%	12/15/2058	30	30
[2]	BBCMS Trust Class A5 Series 2021-C10	2.492%	7/15/2054	144	130
[2]	Benchmark Mortgage Trust Class A2 Series 2020-B17	2.211%	3/15/2053	14	13
[2]	Benchmark Mortgage Trust Class A3 Series 2020-IG1	2.687%	9/15/2043	125	109
[2,4]	Benchmark Mortgage Trust Class A3 Series 2023-V2	5.812%	5/15/2055	75	76
[2,4]	Benchmark Mortgage Trust Class A3 Series 2023-V3	6.363%	7/15/2056	20	20
[2]	Benchmark Mortgage Trust Class A3 Series 2024-V5	5.805%	1/10/2057	50	51
[2]	Benchmark Mortgage Trust Class A3 Series 2024-V10	5.277%	9/15/2057	200	202
[2]	Benchmark Mortgage Trust Class A3 Series 2025-V15	5.805%	6/15/2058	250	258
[2]	Benchmark Mortgage Trust Class A3 Series 2025-V18	5.184%	10/15/2058	520	525
[2]	Benchmark Mortgage Trust Class A3 Series 2026-V20	5.184%	2/15/2059	130	131
[2]	Benchmark Mortgage Trust Class A4 Series 2018-B5	4.208%	7/15/2051	75	74
[2]	Benchmark Mortgage Trust Class A4 Series 2018-B6	4.261%	10/10/2051	50	49
[2,4]	Benchmark Mortgage Trust Class A4 Series 2018-B7	4.510%	5/15/2053	175	173
[2]	Benchmark Mortgage Trust Class A4 Series 2019-B10	3.717%	3/15/2062	80	78
[2]	Benchmark Mortgage Trust Class A4 Series 2019-B13	2.952%	8/15/2057	280	264
[2,4]	Benchmark Mortgage Trust Class A5 Series 2018-B1	3.666%	1/15/2051	100	98
[2,4]	Benchmark Mortgage Trust Class A5 Series 2018-B2	3.882%	2/15/2051	325	320
[2]	Benchmark Mortgage Trust Class A5 Series 2018-B3	4.025%	4/10/2051	225	222
[2,4]	Benchmark Mortgage Trust Class A5 Series 2018-B4	4.121%	7/15/2051	350	344
[2]	Benchmark Mortgage Trust Class A5 Series 2018-B8	4.232%	1/15/2052	125	123
[2]	Benchmark Mortgage Trust Class A5 Series 2019-B14	3.049%	12/15/2062	225	212
[2]	Benchmark Mortgage Trust Class A5 Series 2019-B15	2.928%	12/15/2072	230	214
[2]	Benchmark Mortgage Trust Class A5 Series 2019-B9	4.016%	3/15/2052	105	102
[2]	Benchmark Mortgage Trust Class A5 Series 2020-B16	2.732%	2/15/2053	100	93
[2]	Benchmark Mortgage Trust Class A5 Series 2020-B17	2.289%	3/15/2053	100	90
[2]	Benchmark Mortgage Trust Class A5 Series 2020-B20	2.034%	10/15/2053	100	88
[2]	Benchmark Mortgage Trust Class A5 Series 2020-B21	1.978%	12/17/2053	125	110
[2]	Benchmark Mortgage Trust Class A5 Series 2020-B22	1.973%	1/15/2054	100	88
[2]	Benchmark Mortgage Trust Class A5 Series 2021-B23	2.070%	2/15/2054	225	198
[2]	Benchmark Mortgage Trust Class A5 Series 2021-B24	2.584%	3/15/2054	125	112
[2]	Benchmark Mortgage Trust Class A5 Series 2021-B25	2.577%	4/15/2054	1,125	1,006
[2]	Benchmark Mortgage Trust Class A5 Series 2021-B25	2.847%	4/15/2054	50	44
[2]	Benchmark Mortgage Trust Class A5 Series 2021-B26	2.613%	6/15/2054	75	67
[2]	Benchmark Mortgage Trust Class A5 Series 2021-B28	2.224%	8/15/2054	100	88
[2]	Benchmark Mortgage Trust Class A5 Series 2021-B29	2.388%	9/15/2054	50	44
[2]	Benchmark Mortgage Trust Class A5 Series 2021-B30	2.576%	11/15/2054	200	178
[2,4]	Benchmark Mortgage Trust Class A5 Series 2022-B32	3.002%	1/15/2055	275	244
[2,4]	Benchmark Mortgage Trust Class A5 Series 2022-B33	3.458%	3/15/2055	75	69
[2,4]	Benchmark Mortgage Trust Class A5 Series 2022-B34	3.786%	4/15/2055	50	46
[2,4]	Benchmark Mortgage Trust Class A5 Series 2022-B36	4.470%	7/15/2055	100	97
[2]	Benchmark Mortgage Trust Class A5 Series 2023-B39	5.754%	7/15/2056	175	182
[2]	Benchmark Mortgage Trust Class A5 Series 2025-B41	5.407%	7/15/2068	54	55
[2]	Benchmark Mortgage Trust Class A5 Series 2026-B42	5.100%	3/15/2059	120	120
[2,4]	Benchmark Mortgage Trust Class AM Series 2018-B1	3.878%	1/15/2051	50	48
[2,4]	Benchmark Mortgage Trust Class AM Series 2018-B4	4.311%	7/15/2051	75	72
[2]	Benchmark Mortgage Trust Class AM Series 2019-B10	3.979%	3/15/2062	50	47
[2,4]	Benchmark Mortgage Trust Class AM Series 2020-B16	2.944%	2/15/2053	25	23
[2]	Benchmark Mortgage Trust Class AM Series 2026-V20	5.436%	2/15/2059	50	50
[2,4]	Benchmark Mortgage Trust Class AS Series 2018-B2	4.084%	2/15/2051	150	141
[2]	Benchmark Mortgage Trust Class AS Series 2018-B6	4.441%	10/10/2051	25	24
[2,4]	Benchmark Mortgage Trust Class AS Series 2018-B8	4.532%	1/15/2052	50	48
[2]	Benchmark Mortgage Trust Class AS Series 2019-B11	3.784%	5/15/2052	75	69
[2]	Benchmark Mortgage Trust Class AS Series 2020-B17	2.583%	3/15/2053	30	26
[2]	Benchmark Mortgage Trust Class AS Series 2020-B19	2.148%	9/15/2053	25	21
[2]	Benchmark Mortgage Trust Class AS Series 2020-B20	2.375%	10/15/2053	10	9

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2,4]	Benchmark Mortgage Trust Class AS Series 2020-IG1	2.909%	9/15/2043	50	42
[2]	Benchmark Mortgage Trust Class AS Series 2021-B23	2.274%	2/15/2054	75	63
[2]	Benchmark Mortgage Trust Class AS Series 2021-B24	2.780%	3/15/2054	25	22
[2,4]	Benchmark Mortgage Trust Class AS Series 2022-B32	3.526%	1/15/2055	75	65
[2]	Benchmark Mortgage Trust Class AS Series 2023-B39	6.250%	7/15/2056	50	51
[2,4]	Benchmark Mortgage Trust Class AS Series 2023-V2	6.537%	5/15/2055	25	26
[2,4]	Benchmark Mortgage Trust Class AS Series 2023-V3	7.097%	7/15/2056	60	62
[2,4]	Benchmark Mortgage Trust Class AS Series 2024-V10	5.725%	9/15/2057	100	101
[2]	Benchmark Mortgage Trust Class AS Series 2025-B41	5.754%	7/15/2068	26	27
[2,4]	BMO Mortgage Trust Class A3 Series 2023-5C1	6.534%	8/15/2056	400	410
[2]	BMO Mortgage Trust Class A3 Series 2024-5C3	5.739%	2/15/2057	50	51
[2,4]	BMO Mortgage Trust Class A3 Series 2024-5C8	5.625%	12/15/2057	100	102
[2]	BMO Mortgage Trust Class A3 Series 2025-5C13	5.227%	12/15/2058	90	91
[2]	BMO Mortgage Trust Class A3 Series 2026-5C14	5.209%	3/15/2059	270	273
[2,4]	BMO Mortgage Trust Class A5 Series 2022-C1	3.374%	2/15/2055	50	46
[2]	BMO Mortgage Trust Class A5 Series 2022-C3	5.313%	9/15/2054	200	202
[2,4]	BMO Mortgage Trust Class A5 Series 2023-C4	5.117%	2/15/2056	50	50
[2]	BMO Mortgage Trust Class A5 Series 2023-C5	5.765%	6/15/2056	50	52
[2,4]	BMO Mortgage Trust Class A5 Series 2023-C6	5.956%	9/15/2056	100	104
[2,4]	BMO Mortgage Trust Class A5 Series 2024-C10	5.478%	11/15/2057	100	103
[2]	BMO Mortgage Trust Class A5 Series 2024-C9	5.759%	7/15/2057	90	94
[2]	BMO Mortgage Trust Class A5 Series 2025-C11	5.687%	2/15/2058	110	114
[2]	BMO Mortgage Trust Class A5 Series 2025-C13	5.353%	10/15/2058	280	285
[2,4]	BMO Mortgage Trust Class AS Series 2023-5C1	7.355%	8/15/2056	300	310
[2,4]	BMO Mortgage Trust Class AS Series 2023-5C1	6.550%	9/15/2056	40	42
[2,4]	BMO Mortgage Trust Class AS Series 2023-5C2	7.485%	11/15/2056	200	208
[2,4]	BMO Mortgage Trust Class AS Series 2023-C5	6.162%	6/15/2056	25	26
[2,4]	BMO Mortgage Trust Class AS Series 2023-C7	6.674%	12/15/2056	200	214
[2,4]	BMO Mortgage Trust Class AS Series 2024-5C4	6.866%	5/15/2057	300	312
[2]	BMO Mortgage Trust Class AS Series 2025-5C13	5.575%	12/15/2058	60	60
[2]	BMO Mortgage Trust Class AS Series 2026-5C14	5.539%	3/15/2059	70	71
[2,4]	BMO Mortgage Trust Class B Series 2024-5C4	7.251%	5/15/2057	300	310
[2]	BMW Vehicle Lease Trust Class A3 Series 2025-1	4.430%	6/26/2028	200	200
[2]	BMW Vehicle Lease Trust Class A3 Series 2026-1	4.150%	5/25/2029	90	90
[2]	BMW Vehicle Lease Trust Class A4 Series 2024-2	4.210%	2/25/2028	95	95
[2]	BMW Vehicle Lease Trust Class A4 Series 2025-1	4.490%	10/25/2028	50	50
[2]	BMW Vehicle Owner Trust Class A3 Series 2023-A	5.470%	2/25/2028	4	4
[2]	BMW Vehicle Owner Trust Class A3 Series 2025-A	4.560%	9/25/2029	125	125
[2]	BMW Vehicle Owner Trust Class A4 Series 2023-A	5.250%	11/26/2029	7	7
[2]	BMW Vehicle Owner Trust Class A4 Series 2025-A	4.660%	12/27/2032	75	75
[2]	Cantor Commercial Real Estate Lending Class A4 Series 2019-CF3	3.006%	1/15/2053	135	126
[2]	Cantor Commercial Real Estate Lending Class A5 Series 2019-CF1	3.786%	5/15/2052	125	121
[2]	Cantor Commercial Real Estate Lending Class A5 Series 2019-CF2	2.874%	11/15/2052	140	132
[2]	Cantor Commercial Real Estate Lending Class AS Series 2019-CF3	3.298%	1/15/2053	60	53
[2]	Capital One Multi-Asset Execution Trust Class A Series 2025-A1	3.820%	9/15/2030	326	322
[2]	Capital One Multi-Asset Execution Trust Class A Series 2025-A2	4.020%	9/15/2032	147	145
[2]	Capital One Multi-Asset Execution Trust Class A Series 2025-A3	4.650%	10/15/2037	420	412
[2]	Capital One Multi-Asset Execution Trust Class A2 Series 2021-A2	1.390%	7/15/2030	450	424
[2]	Capital One Prime Auto Receivables Trust Class A3 Series 2023-1	4.870%	2/15/2028	4	4
[2]	Capital One Prime Auto Receivables Trust Class A3 Series 2024-1	4.620%	7/16/2029	84	84
[2]	Capital One Prime Auto Receivables Trust Class A4 Series 2023-1	4.760%	8/15/2028	25	25
[2]	Capital One Prime Auto Receivables Trust Class A4 Series 2024-1	4.660%	1/15/2030	40	40
[2]	CarMax Auto Owner Trust Class A3 Series 2023-2	5.050%	1/18/2028	15	15
[2]	CarMax Auto Owner Trust Class A3 Series 2023-3	5.280%	5/15/2028	13	13
[2]	CarMax Auto Owner Trust Class A3 Series 2024-1	4.920%	10/16/2028	28	29
[2]	CarMax Auto Owner Trust Class A3 Series 2024-3	4.890%	7/16/2029	222	223
[2]	CarMax Auto Owner Trust Class A3 Series 2025-3	4.350%	7/15/2030	100	100
[2]	CarMax Auto Owner Trust Class A3 Series 2025-4	3.970%	12/16/2030	50	50
[2]	CarMax Auto Owner Trust Class A3 Series 2026-1	4.040%	3/17/2031	130	129
[2]	CarMax Auto Owner Trust Class A4 Series 2023-1	4.650%	1/16/2029	25	25
[2]	CarMax Auto Owner Trust Class A4 Series 2023-2	5.010%	11/15/2028	25	25
[2]	CarMax Auto Owner Trust Class A4 Series 2023-3	5.260%	2/15/2029	20	20
[2]	CarMax Auto Owner Trust Class A4 Series 2023-4	5.960%	5/15/2029	50	51
[2]	CarMax Auto Owner Trust Class A4 Series 2024-4	4.640%	4/15/2030	80	80
[2]	CarMax Auto Owner Trust Class A4 Series 2025-3	4.470%	1/15/2031	100	100
[2]	CarMax Auto Owner Trust Class A4 Series 2025-4	4.080%	6/16/2031	30	30
[2]	CarMax Auto Owner Trust Class A4 Series 2026-1	4.180%	3/15/2032	100	99
[2]	CarMax Select Receivables Trust Class A3 Series 2025-B	4.120%	3/15/2030	30	30
[2]	CarMax Select Receivables Trust Class A3 Series 2026-A	3.990%	5/17/2032	110	109
[2]	CarMax Select Receivables Trust Class A3 Series 2026-B	4.640%	12/16/2030	121	121

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Carvana Auto Receivables Trust Class A3 Series 2025-P2	4.550%	8/12/2030	200	200
[2]	Carvana Auto Receivables Trust Class A3 Series 2025-P3	4.040%	11/11/2030	60	60
[2]	Carvana Auto Receivables Trust Class A4 Series 2025-P2	4.750%	6/10/2031	116	116
[2]	Carvana Auto Receivables Trust Class B Series 2025-P4	4.590%	1/12/2032	50	49
[2]	CD Mortgage Trust Class A3 Series 2019-CD8	2.657%	8/15/2057	38	36
[2]	CD Mortgage Trust Class A4 Series 2016-CD1	2.724%	8/10/2049	91	90
[2,4]	CD Mortgage Trust Class A4 Series 2016-CD2	3.526%	11/10/2049	100	99
[2]	CD Mortgage Trust Class A4 Series 2017-CD3	3.631%	2/10/2050	144	142
[2]	CD Mortgage Trust Class A4 Series 2018-CD7	4.279%	8/15/2051	75	74
[2]	CD Mortgage Trust Class A4 Series 2019-CD8	2.912%	8/15/2057	450	421
[2]	CD Mortgage Trust Class A5 Series 2017-CD6	3.456%	11/13/2050	125	123
[2,4]	CD Mortgage Trust Class AM Series 2017-CD6	3.709%	11/13/2050	75	73
[2]	CD Mortgage Trust Class AS Series 2017-CD3	3.833%	2/10/2050	31	27
[2]	CD Mortgage Trust Class ASB Series 2018-CD7	4.213%	8/15/2051	4	4
[2]	CFCRE Commercial Mortgage Trust Class A4 Series 2017-C8	3.572%	6/15/2050	50	49
[2]	CFCRE Commercial Mortgage Trust Class AM Series 2016-C4	3.691%	5/10/2058	6	5
[2]	CGMS Commercial Mortgage Trust Class A4 Series 2017-B1	3.458%	8/15/2050	250	246
[2,4]	CGMS Commercial Mortgage Trust Class AS Series 2017-B1	3.711%	8/15/2050	50	49
[2]	Chase Issuance Trust Class A Series 2023-A2	5.080%	9/15/2030	100	101
[2]	Chase Issuance Trust Class A Series 2024-A2	4.630%	1/15/2031	100	101
[2]	Chase Issuance Trust Class A Series 2025-A1	4.160%	7/15/2030	1,250	1,245
[2]	Chase Issuance Trust Class A Series 2026-A1	4.400%	5/15/2031	560	560
[2]	Citibank Credit Card Issuance Trust Class A Series 2025-A1	4.300%	6/21/2030	150	150
[2]	Citibank Credit Card Issuance Trust Class A Series 2025-A2	4.490%	6/21/2032	100	100
[2]	Citibank Credit Card Issuance Trust Class A3 Series 2007-A3	6.150%	6/15/2039	100	109
[2]	Citibank Credit Card Issuance Trust Class A7 Series 2018-A7	3.960%	10/13/2030	200	198
[2]	Citigroup Commercial Mortgage Trust Class A3 Series 2017-C4	3.209%	10/12/2050	74	73
[2]	Citigroup Commercial Mortgage Trust Class A4 Series 2015-GC31	3.762%	6/10/2048	14	14
[2]	Citigroup Commercial Mortgage Trust Class A4 Series 2016-P4	2.902%	7/10/2049	33	33
[2]	Citigroup Commercial Mortgage Trust Class A4 Series 2017-C4	3.471%	10/12/2050	250	246
[2]	Citigroup Commercial Mortgage Trust Class A4 Series 2018-B2	4.009%	3/10/2051	275	272
[2]	Citigroup Commercial Mortgage Trust Class A4 Series 2019-GC43	3.038%	11/10/2052	275	258
[2]	Citigroup Commercial Mortgage Trust Class A5 Series 2016-GC36	3.616%	2/10/2049	73	72
[2]	Citigroup Commercial Mortgage Trust Class A5 Series 2019-GC41	2.869%	8/10/2056	225	212
[2]	Citigroup Commercial Mortgage Trust Class A5 Series 2020-GC46	2.717%	2/15/2053	110	101
[2,4]	Citigroup Commercial Mortgage Trust Class A5 Series 2022-GC48	4.712%	5/15/2054	75	74
[2]	Citigroup Commercial Mortgage Trust Class AS Series 2017-C4	3.764%	10/12/2050	50	49
[2,4]	Citigroup Commercial Mortgage Trust Class AS Series 2020-GC46	2.918%	2/15/2053	45	40
[2,4]	Citigroup Commercial Mortgage Trust Class B Series 2015-GC29	3.758%	4/10/2048	41	39
[2]	CNH Equipment Trust Class A3 Series 2023-A	4.810%	8/15/2028	17	17
[2]	CNH Equipment Trust Class A3 Series 2023-B	5.600%	2/15/2029	27	27
[2]	CNH Equipment Trust Class A3 Series 2024-A	4.770%	6/15/2029	29	29
[2]	CNH Equipment Trust Class A3 Series 2025-B	4.300%	10/15/2030	100	100
[2]	CNH Equipment Trust Class A3 Series 2026-A	4.000%	5/15/2031	260	257
[2]	CNH Equipment Trust Class A4 Series 2024-C	4.120%	3/15/2032	50	50
[2]	CNH Equipment Trust Class A4 Series 2025-B	4.430%	1/18/2033	100	100
[2]	COMM Mortgage Trust Class A3 Series 2017-COR2	3.510%	9/10/2050	35	35
[2]	COMM Mortgage Trust Class A3 Series 2018-COR3	4.228%	5/10/2051	125	123
[2]	COMM Mortgage Trust Class A5 Series 2019-GC44	2.950%	8/15/2057	115	108
[2]	COMM Mortgage Trust Class AM Series 2013-CR12	4.300%	10/10/2046	9	9
[2]	COMM Mortgage Trust Class AM Series 2019-GC44	3.263%	8/15/2057	50	46
[2,4]	COMM Mortgage Trust Class B Series 2013-CR12	4.762%	10/10/2046	19	7
[2,4]	COMM Mortgage Trust Class B Series 2014-CR15	3.911%	2/10/2047	10	9
[2]	CSAIL Commercial Mortgage Trust Class A3 Series 2019-C16	3.329%	6/15/2052	275	263
[2]	CSAIL Commercial Mortgage Trust Class A3 Series 2021-C20	2.805%	3/15/2054	250	229
[2,4]	CSAIL Commercial Mortgage Trust Class A4 Series 2018-CX12	4.224%	8/15/2051	25	25
[2]	CSAIL Commercial Mortgage Trust Class A4 Series 2019-C15	4.053%	3/15/2052	225	220
[2,4]	CSAIL Commercial Mortgage Trust Class A5 Series 2017-CX10	3.458%	11/15/2050	150	146
[2,4]	CSAIL Commercial Mortgage Trust Class A5 Series 2018-CX11	4.033%	4/15/2051	275	272
[2,4]	CSAIL Commercial Mortgage Trust Class AS Series 2021-C20	3.076%	3/15/2054	50	44
[2,4]	CSAIL Commercial Mortgage Trust Class B Series 2015-C1	3.891%	4/15/2050	34	33
[2]	DBGS Mortgage Trust Class A4 Series 2018-C1	4.466%	10/15/2051	100	99
[2]	DBJPM Mortgage Trust Class A5 Series 2017-C6	3.328%	6/10/2050	100	99
[2]	DBJPM Mortgage Trust Class A5 Series 2020-C9	1.926%	8/15/2053	50	45
[2,4]	DBJPM Mortgage Trust Class AM Series 2017-C6	3.561%	6/10/2050	50	49
[2]	Drive Auto Receivables Trust Class A3 Series 2024-2	4.500%	9/15/2028	6	6
[2]	Exeter Automobile Receivables Trust Class A3 Series 2025-1A	4.670%	8/15/2028	23	23
[2]	Exeter Automobile Receivables Trust Class B Series 2024-4A	5.290%	8/15/2030	45	45
[2]	Exeter Automobile Receivables Trust Class B Series 2024-5A	4.480%	4/16/2029	13	13
[2]	Exeter Automobile Receivables Trust Class B Series 2025-5A	4.280%	7/15/2030	140	139

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Exeter Automobile Receivables Trust Class B Series 2026-1A	4.220%	10/15/2030	80	79
[2]	Exeter Automobile Receivables Trust Class C Series 2023-4A	6.510%	8/15/2028	2	2
[2]	Exeter Automobile Receivables Trust Class D Series 2022-1A	3.020%	6/15/2028	6	6
[2]	Exeter Automobile Receivables Trust Class D Series 2022-2A	4.560%	7/17/2028	9	9
[1,2]	Fannie Mae-Aces Class 2A2 Series 2019-M21	2.350%	2/25/2031	26	25
[1,2,4]	Fannie Mae-Aces Class 2A2 Series 2021-M13	1.687%	3/25/2033	200	166
[1,2,4]	Fannie Mae-Aces Class 2A2 Series 2025-M1	4.800%	1/25/2032	36	36
[1,2]	Fannie Mae-Aces Class 3A2 Series 2019-M18	2.577%	9/25/2031	76	69
[1,2,4]	Fannie Mae-Aces Class A2 Series 2016-M11	2.369%	7/25/2026	38	38
[1,2,4]	Fannie Mae-Aces Class A2 Series 2016-M12	2.519%	9/25/2026	126	126
[1,2]	Fannie Mae-Aces Class A2 Series 2016-M7	2.499%	9/25/2026	1	1
[1,2,4]	Fannie Mae-Aces Class A2 Series 2017-M12	3.167%	6/25/2027	143	141
[1,2,4]	Fannie Mae-Aces Class A2 Series 2017-M14	2.869%	11/25/2027	50	49
[1,2,4]	Fannie Mae-Aces Class A2 Series 2017-M5	3.120%	4/25/2029	33	32
[1,2,4]	Fannie Mae-Aces Class A2 Series 2017-M7	2.961%	2/25/2027	169	167
[1,2,4]	Fannie Mae-Aces Class A2 Series 2017-M8	3.061%	5/25/2027	308	305
[1,2,4]	Fannie Mae-Aces Class A2 Series 2018-M12	3.776%	8/25/2030	45	44
[1,2,4]	Fannie Mae-Aces Class A2 Series 2018-M13	3.893%	9/25/2030	131	128
[1,2,4]	Fannie Mae-Aces Class A2 Series 2018-M14	3.697%	8/25/2028	158	155
[1,2,4]	Fannie Mae-Aces Class A2 Series 2018-M2	3.026%	1/25/2028	323	316
[1,2,4]	Fannie Mae-Aces Class A2 Series 2018-M3	3.177%	2/25/2030	43	41
[1,2,4]	Fannie Mae-Aces Class A2 Series 2018-M4	3.169%	3/25/2028	99	98
[1,2,4]	Fannie Mae-Aces Class A2 Series 2018-M7	3.130%	3/25/2028	82	81
[1,2,4]	Fannie Mae-Aces Class A2 Series 2018-M10	3.473%	7/25/2028	111	109
[1,2,4]	Fannie Mae-Aces Class A2 Series 2019-M1	3.679%	9/25/2028	140	138
[1,2,4]	Fannie Mae-Aces Class A2 Series 2019-M12	2.885%	6/25/2029	370	355
[1,2]	Fannie Mae-Aces Class A2 Series 2019-M18	2.469%	8/25/2029	222	210
[1,2,4]	Fannie Mae-Aces Class A2 Series 2019-M2	3.748%	11/25/2028	148	145
[1,2]	Fannie Mae-Aces Class A2 Series 2019-M22	2.522%	8/25/2029	297	281
[1,2]	Fannie Mae-Aces Class A2 Series 2019-M4	3.610%	2/25/2031	248	239
[1,2]	Fannie Mae-Aces Class A2 Series 2019-M5	3.273%	2/25/2029	175	170
[1,2]	Fannie Mae-Aces Class A2 Series 2019-M7	3.143%	4/25/2029	173	167
[1,2]	Fannie Mae-Aces Class A2 Series 2019-M9	2.937%	6/25/2029	168	163
[1,2]	Fannie Mae-Aces Class A2 Series 2020-M1	2.444%	10/25/2029	950	894
[1,2]	Fannie Mae-Aces Class A2 Series 2020-M14	1.784%	5/25/2030	225	205
[1,2,4]	Fannie Mae-Aces Class A2 Series 2020-M29	1.492%	5/25/2030	100	90
[1,2]	Fannie Mae-Aces Class A2 Series 2020-M42	1.270%	7/25/2030	10	9
[1,2]	Fannie Mae-Aces Class A2 Series 2020-M46	1.323%	5/25/2030	242	218
[1,2]	Fannie Mae-Aces Class A2 Series 2020-M5	2.210%	1/25/2030	105	98
[1,2,4]	Fannie Mae-Aces Class A2 Series 2020-M52	1.367%	10/25/2030	252	224
[1,2,4]	Fannie Mae-Aces Class A2 Series 2021-M1	1.431%	11/25/2030	59	52
[1,2,4]	Fannie Mae-Aces Class A2 Series 2021-M11	1.505%	3/25/2031	225	196
[1,2,4]	Fannie Mae-Aces Class A2 Series 2021-M13	1.651%	4/25/2031	50	44
[1,2,4]	Fannie Mae-Aces Class A2 Series 2021-M19	1.796%	10/25/2031	275	240
[1,2,4]	Fannie Mae-Aces Class A2 Series 2021-M1G	1.517%	11/25/2030	50	44
[1,2,4]	Fannie Mae-Aces Class A2 Series 2021-M3G	1.286%	1/25/2031	225	197
[1,2,4]	Fannie Mae-Aces Class A2 Series 2022-M1	1.725%	10/25/2031	325	282
[1,2,4]	Fannie Mae-Aces Class A2 Series 2022-M10	1.991%	1/25/2032	215	189
[1,2,4]	Fannie Mae-Aces Class A2 Series 2022-M1G	1.582%	9/25/2031	75	66
[1,2,4]	Fannie Mae-Aces Class A2 Series 2022-M3	1.764%	11/25/2031	100	87
[1,2,4]	Fannie Mae-Aces Class A2 Series 2022-M4	2.290%	5/25/2030	150	139
[1,2,4]	Fannie Mae-Aces Class A2 Series 2022-M8	2.001%	12/25/2031	150	132
[1,2,4]	Fannie Mae-Aces Class A2 Series 2023-M1S	4.647%	4/25/2033	140	139
[1,2,4]	Fannie Mae-Aces Class A2 Series 2023-M6	4.190%	7/25/2028	128	127
[1,2,4]	Fannie Mae-Aces Class A2 Series 2023-M8	4.625%	3/25/2033	50	50
[1,2]	Fannie Mae-Aces Class A2 Series 2026-G1	4.500%	11/25/2032	510	508
[1,2]	Fannie Mae-Aces Class A2 Series 2026-M11	4.250%	4/25/2033	490	479
[1,2,4]	Fannie Mae-Aces Class ATS2 Series 2017-M15	3.218%	11/25/2027	196	194
[1,2,4]	Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates Class A2 Series K-171	4.400%	5/30/2063	100	98
[1,2,4]	Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates Class A2 Series K-174	4.530%	10/25/2035	300	297
[1,2,4]	Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates Class A2 Series K-176	4.385%	12/25/2035	1,020	996
[1,2,4]	Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates Class A2 Series K543	4.329%	6/25/2030	100	99
[1,2,4]	Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates Class A2 Series K547	4.421%	5/25/2030	75	75
[1,2,4]	Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates Class A2 Series K761	4.400%	6/25/2032	700	694

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1,2,4]	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Class A2 Series K-178	4.400%	2/25/2036	330	323
[1,2,4]	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Class A2 Series K-180	4.350%	4/25/2035	220	214
[1,2,4]	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Class A2 Series K548	4.320%	9/25/2030	70	70
[1,2,4]	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Class A2 Series K762	4.360%	9/25/2032	1,500	1,483
[1,2]	Federal National Mortgage Association-ACES Class A2 Series 2025-M4	4.389%	8/25/2035	100	98
[2]	Fifth Third Auto Trust Class A3 Series 2023-1	5.530%	8/15/2028	32	32
[2]	Fifth Third Auto Trust Class A4 Series 2023-1	5.520%	2/17/2031	20	20
[2]	First National Master Note Trust Class A Series 2023-2	5.770%	9/15/2029	50	50
[2]	First National Master Note Trust Class A Series 2026-1	4.610%	5/15/2031	430	431
[2]	Ford Credit Auto Lease Trust Class A3 Series 2025-B	4.230%	12/15/2028	200	200
[2]	Ford Credit Auto Lease Trust Class A3 Series 2026-A	4.000%	7/15/2029	193	192
[2]	Ford Credit Auto Lease Trust Class A4 Series 2025-A	4.780%	2/15/2029	150	151
[2]	Ford Credit Auto Lease Trust Class A4 Series 2025-B	4.300%	8/15/2029	100	100
[2]	Ford Credit Auto Owner Trust Class A3 Series 2023-A	4.650%	2/15/2028	7	7
[2]	Ford Credit Auto Owner Trust Class A3 Series 2023-B	5.230%	5/15/2028	14	14
[2]	Ford Credit Auto Owner Trust Class A3 Series 2025-B	3.910%	4/15/2030	120	119
[2]	Ford Credit Auto Owner Trust Class A4 Series 2023-A	4.560%	12/15/2028	25	25
[2]	Ford Credit Auto Owner Trust Class A4 Series 2023-C	5.490%	5/15/2029	50	51
[2]	Ford Credit Auto Owner Trust Class A4 Series 2024-A	5.010%	9/15/2029	260	262
[2]	Ford Credit Auto Owner Trust Class A4 Series 2025-B	3.950%	7/15/2031	40	39
[2]	Ford Credit Floorplan Master Owner Trust A Class A1 Series 2025-2	4.060%	9/15/2030	270	267
[2]	Ford Credit Floorplan Master Owner Trust Class A Series 2018-4	4.060%	11/15/2030	100	99
[2]	Ford Credit Floorplan Master Owner Trust Class A Series 2026-1	4.420%	5/15/2031	200	199
[2]	Ford Credit Floorplan Master Owner Trust Class A Series 2026-2	4.600%	5/15/2033	160	160
[2]	Ford Credit Floorplan Master Owner Trust Class A1 Series 2025-1	4.630%	4/15/2030	100	100
[1,2,4]	Freddie Mac Multifamily Mortgage Trust Class A2 Series K-168	4.130%	12/25/2034	200	193
[1,2,4]	Freddie Mac Multifamily Mortgage Trust Class A2 Series K-169	4.660%	12/25/2034	300	300
[1,2,4]	Freddie Mac Multifamily Mortgage Trust Class A2 Series K759	4.800%	1/25/2032	500	506
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A1 Series K080	3.736%	4/25/2028	33	33
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A1 Series K121	0.995%	8/25/2030	19	18
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A1 Series K122	0.863%	5/25/2030	10	10
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A1 Series K129	1.342%	9/25/2030	41	37
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A1 Series K143	2.711%	4/25/2055	95	89
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A1 Series K1520	2.007%	7/25/2035	47	41
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K058	2.653%	8/25/2026	83	82
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K065	3.243%	4/25/2027	433	429
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K066	3.117%	6/25/2027	148	146
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K067	3.194%	7/25/2027	500	494
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K068	3.244%	8/25/2027	125	123
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K069	3.187%	9/25/2027	192	189
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K070	3.303%	11/25/2027	75	74
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K071	3.286%	11/25/2027	225	222
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K072	3.444%	12/25/2027	100	99
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K073	3.350%	1/25/2028	125	123
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K074	3.600%	1/25/2028	222	219
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K075	3.650%	2/25/2028	149	147
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K076	3.900%	4/25/2028	350	347
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K078	3.854%	6/25/2028	100	99
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K079	3.926%	6/25/2028	25	25
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K080	3.926%	7/25/2028	175	173
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K081	3.900%	8/25/2028	350	346
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K082	3.920%	9/25/2028	75	74
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K083	4.050%	9/25/2028	1,700	1,683
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K084	3.780%	10/25/2028	275	271
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K085	4.060%	10/25/2028	225	223
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K087	3.771%	12/25/2028	386	380
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K088	3.690%	1/25/2029	275	270
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K089	3.563%	1/25/2029	25	24
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K090	3.422%	2/25/2029	200	195
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K091	3.505%	3/25/2029	450	439
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K092	3.298%	4/25/2029	225	218
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K093	2.982%	5/25/2029	392	377
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K094	2.903%	6/25/2029	275	263
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K095	2.785%	6/25/2029	275	263
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K096	2.519%	7/25/2029	225	213
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K098	2.425%	8/25/2029	450	424

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K099	2.595%	9/25/2029	210	199
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K101	2.524%	10/25/2029	370	348
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K102	2.537%	10/25/2029	350	330
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K103	2.651%	11/25/2029	300	283
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K104	2.253%	1/25/2030	445	414
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K105	1.872%	1/25/2030	95	87
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K106	2.069%	1/25/2030	1,300	1,199
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K107	1.639%	1/25/2030	100	91
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K108	1.517%	3/25/2030	150	136
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K109	1.558%	4/25/2030	425	383
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K110	1.477%	4/25/2030	25	23
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K111	1.350%	5/25/2030	25	22
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K114	1.366%	6/25/2030	125	111
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K116	1.378%	7/25/2030	320	284
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K117	1.406%	8/25/2030	25	22
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K118	1.493%	9/25/2030	400	355
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K120	1.500%	10/25/2030	300	266
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K121	1.547%	10/25/2030	175	155
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K122	1.521%	11/25/2030	175	155
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K124	1.658%	12/25/2030	150	133
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K125	1.846%	1/25/2031	700	626
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K126	2.074%	1/25/2031	250	226
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K127	2.108%	1/25/2031	425	384
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K128	2.020%	3/25/2031	250	225
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K129	1.914%	5/25/2031	400	357
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K130	1.723%	6/25/2031	150	132
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K131	1.853%	7/25/2031	400	354
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K132	2.023%	8/25/2031	100	89
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K133	2.096%	9/25/2031	200	178
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K134	2.243%	10/25/2031	200	179
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K135	2.154%	10/25/2031	125	111
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K138	2.476%	1/25/2055	150	135
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K140	2.250%	1/25/2032	100	89
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K143	2.350%	3/25/2032	100	89
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K148	3.500%	7/25/2032	700	661
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K-150	3.710%	9/25/2032	1,000	954
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K-1510	3.718%	1/25/2031	75	72
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K-1511	3.470%	3/25/2031	100	96
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K-1514	2.859%	10/25/2034	225	197
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K-1515	1.940%	2/25/2035	150	122
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K-1516	1.721%	5/25/2035	225	177
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K-1517	1.716%	7/25/2035	25	20
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K-1518	1.860%	10/25/2035	100	79
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K-1519	2.013%	12/25/2035	100	79
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K152	3.080%	1/25/2031	100	94
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K-1520	2.438%	2/25/2036	200	165
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K-1521	2.184%	8/25/2036	150	119
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K-1522	2.361%	10/25/2036	150	121
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K155	3.750%	11/25/2032	100	97
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K-156	4.430%	2/25/2033	75	74
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K157	3.990%	5/25/2033	75	74
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K-157	4.200%	5/25/2033	175	171
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K158	3.900%	12/25/2030	100	98
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K159	3.950%	11/25/2030	50	49
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K-159	4.500%	7/25/2033	140	139
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K-160	4.500%	8/25/2033	200	199
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K-161	4.900%	10/25/2033	100	102
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K-164	5.000%	5/25/2034	200	205
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K-165	4.489%	9/25/2034	205	203
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K-167	4.760%	10/25/2034	300	302
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K-175	4.420%	10/25/2035	170	167
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K505	4.819%	6/25/2028	140	141
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K506	4.650%	8/25/2028	100	100
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K507	4.800%	9/25/2028	100	101
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K508	4.740%	8/25/2028	150	151
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K509	4.850%	9/25/2028	100	101
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K510	5.069%	10/25/2028	100	101
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K-511	4.860%	10/25/2028	50	50
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K512	5.000%	11/25/2028	46	47
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K513	4.724%	12/25/2028	100	100

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K515	5.400%	1/25/2029	150	153
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K-516	5.477%	1/25/2029	150	153
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K517	5.355%	1/25/2029	200	204
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K518	5.400%	1/25/2029	200	204
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K520	5.180%	3/25/2029	205	208
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K524	4.720%	5/25/2029	123	124
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K526	4.543%	7/25/2029	250	250
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K533	4.230%	12/25/2029	100	99
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K554	4.220%	12/25/2030	400	395
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K561	4.120%	3/25/2031	740	728
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K576	4.963%	5/25/2031	200	204
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K739	1.336%	9/25/2027	24	24
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K742	1.760%	3/25/2028	200	192
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K743	1.770%	5/25/2028	125	119
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K744	1.712%	7/25/2028	94	89
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K745	1.657%	8/25/2028	50	47
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K746	2.031%	9/25/2028	150	142
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K747	2.050%	11/25/2028	125	118
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K751	4.412%	3/25/2030	150	150
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K752	4.284%	7/25/2030	140	139
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K753	4.400%	10/25/2030	200	199
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K754	4.940%	11/25/2030	100	102
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K757	4.456%	8/25/2031	225	224
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K758	4.680%	10/25/2031	700	705
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K760	4.550%	1/25/2032	50	50
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K763	4.170%	10/25/2032	150	147
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K765	4.170%	2/25/2033	850	829
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A3 Series K-1510	3.794%	1/25/2034	395	372
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A3 Series K-1511	3.542%	3/25/2034	225	209
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A3 Series K-1513	2.797%	8/25/2034	335	293
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A3 Series K154	3.459%	11/25/2032	50	47
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A3 Series K155	3.750%	4/25/2033	200	189
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A3 Series K157	3.990%	8/25/2033	75	72
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class AM Series K749	2.120%	4/25/2029	50	47
[1,2,4]	FREMF Mortgage Trust Class A2 Series K541	4.348%	2/25/2030	650	647
[2]	GM Financial Automobile Leasing Trust Class A3 Series 2024-3	4.210%	10/20/2027	37	37
[2]	GM Financial Automobile Leasing Trust Class A3 Series 2025-3	4.170%	8/21/2028	92	92
[2]	GM Financial Automobile Leasing Trust Class A3 Series 2026-1	3.880%	1/22/2029	190	189
[2]	GM Financial Automobile Leasing Trust Class A3 Series 2026-2	4.300%	3/20/2029	150	150
[2]	GM Financial Automobile Leasing Trust Class A4 Series 2025-1	4.700%	2/20/2029	100	100
[2]	GM Financial Automobile Leasing Trust Class A4 Series 2025-3	4.200%	8/20/2029	37	37
[2]	GM Financial Automobile Leasing Trust Class B Series 2024-1	5.330%	3/20/2028	14	14
[2]	GM Financial Consumer Automobile Receivables Trust Class A3 Series 2025-1	4.620%	12/17/2029	100	100
[2]	GM Financial Consumer Automobile Receivables Trust Class A3 Series 2025-3	4.180%	8/16/2030	100	100
[2]	GM Financial Consumer Automobile Receivables Trust Class A3 Series 2026-1	3.840%	5/16/2031	88	87
[2]	GM Financial Consumer Automobile Receivables Trust Class A4 Series 2023-3	5.340%	12/18/2028	18	18
[2]	GM Financial Consumer Automobile Receivables Trust Class A4 Series 2023-4	5.710%	2/16/2029	50	51
[2]	GM Financial Consumer Automobile Receivables Trust Class A4 Series 2024-3	5.090%	11/16/2029	200	202
[2]	GM Financial Consumer Automobile Receivables Trust Class A4 Series 2024-4	4.440%	4/16/2030	80	80
[2]	GM Financial Consumer Automobile Receivables Trust Class A4 Series 2025-1	4.730%	8/16/2030	100	100
[2]	GM Financial Consumer Automobile Receivables Trust Class A4 Series 2025-3	4.300%	9/16/2031	25	25
[2]	GM Financial Consumer Automobile Receivables Trust Class A4 Series 2026-1	3.970%	6/16/2032	70	69
[2]	GM Financial Consumer Automobile Receivables Trust Class B Series 2026-1	4.140%	6/16/2032	36	35
[2]	GS Mortgage Securities Trust Class A3 Series 2017-GS6	3.433%	5/10/2050	150	148
[2]	GS Mortgage Securities Trust Class A4 Series 2016-GS2	3.050%	5/10/2049	4	4
[2]	GS Mortgage Securities Trust Class A4 Series 2017-GS5	3.674%	3/10/2050	150	149
[2]	GS Mortgage Securities Trust Class A4 Series 2017-GS7	3.430%	8/10/2050	261	258
[2]	GS Mortgage Securities Trust Class A4 Series 2019-GC39	3.567%	5/10/2052	100	96
[2]	GS Mortgage Securities Trust Class A4 Series 2019-GC40	3.160%	7/10/2052	150	142
[2]	GS Mortgage Securities Trust Class A4 Series 2019-GC42	3.001%	9/10/2052	275	259
[2]	GS Mortgage Securities Trust Class A4 Series 2019-GSA1	3.048%	11/10/2052	125	118
[2]	GS Mortgage Securities Trust Class A5 Series 2014-GC22	3.862%	6/10/2047	10	9
[2]	GS Mortgage Securities Trust Class A5 Series 2020-GC45	2.911%	2/13/2053	125	117
[2]	GS Mortgage Securities Trust Class A5 Series 2020-GC47	2.377%	5/12/2053	75	69
[2]	GS Mortgage Securities Trust Class A5 Series 2020-GSA2	2.012%	12/12/2053	125	110
[2,4]	GS Mortgage Securities Trust Class AS Series 2016-GS4	3.645%	11/10/2049	50	50
[2,4]	GS Mortgage Securities Trust Class AS Series 2017-GS5	3.826%	3/10/2050	50	48
[2]	GS Mortgage Securities Trust Class AS Series 2017-GS6	3.638%	5/10/2050	100	96
[2]	GS Mortgage Securities Trust Class AS Series 2017-GS7	3.663%	8/10/2050	70	68
[2]	GS Mortgage Securities Trust Class AS Series 2019-GC42	3.212%	9/10/2052	50	46

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2,4]	GS Mortgage Securities Trust Class AS Series 2020-GC45	3.173%	2/13/2053	35	33
[2]	GS Mortgage Securities Trust Class AS Series 2020-GSA2	2.224%	12/12/2053	25	21
[2,4]	GS Mortgage Securities Trust Class B Series 2014-GC24	4.449%	9/10/2047	9	9
[2,4]	GS Mortgage Securities Trust Class B Series 2014-GC26	4.215%	11/10/2047	42	40
[2,4]	GS Mortgage Securities Trust Class C Series 2017-GS6	4.322%	5/10/2050	10	8
[2]	Harley-Davidson Motorcycle Trust Class A3 Series 2023-A	5.050%	12/15/2027	3	3
[2]	Harley-Davidson Motorcycle Trust Class A3 Series 2023-B	5.690%	8/15/2028	17	17
[2]	Harley-Davidson Motorcycle Trust Class A3 Series 2024-B	4.310%	7/16/2029	34	34
[2]	Harley-Davidson Motorcycle Trust Class A4 Series 2023-A	4.970%	6/17/2030	50	50
[2]	Harley-Davidson Motorcycle Trust Class A4 Series 2023-B	5.780%	4/15/2031	50	51
[2]	Harley-Davidson Motorcycle Trust Class A4 Series 2024-B	4.280%	4/15/2032	100	100
[2]	Honda Auto Receivables Owner Trust Class A3 Series 2023-2	4.930%	11/15/2027	5	5
[2]	Honda Auto Receivables Owner Trust Class A3 series 2024-4	4.330%	5/15/2029	26	26
[2]	Honda Auto Receivables Owner Trust Class A3 Series 2025-3	4.040%	2/21/2030	135	134
[2]	Honda Auto Receivables Owner Trust Class A4 Series 2023-1	4.970%	6/21/2029	23	23
[2]	Honda Auto Receivables Owner Trust Class A4 Series 2024-2	5.210%	7/18/2030	400	404
[2]	Honda Auto Receivables Owner Trust Class A4 Series 2025-3	4.100%	11/21/2031	38	38
[2]	Hyundai Auto Receivables Trust Class A3 Series 2023-B	5.480%	4/17/2028	11	11
[2]	Hyundai Auto Receivables Trust Class A3 Series 2023-C	5.540%	10/16/2028	23	23
[2]	Hyundai Auto Receivables Trust Class A3 Series 2024-B	4.840%	3/15/2029	93	93
[2]	Hyundai Auto Receivables Trust Class A3 Series 2025-B	4.360%	12/17/2029	100	100
[2]	Hyundai Auto Receivables Trust Class A3 Series 2026-A	3.790%	2/18/2031	275	271
[2]	Hyundai Auto Receivables Trust Class A4 Series 2023-A	4.480%	7/17/2028	14	14
[2]	Hyundai Auto Receivables Trust Class A4 Series 2023-B	5.310%	8/15/2029	13	13
[2]	Hyundai Auto Receivables Trust Class A4 Series 2024-B	4.740%	9/16/2030	150	151
[2]	Hyundai Auto Receivables Trust Class A4 Series 2024-C	4.440%	1/15/2031	55	55
[2]	Hyundai Auto Receivables Trust Class A4 Series 2025-B	4.440%	6/17/2030	50	50
[2]	Hyundai Auto Receivables Trust Class A4 Series 2026-A	3.900%	12/15/2032	165	162
[2]	John Deere Owner Trust Class A3 Series 2023-A	5.010%	11/15/2027	8	8
[2]	John Deere Owner Trust Class A3 Series 2023-B	5.180%	3/15/2028	13	13
[2]	John Deere Owner Trust Class A3 Series 2023-C	5.480%	5/15/2028	42	43
[2]	John Deere Owner Trust Class A3 Series 2024-B	5.200%	3/15/2029	81	81
[2]	John Deere Owner Trust Class A3 Series 2025-B	4.170%	12/17/2029	100	100
[2]	John Deere Owner Trust Class A3 Series 2026-A	3.870%	8/15/2030	110	109
[2]	John Deere Owner Trust Class A4 Series 2023-A	5.010%	12/17/2029	25	25
[2]	John Deere Owner Trust Class A4 Series 2023-B	5.110%	5/15/2030	25	25
[2]	John Deere Owner Trust Class A4 Series 2023-C	5.390%	8/15/2030	20	20
[2]	John Deere Owner Trust Class A4 Series 2024-C	4.150%	8/15/2031	100	99
[2]	John Deere Owner Trust Class A4 Series 2025-B	4.340%	6/15/2032	50	50
[2,4]	JP Morgan Chase Commercial Mortgage Securities Trust Class A4 Series 2016-JP4	3.648%	12/15/2049	100	99
[2]	JP Morgan Chase Commercial Mortgage Securities Trust Class A5 Series 2015-JP1	3.914%	1/15/2049	7	7
[2,4]	JP Morgan Chase Commercial Mortgage Securities Trust Class AS Series 2016-JP4	3.870%	12/15/2049	75	74
[2]	JPMBB Commercial Mortgage Securities Trust Class A5 Series 2014-C24	3.639%	11/15/2047	3	3
[2]	JPMBB Commercial Mortgage Securities Trust Class A5 Series 2014-C25	3.672%	11/15/2047	10	10
[2]	JPMBB Commercial Mortgage Securities Trust Class A5 Series 2015-C32	3.598%	11/15/2048	48	47
[2]	JPMBB Commercial Mortgage Securities Trust Class AS Series 2014-C22	4.110%	9/15/2047	20	20
[2,4]	JPMBB Commercial Mortgage Securities Trust Class AS Series 2014-C24	3.914%	11/15/2047	75	72
[2,4]	JPMBB Commercial Mortgage Securities Trust Class AS Series 2015-C30	4.226%	7/15/2048	40	39
[2,4]	JPMBB Commercial Mortgage Securities Trust Class B Series 2014-C18	4.659%	2/15/2047	13	13
[2]	JPMBB Commercial Mortgage Securities Trust Class B Series 2014-C26	3.951%	1/15/2048	23	22
[2]	JPMCC Commercial Mortgage Securities Trust Class A4 Series 2019-COR5	3.386%	6/13/2052	200	191
[2]	JPMCC Commercial Mortgage Securities Trust Class A5 Series 2019-COR4	4.029%	3/10/2052	100	96
[2]	JPMCC Commercial Mortgage Securities Trust Class AS Series 2017-JP6	3.744%	7/15/2050	100	97
[2]	JPMCC Commercial Mortgage Securities Trust Class AS Series 2019-COR5	3.669%	6/13/2052	25	23
[2]	JPMDB Commercial Mortgage Securities Trust Class A4 Series 2016-C2	3.144%	6/15/2049	18	18
[2]	JPMDB Commercial Mortgage Securities Trust Class A4 Series 2018-C8	4.211%	6/15/2051	225	222
[2]	JPMDB Commercial Mortgage Securities Trust Class A4 Series 2019-COR6	3.057%	11/13/2052	175	160
[2]	JPMDB Commercial Mortgage Securities Trust Class A5 Series 2017-C7	3.409%	10/15/2050	75	74
[2]	JPMDB Commercial Mortgage Securities Trust Class A5 Series 2020-COR7	2.180%	5/13/2053	50	44
[2]	JPMDB Commercial Mortgage Securities Trust Class AS Series 2016-C2	3.484%	6/15/2049	50	47
[2,4]	JPMDB Commercial Mortgage Securities Trust Class AS Series 2017-C7	3.713%	10/15/2050	50	49
[2]	JPMDB Commercial Mortgage Securities Trust Class AS Series 2018-C8	4.421%	6/15/2051	25	24
[2]	Mercedes-Benz Auto Lease Trust Class A3 Series 2025-A	4.610%	4/16/2029	100	100
[2]	Mercedes-Benz Auto Lease Trust Class A3 Series 2025-B	3.880%	4/16/2029	270	268
[2]	Mercedes-Benz Auto Lease Trust Class A3 Series 2026-A	3.930%	1/15/2030	68	67
[2]	Mercedes-Benz Auto Lease Trust Class A4 Series 2025-A	4.690%	2/18/2031	125	125
[2]	Mercedes-Benz Auto Lease Trust Class A4 Series 2025-B	3.930%	7/15/2031	150	148
[2]	Mercedes-Benz Auto Lease Trust Class A4 Series 2026-A	3.970%	4/15/2031	64	63
[2]	Mercedes-Benz Auto Receivables Trust Class A3 Series 2023-1	4.510%	11/15/2027	5	5
[2]	Mercedes-Benz Auto Receivables Trust Class A3 Series 2023-2	5.950%	11/15/2028	20	20

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Mercedes-Benz Auto Receivables Trust Class A4 Series 2023-2	6.010%	1/15/2031	50	51
[2]	Mercedes-Benz Auto Receivables Trust Class A4 Series 2024-B	4.220%	6/17/2030	60	60
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Class A4 Series 2016-C28	3.544%	1/15/2049	52	52
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Class A5 Series 2016-C31	3.102%	11/15/2049	250	249
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Class A5 Series 2025-C35	5.633%	8/15/2058	300	311
[2,4]	Morgan Stanley Bank of America Merrill Lynch Trust Class B Series 2015-C22	3.883%	4/15/2048	50	46
[2]	Morgan Stanley Capital I Trust Class A3 Series 2019-L2	3.806%	3/15/2052	45	44
[2]	Morgan Stanley Capital I Trust Class A3 Series 2020-L4	2.698%	2/15/2053	175	162
[2]	Morgan Stanley Capital I Trust Class A4 Series 2016-BNK2	3.049%	11/15/2049	100	99
[2]	Morgan Stanley Capital I Trust Class A4 Series 2016-UBS12	3.596%	12/15/2049	200	199
[2]	Morgan Stanley Capital I Trust Class A4 Series 2019-H6	3.417%	6/15/2052	250	240
[2]	Morgan Stanley Capital I Trust Class A4 Series 2019-L2	4.071%	3/15/2052	150	147
[2]	Morgan Stanley Capital I Trust Class A4 Series 2019-L3	3.127%	11/15/2052	200	189
[2]	Morgan Stanley Capital I Trust Class A4 Series 2020-HR8	2.041%	7/15/2053	65	59
[2,4]	Morgan Stanley Capital I Trust Class A4 Series 2021-L6	2.444%	6/15/2054	75	67
[2]	Morgan Stanley Capital I Trust Class A5 Series 2021-L7	2.574%	10/15/2054	150	133
[2,4]	Morgan Stanley Capital I Trust Class A5 Series 2022-L8	3.917%	4/15/2055	150	140
[2]	Morgan Stanley Capital I Trust Class AS Series 2016-BNK2	3.282%	11/15/2049	83	81
[2]	Morgan Stanley Capital I Trust Class AS Series 2019-H6	3.700%	6/15/2052	25	24
[2]	Morgan Stanley Capital I Trust Class AS Series 2020-L4	2.880%	2/15/2053	25	23
[2]	MSWF Commercial Mortgage Trust Class A5 Series 2023-1	5.752%	5/15/2056	100	104
[2,4]	MSWF Commercial Mortgage Trust Class A5 Series 2023-2	6.014%	12/15/2056	50	53
[2,4]	MSWF Commercial Mortgage Trust Class AS Series 2023-1	6.199%	5/15/2056	50	52
[2]	Nissan Auto Lease Trust Class A3 Series 2025-A	4.750%	3/15/2028	150	151
[2]	Nissan Auto Lease Trust Class A3 Series 2025-B	4.320%	11/15/2028	100	100
[2]	Nissan Auto Lease Trust Class A4 Series 2025-A	4.800%	2/15/2029	75	75
[2]	Nissan Auto Lease Trust Class A4 Series 2025-B	4.350%	7/16/2029	100	100
[2]	Nissan Auto Receivables Owner Trust Class A3 Series 2025-A	4.490%	12/17/2029	50	50
[2]	Nissan Auto Receivables Owner Trust Class A3 Series 2025-B	3.990%	4/15/2030	190	189
[2]	Nissan Auto Receivables Owner Trust Class A4 Series 2023-B	5.960%	10/15/2030	200	202
[2]	Nissan Auto Receivables Owner Trust Class A4 Series 2025-B	4.020%	5/15/2031	150	148
[2]	Porsche Innovative Lease Owner Trust Class A3 Series 2026-1A	4.410%	8/20/2029	127	127
[2]	Santander Drive Auto Receivables Trust Class A3 Series 2024-2	5.630%	11/15/2028	1	1
[2]	Santander Drive Auto Receivables Trust Class A3 Series 2024-3	5.630%	1/16/2029	10	10
[2]	Santander Drive Auto Receivables Trust Class A3 Series 2024-4	4.850%	1/16/2029	25	25
[2]	Santander Drive Auto Receivables Trust Class A3 Series 2025-1	4.740%	1/16/2029	49	49
[2]	Santander Drive Auto Receivables Trust Class A3 Series 2025-3	4.380%	1/15/2030	200	200
[2]	Santander Drive Auto Receivables Trust Class A3 Series 2025-4	4.170%	4/15/2030	230	230
[2]	Santander Drive Auto Receivables Trust Class A3 Series 2026-1	3.930%	7/15/2030	245	243
[2]	Santander Drive Auto Receivables Trust Class B Series 2023-3	5.610%	7/17/2028	1	1
[2]	Santander Drive Auto Receivables Trust Class B Series 2023-4	5.770%	12/15/2028	13	13
[2]	Santander Drive Auto Receivables Trust Class B Series 2023-5	6.160%	12/17/2029	40	40
[2]	Santander Drive Auto Receivables Trust Class B Series 2024-2	5.780%	7/16/2029	1,000	1,005
[2]	Santander Drive Auto Receivables Trust Class C Series 2023-1	5.090%	5/15/2030	15	16
[2]	Santander Drive Auto Receivables Trust Class C Series 2023-2	5.470%	12/16/2030	22	22
[2]	Santander Drive Auto Receivables Trust Class C Series 2023-3	5.770%	11/15/2030	20	20
[2]	Santander Drive Auto Receivables Trust Class C Series 2023-4	6.040%	12/15/2031	60	61
[2]	Santander Drive Auto Receivables Trust Class C Series 2023-5	6.430%	2/18/2031	50	51
[2]	Synchrony Card Funding LLC Class A Series 2023-A1	5.540%	7/15/2029	75	75
[2]	Synchrony Card Funding LLC Class A Series 2023-A2	5.740%	10/15/2029	200	201
[2]	Synchrony Card Funding LLC Class A Series 2024-A2	4.930%	7/15/2030	250	252
[2]	Synchrony Card Funding LLC Class A Series 2025-A2	4.490%	5/15/2031	200	200
[2]	Synchrony Card Funding LLC Class A Series 2026-A1	4.180%	3/15/2032	270	268
[2]	Synchrony Card Issuance Trust Class A Series 2025-A1	4.780%	2/15/2031	200	201
[2]	Toyota Auto Receivables Owner Trust Class A3 Series 2023-A	4.630%	9/15/2027	5	5
[2]	Toyota Auto Receivables Owner Trust Class A3 Series 2023-B	4.710%	2/15/2028	14	14
[2]	Toyota Auto Receivables Owner Trust Class A3 Series 2023-C	5.160%	4/17/2028	16	16
[2]	Toyota Auto Receivables Owner Trust Class A3 Series 2025-C	4.110%	3/15/2030	100	100
[2]	Toyota Auto Receivables Owner Trust Class A3 Series 2025-D	3.840%	6/17/2030	120	119
[2]	Toyota Auto Receivables Owner Trust Class A3 Series 2026-A	3.860%	9/16/2030	120	119
[2]	Toyota Auto Receivables Owner Trust Class A4 Series 2023-A	4.420%	8/15/2028	25	25
[2]	Toyota Auto Receivables Owner Trust Class A4 Series 2023-B	4.660%	9/15/2028	25	25
[2]	Toyota Auto Receivables Owner Trust Class A4 Series 2023-D	5.490%	3/15/2029	50	51
[2]	Toyota Auto Receivables Owner Trust Class A4 Series 2024-C	4.830%	11/15/2029	225	226
[2]	Toyota Auto Receivables Owner Trust Class A4 Series 2024-D	4.430%	4/15/2030	85	85
[2]	Toyota Auto Receivables Owner Trust Class A4 Series 2025-C	4.190%	1/15/2031	140	139
[2]	Toyota Auto Receivables Owner Trust Class A4 Series 2025-D	3.940%	2/17/2031	50	49
[2]	Toyota Auto Receivables Owner Trust Class A4 Series 2026-A	3.970%	7/15/2031	113	111
[2]	UBS Commercial Mortgage Trust Class A3 Series 2018-C8	3.720%	2/15/2051	120	118
[2]	UBS Commercial Mortgage Trust Class A4 Series 2017-C4	3.563%	10/15/2050	150	147

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	UBS Commercial Mortgage Trust Class A4 Series 2017-C7	3.679%	12/15/2050	150	148
[2]	UBS Commercial Mortgage Trust Class A4 Series 2018-C10	4.313%	5/15/2051	175	172
[2]	UBS Commercial Mortgage Trust Class A4 Series 2018-C13	4.334%	10/15/2051	75	74
[2]	UBS Commercial Mortgage Trust Class A4 Series 2018-C14	4.448%	12/15/2051	225	223
[2]	UBS Commercial Mortgage Trust Class A4 Series 2018-C15	4.341%	12/15/2051	125	123
[2,4]	UBS Commercial Mortgage Trust Class A4 Series 2018-C9	4.117%	3/15/2051	275	271
[2]	UBS Commercial Mortgage Trust Class A4 Series 2019-C16	3.605%	4/15/2052	100	96
[2]	UBS Commercial Mortgage Trust Class A4 Series 2019-C17	2.921%	10/15/2052	125	118
[2]	UBS Commercial Mortgage Trust Class A4 Series 2019-C18	3.035%	12/15/2052	75	70
[2]	UBS Commercial Mortgage Trust Class A5 Series 2017-C5	3.474%	11/15/2050	100	98
[2,4]	UBS Commercial Mortgage Trust Class A5 Series 2018-C11	4.241%	6/15/2051	125	123
[2]	UBS Commercial Mortgage Trust Class A5 Series 2018-C12	4.296%	8/15/2051	100	99
[2]	UBS Commercial Mortgage Trust Class AS Series 2017-C1	3.724%	6/15/2050	50	49
[2,4]	UBS Commercial Mortgage Trust Class AS Series 2017-C2	3.740%	8/15/2050	50	49
[2,4]	UBS Commercial Mortgage Trust Class AS Series 2017-C3	3.739%	8/15/2050	75	73
[2,4]	UBS Commercial Mortgage Trust Class AS Series 2017-C4	3.836%	10/15/2050	62	60
[2,4]	UBS Commercial Mortgage Trust Class AS Series 2017-C7	4.061%	12/15/2050	100	97
[2,4]	UBS Commercial Mortgage Trust Class AS Series 2018-C8	4.215%	2/15/2051	75	73
[2]	UBS Commercial Mortgage Trust Class AS Series 2019-C16	3.887%	4/15/2052	25	24
[2]	Verizon Master Trust Class A1A Series 2023-7	5.670%	11/20/2029	50	50
[2]	Verizon Master Trust Class A1A Series 2025-3	4.510%	3/20/2030	100	100
[2]	Verizon Master Trust Class A1A Series 2025-7	3.960%	8/20/2031	100	99
[2]	Volkswagen Auto Lease Trust Class A3 Series 2025-A	4.500%	6/20/2028	150	150
[2]	Volkswagen Auto Lease Trust Class A4 Series 2025-A	4.560%	3/20/2030	100	100
[2]	Volkswagen Auto Loan Enhanced Trust Class A3 Series 2023-1	5.020%	6/20/2028	16	16
[2]	Volkswagen Auto Loan Enhanced Trust Class A3 Series 2023-2	5.480%	12/20/2028	30	31
[2]	Volkswagen Auto Loan Enhanced Trust Class A3 Series 2024-1	4.630%	7/20/2029	120	120
[2]	Volkswagen Auto Loan Enhanced Trust Class A4 Series 2023-2	5.570%	4/22/2030	50	51
[2]	Volkswagen Auto Loan Enhanced Trust Class A4 Series 2024-1	4.670%	6/20/2031	50	50
[2]	Volkswagen Auto Loan Enhanced Trust Class A4 Series 2025-2	4.050%	9/20/2032	80	79
[2]	Wells Fargo Commercial Mortgage Trust Class A3 Series 2024-5C1	5.928%	7/15/2057	200	205
[2]	Wells Fargo Commercial Mortgage Trust Class A3 Series 2025-5C7	5.203%	12/15/2058	300	302
[2]	Wells Fargo Commercial Mortgage Trust Class A3 Series 2026-5C8	5.034%	3/15/2059	1,710	1,715
[2]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2017-C40	3.581%	10/15/2050	150	148
[2]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2017-C41	3.472%	11/15/2050	250	246
[2,4]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2018-C43	4.012%	3/15/2051	275	271
[2]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2018-C45	4.184%	6/15/2051	200	197
[2]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2018-C46	4.152%	8/15/2051	75	74
[2]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2018-C47	4.442%	9/15/2061	150	149
[2]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2019-C51	3.311%	6/15/2052	200	190
[2]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2019-C53	3.040%	10/15/2052	200	189
[2]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2019-C54	3.146%	12/15/2052	100	94
[2]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2020-C58	2.092%	7/15/2053	50	45
[2]	Wells Fargo Commercial Mortgage Trust Class A5 Series 2018-C44	4.212%	5/15/2051	175	173
[2]	Wells Fargo Commercial Mortgage Trust Class A5 Series 2019-C52	2.892%	8/15/2052	270	254
[2]	Wells Fargo Commercial Mortgage Trust Class A5 Series 2020-C55	2.725%	2/15/2053	165	154
[2]	Wells Fargo Commercial Mortgage Trust Class A5 Series 2020-C56	2.448%	6/15/2053	50	46
[2]	Wells Fargo Commercial Mortgage Trust Class A5 Series 2021-C59	2.626%	4/15/2054	100	90
[2]	Wells Fargo Commercial Mortgage Trust Class A5 Series 2024-C63	5.309%	8/15/2057	100	102
[2]	Wells Fargo Commercial Mortgage Trust Class A5 Series 2025-C65	5.292%	10/15/2058	100	101
[2,4]	Wells Fargo Commercial Mortgage Trust Class AS Series 2017-C38	3.665%	7/15/2050	54	53
[2]	Wells Fargo Commercial Mortgage Trust Class AS Series 2017-C39	3.702%	9/15/2050	100	97
[2,4]	Wells Fargo Commercial Mortgage Trust Class AS Series 2017-C40	3.854%	10/15/2050	25	24
[2,4]	Wells Fargo Commercial Mortgage Trust Class AS Series 2018-C43	4.152%	3/15/2051	50	49
[2]	Wells Fargo Commercial Mortgage Trust Class AS Series 2019-C52	3.143%	8/15/2052	100	93
[2]	Wells Fargo Commercial Mortgage Trust Class AS Series 2025-5C7	5.503%	12/15/2058	30	30
[2]	Wells Fargo Commercial Mortgage Trust Class AS Series 2026-5C8	5.250%	3/15/2059	270	269
[2]	WF Card Issuance Trust Class A Series 2024-A1	4.940%	2/15/2029	150	151
[2]	WF Card Issuance Trust Class A Series 2024-A2	4.290%	10/15/2029	220	220
[2]	WF Card Issuance Trust Class A Series 2026-A1	4.080%	4/15/2031	300	298
[2]	WFRBS Commercial Mortgage Trust Class AS Series 2013-C14	3.488%	6/15/2046	5	5
[2,4]	WFRBS Commercial Mortgage Trust Class B Series 2014-C22	4.371%	9/15/2057	25	24
[2]	World Omni Auto Receivables Trust Class A3 Series 2023-A	4.830%	5/15/2028	7	7
[2]	World Omni Auto Receivables Trust Class A3 Series 2023-B	4.660%	5/15/2028	8	8
[2]	World Omni Auto Receivables Trust Class A3 Series 2023-C	5.150%	11/15/2028	8	8
[2]	World Omni Auto Receivables Trust Class A3 Series 2024-A	4.860%	3/15/2029	41	41
[2]	World Omni Auto Receivables Trust Class A3 Series 2024-C	4.430%	12/17/2029	89	89
[2]	World Omni Auto Receivables Trust Class A3 Series 2025-C	4.080%	11/15/2030	92	92
[2]	World Omni Auto Receivables Trust Class A3 Series 2026-A	3.860%	5/15/2031	75	74
[2]	World Omni Auto Receivables Trust Class A4 Series 2023-A	4.660%	5/15/2029	25	25

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	World Omni Auto Receivables Trust Class A4 Series 2023-B	4.680%	5/15/2029	50	50
[2]	World Omni Auto Receivables Trust Class A4 Series 2024-A	4.840%	10/15/2029	25	25
[2]	World Omni Auto Receivables Trust Class A4 Series 2024-C	4.440%	5/15/2030	60	60
[2]	World Omni Auto Receivables Trust Class A4 Series 2025-C	4.190%	11/17/2031	37	37
[2]	World Omni Select Auto Trust Class A3 Series 2025-A	4.080%	8/15/2031	30	30
[2]	World Omni Select Auto Trust Class C Series 2023-A	6.000%	1/16/2029	25	25
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $116,722)					111,917
Corporate Bonds (25.0%)
Communications (2.0%)
	Airbnb Inc.	4.400%	3/16/2029	430	428
	Airbnb Inc.	4.650%	3/16/2031	545	541
	Airbnb Inc.	5.250%	3/16/2036	366	365
	Alphabet Inc.	0.800%	8/15/2027	120	116
	Alphabet Inc.	3.875%	11/15/2028	687	681
	Alphabet Inc.	3.700%	2/15/2029	217	214
	Alphabet Inc.	4.000%	5/15/2030	200	197
	Alphabet Inc.	1.100%	8/15/2030	875	768
	Alphabet Inc.	4.100%	11/15/2030	393	387
	Alphabet Inc.	4.100%	2/15/2031	276	271
	Alphabet Inc.	4.375%	11/15/2032	232	228
	Alphabet Inc.	4.400%	2/15/2033	196	192
	Alphabet Inc.	4.500%	5/15/2035	275	268
	Alphabet Inc.	4.700%	11/15/2035	273	267
	Alphabet Inc.	4.800%	2/15/2036	1,040	1,022
	Alphabet Inc.	1.900%	8/15/2040	50	33
	Alphabet Inc.	5.350%	11/15/2045	350	339
	Alphabet Inc.	5.500%	2/15/2046	271	267
	Alphabet Inc.	2.050%	8/15/2050	667	356
	Alphabet Inc.	5.250%	5/15/2055	100	94
	Alphabet Inc.	5.450%	11/15/2055	741	710
	Alphabet Inc.	5.650%	2/15/2056	721	712
	Alphabet Inc.	2.250%	8/15/2060	218	109
	Alphabet Inc.	5.300%	5/15/2065	100	92
	Alphabet Inc.	5.750%	2/15/2066	200	198
	Alphabet Inc.	5.700%	11/15/2075	989	951
	America Movil SAB de CV	3.625%	4/22/2029	200	194
	America Movil SAB de CV	2.875%	5/7/2030	200	186
	America Movil SAB de CV	4.700%	7/21/2032	250	246
	America Movil SAB de CV	5.000%	1/20/2033	200	199
	America Movil SAB de CV	6.375%	3/1/2035	300	325
	America Movil SAB de CV	6.125%	11/15/2037	100	105
	America Movil SAB de CV	6.125%	3/30/2040	200	208
	America Movil SAB de CV	4.375%	7/16/2042	250	216
	America Movil SAB de CV	4.375%	4/22/2049	200	166
	AppLovin Corp.	5.125%	12/1/2029	200	202
	AppLovin Corp.	5.375%	12/1/2031	200	203
	AppLovin Corp.	5.950%	12/1/2054	150	144
	AT&T Inc.	1.650%	2/1/2028	500	478
	AT&T Inc.	4.100%	2/15/2028	402	399
	AT&T Inc.	4.350%	3/1/2029	550	546
	AT&T Inc.	4.300%	2/15/2030	460	454
	AT&T Inc.	4.700%	8/15/2030	75	75
	AT&T Inc.	4.400%	4/30/2031	225	221
	AT&T Inc.	2.250%	2/1/2032	618	538
	AT&T Inc.	4.550%	11/1/2032	400	391
	AT&T Inc.	4.750%	4/30/2033	233	228
	AT&T Inc.	2.550%	12/1/2033	472	397
	AT&T Inc.	5.400%	2/15/2034	600	608
	AT&T Inc.	4.500%	5/15/2035	450	424
	AT&T Inc.	5.375%	8/15/2035	100	100
	AT&T Inc.	4.900%	11/1/2035	225	218
	AT&T Inc.	5.125%	4/30/2036	163	160
	AT&T Inc.	5.250%	10/30/2036	254	249
	AT&T Inc.	5.250%	3/1/2037	550	540
	AT&T Inc.	4.900%	8/15/2037	300	286
	AT&T Inc.	4.850%	3/1/2039	480	446
	AT&T Inc.	3.500%	6/1/2041	500	385
	AT&T Inc.	4.300%	12/15/2042	271	224
	AT&T Inc.	3.100%	2/1/2043	625	447

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
AT&T Inc.	5.550%	11/1/2045	275	259
AT&T Inc.	5.850%	4/30/2046	400	385
AT&T Inc.	4.750%	5/15/2046	723	609
AT&T Inc.	5.150%	11/15/2046	636	566
AT&T Inc.	4.500%	3/9/2048	400	320
AT&T Inc.	3.650%	6/1/2051	717	488
AT&T Inc.	3.500%	9/15/2053	1,264	820
AT&T Inc.	5.700%	11/1/2054	275	256
AT&T Inc.	3.550%	9/15/2055	1,725	1,109
AT&T Inc.	6.000%	4/30/2056	300	290
AT&T Inc.	6.050%	8/15/2056	175	170
AT&T Inc.	6.200%	10/30/2056	350	346
AT&T Inc.	5.700%	3/1/2057	50	47
AT&T Inc.	3.800%	12/1/2057	968	646
AT&T Inc.	3.650%	9/15/2059	1,104	705
AT&T Inc.	3.850%	6/1/2060	416	278
AT&T Inc.	6.300%	10/30/2066	200	198
Baidu Inc.	3.625%	7/6/2027	200	198
Baidu Inc.	3.425%	4/7/2030	200	193
Baidu Inc.	2.375%	8/23/2031	200	180
Bell Telephone Co. of Canada or Bell Canada	5.100%	5/11/2033	850	849
Bell Telephone Co. of Canada or Bell Canada	5.450%	11/15/2036	125	124
Bell Telephone Co. of Canada or Bell Canada	4.464%	4/1/2048	100	83
Bell Telephone Co. of Canada or Bell Canada	5.550%	2/15/2054	194	182
British Telecommunications Ltd.	9.625%	12/15/2030	516	610
Charter Communications Operating LLC / Charter Communications Operating Capital	3.750%	2/15/2028	230	225
Charter Communications Operating LLC / Charter Communications Operating Capital	2.250%	1/15/2029	500	466
Charter Communications Operating LLC / Charter Communications Operating Capital	6.100%	6/1/2029	284	291
Charter Communications Operating LLC / Charter Communications Operating Capital	2.800%	4/1/2031	230	205
Charter Communications Operating LLC / Charter Communications Operating Capital	2.300%	2/1/2032	850	720
Charter Communications Operating LLC / Charter Communications Operating Capital	4.400%	4/1/2033	275	253
Charter Communications Operating LLC / Charter Communications Operating Capital	6.650%	2/1/2034	200	205
Charter Communications Operating LLC / Charter Communications Operating Capital	6.550%	6/1/2034	250	255
Charter Communications Operating LLC / Charter Communications Operating Capital	6.384%	10/23/2035	380	379
Charter Communications Operating LLC / Charter Communications Operating Capital	5.375%	4/1/2038	200	179
Charter Communications Operating LLC / Charter Communications Operating Capital	3.500%	6/1/2041	426	298
Charter Communications Operating LLC / Charter Communications Operating Capital	3.500%	3/1/2042	450	311
Charter Communications Operating LLC / Charter Communications Operating Capital	6.484%	10/23/2045	500	459
Charter Communications Operating LLC / Charter Communications Operating Capital	5.375%	5/1/2047	912	735
Charter Communications Operating LLC / Charter Communications Operating Capital	5.750%	4/1/2048	300	253
Charter Communications Operating LLC / Charter Communications Operating Capital	4.800%	3/1/2050	636	474
Charter Communications Operating LLC / Charter Communications Operating Capital	3.900%	6/1/2052	850	541
Charter Communications Operating LLC / Charter Communications Operating Capital	6.700%	12/1/2055	598	570
Charter Communications Operating LLC / Charter Communications Operating Capital	3.850%	4/1/2061	350	205
Charter Communications Operating LLC / Charter Communications Operating Capital	4.400%	12/1/2061	200	128
Charter Communications Operating LLC / Charter Communications Operating Capital	5.500%	4/1/2063	450	345
Comcast Corp.	4.150%	10/15/2028	1,242	1,231
Comcast Corp.	4.250%	10/15/2030	350	343
Comcast Corp.	1.950%	1/15/2031	150	132
Comcast Corp.	4.950%	5/15/2032	150	150
Comcast Corp.	4.650%	2/15/2033	1,000	978
Comcast Corp.	4.800%	5/15/2033	400	394
Comcast Corp.	4.200%	8/15/2034	442	411
Comcast Corp.	5.300%	5/15/2035	250	251
Comcast Corp.	5.650%	6/15/2035	1,065	1,082
Comcast Corp.	3.200%	7/15/2036	225	187
Comcast Corp.	6.450%	3/15/2037	175	188
Comcast Corp.	4.600%	10/15/2038	550	496
Comcast Corp.	3.750%	4/1/2040	300	240
Comcast Corp.	4.650%	7/15/2042	370	316
Comcast Corp.	3.400%	7/15/2046	600	405
Comcast Corp.	3.969%	11/1/2047	686	494
Comcast Corp.	4.000%	3/1/2048	200	145
Comcast Corp.	4.700%	10/15/2048	38	30
Comcast Corp.	3.450%	2/1/2050	400	257
Comcast Corp.	2.800%	1/15/2051	300	169
Comcast Corp.	2.887%	11/1/2051	757	429
Comcast Corp.	5.350%	5/15/2053	543	469
Comcast Corp.	5.650%	6/1/2054	225	203
Comcast Corp.	6.050%	5/15/2055	400	383

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Comcast Corp.	2.937%	11/1/2056	1,053	569
	Comcast Corp.	4.950%	10/15/2058	238	191
	Comcast Corp.	2.650%	8/15/2062	150	73
	Comcast Corp.	2.987%	11/1/2063	847	441
	Comcast Corp.	5.500%	5/15/2064	100	86
	Deutsche Telekom International Finance BV	8.250%	6/15/2030	775	872
	Expedia Group Inc.	4.625%	8/1/2027	150	150
	Expedia Group Inc.	3.250%	2/15/2030	198	188
	Expedia Group Inc.	2.950%	3/15/2031	81	74
	Expedia Group Inc.	5.400%	2/15/2035	163	161
	Fox Corp.	4.709%	1/25/2029	625	625
	Fox Corp.	3.500%	4/8/2030	150	144
	Fox Corp.	6.500%	10/13/2033	100	106
	Fox Corp.	5.476%	1/25/2039	150	145
	Fox Corp.	5.576%	1/25/2049	275	255
	Koninklijke KPN NV	8.375%	10/1/2030	125	142
	Meta Platforms Inc.	3.500%	8/15/2027	200	198
	Meta Platforms Inc.	4.600%	5/15/2028	275	276
	Meta Platforms Inc.	4.300%	8/15/2029	123	123
	Meta Platforms Inc.	4.200%	11/15/2030	210	207
	Meta Platforms Inc.	4.550%	5/15/2031	575	572
	Meta Platforms Inc.	4.550%	8/15/2031	149	148
	Meta Platforms Inc.	3.850%	8/15/2032	350	331
	Meta Platforms Inc.	4.600%	11/15/2032	1,941	1,909
	Meta Platforms Inc.	4.875%	5/15/2033	363	360
	Meta Platforms Inc.	4.750%	8/15/2034	324	318
	Meta Platforms Inc.	4.875%	11/15/2035	141	137
	Meta Platforms Inc.	5.250%	5/15/2036	1,074	1,066
	Meta Platforms Inc.	5.500%	11/15/2045	787	730
	Meta Platforms Inc.	6.200%	5/15/2046	760	760
	Meta Platforms Inc.	4.450%	8/15/2052	550	424
	Meta Platforms Inc.	5.600%	5/15/2053	500	455
	Meta Platforms Inc.	5.400%	8/15/2054	673	595
	Meta Platforms Inc.	5.625%	11/15/2055	1,152	1,044
	Meta Platforms Inc.	6.300%	5/15/2056	1,137	1,131
	Meta Platforms Inc.	4.650%	8/15/2062	200	152
	Meta Platforms Inc.	5.750%	5/15/2063	310	279
	Meta Platforms Inc.	5.550%	8/15/2064	503	440
	Meta Platforms Inc.	5.750%	11/15/2065	1,139	1,023
	Meta Platforms Inc.	6.450%	5/15/2066	550	544
	NBCUniversal Media LLC	4.450%	1/15/2043	225	192
	Netflix Inc.	4.875%	4/15/2028	467	471
	Netflix Inc.	5.875%	11/15/2028	911	940
	Netflix Inc.	6.375%	5/15/2029	85	89
[5]	Netflix Inc.	5.375%	11/15/2029	147	151
[5]	Netflix Inc.	4.875%	6/15/2030	83	84
	Omnicom Group Inc.	4.650%	10/1/2028	100	100
	Omnicom Group Inc.	4.750%	3/30/2030	100	100
	Omnicom Group Inc.	2.450%	4/30/2030	150	138
	Omnicom Group Inc.	4.200%	6/1/2030	100	98
	Omnicom Group Inc.	2.600%	8/1/2031	200	179
	Omnicom Group Inc.	5.300%	11/1/2034	100	99
	Omnicom Group Inc.	5.400%	10/1/2048	175	156
	Orange SA	9.000%	3/1/2031	350	409
	Orange SA	5.500%	2/6/2044	200	196
	Rogers Communications Inc.	5.000%	2/15/2029	315	317
	Rogers Communications Inc.	3.800%	3/15/2032	400	373
	Rogers Communications Inc.	5.300%	2/15/2034	200	198
	Rogers Communications Inc.	4.500%	3/15/2042	500	424
	Rogers Communications Inc.	4.350%	5/1/2049	425	338
	Rogers Communications Inc.	4.550%	3/15/2052	350	278
[5]	Space Exploration Technologies Corp.	5.350%	7/15/2031	739	738
[5]	Space Exploration Technologies Corp.	5.650%	7/15/2033	988	982
[5]	Space Exploration Technologies Corp.	5.875%	7/15/2036	1,751	1,728
[5]	Space Exploration Technologies Corp.	6.600%	7/15/2046	749	729
[5]	Space Exploration Technologies Corp.	6.650%	7/15/2056	994	959
	Sprint Capital Corp.	8.750%	3/15/2032	658	775
	Telefonica Emisiones SA	7.045%	6/20/2036	125	139
	Telefonica Emisiones SA	4.665%	3/6/2038	200	183
	Telefonica Emisiones SA	5.213%	3/8/2047	144	128

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Telefonica Emisiones SA	4.895%	3/6/2048	925	784
Telefonica Europe BV	8.250%	9/15/2030	250	281
TELUS Corp.	3.400%	5/13/2032	100	91
Tencent Music Entertainment Group	2.000%	9/3/2030	200	180
Time Warner Cable Enterprises LLC	8.375%	7/15/2033	200	222
Time Warner Cable LLC	6.750%	6/15/2039	250	244
Time Warner Cable LLC	5.875%	11/15/2040	210	188
Time Warner Cable LLC	4.500%	9/15/2042	250	188
T-Mobile USA Inc.	2.050%	2/15/2028	250	240
T-Mobile USA Inc.	4.950%	3/15/2028	70	71
T-Mobile USA Inc.	4.800%	7/15/2028	200	201
T-Mobile USA Inc.	2.625%	2/15/2029	140	133
T-Mobile USA Inc.	2.400%	3/15/2029	100	94
T-Mobile USA Inc.	4.200%	10/1/2029	76	75
T-Mobile USA Inc.	3.875%	4/15/2030	2,400	2,326
T-Mobile USA Inc.	2.550%	2/15/2031	845	767
T-Mobile USA Inc.	2.875%	2/15/2031	186	171
T-Mobile USA Inc.	3.500%	4/15/2031	395	373
T-Mobile USA Inc.	2.250%	11/15/2031	500	439
T-Mobile USA Inc.	2.700%	3/15/2032	200	178
T-Mobile USA Inc.	5.125%	5/15/2032	84	85
T-Mobile USA Inc.	5.200%	1/15/2033	709	717
T-Mobile USA Inc.	5.050%	7/15/2033	460	459
T-Mobile USA Inc.	5.150%	4/15/2034	170	170
T-Mobile USA Inc.	4.950%	11/15/2035	190	185
T-Mobile USA Inc.	5.000%	2/15/2036	479	468
T-Mobile USA Inc.	4.375%	4/15/2040	400	353
T-Mobile USA Inc.	3.000%	2/15/2041	155	115
T-Mobile USA Inc.	4.500%	4/15/2050	615	497
T-Mobile USA Inc.	3.300%	2/15/2051	1,000	653
T-Mobile USA Inc.	3.400%	10/15/2052	575	377
T-Mobile USA Inc.	5.650%	1/15/2053	158	149
T-Mobile USA Inc.	5.750%	1/15/2054	596	567
T-Mobile USA Inc.	5.875%	11/15/2055	111	108
T-Mobile USA Inc.	5.700%	1/15/2056	110	104
T-Mobile USA Inc.	5.850%	2/15/2056	500	484
T-Mobile USA Inc.	3.600%	11/15/2060	200	130
TWDC Enterprises 18 Corp.	3.700%	12/1/2042	125	99
TWDC Enterprises 18 Corp.	4.125%	6/1/2044	200	165
TWDC Enterprises 18 Corp.	3.000%	7/30/2046	300	205
Uber Technologies Inc.	4.300%	1/15/2030	375	371
Uber Technologies Inc.	4.150%	1/15/2031	341	333
Uber Technologies Inc.	4.800%	9/15/2034	236	231
Uber Technologies Inc.	4.800%	9/15/2035	298	289
Uber Technologies Inc.	5.350%	9/15/2054	775	720
Verisign Inc.	2.700%	6/15/2031	200	180
VeriSign Inc.	5.100%	7/15/2031	150	150
VeriSign Inc.	5.250%	6/1/2032	65	65
Verizon Communications Inc.	4.016%	12/3/2029	527	517
Verizon Communications Inc.	3.150%	3/22/2030	310	294
Verizon Communications Inc.	1.680%	10/30/2030	527	465
Verizon Communications Inc.	1.750%	1/20/2031	500	439
Verizon Communications Inc.	2.550%	3/21/2031	800	726
Verizon Communications Inc.	2.355%	3/15/2032	602	526
Verizon Communications Inc.	4.750%	1/15/2033	191	188
Verizon Communications Inc.	5.050%	5/9/2033	177	178
Verizon Communications Inc.	4.500%	8/10/2033	467	452
Verizon Communications Inc.	4.400%	11/1/2034	261	248
Verizon Communications Inc.	4.780%	2/15/2035	600	579
Verizon Communications Inc.	5.250%	4/2/2035	252	252
Verizon Communications Inc.	4.272%	1/15/2036	256	236
Verizon Communications Inc.	5.000%	1/15/2036	243	237
Verizon Communications Inc.	5.401%	7/2/2037	525	524
Verizon Communications Inc.	4.812%	3/15/2039	200	186
Verizon Communications Inc.	2.650%	11/20/2040	334	236
Verizon Communications Inc.	3.400%	3/22/2041	552	427
Verizon Communications Inc.	2.850%	9/3/2041	200	142
Verizon Communications Inc.	4.750%	11/1/2041	200	179
Verizon Communications Inc.	6.550%	9/15/2043	125	134
Verizon Communications Inc.	5.750%	11/30/2045	457	445

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Verizon Communications Inc.	4.862%	8/21/2046	760	661
Verizon Communications Inc.	4.522%	9/15/2048	176	145
Verizon Communications Inc.	4.000%	3/22/2050	250	190
Verizon Communications Inc.	2.875%	11/20/2050	1,200	734
Verizon Communications Inc.	3.550%	3/22/2051	800	556
Verizon Communications Inc.	5.875%	11/30/2055	1,103	1,070
Verizon Communications Inc.	6.200%	5/14/2056	304	307
Verizon Communications Inc.	2.987%	10/30/2056	900	530
Verizon Communications Inc.	6.050%	5/14/2058	365	368
Verizon Communications Inc.	3.000%	11/20/2060	500	286
Verizon Communications Inc.	6.000%	11/30/2065	541	524
Vodafone Group plc	4.800%	6/18/2031	190	189
Vodafone Group plc	5.350%	6/18/2036	206	204
Vodafone Group plc	6.150%	2/27/2037	71	75
Vodafone Group plc	5.250%	5/30/2048	283	254
Vodafone Group plc	4.875%	6/19/2049	525	446
Vodafone Group plc	4.250%	9/17/2050	350	269
Vodafone Group plc	5.625%	2/10/2053	310	288
Vodafone Group plc	6.100%	6/18/2056	275	270
Vodafone Group plc	5.750%	2/10/2063	125	116
Vodafone Group plc	5.875%	6/28/2064	200	189
Walt Disney Co.	3.750%	3/14/2029	200	197
Walt Disney Co.	2.000%	9/1/2029	461	428
Walt Disney Co.	3.800%	3/22/2030	140	137
Walt Disney Co.	2.650%	1/13/2031	700	646
Walt Disney Co.	4.000%	3/14/2031	250	244
Walt Disney Co.	6.400%	12/15/2035	674	743
Walt Disney Co.	4.625%	3/14/2036	410	398
Walt Disney Co.	6.650%	11/15/2037	200	224
Walt Disney Co.	4.625%	3/23/2040	75	70
Walt Disney Co.	3.500%	5/13/2040	250	205
Walt Disney Co.	5.400%	10/1/2043	100	98
Walt Disney Co.	4.750%	9/15/2044	175	157
Walt Disney Co.	2.750%	9/1/2049	225	140
Walt Disney Co.	4.700%	3/23/2050	325	285
Walt Disney Co.	3.600%	1/13/2051	400	292
Walt Disney Co.	3.800%	5/13/2060	300	217
Weibo Corp.	3.375%	7/8/2030	200	187
WPP 2025 LLC / Delaware	6.500%	3/30/2036	175	172
				111,736
Consumer Discretionary (1.6%)
Alibaba Group Holding Ltd.	3.400%	12/6/2027	400	395
Alibaba Group Holding Ltd.	4.875%	5/26/2030	200	203
Alibaba Group Holding Ltd.	2.125%	2/9/2031	300	270
Alibaba Group Holding Ltd.	4.500%	11/28/2034	280	272
Alibaba Group Holding Ltd.	5.250%	5/26/2035	200	204
Alibaba Group Holding Ltd.	4.000%	12/6/2037	200	181
Alibaba Group Holding Ltd.	4.200%	12/6/2047	225	185
Alibaba Group Holding Ltd.	3.150%	2/9/2051	200	134
Alibaba Group Holding Ltd.	4.400%	12/6/2057	100	81
Alibaba Group Holding Ltd.	3.250%	2/9/2061	300	191
Amazon.com Inc.	3.150%	8/22/2027	617	610
Amazon.com Inc.	4.550%	12/1/2027	108	108
Amazon.com Inc.	3.850%	3/13/2028	731	726
Amazon.com Inc.	1.650%	5/12/2028	500	476
Amazon.com Inc.	3.900%	11/20/2028	694	687
Amazon.com Inc.	4.000%	3/13/2029	324	321
Amazon.com Inc.	3.450%	4/13/2029	300	293
Amazon.com Inc.	4.650%	12/1/2029	142	143
Amazon.com Inc.	1.500%	6/3/2030	155	138
Amazon.com Inc.	4.100%	11/20/2030	482	474
Amazon.com Inc.	4.250%	3/13/2031	795	783
Amazon.com Inc.	2.100%	5/12/2031	613	546
Amazon.com Inc.	3.600%	4/13/2032	500	474
Amazon.com Inc.	4.700%	12/1/2032	250	251
Amazon.com Inc.	4.550%	3/13/2033	566	557
Amazon.com Inc.	4.350%	3/20/2033	679	661
Amazon.com Inc.	4.800%	12/5/2034	225	226
Amazon.com Inc.	4.875%	3/13/2036	1,104	1,087

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Amazon.com Inc.	3.875%	8/22/2037	600	537
	Amazon.com Inc.	2.875%	5/12/2041	329	244
	Amazon.com Inc.	5.650%	3/13/2046	375	371
	Amazon.com Inc.	4.050%	8/22/2047	300	238
	Amazon.com Inc.	2.500%	6/3/2050	1,150	666
	Amazon.com Inc.	5.450%	11/20/2055	175	165
	Amazon.com Inc.	5.800%	3/13/2056	1,441	1,429
	Amazon.com Inc.	4.250%	8/22/2057	150	116
	Amazon.com Inc.	2.700%	6/3/2060	200	108
	Amazon.com Inc.	3.250%	5/12/2061	450	277
	Amazon.com Inc.	4.100%	4/13/2062	362	268
	Amazon.com Inc.	5.550%	11/20/2065	300	280
	Amazon.com Inc.	5.950%	3/13/2066	1,500	1,489
	Amazon.com Inc.	6.050%	3/13/2076	750	747
	American Honda Finance Corp.	4.550%	7/9/2027	200	200
	American Honda Finance Corp.	4.900%	7/9/2027	100	100
	American Honda Finance Corp.	4.450%	10/22/2027	200	200
	American Honda Finance Corp.	4.550%	3/3/2028	220	220
	American Honda Finance Corp.	2.000%	3/24/2028	100	96
	American Honda Finance Corp.	4.550%	4/10/2028	92	92
	American Honda Finance Corp.	5.125%	7/7/2028	200	202
	American Honda Finance Corp.	5.650%	11/15/2028	200	204
	American Honda Finance Corp.	4.150%	1/8/2029	201	198
	American Honda Finance Corp.	2.250%	1/12/2029	100	94
	American Honda Finance Corp.	4.400%	9/5/2029	175	173
	American Honda Finance Corp.	4.600%	4/17/2030	200	198
	American Honda Finance Corp.	4.450%	1/8/2031	109	107
	American Honda Finance Corp.	1.800%	1/13/2031	300	262
	American Honda Finance Corp.	4.900%	4/10/2031	95	95
	American Honda Finance Corp.	5.050%	7/10/2031	50	50
	American Honda Finance Corp.	5.150%	7/9/2032	200	200
	American Honda Finance Corp.	5.200%	4/8/2033	71	71
	American Honda Finance Corp.	4.900%	1/10/2034	200	196
	American Honda Finance Corp.	5.100%	1/8/2036	115	113
[2]	American University	3.672%	4/1/2049	110	83
	Aptiv Swiss Holdings Ltd.	3.100%	12/1/2051	150	93
	Aptiv Swiss Holdings Ltd.	4.150%	5/1/2052	162	122
	AutoNation Inc.	3.800%	11/15/2027	75	74
	AutoNation Inc.	4.450%	1/15/2029	200	198
	AutoNation Inc.	3.850%	3/1/2032	474	442
	AutoZone Inc.	3.750%	4/18/2029	100	98
	AutoZone Inc.	5.100%	7/15/2029	200	203
	AutoZone Inc.	4.000%	4/15/2030	171	167
	AutoZone Inc.	5.125%	6/15/2030	140	142
	AutoZone Inc.	1.650%	1/15/2031	200	174
	AutoZone Inc.	4.750%	8/1/2032	200	198
	AutoZone Inc.	6.550%	11/1/2033	150	163
	AutoZone Inc.	5.400%	7/15/2034	100	102
	Best Buy Co. Inc.	4.450%	10/1/2028	200	199
	BorgWarner Inc.	2.650%	7/1/2027	200	196
	BorgWarner Inc.	4.950%	8/15/2029	50	50
	BorgWarner Inc.	5.400%	8/15/2034	50	51
	BorgWarner Inc.	4.375%	3/15/2045	100	83
	Brunswick Corp.	5.850%	3/18/2029	375	384
	California Endowment	2.498%	4/1/2051	50	29
	California Institute of Technology	4.321%	8/1/2045	70	60
	California Institute of Technology	4.700%	11/1/2111	50	41
	California Institute of Technology	3.650%	9/1/2119	100	64
	Choice Hotels International Inc.	3.700%	1/15/2031	546	515
	Choice Hotels International Inc.	5.850%	8/1/2034	200	203
	Claremont Mckenna College	3.775%	1/1/2122	150	97
	Cornell University	4.169%	6/15/2030	100	99
	Cornell University	4.835%	6/15/2034	125	125
	Cornell University	4.733%	6/15/2035	150	148
	Darden Restaurants Inc.	4.350%	10/15/2027	11	11
	Darden Restaurants Inc.	4.550%	10/15/2029	75	74
	Darden Restaurants Inc.	4.550%	2/15/2048	14	12
	Dick's Sporting Goods Inc.	4.100%	1/15/2052	100	73
	DR Horton Inc.	4.850%	10/15/2030	150	151
	DR Horton Inc.	5.500%	10/15/2035	88	90

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Duke University	2.682%	10/1/2044	100	73
[2]	Duke University	2.757%	10/1/2050	50	32
[2]	Duke University	2.832%	10/1/2055	125	78
	eBay Inc.	4.250%	3/6/2029	158	156
	eBay Inc.	2.600%	5/10/2031	200	180
	eBay Inc.	4.000%	7/15/2042	200	159
	eBay Inc.	3.650%	5/10/2051	200	146
	Emory University	2.143%	9/1/2030	150	136
	Emory University	2.969%	9/1/2050	50	33
	Ferguson Enterprises Inc.	4.350%	3/15/2031	65	64
	Ferguson Enterprises Inc.	5.000%	10/3/2034	130	129
	Ford Foundation	2.415%	6/1/2050	60	36
	Ford Foundation	2.815%	6/1/2070	150	85
	Ford Motor Co.	9.625%	4/22/2030	50	57
	Ford Motor Co.	4.750%	1/15/2043	273	215
	Ford Motor Co.	7.400%	11/1/2046	195	204
	Ford Motor Credit Co. LLC	4.125%	8/17/2027	718	712
	Ford Motor Credit Co. LLC	3.815%	11/2/2027	200	197
	Ford Motor Credit Co. LLC	7.350%	11/4/2027	122	125
	Ford Motor Credit Co. LLC	2.900%	2/16/2028	200	193
	Ford Motor Credit Co. LLC	6.800%	5/12/2028	208	214
	Ford Motor Credit Co. LLC	6.798%	11/7/2028	200	206
	Ford Motor Credit Co. LLC	2.900%	2/10/2029	200	188
	Ford Motor Credit Co. LLC	5.303%	9/6/2029	500	498
	Ford Motor Credit Co. LLC	5.875%	11/7/2029	250	253
	Ford Motor Credit Co. LLC	4.000%	11/13/2030	260	244
	Ford Motor Credit Co. LLC	3.625%	6/17/2031	250	228
	Ford Motor Credit Co. LLC	6.532%	3/19/2032	300	310
	Ford Motor Credit Co. LLC	5.869%	10/31/2035	491	480
	Ford Motor Credit Co. LLC	6.467%	5/22/2036	602	612
	Fortune Brands Innovations Inc.	3.250%	9/15/2029	50	48
	Fortune Brands Innovations Inc.	4.000%	3/25/2032	80	76
	Fortune Brands Innovations Inc.	5.875%	6/1/2033	100	104
	Fortune Brands Innovations Inc.	4.500%	3/25/2052	80	65
	General Motors Co.	6.800%	10/1/2027	100	102
	General Motors Co.	5.350%	4/15/2028	402	406
	General Motors Co.	5.625%	4/15/2030	500	512
	General Motors Co.	5.600%	10/15/2032	50	51
	General Motors Co.	5.000%	4/1/2035	165	160
	General Motors Co.	6.250%	4/15/2035	203	213
	General Motors Co.	5.150%	4/1/2038	225	214
	General Motors Co.	6.250%	10/2/2043	440	442
	General Motors Co.	5.200%	4/1/2045	130	115
	General Motors Co.	6.750%	4/1/2046	100	105
	General Motors Co.	5.400%	4/1/2048	200	180
	General Motors Co.	5.950%	4/1/2049	119	115
	General Motors Financial Co. Inc.	5.000%	7/15/2027	150	151
	General Motors Financial Co. Inc.	2.700%	8/20/2027	500	490
	General Motors Financial Co. Inc.	5.050%	4/4/2028	72	72
	General Motors Financial Co. Inc.	2.400%	4/10/2028	200	192
	General Motors Financial Co. Inc.	5.800%	6/23/2028	222	226
	General Motors Financial Co. Inc.	2.400%	10/15/2028	200	190
	General Motors Financial Co. Inc.	4.200%	10/27/2028	173	171
	General Motors Financial Co. Inc.	5.800%	1/7/2029	400	410
	General Motors Financial Co. Inc.	4.300%	4/6/2029	500	494
	General Motors Financial Co. Inc.	4.750%	4/6/2029	365	365
	General Motors Financial Co. Inc.	5.550%	7/15/2029	400	408
	General Motors Financial Co. Inc.	4.900%	10/6/2029	664	666
	General Motors Financial Co. Inc.	5.850%	4/6/2030	372	384
	General Motors Financial Co. Inc.	2.350%	1/8/2031	216	193
	General Motors Financial Co. Inc.	5.750%	2/8/2031	100	103
	General Motors Financial Co. Inc.	2.700%	6/10/2031	200	180
	General Motors Financial Co. Inc.	5.600%	6/18/2031	125	128
	General Motors Financial Co. Inc.	5.100%	9/15/2031	248	248
	General Motors Financial Co. Inc.	3.100%	1/12/2032	250	226
	General Motors Financial Co. Inc.	5.625%	4/4/2032	65	67
	General Motors Financial Co. Inc.	6.100%	1/7/2034	381	398
	General Motors Financial Co. Inc.	5.950%	4/4/2034	188	195
	General Motors Financial Co. Inc.	5.450%	9/6/2034	200	200
	General Motors Financial Co. Inc.	5.900%	1/7/2035	1,339	1,377

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	General Motors Financial Co. Inc.	6.150%	7/15/2035	400	417
	Genuine Parts Co.	6.500%	11/1/2028	200	206
	Genuine Parts Co.	4.950%	8/15/2029	217	216
	Genuine Parts Co.	1.875%	11/1/2030	303	264
	Genuine Parts Co.	6.875%	11/1/2033	75	81
	George Washington University	4.126%	9/15/2048	150	121
	Georgetown University	4.315%	4/1/2049	68	56
	Georgetown University	2.943%	4/1/2050	100	65
	Georgetown University	5.215%	10/1/2118	59	52
	Hasbro Inc.	3.900%	11/19/2029	350	340
	Hasbro Inc.	4.650%	3/12/2031	143	141
	Hasbro Inc.	6.350%	3/15/2040	125	131
	Home Depot Inc.	2.800%	9/14/2027	200	197
	Home Depot Inc.	3.750%	9/15/2028	132	130
	Home Depot Inc.	2.950%	6/15/2029	400	384
	Home Depot Inc.	4.750%	6/25/2029	200	202
	Home Depot Inc.	2.700%	4/15/2030	295	277
	Home Depot Inc.	3.950%	9/15/2030	109	107
	Home Depot Inc.	1.375%	3/15/2031	250	217
	Home Depot Inc.	4.850%	6/25/2031	175	177
	Home Depot Inc.	1.875%	9/15/2031	200	175
	Home Depot Inc.	3.250%	4/15/2032	200	186
	Home Depot Inc.	4.500%	9/15/2032	200	199
	Home Depot Inc.	4.950%	6/25/2034	100	100
	Home Depot Inc.	4.650%	9/15/2035	256	249
	Home Depot Inc.	5.875%	12/16/2036	203	216
	Home Depot Inc.	3.300%	4/15/2040	5	4
	Home Depot Inc.	5.950%	4/1/2041	175	185
	Home Depot Inc.	4.200%	4/1/2043	200	171
	Home Depot Inc.	4.875%	2/15/2044	300	276
	Home Depot Inc.	4.400%	3/15/2045	100	86
	Home Depot Inc.	4.250%	4/1/2046	100	84
	Home Depot Inc.	3.900%	6/15/2047	250	196
	Home Depot Inc.	4.500%	12/6/2048	225	191
	Home Depot Inc.	3.350%	4/15/2050	13	9
	Home Depot Inc.	2.375%	3/15/2051	200	113
	Home Depot Inc.	3.625%	4/15/2052	452	327
	Home Depot Inc.	4.950%	9/15/2052	60	54
	Home Depot Inc.	5.300%	6/25/2054	750	709
	Honda Motor Co. Ltd.	4.436%	7/8/2028	400	398
	Honda Motor Co. Ltd.	4.688%	7/8/2030	250	248
	Honda Motor Co. Ltd.	2.967%	3/10/2032	200	180
	Honda Motor Co. Ltd.	5.337%	7/8/2035	200	200
	Howard University	5.209%	10/1/2052	50	42
	Hyatt Hotels Corp.	4.375%	9/15/2028	75	74
	Hyatt Hotels Corp.	5.750%	4/23/2030	200	205
	Hyatt Hotels Corp.	5.375%	12/15/2031	200	203
	Hyatt Hotels Corp.	5.500%	6/30/2034	50	51
	Hyatt Hotels Corp.	5.400%	12/15/2035	125	124
	JD.com Inc.	3.375%	1/14/2030	200	193
	Johns Hopkins University	4.705%	7/1/2032	75	75
[2]	Johns Hopkins University	4.083%	7/1/2053	75	60
	Las Vegas Sands Corp.	5.625%	6/15/2028	50	51
	Las Vegas Sands Corp.	6.000%	8/15/2029	50	51
	Las Vegas Sands Corp.	6.000%	6/14/2030	75	77
	Las Vegas Sands Corp.	5.300%	5/15/2031	66	66
	Las Vegas Sands Corp.	5.650%	5/18/2033	253	253
	Las Vegas Sands Corp.	6.200%	8/15/2034	150	154
	Lear Corp.	3.800%	9/15/2027	41	41
	Lear Corp.	4.250%	5/15/2029	150	148
	Lear Corp.	3.500%	5/30/2030	100	95
	Lear Corp.	3.550%	1/15/2052	100	68
	Leggett & Platt Inc.	3.500%	11/15/2027	125	122
	Leggett & Platt Inc.	4.400%	3/15/2029	75	73
	Leggett & Platt Inc.	3.500%	11/15/2051	100	62
	Leland Stanford Junior University	4.679%	3/1/2035	125	123
	Leland Stanford Junior University	3.647%	5/1/2048	200	156
	Lennar Corp.	5.200%	7/30/2030	125	126
	LKQ Corp.	5.750%	6/15/2028	500	507
	Lowe's Cos. Inc.	3.950%	10/15/2027	470	467

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Lowe's Cos. Inc.	1.300%	4/15/2028	260	246
	Lowe's Cos. Inc.	1.700%	9/15/2028	200	188
	Lowe's Cos. Inc.	4.000%	10/15/2028	543	536
	Lowe's Cos. Inc.	6.500%	3/15/2029	67	70
	Lowe's Cos. Inc.	3.650%	4/5/2029	232	227
	Lowe's Cos. Inc.	4.500%	4/15/2030	250	249
	Lowe's Cos. Inc.	1.700%	10/15/2030	300	265
	Lowe's Cos. Inc.	4.250%	3/15/2031	407	399
	Lowe's Cos. Inc.	2.625%	4/1/2031	659	600
	Lowe's Cos. Inc.	3.750%	4/1/2032	500	474
	Lowe's Cos. Inc.	4.500%	10/15/2032	239	234
	Lowe's Cos. Inc.	5.000%	4/15/2033	250	251
	Lowe's Cos. Inc.	5.150%	7/1/2033	52	52
	Lowe's Cos. Inc.	4.850%	10/15/2035	221	216
	Lowe's Cos. Inc.	2.800%	9/15/2041	200	143
	Lowe's Cos. Inc.	4.250%	9/15/2044	28	23
	Lowe's Cos. Inc.	4.375%	9/15/2045	100	83
	Lowe's Cos. Inc.	3.700%	4/15/2046	500	376
	Lowe's Cos. Inc.	4.050%	5/3/2047	300	235
	Lowe's Cos. Inc.	3.000%	10/15/2050	332	210
	Lowe's Cos. Inc.	3.500%	4/1/2051	300	209
	Lowe's Cos. Inc.	4.250%	4/1/2052	400	313
	Lowe's Cos. Inc.	5.625%	4/15/2053	100	96
	Lowe's Cos. Inc.	5.750%	7/1/2053	475	464
	Lowe's Cos. Inc.	4.450%	4/1/2062	200	155
	Lowe's Cos. Inc.	5.800%	9/15/2062	261	255
	Magna International Inc.	5.050%	3/14/2029	150	152
	Magna International Inc.	2.450%	6/15/2030	100	92
	Magna International Inc.	5.875%	6/1/2035	162	169
	Marriott International Inc.	4.200%	7/15/2027	8	8
	Marriott International Inc.	4.000%	4/15/2028	50	50
	Marriott International Inc.	4.800%	3/15/2030	200	201
	Marriott International Inc.	4.625%	6/15/2030	700	698
	Marriott International Inc.	2.850%	4/15/2031	300	276
	Marriott International Inc.	3.500%	10/15/2032	100	92
	Marriott International Inc.	4.500%	5/1/2033	93	90
	Marriott International Inc.	5.300%	5/15/2034	200	202
	Marriott International Inc.	5.500%	4/15/2037	150	151
	Marriott International Inc.	5.100%	5/1/2038	250	241
	Masco Corp.	3.500%	11/15/2027	100	99
	Masco Corp.	1.500%	2/15/2028	200	190
	Masco Corp.	2.000%	2/15/2031	100	88
	Masco Corp.	4.500%	5/15/2047	100	84
[2]	Massachusetts Institute of Technology	3.959%	7/1/2038	125	115
	Massachusetts Institute of Technology	2.989%	7/1/2050	85	57
	Massachusetts Institute of Technology	3.067%	4/1/2052	100	68
	Massachusetts Institute of Technology	5.618%	6/1/2055	150	153
	Massachusetts Institute of Technology	5.600%	7/1/2111	175	173
	Massachusetts Institute of Technology	4.678%	7/1/2114	125	103
	Massachusetts Institute of Technology	3.885%	7/1/2116	100	69
	Mattel Inc.	5.000%	11/17/2030	100	100
	McDonald's Corp.	3.500%	7/1/2027	315	312
	McDonald's Corp.	3.800%	4/1/2028	350	346
	McDonald's Corp.	4.800%	8/14/2028	200	201
	McDonald's Corp.	2.625%	9/1/2029	217	205
	McDonald's Corp.	2.125%	3/1/2030	200	184
	McDonald's Corp.	4.600%	5/15/2030	72	72
	McDonald's Corp.	4.400%	2/12/2031	253	251
	McDonald's Corp.	4.950%	3/3/2035	720	717
	McDonald's Corp.	4.700%	12/9/2035	200	196
	McDonald's Corp.	5.000%	2/13/2036	200	199
	McDonald's Corp.	6.300%	10/15/2037	150	163
	McDonald's Corp.	6.300%	3/1/2038	100	109
	McDonald's Corp.	5.700%	2/1/2039	100	104
	McDonald's Corp.	3.700%	2/15/2042	25	20
	McDonald's Corp.	3.625%	5/1/2043	100	78
	McDonald's Corp.	4.600%	5/26/2045	210	183
	McDonald's Corp.	4.875%	12/9/2045	150	135
	McDonald's Corp.	4.450%	3/1/2047	250	211
	McDonald's Corp.	4.450%	9/1/2048	150	126

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	McDonald's Corp.	3.625%	9/1/2049	122	89
	McDonald's Corp.	4.200%	4/1/2050	100	80
	McDonald's Corp.	5.450%	8/14/2053	213	204
	MDC Holdings Inc.	2.500%	1/15/2031	100	88
	MDC Holdings Inc.	6.000%	1/15/2043	100	92
	MercadoLibre Inc.	4.900%	1/15/2033	135	131
	Mercedes-Benz Finance North America LLC	8.500%	1/18/2031	250	286
	Mohawk Industries Inc.	3.625%	5/15/2030	125	120
	NIKE Inc.	2.850%	3/27/2030	200	189
	NIKE Inc.	3.625%	5/1/2043	125	98
	NIKE Inc.	3.375%	3/27/2050	504	355
[2]	Northwestern University	4.643%	12/1/2044	75	71
[2]	Northwestern University	2.640%	12/1/2050	50	31
[2]	Northwestern University	3.662%	12/1/2057	75	55
	NVR Inc.	3.000%	5/15/2030	200	187
	O'Reilly Automotive Inc.	3.600%	9/1/2027	325	322
	O'Reilly Automotive Inc.	1.750%	3/15/2031	500	437
	Polaris Inc.	5.600%	3/1/2031	125	125
	President & Fellows of Harvard College	4.887%	3/15/2030	100	102
	President & Fellows of Harvard College	4.609%	2/15/2035	175	174
	President & Fellows of Harvard College	4.875%	10/15/2040	225	223
	President & Fellows of Harvard College	3.150%	7/15/2046	100	73
	President & Fellows of Harvard College	3.745%	11/15/2052	100	77
	PulteGroup Inc.	4.250%	3/1/2031	200	195
	PulteGroup Inc.	6.375%	5/15/2033	242	260
	PVH Corp.	5.500%	6/13/2030	200	201
	Ralph Lauren Corp.	2.950%	6/15/2030	200	188
	Ralph Lauren Corp.	5.000%	6/15/2032	150	151
	Rockefeller Foundation	2.492%	10/1/2050	250	151
	Ross Stores Inc.	1.875%	4/15/2031	200	176
	Royal Caribbean Cruises Ltd.	3.700%	3/15/2028	300	296
	Royal Caribbean Cruises Ltd.	4.750%	5/15/2033	350	341
	Royal Caribbean Cruises Ltd.	5.375%	1/15/2036	453	450
	Royal Caribbean Cruises Ltd.	5.250%	2/27/2038	350	339
	Sands China Ltd.	5.400%	8/8/2028	400	403
	Sands China Ltd.	4.375%	6/18/2030	200	194
	Starbucks Corp.	3.500%	3/1/2028	100	98
	Starbucks Corp.	4.500%	5/15/2028	65	65
	Starbucks Corp.	4.000%	11/15/2028	200	198
	Starbucks Corp.	3.550%	8/15/2029	250	243
	Starbucks Corp.	2.250%	3/12/2030	450	413
	Starbucks Corp.	2.550%	11/15/2030	990	907
	Starbucks Corp.	4.900%	2/15/2031	75	76
	Starbucks Corp.	3.000%	2/14/2032	230	210
	Starbucks Corp.	4.800%	2/15/2033	150	149
	Starbucks Corp.	5.000%	2/15/2034	42	42
	Starbucks Corp.	4.300%	6/15/2045	50	41
	Starbucks Corp.	3.750%	12/1/2047	125	94
	Starbucks Corp.	4.500%	11/15/2048	282	235
	Starbucks Corp.	3.500%	11/15/2050	250	175
	Tapestry Inc.	4.125%	7/15/2027	23	23
	Tapestry Inc.	5.100%	3/11/2030	144	145
	Tapestry Inc.	3.050%	3/15/2032	200	181
	TJX Cos. Inc.	3.875%	4/15/2030	184	180
	Toll Brothers Finance Corp.	4.350%	2/15/2028	250	249
	Toll Brothers Finance Corp.	5.600%	6/15/2035	100	102
	Toyota Motor Corp.	4.450%	6/30/2030	150	149
	Toyota Motor Corp.	5.053%	6/30/2035	150	151
	Toyota Motor Credit Corp.	1.150%	8/13/2027	500	483
	Toyota Motor Credit Corp.	4.550%	9/20/2027	250	251
	Toyota Motor Credit Corp.	4.350%	10/8/2027	150	150
	Toyota Motor Credit Corp.	3.050%	1/11/2028	100	98
	Toyota Motor Credit Corp.	3.750%	1/12/2028	290	288
	Toyota Motor Credit Corp.	1.900%	4/6/2028	200	192
	Toyota Motor Credit Corp.	4.250%	5/12/2028	170	170
	Toyota Motor Credit Corp.	4.050%	9/5/2028	400	397
	Toyota Motor Credit Corp.	5.250%	9/11/2028	200	203
	Toyota Motor Credit Corp.	4.650%	1/5/2029	200	201
	Toyota Motor Credit Corp.	3.650%	1/8/2029	280	275
	Toyota Motor Credit Corp.	4.050%	3/13/2029	216	214

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Toyota Motor Credit Corp.	5.050%	5/16/2029	100	101
	Toyota Motor Credit Corp.	4.550%	8/9/2029	100	100
	Toyota Motor Credit Corp.	4.950%	1/9/2030	350	354
	Toyota Motor Credit Corp.	2.150%	2/13/2030	150	138
	Toyota Motor Credit Corp.	4.800%	5/15/2030	225	226
	Toyota Motor Credit Corp.	4.550%	5/17/2030	101	101
	Toyota Motor Credit Corp.	5.550%	11/20/2030	200	207
	Toyota Motor Credit Corp.	4.200%	1/10/2031	457	449
	Toyota Motor Credit Corp.	5.100%	3/21/2031	200	203
	Toyota Motor Credit Corp.	4.550%	5/14/2031	165	164
	Toyota Motor Credit Corp.	1.900%	9/12/2031	200	174
	Toyota Motor Credit Corp.	4.600%	10/10/2031	250	249
	Toyota Motor Credit Corp.	4.650%	9/3/2032	434	429
	Toyota Motor Credit Corp.	4.800%	1/5/2034	100	99
	Toyota Motor Credit Corp.	5.350%	1/9/2035	250	255
	Tractor Supply Co.	1.750%	11/1/2030	200	176
	Trustees of Boston College	3.129%	7/1/2052	100	68
	Trustees of Columbia University in the City of New York	4.355%	10/1/2035	100	96
	Trustees of Dartmouth College	4.273%	6/1/2030	150	149
	Trustees of Princeton University	5.700%	3/1/2039	150	158
	Trustees of Princeton University	2.516%	7/1/2050	150	93
	Trustees of Princeton University	4.201%	3/1/2052	100	83
	Trustees of the University of Pennsylvania	2.396%	10/1/2050	200	117
	Trustees of the University of Pennsylvania	4.674%	9/1/2112	50	41
[2]	University of Chicago	2.547%	4/1/2050	100	66
[2]	University of Chicago	4.003%	10/1/2053	100	79
	University of Miami	4.063%	4/1/2052	100	79
[2]	University of Notre Dame du Lac	3.438%	2/15/2045	100	77
	University of Notre Dame du Lac	3.394%	2/15/2048	125	93
[2]	University of Southern California	3.028%	10/1/2039	100	82
[2]	University of Southern California	3.841%	10/1/2047	100	80
	University of Southern California	2.945%	10/1/2051	200	131
	University of Southern California	4.976%	10/1/2053	200	185
	University of Southern California	5.250%	10/1/2111	100	92
	Washington University	3.524%	4/15/2054	100	73
	Washington University	4.349%	4/15/2122	50	38
[2]	William Marsh Rice University	3.574%	5/15/2045	150	118
	Yale University	1.482%	4/15/2030	100	90
	Yale University	2.402%	4/15/2050	100	60
					88,063
Consumer Staples (1.4%)
	Ahold Finance USA LLC	6.875%	5/1/2029	100	106
	Altria Group Inc.	4.875%	2/4/2028	150	151
	Altria Group Inc.	4.500%	8/6/2030	157	156
	Altria Group Inc.	5.625%	2/6/2035	125	128
	Altria Group Inc.	5.250%	8/6/2035	136	136
	Altria Group Inc.	3.400%	2/4/2041	500	382
	Altria Group Inc.	4.250%	8/9/2042	275	227
	Altria Group Inc.	4.500%	5/2/2043	125	105
	Altria Group Inc.	3.875%	9/16/2046	425	316
	Altria Group Inc.	5.950%	2/14/2049	225	221
	Altria Group Inc.	3.700%	2/4/2051	600	417
	Altria Group Inc.	6.200%	2/14/2059	70	69
	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide Inc.	4.700%	2/1/2036	1,720	1,674
	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide Inc.	4.900%	2/1/2046	1,997	1,820
	Anheuser-Busch InBev Finance Inc.	4.700%	2/1/2036	100	97
	Anheuser-Busch InBev Finance Inc.	4.900%	2/1/2046	475	432
	Anheuser-Busch InBev Worldwide Inc.	4.750%	1/23/2029	965	970
	Anheuser-Busch InBev Worldwide Inc.	3.500%	6/1/2030	1,000	965
	Anheuser-Busch InBev Worldwide Inc.	5.000%	6/15/2034	175	177
	Anheuser-Busch InBev Worldwide Inc.	8.200%	1/15/2039	250	314
	Anheuser-Busch InBev Worldwide Inc.	5.450%	1/23/2039	375	382
	Anheuser-Busch InBev Worldwide Inc.	4.950%	1/15/2042	325	307
	Anheuser-Busch InBev Worldwide Inc.	4.439%	10/6/2048	1,051	889
	Anheuser-Busch InBev Worldwide Inc.	5.550%	1/23/2049	600	590
	Anheuser-Busch InBev Worldwide Inc.	5.800%	1/23/2059	405	412
	Archer-Daniels-Midland Co.	5.935%	10/1/2032	80	85
	Archer-Daniels-Midland Co.	5.375%	9/15/2035	95	98
	Archer-Daniels-Midland Co.	3.750%	9/15/2047	50	38

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Archer-Daniels-Midland Co.	2.700%	9/15/2051	200	121
BAT Capital Corp.	3.557%	8/15/2027	231	229
BAT Capital Corp.	2.259%	3/25/2028	500	481
BAT Capital Corp.	3.462%	9/6/2029	100	97
BAT Capital Corp.	4.906%	4/2/2030	175	176
BAT Capital Corp.	6.343%	8/2/2030	200	211
BAT Capital Corp.	5.834%	2/20/2031	200	208
BAT Capital Corp.	2.726%	3/25/2031	500	457
BAT Capital Corp.	5.350%	8/15/2032	273	279
BAT Capital Corp.	7.750%	10/19/2032	100	114
BAT Capital Corp.	4.625%	3/22/2033	325	318
BAT Capital Corp.	6.421%	8/2/2033	200	216
BAT Capital Corp.	6.000%	2/20/2034	200	211
BAT Capital Corp.	5.625%	8/15/2035	294	303
BAT Capital Corp.	4.390%	8/15/2037	525	480
BAT Capital Corp.	4.540%	8/15/2047	383	316
BAT Capital Corp.	4.758%	9/6/2049	375	315
BAT Capital Corp.	5.282%	4/2/2050	200	180
BAT Capital Corp.	5.650%	3/16/2052	200	189
BAT Capital Corp.	7.081%	8/2/2053	175	198
BAT International Finance plc	4.448%	3/16/2028	500	499
BAT International Finance plc	5.931%	2/2/2029	400	412
Brown-Forman Corp.	4.750%	4/15/2033	200	198
Brown-Forman Corp.	4.500%	7/15/2045	100	86
Bunge Ltd. Finance Corp.	3.750%	9/25/2027	200	198
Bunge Ltd. Finance Corp.	4.100%	1/7/2028	70	70
Bunge Ltd. Finance Corp.	3.200%	4/21/2031	150	140
Bunge Ltd. Finance Corp.	2.750%	5/14/2031	350	319
Bunge Ltd. Finance Corp.	4.800%	3/19/2033	100	99
Bunge Ltd. Finance Corp.	4.650%	9/17/2034	150	145
Bunge Ltd. Finance Corp.	5.150%	8/4/2035	125	124
Bunge Ltd. Finance Corp.	5.150%	3/19/2036	83	82
Campbell's Co.	4.150%	3/15/2028	175	173
Campbell's Co.	5.200%	3/21/2029	100	101
Campbell's Co.	4.550%	3/21/2031	227	221
Campbell's Co.	5.400%	3/21/2034	175	173
Campbell's Co.	4.750%	3/23/2035	150	140
Campbell's Co.	4.800%	3/15/2048	135	110
Campbell's Co.	3.125%	4/24/2050	100	62
Campbell's Co.	5.250%	10/13/2054	75	64
Church & Dwight Co. Inc.	3.150%	8/1/2027	100	99
Church & Dwight Co. Inc.	3.950%	8/1/2047	75	59
Church & Dwight Co. Inc.	5.000%	6/15/2052	100	91
Clorox Co.	3.100%	10/1/2027	50	49
Clorox Co.	3.900%	5/15/2028	50	49
Clorox Co.	4.400%	5/1/2029	150	149
Clorox Co.	1.800%	5/15/2030	50	45
Clorox Co.	4.700%	5/15/2031	100	99
Clorox Co.	4.950%	5/15/2033	75	74
Clorox Co.	5.250%	5/15/2036	100	100
Coca-Cola Co.	1.000%	3/15/2028	500	474
Coca-Cola Co.	2.125%	9/6/2029	125	117
Coca-Cola Co.	3.450%	3/25/2030	250	242
Coca-Cola Co.	1.375%	3/15/2031	100	87
Coca-Cola Co.	5.000%	5/13/2034	100	102
Coca-Cola Co.	4.650%	8/14/2034	130	130
Coca-Cola Co.	2.500%	6/1/2040	200	147
Coca-Cola Co.	2.875%	5/5/2041	500	381
Coca-Cola Co.	4.200%	3/25/2050	175	145
Coca-Cola Co.	2.600%	6/1/2050	550	338
Coca-Cola Co.	2.500%	3/15/2051	436	259
Coca-Cola Co.	2.750%	6/1/2060	300	174
Coca-Cola Co.	5.400%	5/13/2064	250	241
Coca-Cola Consolidated Inc.	5.250%	6/1/2029	100	102
Coca-Cola Consolidated Inc.	5.450%	6/1/2034	54	55
Coca-Cola Femsa SAB de CV	2.750%	1/22/2030	200	187
Coca-Cola Femsa SAB de CV	5.250%	11/26/2043	150	144
Colgate-Palmolive Co.	3.100%	8/15/2027	250	247
Colgate-Palmolive Co.	4.000%	8/15/2045	150	127
Conagra Brands Inc.	7.000%	10/1/2028	275	287

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Conagra Brands Inc.	4.850%	11/1/2028	250	250
Conagra Brands Inc.	5.000%	8/1/2030	100	100
Conagra Brands Inc.	8.250%	9/15/2030	50	56
Conagra Brands Inc.	5.750%	8/1/2035	100	101
Conagra Brands Inc.	5.300%	11/1/2038	200	189
Conagra Brands Inc.	5.400%	11/1/2048	150	132
Constellation Brands Inc.	3.600%	2/15/2028	175	172
Constellation Brands Inc.	4.650%	11/15/2028	75	75
Constellation Brands Inc.	3.150%	8/1/2029	225	215
Constellation Brands Inc.	2.875%	5/1/2030	356	333
Constellation Brands Inc.	4.800%	5/1/2030	50	50
Constellation Brands Inc.	4.850%	5/6/2031	150	150
Constellation Brands Inc.	2.250%	8/1/2031	275	243
Constellation Brands Inc.	4.900%	5/1/2033	250	247
Constellation Brands Inc.	4.950%	11/1/2035	125	122
Constellation Brands Inc.	4.500%	5/9/2047	100	83
Constellation Brands Inc.	5.250%	11/15/2048	100	92
Constellation Brands Inc.	3.750%	5/1/2050	125	92
Costco Wholesale Corp.	1.600%	4/20/2030	200	181
Costco Wholesale Corp.	1.750%	4/20/2032	181	157
Delhaize America LLC	9.000%	4/15/2031	100	117
Diageo Capital plc	5.300%	10/24/2027	250	253
Diageo Capital plc	2.375%	10/24/2029	400	373
Diageo Capital plc	2.000%	4/29/2030	200	182
Diageo Capital plc	2.125%	4/29/2032	200	173
Diageo Capital plc	5.875%	9/30/2036	50	53
Diageo Capital plc	3.875%	4/29/2043	250	201
Diageo Finance plc	5.625%	10/5/2033	200	208
Diageo Investment Corp.	5.625%	4/15/2035	200	207
Dollar General Corp.	4.125%	5/1/2028	405	402
Dollar General Corp.	5.200%	7/5/2028	200	202
Dollar General Corp.	3.500%	4/3/2030	100	95
Dollar General Corp.	5.000%	11/1/2032	222	221
Dollar General Corp.	5.450%	7/5/2033	200	203
Dollar General Corp.	5.500%	11/1/2052	100	96
Dollar Tree Inc.	4.200%	5/15/2028	549	545
Dollar Tree Inc.	2.650%	12/1/2031	160	143
Dollar Tree Inc.	3.375%	12/1/2051	175	117
Estee Lauder Cos. Inc.	2.375%	12/1/2029	125	116
Estee Lauder Cos. Inc.	5.000%	2/14/2034	125	125
Estee Lauder Cos. Inc.	6.000%	5/15/2037	75	79
Estee Lauder Cos. Inc.	4.375%	6/15/2045	100	84
Estee Lauder Cos. Inc.	4.150%	3/15/2047	100	80
Estee Lauder Cos. Inc.	3.125%	12/1/2049	125	82
Fomento Economico Mexicano SAB de CV	4.375%	5/10/2043	100	87
Fomento Economico Mexicano SAB de CV	3.500%	1/16/2050	254	184
General Mills Inc.	4.200%	4/17/2028	375	373
General Mills Inc.	4.875%	1/30/2030	200	201
General Mills Inc.	2.875%	4/15/2030	150	140
General Mills Inc.	2.250%	10/14/2031	250	220
General Mills Inc.	4.950%	3/29/2033	200	199
General Mills Inc.	5.250%	1/30/2035	150	150
General Mills Inc.	5.400%	6/15/2040	100	98
General Mills Inc.	3.000%	2/1/2051	50	32
Haleon US Capital LLC	3.375%	3/24/2029	250	242
Haleon US Capital LLC	3.625%	3/24/2032	700	655
Hershey Co.	4.550%	2/24/2028	133	133
Hershey Co.	2.450%	11/15/2029	130	122
Hershey Co.	4.500%	5/4/2033	100	99
Hershey Co.	3.125%	11/15/2049	150	102
Hormel Foods Corp.	1.800%	6/11/2030	200	180
Hormel Foods Corp.	3.050%	6/3/2051	200	131
Ingredion Inc.	2.900%	6/1/2030	175	164
J M Smucker Co.	3.375%	12/15/2027	150	148
J M Smucker Co.	5.900%	11/15/2028	75	77
J M Smucker Co.	2.375%	3/15/2030	100	92
J M Smucker Co.	2.125%	3/15/2032	31	27
J M Smucker Co.	6.200%	11/15/2033	200	213
J M Smucker Co.	4.250%	3/15/2035	325	302
J M Smucker Co.	4.375%	3/15/2045	125	105

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	J M Smucker Co.	6.500%	11/15/2053	200	218
	JBS NV / JBS USA Foods Group Holdings Inc. / JBS USA Food Co. Holdings	5.750%	4/1/2033	634	650
	JBS NV / JBS USA Foods Group Holdings Inc. / JBS USA Food Co. Holdings	6.750%	3/15/2034	24	26
	JBS NV / JBS USA Foods Group Holdings Inc. / JBS USA Food Co. Holdings	5.950%	4/20/2035	175	180
[5]	JBS NV / JBS USA Foods Group Holdings Inc. / JBS USA Food Co. Holdings	5.625%	3/10/2037	258	256
	JBS NV / JBS USA Foods Group Holdings Inc. / JBS USA Food Co. Holdings	4.375%	2/2/2052	400	301
	JBS NV / JBS USA Foods Group Holdings Inc. / JBS USA Food Co. Holdings	6.500%	12/1/2052	300	303
	JBS NV / JBS USA Foods Group Holdings Inc. / JBS USA Food Co. Holdings	7.250%	11/15/2053	222	242
	JBS NV / JBS USA Foods Group Holdings Inc. / JBS USA Food Co. Holdings	6.375%	2/25/2055	150	150
	JBS NV / JBS USA Foods Group Holdings Inc. / JBS USA Food Co. Holdings	6.250%	3/1/2056	250	244
[5]	JBS NV / JBS USA Foods Group Holdings Inc. / JBS USA Food Co. Holdings	6.400%	5/10/2057	225	224
	JBS NV / JBS USA Foods Group Holdings Inc. / JBS USA Food Co. Holdings	6.375%	4/15/2066	225	220
	Kellanova	3.400%	11/15/2027	125	124
	Kellanova	4.300%	5/15/2028	100	100
	Kellanova	5.250%	3/1/2033	225	229
	Kellanova	5.750%	5/16/2054	100	99
	Kenvue Inc.	5.050%	3/22/2028	200	202
	Kenvue Inc.	4.850%	5/22/2032	200	201
	Kenvue Inc.	4.900%	3/22/2033	200	201
	Kenvue Inc.	5.050%	3/22/2053	425	388
	Kenvue Inc.	5.200%	3/22/2063	150	136
	Keurig Dr Pepper Inc.	5.050%	3/15/2029	200	201
	Keurig Dr Pepper Inc.	3.950%	4/15/2029	175	171
	Keurig Dr Pepper Inc.	3.200%	5/1/2030	150	141
	Keurig Dr Pepper Inc.	2.250%	3/15/2031	200	178
	Keurig Dr Pepper Inc.	5.200%	3/15/2031	100	101
	Keurig Dr Pepper Inc.	4.050%	4/15/2032	150	142
	Keurig Dr Pepper Inc.	5.300%	3/15/2034	200	201
	Keurig Dr Pepper Inc.	5.150%	5/15/2035	400	395
	Keurig Dr Pepper Inc.	4.500%	11/15/2045	200	165
	Keurig Dr Pepper Inc.	3.800%	5/1/2050	150	107
	Keurig Dr Pepper Inc.	4.500%	4/15/2052	200	161
	Kimberly-Clark Corp.	1.050%	9/15/2027	500	482
	Kimberly-Clark Corp.	3.950%	11/1/2028	50	50
	Kimberly-Clark Corp.	3.200%	4/25/2029	150	145
	Kimberly-Clark Corp.	3.100%	3/26/2030	155	147
	Kimberly-Clark Corp.	2.000%	11/2/2031	250	220
	Kimberly-Clark Corp.	6.625%	8/1/2037	250	284
	Kimberly-Clark Corp.	5.300%	3/1/2041	25	25
	Kimberly-Clark Corp.	3.200%	7/30/2046	175	124
	Koninklijke Ahold Delhaize NV	5.700%	10/1/2040	37	37
	Kraft Heinz Foods Co.	3.750%	4/1/2030	200	193
	Kraft Heinz Foods Co.	4.250%	3/1/2031	200	195
	Kraft Heinz Foods Co.	6.875%	1/26/2039	100	110
	Kraft Heinz Foods Co.	5.000%	6/4/2042	250	224
	Kraft Heinz Foods Co.	5.200%	7/15/2045	550	490
	Kraft Heinz Foods Co.	4.375%	6/1/2046	149	119
	Kraft Heinz Foods Co.	4.875%	10/1/2049	300	252
	Kraft Heinz Foods Co.	5.500%	6/1/2050	100	91
	Kroger Co.	3.700%	8/1/2027	100	99
	Kroger Co.	7.700%	6/1/2029	50	54
	Kroger Co.	8.000%	9/15/2029	125	138
	Kroger Co.	2.200%	5/1/2030	100	91
	Kroger Co.	7.500%	4/1/2031	100	112
	Kroger Co.	5.000%	9/15/2034	375	370
	Kroger Co.	5.400%	7/15/2040	50	49
	Kroger Co.	5.000%	4/15/2042	125	116
	Kroger Co.	5.150%	8/1/2043	100	93
	Kroger Co.	4.450%	2/1/2047	200	165
	Kroger Co.	4.650%	1/15/2048	225	191
	Kroger Co.	5.400%	1/15/2049	150	140
	Kroger Co.	3.950%	1/15/2050	150	113
	Kroger Co.	5.500%	9/15/2054	381	358
	Kroger Co.	5.650%	9/15/2064	260	244
[5]	Maple Parent Holdings Corp.	4.750%	3/26/2029	44	44
[5]	Maple Parent Holdings Corp.	6.625%	3/26/2056	150	158
	McCormick & Co. Inc.	3.400%	8/15/2027	150	148
	McCormick & Co. Inc.	4.150%	2/15/2029	100	99
	McCormick & Co. Inc.	2.500%	4/15/2030	250	231
	McCormick & Co. Inc.	4.950%	4/15/2033	100	100

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
McCormick & Co. Inc.	4.700%	10/15/2034	175	169
Molson Coors Beverage Co.	4.900%	7/8/2031	100	100
Molson Coors Beverage Co.	5.500%	7/8/2036	194	195
Molson Coors Beverage Co.	5.000%	5/1/2042	100	91
Molson Coors Beverage Co.	4.200%	7/15/2046	375	299
Mondelez International Inc.	4.250%	5/6/2028	150	149
Mondelez International Inc.	4.750%	2/20/2029	100	101
Mondelez International Inc.	2.750%	4/13/2030	115	107
Mondelez International Inc.	1.875%	10/15/2032	300	256
Mondelez International Inc.	5.125%	5/6/2035	325	326
Mondelez International Inc.	2.625%	9/4/2050	250	151
PepsiCo Inc.	3.000%	10/15/2027	325	320
PepsiCo Inc.	4.450%	2/7/2028	175	175
PepsiCo Inc.	4.450%	5/15/2028	200	201
PepsiCo Inc.	4.100%	1/15/2029	250	249
PepsiCo Inc.	2.625%	7/29/2029	200	190
PepsiCo Inc.	2.750%	3/19/2030	345	325
PepsiCo Inc.	1.625%	5/1/2030	700	631
PepsiCo Inc.	4.300%	7/23/2030	150	150
PepsiCo Inc.	1.400%	2/25/2031	200	175
PepsiCo Inc.	4.650%	7/23/2032	175	176
PepsiCo Inc.	5.000%	7/23/2035	875	881
PepsiCo Inc.	3.500%	3/19/2040	175	146
PepsiCo Inc.	2.625%	10/21/2041	450	323
PepsiCo Inc.	3.600%	8/13/2042	100	80
PepsiCo Inc.	4.450%	4/14/2046	300	261
PepsiCo Inc.	3.450%	10/6/2046	300	223
PepsiCo Inc.	4.000%	5/2/2047	100	81
PepsiCo Inc.	3.375%	7/29/2049	240	171
PepsiCo Inc.	2.875%	10/15/2049	325	212
PepsiCo Inc.	2.750%	10/21/2051	50	31
PepsiCo Inc.	3.875%	3/19/2060	150	113
Philip Morris International Inc.	4.375%	11/1/2027	125	125
Philip Morris International Inc.	5.125%	11/17/2027	200	202
Philip Morris International Inc.	3.125%	3/2/2028	100	98
Philip Morris International Inc.	4.125%	4/28/2028	200	199
Philip Morris International Inc.	3.875%	10/27/2028	150	148
Philip Morris International Inc.	4.875%	2/13/2029	200	202
Philip Morris International Inc.	4.125%	4/27/2029	600	594
Philip Morris International Inc.	3.375%	8/15/2029	250	241
Philip Morris International Inc.	4.625%	11/1/2029	200	200
Philip Morris International Inc.	5.625%	11/17/2029	200	206
Philip Morris International Inc.	5.125%	2/15/2030	200	203
Philip Morris International Inc.	4.375%	4/30/2030	200	198
Philip Morris International Inc.	2.100%	5/1/2030	150	137
Philip Morris International Inc.	5.500%	9/7/2030	244	251
Philip Morris International Inc.	4.000%	10/29/2030	234	228
Philip Morris International Inc.	1.750%	11/1/2030	425	376
Philip Morris International Inc.	5.125%	2/13/2031	225	229
Philip Morris International Inc.	4.750%	11/1/2031	200	200
Philip Morris International Inc.	4.250%	10/29/2032	430	417
Philip Morris International Inc.	5.750%	11/17/2032	700	733
Philip Morris International Inc.	5.375%	2/15/2033	200	205
Philip Morris International Inc.	5.625%	9/7/2033	189	197
Philip Morris International Inc.	5.250%	2/13/2034	400	407
Philip Morris International Inc.	4.900%	11/1/2034	50	50
Philip Morris International Inc.	4.875%	4/30/2035	200	197
Philip Morris International Inc.	4.625%	10/29/2035	183	176
Philip Morris International Inc.	4.875%	4/29/2036	212	208
Philip Morris International Inc.	6.375%	5/16/2038	200	219
Philip Morris International Inc.	4.375%	11/15/2041	500	437
Philip Morris International Inc.	4.500%	3/20/2042	125	110
Philip Morris International Inc.	3.875%	8/21/2042	25	20
Philip Morris International Inc.	4.125%	3/4/2043	150	126
Pilgrim's Pride Corp.	4.250%	4/15/2031	300	288
Pilgrim's Pride Corp.	3.500%	3/1/2032	200	182
Pilgrim's Pride Corp.	6.250%	7/1/2033	82	86
Procter & Gamble Co.	3.000%	3/25/2030	500	476
Procter & Gamble Co.	4.050%	5/1/2030	100	99
Procter & Gamble Co.	1.200%	10/29/2030	300	263

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Procter & Gamble Co.	4.100%	11/3/2032	250	244
Procter & Gamble Co.	4.550%	1/29/2034	200	199
Procter & Gamble Co.	4.600%	5/1/2035	100	99
Procter & Gamble Co.	4.350%	11/3/2035	250	242
Procter & Gamble Co.	5.550%	3/5/2037	150	159
Procter & Gamble Co.	3.550%	3/25/2040	100	85
Reynolds American Inc.	5.700%	8/15/2035	175	180
Reynolds American Inc.	7.250%	6/15/2037	100	114
Reynolds American Inc.	6.150%	9/15/2043	75	76
Reynolds American Inc.	5.850%	8/15/2045	650	640
Sysco Corp.	3.250%	7/15/2027	175	173
Sysco Corp.	5.750%	1/17/2029	100	103
Sysco Corp.	2.400%	2/15/2030	100	92
Sysco Corp.	5.950%	4/1/2030	166	172
Sysco Corp.	4.400%	7/25/2031	150	146
Sysco Corp.	2.450%	12/14/2031	100	89
Sysco Corp.	6.000%	1/17/2034	100	105
Sysco Corp.	4.950%	3/25/2036	167	160
Sysco Corp.	6.600%	4/1/2040	175	190
Sysco Corp.	4.500%	4/1/2046	200	167
Sysco Corp.	4.450%	3/15/2048	100	81
Sysco Corp.	6.600%	4/1/2050	100	106
Sysco Corp.	3.150%	12/14/2051	250	159
Target Corp.	4.350%	6/15/2028	94	94
Target Corp.	3.375%	4/15/2029	200	195
Target Corp.	2.650%	9/15/2030	150	139
Target Corp.	4.500%	9/15/2034	254	246
Target Corp.	5.000%	4/15/2035	239	239
Target Corp.	7.000%	1/15/2038	125	144
Target Corp.	4.000%	7/1/2042	522	437
Target Corp.	3.625%	4/15/2046	52	40
Target Corp.	3.900%	11/15/2047	300	235
Target Corp.	2.950%	1/15/2052	200	127
Tyson Foods Inc.	4.350%	3/1/2029	280	278
Tyson Foods Inc.	5.700%	3/15/2034	250	257
Tyson Foods Inc.	5.150%	8/15/2044	200	184
Tyson Foods Inc.	4.550%	6/2/2047	100	84
Tyson Foods Inc.	5.100%	9/28/2048	262	236
Unilever Capital Corp.	4.250%	8/12/2027	150	150
Unilever Capital Corp.	4.875%	9/8/2028	200	202
Unilever Capital Corp.	1.375%	9/14/2030	300	265
Unilever Capital Corp.	1.750%	8/12/2031	500	436
Unilever Capital Corp.	5.900%	11/15/2032	200	214
Unilever Capital Corp.	5.000%	12/8/2033	200	203
Unilever Capital Corp.	4.625%	8/12/2034	200	197
Walmart Inc.	4.000%	4/30/2029	89	88
Walmart Inc.	3.250%	7/8/2029	250	243
Walmart Inc.	2.375%	9/24/2029	425	401
Walmart Inc.	4.150%	4/30/2031	146	144
Walmart Inc.	4.150%	9/9/2032	250	246
Walmart Inc.	4.450%	4/30/2033	137	136
Walmart Inc.	4.900%	4/28/2035	150	151
Walmart Inc.	5.250%	9/1/2035	192	198
Walmart Inc.	6.200%	4/15/2038	315	350
Walmart Inc.	3.950%	6/28/2038	275	252
Walmart Inc.	5.000%	10/25/2040	100	100
Walmart Inc.	2.500%	9/22/2041	300	215
Walmart Inc.	4.000%	4/11/2043	274	232
Walmart Inc.	3.625%	12/15/2047	265	207
Walmart Inc.	4.050%	6/29/2048	625	512
Walmart Inc.	4.500%	9/9/2052	200	173
				77,832
Energy (1.8%)
APA Corp.	6.100%	2/15/2035	100	103
APA Corp.	6.750%	2/15/2055	175	183
Baker Hughes Holdings LLC / Baker Hughes Co-Obligor Inc.	3.337%	12/15/2027	200	197
Baker Hughes Holdings LLC / Baker Hughes Co-Obligor Inc.	4.050%	3/11/2029	100	99
Baker Hughes Holdings LLC / Baker Hughes Co-Obligor Inc.	3.138%	11/7/2029	250	238
Baker Hughes Holdings LLC / Baker Hughes Co-Obligor Inc.	4.350%	6/15/2031	129	126

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Baker Hughes Holdings LLC / Baker Hughes Co-Obligor Inc.	4.650%	6/15/2033	115	112
	Baker Hughes Holdings LLC / Baker Hughes Co-Obligor Inc.	5.000%	6/15/2036	644	630
	Baker Hughes Holdings LLC / Baker Hughes Co-Obligor Inc.	5.850%	6/15/2056	220	217
	Boardwalk Pipelines LP	4.450%	7/15/2027	100	100
	Boardwalk Pipelines LP	5.625%	8/1/2034	235	240
	Boardwalk Pipelines LP	5.375%	2/15/2036	200	199
	BP Capital Markets America Inc.	5.017%	11/17/2027	300	303
	BP Capital Markets America Inc.	4.234%	11/6/2028	345	343
	BP Capital Markets America Inc.	4.699%	4/10/2029	100	100
	BP Capital Markets America Inc.	4.970%	10/17/2029	200	202
	BP Capital Markets America Inc.	4.868%	11/25/2029	400	404
	BP Capital Markets America Inc.	3.633%	4/6/2030	350	338
	BP Capital Markets America Inc.	2.721%	1/12/2032	200	180
	BP Capital Markets America Inc.	4.812%	2/13/2033	400	397
	BP Capital Markets America Inc.	4.893%	9/11/2033	535	533
	BP Capital Markets America Inc.	4.989%	4/10/2034	200	200
	BP Capital Markets America Inc.	5.227%	11/17/2034	350	355
	BP Capital Markets America Inc.	3.060%	6/17/2041	230	173
	BP Capital Markets America Inc.	3.000%	2/24/2050	450	292
	BP Capital Markets America Inc.	2.772%	11/10/2050	250	154
	BP Capital Markets America Inc.	2.939%	6/4/2051	500	316
	BP Capital Markets America Inc.	3.001%	3/17/2052	200	127
	BP Capital Markets America Inc.	3.379%	2/8/2061	1,175	757
	BP Capital Markets plc	3.279%	9/19/2027	200	198
	Canadian Natural Resources Ltd.	5.000%	12/15/2029	50	50
	Canadian Natural Resources Ltd.	2.950%	7/15/2030	100	93
	Canadian Natural Resources Ltd.	7.200%	1/15/2032	100	111
	Canadian Natural Resources Ltd.	6.450%	6/30/2033	125	135
	Canadian Natural Resources Ltd.	5.400%	12/15/2034	50	50
	Canadian Natural Resources Ltd.	5.850%	2/1/2035	100	104
	Canadian Natural Resources Ltd.	6.250%	3/15/2038	300	317
	Canadian Natural Resources Ltd.	4.950%	6/1/2047	140	124
	Cenovus Energy Inc.	4.650%	3/20/2031	100	99
	Cenovus Energy Inc.	2.650%	1/15/2032	100	89
	Cenovus Energy Inc.	5.400%	3/20/2036	150	149
	Cenovus Energy Inc.	5.250%	6/15/2037	38	37
	Cenovus Energy Inc.	6.750%	11/15/2039	39	43
	Cenovus Energy Inc.	5.400%	6/15/2047	119	110
	Cenovus Energy Inc.	3.750%	2/15/2052	150	107
	Cheniere Corpus Christi Holdings LLC	3.700%	11/15/2029	285	275
	Cheniere Corpus Christi Holdings LLC	2.742%	12/31/2039	100	85
	Cheniere Energy Inc.	4.625%	10/15/2028	252	251
	Cheniere Energy Inc.	5.650%	4/15/2034	265	272
[5]	Cheniere Energy Inc.	5.200%	7/30/2036	143	141
[5]	Cheniere Energy Inc.	6.000%	7/30/2056	175	175
	Cheniere Energy Partners LP	4.500%	10/1/2029	275	273
	Cheniere Energy Partners LP	4.000%	3/1/2031	791	762
	Cheniere Energy Partners LP	3.250%	1/31/2032	350	321
	Cheniere Energy Partners LP	5.950%	6/30/2033	47	49
	Cheniere Energy Partners LP	5.750%	8/15/2034	100	103
	Cheniere Energy Partners LP	5.550%	10/30/2035	600	609
[5]	Cheniere Energy Partners LP	5.350%	11/30/2036	175	174
[5]	Cheniere Energy Partners LP	6.050%	11/30/2056	100	101
	Chevron Corp.	2.236%	5/11/2030	500	460
	Chevron USA Inc.	1.018%	8/12/2027	500	483
	Chevron USA Inc.	3.950%	8/13/2027	317	316
	Chevron USA Inc.	4.475%	2/26/2028	200	201
	Chevron USA Inc.	4.050%	8/13/2028	532	529
	Chevron USA Inc.	4.687%	4/15/2030	150	151
	Chevron USA Inc.	4.300%	10/15/2030	170	169
	Chevron USA Inc.	4.819%	4/15/2032	150	151
	Chevron USA Inc.	4.500%	10/15/2032	443	441
	Chevron USA Inc.	4.980%	4/15/2035	117	118
	Chevron USA Inc.	4.850%	10/15/2035	400	399
	Chevron USA Inc.	2.343%	8/12/2050	200	115
	CNOOC Finance 2013 Ltd.	4.250%	5/9/2043	200	182
	CNOOC Finance 2013 Ltd.	3.300%	9/30/2049	200	152
	CNOOC Finance 2015 USA LLC	4.375%	5/2/2028	200	200
	CNOOC Petroleum North America ULC	5.875%	3/10/2035	200	218
	CNOOC Petroleum North America ULC	6.400%	5/15/2037	225	258

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Columbia Pipeline Group Inc.	5.800%	6/1/2045	100	99
	ConocoPhillips Co.	4.700%	1/15/2030	225	226
	ConocoPhillips Co.	4.850%	1/15/2032	200	201
	ConocoPhillips Co.	5.050%	9/15/2033	200	203
	ConocoPhillips Co.	5.000%	1/15/2035	225	225
	ConocoPhillips Co.	3.758%	3/15/2042	88	71
	ConocoPhillips Co.	4.300%	11/15/2044	275	230
	ConocoPhillips Co.	3.800%	3/15/2052	190	139
	ConocoPhillips Co.	5.300%	5/15/2053	478	445
	ConocoPhillips Co.	5.550%	3/15/2054	175	169
	ConocoPhillips Co.	5.500%	1/15/2055	325	311
	ConocoPhillips Co.	4.025%	3/15/2062	200	146
	ConocoPhillips Co.	5.700%	9/15/2063	125	122
	ConocoPhillips Co.	5.650%	1/15/2065	200	193
	Continental Resources Inc.	4.375%	1/15/2028	200	199
	Continental Resources Inc.	4.900%	6/1/2044	125	102
	DCP Midstream Operating LP	5.625%	7/15/2027	75	76
	DCP Midstream Operating LP	3.250%	2/15/2032	181	165
	DCP Midstream Operating LP	5.600%	4/1/2044	40	39
	Devon Energy Corp.	5.250%	10/15/2027	100	100
	Devon Energy Corp.	5.875%	6/15/2028	130	130
	Devon Energy Corp.	4.500%	1/15/2030	130	129
	Devon Energy Corp.	7.875%	9/30/2031	160	182
	Devon Energy Corp.	7.950%	4/15/2032	163	187
[5]	Devon Energy Corp.	5.600%	3/15/2034	105	108
[5]	Devon Energy Corp.	5.400%	2/15/2035	310	312
	Devon Energy Corp.	4.750%	5/15/2042	130	116
	Devon Energy Corp.	5.000%	6/15/2045	150	134
[5]	Devon Energy Corp.	5.900%	2/15/2055	50	49
	Diamondback Energy Inc.	3.500%	12/1/2029	200	193
	Diamondback Energy Inc.	5.150%	1/30/2030	150	152
	Diamondback Energy Inc.	6.250%	3/15/2033	190	202
	Diamondback Energy Inc.	5.400%	4/18/2034	230	233
	Diamondback Energy Inc.	5.550%	4/1/2035	180	184
	Diamondback Energy Inc.	6.250%	3/15/2053	200	207
	Diamondback Energy Inc.	5.750%	4/18/2054	265	258
	Diamondback Energy Inc.	5.900%	4/18/2064	175	172
	Eastern Energy Gas Holdings LLC	5.800%	1/15/2035	100	103
	Eastern Energy Gas Holdings LLC	5.650%	10/15/2054	100	96
	Eastern Energy Gas Holdings LLC	6.200%	1/15/2055	100	103
	Eastern Gas Transmission & Storage Inc.	3.000%	11/15/2029	100	95
	Eastern Gas Transmission & Storage Inc.	4.600%	12/15/2044	125	107
	Enbridge Energy Partners LP	7.500%	4/15/2038	150	174
	Enbridge Energy Partners LP	5.500%	9/15/2040	125	123
	Enbridge Inc.	3.700%	7/15/2027	150	149
	Enbridge Inc.	4.600%	6/20/2028	75	75
	Enbridge Inc.	6.000%	11/15/2028	125	129
	Enbridge Inc.	4.200%	11/20/2028	150	149
	Enbridge Inc.	5.300%	4/5/2029	200	203
	Enbridge Inc.	3.125%	11/15/2029	200	190
	Enbridge Inc.	4.900%	6/20/2030	100	100
	Enbridge Inc.	6.200%	11/15/2030	525	552
	Enbridge Inc.	4.500%	2/15/2031	189	186
	Enbridge Inc.	5.700%	3/8/2033	400	413
	Enbridge Inc.	2.500%	8/1/2033	200	170
	Enbridge Inc.	5.625%	4/5/2034	100	103
	Enbridge Inc.	5.550%	6/20/2035	65	66
	Enbridge Inc.	5.200%	11/20/2035	112	111
	Enbridge Inc.	5.450%	3/27/2036	1,050	1,061
	Enbridge Inc.	4.500%	6/10/2044	100	86
	Enbridge Inc.	5.500%	12/1/2046	135	129
	Enbridge Inc.	3.400%	8/1/2051	200	136
	Enbridge Inc.	6.700%	11/15/2053	165	181
	Enbridge Inc.	5.950%	4/5/2054	250	251
	Enbridge Inc.	7.200%	6/27/2054	120	127
	Enbridge Inc.	7.375%	3/15/2055	50	53
	Energy Transfer LP	5.550%	2/15/2028	950	963
	Energy Transfer LP	4.950%	5/15/2028	200	201
	Energy Transfer LP	5.250%	4/15/2029	425	431
	Energy Transfer LP	5.250%	7/1/2029	73	74

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Energy Transfer LP	5.200%	4/1/2030	32	32
Energy Transfer LP	3.750%	5/15/2030	250	241
Energy Transfer LP	4.550%	1/15/2031	265	262
Energy Transfer LP	5.750%	2/15/2033	200	207
Energy Transfer LP	6.550%	12/1/2033	600	649
Energy Transfer LP	5.550%	5/15/2034	150	152
Energy Transfer LP	5.600%	9/1/2034	207	211
Energy Transfer LP	5.700%	4/1/2035	101	104
Energy Transfer LP	5.350%	1/15/2036	177	176
Energy Transfer LP	6.625%	10/15/2036	225	243
Energy Transfer LP	5.800%	6/15/2038	150	153
Energy Transfer LP	6.050%	6/1/2041	100	101
Energy Transfer LP	6.500%	2/1/2042	275	291
Energy Transfer LP	4.950%	1/15/2043	175	155
Energy Transfer LP	5.300%	4/1/2044	300	274
Energy Transfer LP	5.000%	5/15/2044	100	88
Energy Transfer LP	5.150%	3/15/2045	175	156
Energy Transfer LP	5.350%	5/15/2045	45	41
Energy Transfer LP	6.125%	12/15/2045	200	199
Energy Transfer LP	5.300%	4/15/2047	200	179
Energy Transfer LP	5.400%	10/1/2047	275	249
Energy Transfer LP	6.250%	4/15/2049	320	319
Energy Transfer LP	5.000%	5/15/2050	555	470
Energy Transfer LP	5.950%	5/15/2054	640	613
Energy Transfer LP	6.050%	9/1/2054	191	186
Energy Transfer LP	6.200%	4/1/2055	150	148
Energy Transfer LP	6.300%	1/15/2056	200	201
Enterprise Products Operating LLC	4.300%	6/20/2028	325	324
Enterprise Products Operating LLC	3.125%	7/31/2029	200	192
Enterprise Products Operating LLC	2.800%	1/31/2030	300	282
Enterprise Products Operating LLC	4.600%	1/15/2031	450	449
Enterprise Products Operating LLC	6.875%	3/1/2033	175	194
Enterprise Products Operating LLC	4.850%	1/31/2034	75	74
Enterprise Products Operating LLC	4.950%	2/15/2035	150	149
Enterprise Products Operating LLC	5.200%	1/15/2036	350	351
Enterprise Products Operating LLC	7.550%	4/15/2038	150	177
Enterprise Products Operating LLC	6.125%	10/15/2039	300	320
Enterprise Products Operating LLC	5.950%	2/1/2041	175	182
Enterprise Products Operating LLC	4.450%	2/15/2043	300	262
Enterprise Products Operating LLC	4.850%	3/15/2044	335	306
Enterprise Products Operating LLC	5.100%	2/15/2045	100	93
Enterprise Products Operating LLC	4.900%	5/15/2046	425	383
Enterprise Products Operating LLC	4.250%	2/15/2048	100	82
Enterprise Products Operating LLC	4.800%	2/1/2049	100	88
Enterprise Products Operating LLC	4.200%	1/31/2050	350	282
Enterprise Products Operating LLC	3.200%	2/15/2052	300	198
Enterprise Products Operating LLC	3.300%	2/15/2053	200	134
Enterprise Products Operating LLC	5.550%	2/16/2055	775	751
Enterprise Products Operating LLC	3.950%	1/31/2060	200	146
Enterprise Products Operating LLC	5.250%	8/16/2077	100	100
Enterprise Products Operating LLC	5.375%	2/15/2078	200	199
EOG Resources Inc.	4.400%	7/15/2028	100	100
EOG Resources Inc.	4.375%	4/15/2030	200	198
EOG Resources Inc.	4.400%	1/15/2031	100	99
EOG Resources Inc.	5.000%	7/15/2032	337	339
EOG Resources Inc.	5.350%	1/15/2036	275	278
EOG Resources Inc.	4.950%	4/15/2050	200	179
EOG Resources Inc.	5.650%	12/1/2054	125	122
EOG Resources Inc.	5.950%	7/15/2055	175	178
EQT Corp.	3.900%	10/1/2027	59	58
EQT Corp.	5.700%	4/1/2028	200	203
EQT Corp.	5.000%	1/15/2029	200	201
EQT Corp.	7.000%	2/1/2030	200	213
EQT Corp.	5.750%	2/1/2034	300	307
Equinor ASA	7.250%	9/23/2027	250	259
Equinor ASA	4.250%	6/2/2028	103	103
Equinor ASA	3.625%	9/10/2028	175	173
Equinor ASA	2.375%	5/22/2030	400	368
Equinor ASA	4.500%	9/3/2030	77	77
Equinor ASA	4.750%	11/14/2035	185	180

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Equinor ASA	5.100%	8/17/2040	125	122
Equinor ASA	4.250%	11/23/2041	175	153
Equinor ASA	3.950%	5/15/2043	125	103
Equinor ASA	4.800%	11/8/2043	175	161
Equinor ASA	3.250%	11/18/2049	225	156
Equinor ASA	3.700%	4/6/2050	405	304
Expand Energy Corp.	5.375%	3/15/2030	300	301
Expand Energy Corp.	4.750%	2/1/2032	200	195
Expand Energy Corp.	5.700%	1/15/2035	75	76
Exxon Mobil Corp.	2.440%	8/16/2029	250	236
Exxon Mobil Corp.	2.610%	10/15/2030	650	603
Exxon Mobil Corp.	2.995%	8/16/2039	100	79
Exxon Mobil Corp.	4.227%	3/19/2040	400	360
Exxon Mobil Corp.	3.567%	3/6/2045	235	181
Exxon Mobil Corp.	4.114%	3/1/2046	200	165
Exxon Mobil Corp.	4.327%	3/19/2050	805	672
Exxon Mobil Corp.	3.452%	4/15/2051	500	356
Halliburton Co.	2.920%	3/1/2030	200	188
Halliburton Co.	6.700%	9/15/2038	345	380
Halliburton Co.	7.450%	9/15/2039	500	585
Halliburton Co.	5.000%	11/15/2045	200	179
Helmerich & Payne Inc.	4.650%	12/1/2027	250	250
Helmerich & Payne Inc.	4.850%	12/1/2029	200	200
Helmerich & Payne Inc.	2.900%	9/29/2031	100	90
Helmerich & Payne Inc.	5.500%	12/1/2034	50	49
Hess Corp.	7.300%	8/15/2031	180	200
Hess Corp.	7.125%	3/15/2033	100	112
Hess Corp.	6.000%	1/15/2040	75	79
Hess Corp.	5.600%	2/15/2041	1,650	1,671
HF Sinclair Corp.	5.750%	1/15/2031	200	204
HF Sinclair Corp.	5.500%	9/1/2032	102	103
HF Sinclair Corp.	6.250%	1/15/2035	175	181
Kinder Morgan Energy Partners LP	7.750%	3/15/2032	715	813
Kinder Morgan Energy Partners LP	5.800%	3/15/2035	50	52
Kinder Morgan Energy Partners LP	6.500%	2/1/2037	250	270
Kinder Morgan Energy Partners LP	6.950%	1/15/2038	50	56
Kinder Morgan Energy Partners LP	6.500%	9/1/2039	200	214
Kinder Morgan Energy Partners LP	6.550%	9/15/2040	200	215
Kinder Morgan Energy Partners LP	5.625%	9/1/2041	50	49
Kinder Morgan Energy Partners LP	4.700%	11/1/2042	150	132
Kinder Morgan Energy Partners LP	5.000%	3/1/2043	75	68
Kinder Morgan Inc.	4.300%	3/1/2028	200	199
Kinder Morgan Inc.	5.150%	6/1/2030	50	51
Kinder Morgan Inc.	7.800%	8/1/2031	140	159
Kinder Morgan Inc.	7.750%	1/15/2032	265	301
Kinder Morgan Inc.	5.300%	12/1/2034	175	176
Kinder Morgan Inc.	5.850%	6/1/2035	900	940
Kinder Morgan Inc.	5.550%	6/1/2045	425	408
Kinder Morgan Inc.	5.050%	2/15/2046	175	157
Kinder Morgan Inc.	3.600%	2/15/2051	200	141
Kinder Morgan Inc.	5.450%	8/1/2052	130	121
Kinder Morgan Inc.	5.950%	8/1/2054	280	281
Marathon Petroleum Corp.	5.150%	3/1/2030	120	122
Marathon Petroleum Corp.	5.700%	3/1/2035	295	303
Marathon Petroleum Corp.	6.500%	3/1/2041	300	322
Marathon Petroleum Corp.	4.500%	4/1/2048	260	210
Marathon Petroleum Corp.	5.000%	9/15/2054	100	86
MPLX LP	4.250%	12/1/2027	275	274
MPLX LP	4.000%	3/15/2028	400	396
MPLX LP	2.650%	8/15/2030	155	143
MPLX LP	4.950%	9/1/2032	149	148
MPLX LP	5.000%	3/1/2033	200	199
MPLX LP	5.500%	6/1/2034	250	253
MPLX LP	5.400%	4/1/2035	112	112
MPLX LP	5.400%	9/15/2035	350	349
MPLX LP	5.300%	4/1/2036	350	345
MPLX LP	4.500%	4/15/2038	400	362
MPLX LP	4.700%	4/15/2048	400	332
MPLX LP	4.950%	3/14/2052	260	220
MPLX LP	5.650%	3/1/2053	200	186

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
MPLX LP	5.950%	4/1/2055	111	108
MPLX LP	6.200%	9/15/2055	200	201
MPLX LP	6.100%	4/1/2056	150	148
NOV Inc.	3.600%	12/1/2029	200	192
NOV Inc.	3.950%	12/1/2042	125	98
Occidental Petroleum Corp.	8.875%	7/15/2030	176	198
Occidental Petroleum Corp.	6.625%	9/1/2030	111	117
Occidental Petroleum Corp.	7.500%	5/1/2031	153	169
Occidental Petroleum Corp.	7.875%	9/15/2031	85	96
Occidental Petroleum Corp.	5.375%	1/1/2032	280	286
Occidental Petroleum Corp.	5.550%	10/1/2034	210	215
Occidental Petroleum Corp.	6.450%	9/15/2036	301	323
Occidental Petroleum Corp.	7.950%	6/15/2039	43	51
Occidental Petroleum Corp.	6.200%	3/15/2040	128	133
Occidental Petroleum Corp.	6.600%	3/15/2046	196	208
Occidental Petroleum Corp.	4.400%	4/15/2046	75	63
Occidental Petroleum Corp.	4.200%	3/15/2048	55	44
Occidental Petroleum Corp.	6.050%	10/1/2054	175	177
ONEOK Inc.	4.250%	9/24/2027	400	399
ONEOK Inc.	4.550%	7/15/2028	200	200
ONEOK Inc.	5.650%	11/1/2028	100	102
ONEOK Inc.	4.350%	3/15/2029	100	99
ONEOK Inc.	5.375%	6/1/2029	90	91
ONEOK Inc.	3.400%	9/1/2029	245	235
ONEOK Inc.	3.100%	3/15/2030	200	188
ONEOK Inc.	3.250%	6/1/2030	200	189
ONEOK Inc.	4.750%	10/15/2031	125	124
ONEOK Inc.	4.950%	10/15/2032	158	157
ONEOK Inc.	6.050%	9/1/2033	350	366
ONEOK Inc.	5.050%	11/1/2034	325	318
ONEOK Inc.	5.400%	10/15/2035	325	324
ONEOK Inc.	5.150%	10/15/2043	125	113
ONEOK Inc.	5.600%	4/1/2044	60	57
ONEOK Inc.	5.050%	4/1/2045	80	71
ONEOK Inc.	4.250%	9/15/2046	200	156
ONEOK Inc.	4.950%	7/13/2047	110	95
ONEOK Inc.	4.200%	10/3/2047	150	115
ONEOK Inc.	5.200%	7/15/2048	40	35
ONEOK Inc.	4.850%	2/1/2049	100	84
ONEOK Inc.	4.450%	9/1/2049	150	120
ONEOK Inc.	7.150%	1/15/2051	120	133
ONEOK Inc.	6.625%	9/1/2053	250	262
ONEOK Inc.	5.700%	11/1/2054	285	264
ONEOK Inc.	6.250%	10/15/2055	425	426
ONEOK Inc.	5.850%	11/1/2064	140	131
ONEOK Partners LP	6.125%	2/1/2041	150	154
Ovintiv Inc.	7.375%	11/1/2031	50	55
Ovintiv Inc.	6.250%	7/15/2033	100	105
Ovintiv Inc.	6.500%	8/15/2034	150	160
Ovintiv Inc.	6.625%	8/15/2037	100	107
Ovintiv Inc.	6.500%	2/1/2038	100	105
Ovintiv Inc.	7.100%	7/15/2053	75	83
Patterson-UTI Energy Inc.	5.150%	11/15/2029	50	50
Patterson-UTI Energy Inc.	7.150%	10/1/2033	100	107
Patterson-UTI Energy Inc.	6.050%	5/15/2036	52	52
Phillips 66	3.900%	3/15/2028	150	148
Phillips 66	2.150%	12/15/2030	100	90
Phillips 66	4.650%	11/15/2034	300	291
Phillips 66	5.875%	5/1/2042	620	628
Phillips 66	4.875%	11/15/2044	440	392
Phillips 66 Co.	4.950%	12/1/2027	200	201
Phillips 66 Co.	3.150%	12/15/2029	100	95
Phillips 66 Co.	5.250%	6/15/2031	200	204
Phillips 66 Co.	4.950%	3/15/2035	105	103
Phillips 66 Co.	4.680%	2/15/2045	245	210
Phillips 66 Co.	5.875%	3/15/2056	225	223
Phillips 66 Co.	6.200%	3/15/2056	134	134
Pioneer Natural Resources Co.	1.900%	8/15/2030	300	269
Pioneer Natural Resources Co.	2.150%	1/15/2031	200	179
Plains All American Pipeline LP	5.950%	6/15/2035	175	180

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Plains All American Pipeline LP / PAA Finance Corp.	3.550%	12/15/2029	275	265
	Plains All American Pipeline LP / PAA Finance Corp.	3.800%	9/15/2030	200	192
	Plains All American Pipeline LP / PAA Finance Corp.	4.700%	1/15/2031	161	160
	Plains All American Pipeline LP / PAA Finance Corp.	5.700%	9/15/2034	85	87
	Plains All American Pipeline LP / PAA Finance Corp.	5.600%	1/15/2036	185	186
	Plains All American Pipeline LP / PAA Finance Corp.	6.650%	1/15/2037	100	108
	Plains All American Pipeline LP / PAA Finance Corp.	5.150%	6/1/2042	110	101
	Plains All American Pipeline LP / PAA Finance Corp.	4.700%	6/15/2044	200	173
	Plains All American Pipeline LP / PAA Finance Corp.	4.900%	2/15/2045	50	44
	Sabine Pass Liquefaction LLC	4.200%	3/15/2028	300	298
	Sabine Pass Liquefaction LLC	4.500%	5/15/2030	550	545
	Sabine Pass Liquefaction LLC	5.900%	9/15/2037	142	148
	Schlumberger Investment SA	4.550%	5/7/2031	137	136
	Schlumberger Investment SA	4.800%	5/7/2033	95	94
	Schlumberger Investment SA	5.150%	5/7/2036	225	224
[5]	Shell Finance US Inc.	3.875%	11/13/2028	68	67
	Shell Finance US Inc.	2.375%	11/7/2029	582	545
	Shell Finance US Inc.	2.750%	4/6/2030	50	47
	Shell Finance US Inc.	4.125%	11/6/2030	154	151
	Shell Finance US Inc.	4.125%	5/11/2035	300	283
	Shell Finance US Inc.	4.750%	1/6/2036	175	171
[5]	Shell Finance US Inc.	6.375%	12/15/2038	475	519
[5]	Shell Finance US Inc.	5.500%	3/25/2040	175	177
	Shell Finance US Inc.	4.550%	8/12/2043	300	264
	Shell Finance US Inc.	4.375%	5/11/2045	430	366
	Shell Finance US Inc.	4.000%	5/10/2046	640	511
[5]	Shell Finance US Inc.	3.125%	11/7/2049	200	135
[5]	Shell Finance US Inc.	3.000%	11/26/2051	200	130
	Shell International Finance BV	2.875%	11/26/2041	200	146
	South Bow USA Infrastructure Holdings LLC	4.911%	9/1/2027	100	100
	South Bow USA Infrastructure Holdings LLC	5.026%	10/1/2029	150	150
	South Bow USA Infrastructure Holdings LLC	5.584%	10/1/2034	215	214
	South Bow USA Infrastructure Holdings LLC	6.176%	10/1/2054	125	120
	Spectra Energy Partners LP	4.500%	3/15/2045	325	275
	Suncor Energy Inc.	5.950%	12/1/2034	125	130
	Suncor Energy Inc.	6.800%	5/15/2038	273	300
	Suncor Energy Inc.	4.000%	11/15/2047	100	77
	Suncor Energy Inc.	3.750%	3/4/2051	200	145
	Targa Resources Corp.	4.350%	1/15/2029	105	104
	Targa Resources Corp.	6.150%	3/1/2029	175	181
	Targa Resources Corp.	4.900%	9/15/2030	125	125
	Targa Resources Corp.	4.200%	2/1/2033	200	190
	Targa Resources Corp.	6.125%	3/15/2033	284	299
	Targa Resources Corp.	5.500%	2/15/2035	255	258
	Targa Resources Corp.	5.550%	8/15/2035	171	173
	Targa Resources Corp.	5.650%	2/15/2036	55	56
	Targa Resources Corp.	5.400%	7/30/2036	420	418
	Targa Resources Corp.	4.950%	4/15/2052	75	64
	Targa Resources Corp.	6.250%	7/1/2052	90	91
	Targa Resources Corp.	6.500%	2/15/2053	200	209
	Targa Resources Corp.	6.125%	5/15/2055	171	171
	Targa Resources Partners LP / Targa Resources Partners Finance Corp.	5.000%	1/15/2028	100	100
	Targa Resources Partners LP / Targa Resources Partners Finance Corp.	5.500%	3/1/2030	200	202
	Targa Resources Partners LP / Targa Resources Partners Finance Corp.	4.875%	2/1/2031	200	200
	Targa Resources Partners LP / Targa Resources Partners Finance Corp.	4.000%	1/15/2032	200	190
	TotalEnergies Capital International SA	2.829%	1/10/2030	490	463
	TotalEnergies Capital International SA	2.986%	6/29/2041	140	105
	TotalEnergies Capital International SA	3.461%	7/12/2049	150	107
	TotalEnergies Capital International SA	3.127%	5/29/2050	440	293
	TotalEnergies Capital International SA	3.386%	6/29/2060	130	85
	TotalEnergies Capital SA	5.150%	4/5/2034	225	228
	TotalEnergies Capital SA	4.724%	9/10/2034	411	406
	TotalEnergies Capital SA	5.488%	4/5/2054	300	290
	TotalEnergies Capital SA	5.275%	9/10/2054	100	94
	TotalEnergies Capital SA	5.638%	4/5/2064	225	218
	TotalEnergies Capital SA	5.425%	9/10/2064	225	212
	TotalEnergies Capital USA LLC	4.248%	1/13/2031	259	255
	TotalEnergies Capital USA LLC	4.569%	1/13/2033	203	199
	TotalEnergies Capital USA LLC	4.857%	1/13/2036	289	283
	TransCanada PipeLines Ltd.	4.250%	5/15/2028	250	249

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
TransCanada PipeLines Ltd.	4.100%	4/15/2030	400	391
TransCanada PipeLines Ltd.	4.625%	3/1/2034	735	710
TransCanada PipeLines Ltd.	5.600%	3/31/2034	150	153
TransCanada PipeLines Ltd.	5.850%	3/15/2036	300	312
TransCanada PipeLines Ltd.	6.200%	10/15/2037	175	186
TransCanada PipeLines Ltd.	6.100%	6/1/2040	200	209
TransCanada PipeLines Ltd.	6.125%	10/17/2056	71	72
TransCanada PipeLines Ltd.	6.375%	10/17/2056	77	78
TransCanada PipeLines Ltd.	7.000%	6/1/2065	300	311
Transcontinental Gas Pipe Line Co. LLC	4.000%	3/15/2028	100	99
Transcontinental Gas Pipe Line Co. LLC	3.250%	5/15/2030	200	190
Transcontinental Gas Pipe Line Co. LLC	5.100%	3/15/2036	428	424
Transcontinental Gas Pipe Line Co. LLC	4.600%	3/15/2048	100	85
Transcontinental Gas Pipe Line Co. LLC	3.950%	5/15/2050	100	77
Transcontinental Gas Pipe Line Co. LLC	5.750%	3/15/2056	97	96
Valero Energy Corp.	5.150%	3/10/2036	150	148
Valero Energy Corp.	6.625%	6/15/2037	300	330
Valero Energy Corp.	3.650%	12/1/2051	100	70
Valero Energy Partners LP	4.500%	3/15/2028	75	75
Viper Energy Partners LLC	4.900%	8/1/2030	50	50
Viper Energy Partners LLC	5.700%	8/1/2035	115	117
Western Midstream Operating LP	4.750%	8/15/2028	54	54
Western Midstream Operating LP	6.350%	1/15/2029	100	103
Western Midstream Operating LP	4.800%	3/1/2031	100	99
Western Midstream Operating LP	5.500%	12/15/2035	411	407
Western Midstream Operating LP	5.700%	7/1/2036	77	77
Western Midstream Operating LP	5.450%	4/1/2044	105	96
Western Midstream Operating LP	5.300%	3/1/2048	200	174
Western Midstream Operating LP	5.250%	2/1/2050	200	174
Williams Cos. Inc.	5.300%	8/15/2028	138	140
Williams Cos. Inc.	4.900%	3/15/2029	200	201
Williams Cos. Inc.	4.800%	11/15/2029	100	100
Williams Cos. Inc.	4.625%	6/30/2030	125	124
Williams Cos. Inc.	3.500%	11/15/2030	200	190
Williams Cos. Inc.	2.600%	3/15/2031	200	181
Williams Cos. Inc.	4.650%	8/15/2032	200	197
Williams Cos. Inc.	5.650%	3/15/2033	305	314
Williams Cos. Inc.	5.150%	3/15/2034	225	225
Williams Cos. Inc.	5.600%	3/15/2035	200	204
Williams Cos. Inc.	5.300%	9/30/2035	200	200
Williams Cos. Inc.	5.150%	3/15/2036	208	205
Williams Cos. Inc.	5.400%	3/4/2044	315	299
Williams Cos. Inc.	5.750%	6/24/2044	100	99
Williams Cos. Inc.	5.100%	9/15/2045	200	182
Williams Cos. Inc.	4.850%	3/1/2048	150	130
Williams Cos. Inc.	3.500%	10/15/2051	100	69
Williams Cos. Inc.	5.300%	8/15/2052	130	118
Williams Cos. Inc.	5.800%	11/15/2054	175	170
Williams Cos. Inc.	6.000%	3/15/2055	100	100
Woodside Finance Ltd.	4.900%	5/19/2028	240	241
Woodside Finance Ltd.	5.400%	5/19/2030	263	267
Woodside Finance Ltd.	5.700%	5/19/2032	225	231
Woodside Finance Ltd.	5.100%	9/12/2034	70	69
Woodside Finance Ltd.	6.000%	5/19/2035	355	369
Woodside Finance Ltd.	5.700%	9/12/2054	130	125
				100,804
Financials (7.3%)
ACE Capital Trust II	9.700%	4/1/2030	50	58
AEGON Funding Co. LLC	5.625%	5/7/2036	200	199
Aegon Ltd.	5.500%	4/11/2048	200	201
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.650%	7/21/2027	300	298
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.625%	10/15/2027	500	500
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.875%	1/23/2028	300	296
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	5.750%	6/6/2028	200	204
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.000%	10/29/2028	825	795
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.125%	2/28/2029	150	148
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	6.150%	9/30/2030	200	209
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.375%	11/15/2030	150	147
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.300%	1/30/2032	500	458

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.750%	1/15/2033	150	147
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.400%	10/29/2033	500	445
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	5.300%	1/19/2034	250	250
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.950%	9/10/2034	300	293
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	5.000%	11/15/2035	38	37
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.850%	10/29/2041	300	242
	Affiliated Managers Group Inc.	3.300%	6/15/2030	300	284
	Affiliated Managers Group Inc.	5.500%	2/15/2036	174	172
	Aflac Inc.	4.750%	1/15/2049	235	206
	Alleghany Corp.	3.625%	5/15/2030	100	97
	Alleghany Corp.	4.900%	9/15/2044	100	90
	Alleghany Corp.	3.250%	8/15/2051	250	166
	Allstate Corp.	5.050%	6/24/2029	100	101
	Allstate Corp.	1.450%	12/15/2030	100	87
	Allstate Corp.	5.250%	3/30/2033	200	203
	Allstate Corp.	5.550%	5/9/2035	100	103
	Allstate Corp.	4.500%	6/15/2043	625	543
	Allstate Corp.	4.200%	12/15/2046	440	357
	Allstate Corp.	3.850%	8/10/2049	100	76
	Allstate Corp.	6.500%	5/15/2067	100	102
	Ally Financial Inc.	2.200%	11/2/2028	450	425
	Ally Financial Inc.	5.737%	5/15/2029	50	51
	Ally Financial Inc.	6.992%	6/13/2029	200	207
	Ally Financial Inc.	8.000%	11/1/2031	400	445
	American Express Co.	5.043%	7/26/2028	250	251
	American Express Co.	4.731%	4/25/2029	225	226
	American Express Co.	4.351%	7/20/2029	200	199
	American Express Co.	5.282%	7/27/2029	200	203
	American Express Co.	4.444%	5/3/2030	168	167
	American Express Co.	5.085%	1/30/2031	150	152
	American Express Co.	5.016%	4/25/2031	275	278
	American Express Co.	6.489%	10/30/2031	200	213
	American Express Co.	4.989%	5/26/2033	150	149
	American Express Co.	4.918%	7/20/2033	1,100	1,100
	American Express Co.	5.043%	5/1/2034	192	192
	American Express Co.	5.915%	4/25/2035	90	93
	American Express Co.	5.284%	7/26/2035	250	253
	American Express Co.	5.442%	1/30/2036	170	173
	American Express Co.	5.667%	4/25/2036	900	932
	American Express Co.	4.804%	10/24/2036	400	388
	American Financial Group Inc.	5.250%	4/2/2030	114	115
	American Financial Group Inc.	5.000%	9/23/2035	107	103
	American Financial Group Inc.	4.500%	6/15/2047	110	91
	American International Group Inc.	3.400%	6/30/2030	120	114
	American International Group Inc.	3.875%	1/15/2035	100	92
	American International Group Inc.	4.500%	7/16/2044	100	87
	American International Group Inc.	4.750%	4/1/2048	200	176
	American National Group Inc.	5.750%	10/1/2029	100	101
	American National Group Inc.	6.000%	7/15/2035	200	199
	Ameriprise Financial Inc.	4.800%	6/15/2031	39	39
	Ameriprise Financial Inc.	5.150%	5/15/2033	200	202
	Ameriprise Financial Inc.	5.200%	4/15/2035	200	199
	Aon Corp.	4.500%	12/15/2028	100	100
	Aon Corp.	3.750%	5/2/2029	290	283
	Aon Corp.	2.800%	5/15/2030	405	377
	Aon Corp.	6.250%	9/30/2040	100	108
	Aon Corp. / Aon Global Holdings plc	5.350%	2/28/2033	225	229
	Aon Global Ltd.	4.600%	6/14/2044	175	152
	Aon Global Ltd.	4.750%	5/15/2045	100	88
	Aon North America Inc.	5.300%	3/1/2031	200	204
	Aon North America Inc.	5.450%	3/1/2034	500	510
	Aon North America Inc.	5.750%	3/1/2054	675	663
[5]	Apollo Debt Solutions BDC	5.200%	12/8/2028	75	74
	Apollo Debt Solutions BDC	6.900%	4/13/2029	250	257
	Apollo Debt Solutions BDC	5.875%	8/30/2030	100	99
[5]	Apollo Debt Solutions BDC	5.700%	1/23/2031	200	196
	Apollo Debt Solutions BDC	6.700%	7/29/2031	175	178
[5]	Apollo Debt Solutions BDC	6.550%	3/15/2032	175	176
	Apollo Debt Solutions BDC	6.550%	3/15/2032	100	101
	Apollo Global Management Inc.	6.375%	11/15/2033	75	80

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Apollo Global Management Inc.	5.150%	8/12/2035	143	139
Apollo Global Management Inc.	5.700%	3/30/2036	199	200
Apollo Global Management Inc.	5.800%	5/21/2054	100	95
Apollo Global Management Inc.	6.000%	12/15/2054	90	87
Arch Capital Group Ltd.	7.350%	5/1/2034	50	57
Arch Capital Group Ltd.	5.250%	6/15/2036	55	55
Arch Capital Group Ltd.	3.635%	6/30/2050	200	146
Arch Capital Group Ltd.	5.950%	6/15/2056	98	99
Ares Capital Corp.	5.875%	3/1/2029	175	176
Ares Capital Corp.	5.950%	7/15/2029	200	202
Ares Capital Corp.	5.550%	1/15/2030	100	99
Ares Capital Corp.	5.500%	9/1/2030	225	222
Ares Capital Corp.	5.100%	1/15/2031	400	387
Ares Capital Corp.	5.250%	4/12/2031	133	129
Ares Capital Corp.	5.800%	3/8/2032	100	99
Ares Management Corp.	5.600%	10/11/2054	150	136
Ares Strategic Income Fund	5.700%	3/15/2028	180	180
Ares Strategic Income Fund	5.450%	9/9/2028	100	100
Ares Strategic Income Fund	4.850%	1/15/2029	250	246
Ares Strategic Income Fund	6.350%	8/15/2029	200	202
Ares Strategic Income Fund	5.600%	2/15/2030	130	128
Ares Strategic Income Fund	5.800%	9/9/2030	150	148
Ares Strategic Income Fund	5.150%	1/15/2031	250	239
Ares Strategic Income Fund	5.550%	4/15/2031	244	236
Ares Strategic Income Fund	6.200%	3/21/2032	200	198
Arthur J Gallagher & Co.	4.600%	12/15/2027	35	35
Arthur J Gallagher & Co.	4.850%	12/15/2029	25	25
Arthur J Gallagher & Co.	5.000%	2/15/2032	30	30
Arthur J Gallagher & Co.	5.500%	3/2/2033	200	205
Arthur J Gallagher & Co.	6.500%	2/15/2034	100	108
Arthur J Gallagher & Co.	5.150%	2/15/2035	300	298
Arthur J Gallagher & Co.	5.750%	3/2/2053	200	194
Arthur J Gallagher & Co.	5.750%	7/15/2054	100	97
Arthur J Gallagher & Co.	5.550%	2/15/2055	135	128
Associated Banc-Corp	6.455%	8/29/2030	50	51
Assurant Inc.	4.900%	3/27/2028	100	100
Assurant Inc.	5.550%	2/15/2036	100	100
Assured Guaranty US Holdings Inc.	6.125%	9/15/2028	600	617
Athene Holding Ltd.	4.125%	1/12/2028	200	198
Athene Holding Ltd.	6.150%	4/3/2030	210	218
Athene Holding Ltd.	3.500%	1/15/2031	500	469
Athene Holding Ltd.	5.875%	1/15/2034	375	379
Athene Holding Ltd.	3.950%	5/25/2051	5	3
Athene Holding Ltd.	3.450%	5/15/2052	600	375
Athene Holding Ltd.	6.250%	4/1/2054	300	276
Athene Holding Ltd.	6.625%	10/15/2054	100	96
Athene Holding Ltd.	6.875%	6/28/2055	150	144
Australia & New Zealand Banking Group Ltd.	4.900%	7/16/2027	250	252
Australia & New Zealand Banking Group Ltd.	4.615%	12/16/2029	350	352
AXIS Specialty Finance LLC	4.900%	1/15/2040	50	49
AXIS Specialty Finance plc	4.000%	12/6/2027	550	545
Bain Capital Specialty Finance Inc.	5.950%	3/15/2030	100	98
Bain Capital Specialty Finance Inc.	5.950%	3/1/2031	150	145
Banco Bilbao Vizcaya Argentaria SA	4.150%	3/3/2029	400	394
Banco Bilbao Vizcaya Argentaria SA	4.968%	5/8/2031	400	399
Banco Bilbao Vizcaya Argentaria SA	7.883%	11/15/2034	200	227
Banco Bilbao Vizcaya Argentaria SA	6.033%	3/13/2035	200	208
Banco Bilbao Vizcaya Argentaria SA	5.127%	3/3/2036	400	389
Banco Santander SA	5.294%	8/18/2027	200	202
Banco Santander SA	3.800%	2/23/2028	200	197
Banco Santander SA	4.379%	4/12/2028	200	199
Banco Santander SA	5.365%	7/15/2028	200	202
Banco Santander SA	6.607%	11/7/2028	200	209
Banco Santander SA	4.600%	4/15/2029	167	166
Banco Santander SA	5.538%	3/14/2030	200	204
Banco Santander SA	2.958%	3/25/2031	600	550
Banco Santander SA	4.867%	4/15/2031	161	160
Banco Santander SA	5.439%	7/15/2031	200	205
Banco Santander SA	6.921%	8/8/2033	400	435
Banco Santander SA	6.938%	11/7/2033	200	223

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Banco Santander SA	6.350%	3/14/2034	400	423
Banco Santander SA	6.033%	1/17/2035	200	210
Banco Santander SA	5.127%	11/6/2035	200	196
Banco Santander SA	5.437%	4/15/2036	256	256
Bank of America Corp.	3.248%	10/21/2027	750	741
Bank of America Corp.	4.183%	11/25/2027	560	558
Bank of America Corp.	3.593%	7/21/2028	800	792
Bank of America Corp.	6.204%	11/10/2028	350	357
Bank of America Corp.	3.419%	12/20/2028	1,334	1,312
Bank of America Corp.	3.970%	3/5/2029	225	223
Bank of America Corp.	5.202%	4/25/2029	450	454
Bank of America Corp.	2.087%	6/14/2029	1,500	1,428
Bank of America Corp.	4.271%	7/23/2029	575	570
Bank of America Corp.	3.974%	2/7/2030	150	147
Bank of America Corp.	4.477%	4/23/2030	750	745
Bank of America Corp.	2.884%	10/22/2030	300	283
Bank of America Corp.	5.162%	1/24/2031	1,932	1,958
Bank of America Corp.	2.496%	2/13/2031	750	693
Bank of America Corp.	2.592%	4/29/2031	2,000	1,846
Bank of America Corp.	4.456%	2/6/2032	278	273
Bank of America Corp.	2.687%	4/22/2032	500	453
Bank of America Corp.	4.695%	4/23/2032	750	744
Bank of America Corp.	2.299%	7/21/2032	5,000	4,416
Bank of America Corp.	2.572%	10/20/2032	1,500	1,335
Bank of America Corp.	2.972%	2/4/2033	925	835
Bank of America Corp.	5.015%	7/22/2033	500	501
Bank of America Corp.	5.288%	4/25/2034	1,450	1,470
Bank of America Corp.	5.872%	9/15/2034	300	314
Bank of America Corp.	5.468%	1/23/2035	700	714
Bank of America Corp.	5.425%	8/15/2035	180	181
Bank of America Corp.	5.518%	10/25/2035	425	427
Bank of America Corp.	5.511%	1/24/2036	300	306
Bank of America Corp.	2.482%	9/21/2036	400	349
Bank of America Corp.	6.110%	1/29/2037	335	353
Bank of America Corp.	5.045%	2/6/2037	850	837
Bank of America Corp.	5.489%	4/23/2037	1,396	1,393
Bank of America Corp.	4.244%	4/24/2038	300	274
Bank of America Corp.	7.750%	5/14/2038	240	287
Bank of America Corp.	4.078%	4/23/2040	550	482
Bank of America Corp.	2.676%	6/19/2041	1,000	725
Bank of America Corp.	5.875%	2/7/2042	300	311
Bank of America Corp.	3.311%	4/22/2042	400	310
Bank of America Corp.	4.875%	4/1/2044	300	279
Bank of America Corp.	4.750%	4/21/2045	100	89
Bank of America Corp.	4.443%	1/20/2048	100	85
Bank of America Corp.	4.330%	3/15/2050	250	206
Bank of America Corp.	4.083%	3/20/2051	1,500	1,188
Bank of America Corp.	2.831%	10/24/2051	500	313
Bank of America Corp.	2.972%	7/21/2052	400	259
Bank of America NA	6.000%	10/15/2036	250	264
Bank of Montreal	5.203%	2/1/2028	200	202
Bank of Montreal	5.717%	9/25/2028	200	205
Bank of Montreal	5.511%	6/4/2031	300	310
Bank of Montreal	4.439%	1/14/2032	500	491
Bank of Montreal	4.879%	6/2/2032	230	230
Bank of Montreal	3.803%	12/15/2032	500	492
Bank of Montreal	5.298%	6/2/2037	230	230
Bank of New York Mellon	4.729%	4/20/2029	250	251
Bank of New York Mellon Corp.	4.890%	7/21/2028	200	201
Bank of New York Mellon Corp.	5.802%	10/25/2028	200	203
Bank of New York Mellon Corp.	4.543%	2/1/2029	200	200
Bank of New York Mellon Corp.	3.300%	8/23/2029	100	96
Bank of New York Mellon Corp.	6.317%	10/25/2029	200	207
Bank of New York Mellon Corp.	4.026%	1/22/2030	169	167
Bank of New York Mellon Corp.	4.975%	3/14/2030	200	202
Bank of New York Mellon Corp.	4.942%	2/11/2031	600	605
Bank of New York Mellon Corp.	2.500%	1/26/2032	80	72
Bank of New York Mellon Corp.	5.060%	7/22/2032	140	142
Bank of New York Mellon Corp.	5.834%	10/25/2033	200	210
Bank of New York Mellon Corp.	4.706%	2/1/2034	200	197

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Bank of New York Mellon Corp.	4.967%	4/26/2034	1,200	1,199
Bank of New York Mellon Corp.	5.188%	3/14/2035	200	202
Bank of New York Mellon Corp.	5.316%	6/6/2036	100	101
Bank of Nova Scotia	5.250%	6/12/2028	200	203
Bank of Nova Scotia	5.450%	8/1/2029	125	128
Bank of Nova Scotia	4.247%	2/2/2030	94	93
Bank of Nova Scotia	5.130%	2/14/2031	202	204
Bank of Nova Scotia	4.740%	11/10/2032	200	198
Bank of Nova Scotia	5.650%	2/1/2034	200	207
Bank of Nova Scotia	4.813%	2/2/2034	83	82
Bank of Nova Scotia	4.588%	5/4/2037	200	193
Barclays plc	4.337%	1/10/2028	200	199
Barclays plc	4.836%	5/9/2028	400	400
Barclays plc	5.501%	8/9/2028	325	328
Barclays plc	4.837%	9/10/2028	80	80
Barclays plc	7.385%	11/2/2028	375	388
Barclays plc	5.086%	2/25/2029	200	201
Barclays plc	4.972%	5/16/2029	500	502
Barclays plc	6.490%	9/13/2029	326	337
Barclays plc	4.476%	11/11/2029	200	199
Barclays plc	5.690%	3/12/2030	225	230
Barclays plc	4.219%	5/24/2030	94	92
Barclays plc	5.088%	6/20/2030	345	346
Barclays plc	4.911%	6/26/2030	291	291
Barclays plc	4.942%	9/10/2030	119	119
Barclays plc	5.367%	2/25/2031	200	203
Barclays plc	2.645%	6/24/2031	400	367
Barclays plc	5.102%	6/26/2032	377	377
Barclays plc	5.746%	8/9/2033	325	334
Barclays plc	7.437%	11/2/2033	1,125	1,255
Barclays plc	7.119%	6/27/2034	270	296
Barclays plc	5.335%	9/10/2035	650	646
Barclays plc	3.564%	9/23/2035	250	234
Barclays plc	5.785%	2/25/2036	675	688
Barclays plc	5.586%	6/26/2037	335	334
Barclays plc	3.330%	11/24/2042	1,000	748
Barclays plc	5.250%	8/17/2045	250	235
Barclays plc	5.860%	8/11/2046	185	185
Barclays plc	4.950%	1/10/2047	200	178
Barclays plc	6.036%	3/12/2055	400	416
Barings BDC Inc.	5.200%	9/15/2028	50	49
Barings Private Credit Corp.	6.150%	6/11/2030	75	73
Berkshire Hathaway Finance Corp.	4.200%	8/15/2048	750	614
Berkshire Hathaway Finance Corp.	4.250%	1/15/2049	180	148
Berkshire Hathaway Finance Corp.	2.850%	10/15/2050	425	270
Berkshire Hathaway Finance Corp.	3.850%	3/15/2052	534	405
BGC Group Inc.	6.150%	4/2/2030	100	102
BlackRock Funding Inc.	4.700%	3/14/2029	200	202
BlackRock Funding Inc.	5.000%	3/14/2034	200	202
BlackRock Funding Inc.	4.900%	1/8/2035	150	150
BlackRock Funding Inc.	5.250%	3/14/2054	275	259
BlackRock Funding Inc.	5.350%	1/8/2055	150	143
Blackrock Inc.	3.250%	4/30/2029	90	87
Blackrock Inc.	2.400%	4/30/2030	380	352
Blackrock Inc.	2.100%	2/25/2032	600	525
Blackrock Inc.	4.750%	5/25/2033	200	200
Blackstone Private Credit Fund	4.950%	9/26/2027	70	70
Blackstone Private Credit Fund	5.950%	7/16/2029	450	450
Blackstone Private Credit Fund	5.050%	9/10/2030	125	120
Blackstone Private Credit Fund	6.250%	1/25/2031	90	90
Blackstone Private Credit Fund	5.350%	3/12/2031	200	192
Blackstone Private Credit Fund	6.000%	11/22/2034	300	289
Blackstone Reg Finance Co. LLC	4.300%	11/3/2030	114	112
Blackstone Reg Finance Co. LLC	5.000%	12/6/2034	100	98
Blackstone Reg Finance Co. LLC	4.950%	2/15/2036	236	229
Blackstone Secured Lending Fund	5.875%	11/15/2027	150	151
Blackstone Secured Lending Fund	5.350%	4/13/2028	450	449
Blackstone Secured Lending Fund	5.125%	1/31/2031	250	239
Blue Owl Capital Corp.	2.875%	6/11/2028	125	118
Blue Owl Capital Corp.	5.950%	3/15/2029	200	200

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Blue Owl Capital Corp.	6.200%	7/15/2030	300	299
Blue Owl Credit Income Corp.	7.950%	6/13/2028	200	207
Blue Owl Credit Income Corp.	6.600%	9/15/2029	200	201
Blue Owl Finance LLC	6.250%	4/18/2034	350	343
Blue Owl Technology Finance Corp.	6.100%	3/15/2028	50	50
Brighthouse Financial Inc.	4.700%	6/22/2047	173	119
Broadridge Financial Solutions Inc.	2.900%	12/1/2029	75	70
Broadridge Financial Solutions Inc.	2.600%	5/1/2031	200	179
Broadridge Financial Solutions Inc.	5.750%	5/15/2036	100	100
Brookfield Asset Management Ltd.	5.795%	4/24/2035	125	127
Brookfield Asset Management Ltd.	5.298%	1/15/2036	619	604
Brookfield Asset Management Ltd.	6.077%	9/15/2055	375	377
Brookfield Capital Finance LLC	6.087%	6/14/2033	100	105
Brookfield Finance I UK plc / Brookfield Finance Inc.	2.340%	1/30/2032	120	105
Brookfield Finance Inc.	3.900%	1/25/2028	125	124
Brookfield Finance Inc.	4.850%	3/29/2029	150	150
Brookfield Finance Inc.	4.350%	4/15/2030	205	201
Brookfield Finance Inc.	4.700%	9/20/2047	185	157
Brookfield Finance Inc.	3.500%	3/30/2051	150	102
Brookfield Finance Inc.	5.968%	3/4/2054	240	237
Brookfield Finance Inc.	5.813%	3/3/2055	100	97
Brookfield Finance LLC / Brookfield Finance Inc.	3.450%	4/15/2050	125	85
Brown & Brown Inc.	4.700%	6/23/2028	50	50
Brown & Brown Inc.	4.500%	3/15/2029	75	74
Brown & Brown Inc.	4.900%	6/23/2030	50	50
Brown & Brown Inc.	2.375%	3/15/2031	500	443
Brown & Brown Inc.	5.250%	6/23/2032	50	50
Brown & Brown Inc.	5.550%	6/23/2035	225	225
Brown & Brown Inc.	6.250%	6/23/2055	175	177
Canadian Imperial Bank of Commerce	4.857%	3/30/2029	1,336	1,342
Canadian Imperial Bank of Commerce	4.723%	6/16/2029	119	119
Canadian Imperial Bank of Commerce	4.283%	1/29/2030	109	108
Canadian Imperial Bank of Commerce	5.051%	6/16/2032	146	147
Canadian Imperial Bank of Commerce	6.092%	10/3/2033	200	213
Capital One Financial Corp.	3.800%	1/31/2028	300	296
Capital One Financial Corp.	5.468%	2/1/2029	200	203
Capital One Financial Corp.	5.700%	2/1/2030	595	607
Capital One Financial Corp.	3.273%	3/1/2030	230	221
Capital One Financial Corp.	5.463%	7/26/2030	300	305
Capital One Financial Corp.	4.493%	9/11/2031	100	98
Capital One Financial Corp.	7.624%	10/30/2031	200	219
Capital One Financial Corp.	4.722%	1/30/2032	190	187
Capital One Financial Corp.	2.618%	11/2/2032	250	221
Capital One Financial Corp.	6.700%	11/29/2032	250	272
Capital One Financial Corp.	5.817%	2/1/2034	732	752
Capital One Financial Corp.	6.377%	6/8/2034	300	317
Capital One Financial Corp.	6.051%	2/1/2035	205	213
Capital One Financial Corp.	5.884%	7/26/2035	175	180
Capital One Financial Corp.	6.183%	1/30/2036	305	313
Capital One Financial Corp.	5.197%	9/11/2036	1,850	1,804
Capital One NA	4.650%	9/13/2028	250	250
Capital One NA	2.700%	2/6/2030	100	93
Capital Southwest Corp.	5.950%	9/18/2030	121	121
Carlyle Secured Lending Inc.	6.750%	2/18/2030	50	50
Carlyle Secured Lending Inc.	5.750%	2/15/2031	150	144
Charles Schwab Corp.	3.200%	1/25/2028	100	98
Charles Schwab Corp.	4.000%	2/1/2029	125	124
Charles Schwab Corp.	5.643%	5/19/2029	220	224
Charles Schwab Corp.	3.250%	5/22/2029	100	97
Charles Schwab Corp.	4.603%	7/27/2029	175	175
Charles Schwab Corp.	2.750%	10/1/2029	50	47
Charles Schwab Corp.	6.196%	11/17/2029	220	228
Charles Schwab Corp.	4.625%	3/22/2030	50	50
Charles Schwab Corp.	4.744%	5/21/2030	175	175
Charles Schwab Corp.	2.300%	5/13/2031	500	448
Charles Schwab Corp.	4.343%	11/14/2031	175	172
Charles Schwab Corp.	2.900%	3/3/2032	395	358
Charles Schwab Corp.	5.853%	5/19/2034	300	313
Charles Schwab Corp.	6.136%	8/24/2034	235	250
Charles Schwab Corp.	4.914%	11/14/2036	105	103

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Charles Schwab Corp.	5.493%	5/21/2037	240	243
Chubb Corp.	6.000%	5/11/2037	1,125	1,201
Chubb Corp.	6.500%	5/15/2038	95	106
Chubb INA Holdings LLC	5.000%	3/15/2034	125	125
Chubb INA Holdings LLC	4.900%	8/15/2035	296	292
Chubb INA Holdings LLC	6.700%	5/15/2036	200	223
Chubb INA Holdings LLC	5.300%	5/20/2036	122	123
Chubb INA Holdings LLC	4.150%	3/13/2043	100	85
Chubb INA Holdings LLC	4.350%	11/3/2045	350	300
Chubb INA Holdings LLC	2.850%	12/15/2051	100	64
Chubb INA Holdings LLC	3.050%	12/15/2061	200	122
Cincinnati Financial Corp.	6.920%	5/15/2028	100	104
Cincinnati Financial Corp.	6.125%	11/1/2034	75	79
Citibank NA	4.554%	6/18/2029	550	549
Citibank NA	4.838%	8/6/2029	350	353
Citibank NA	4.914%	5/29/2030	250	253
Citibank NA	4.846%	6/18/2032	308	308
Citibank NA	5.570%	4/30/2034	250	259
Citigroup Inc.	4.450%	9/29/2027	1,230	1,228
Citigroup Inc.	3.668%	7/24/2028	900	892
Citigroup Inc.	4.125%	7/25/2028	100	99
Citigroup Inc.	3.520%	10/27/2028	580	572
Citigroup Inc.	5.174%	2/13/2030	450	455
Citigroup Inc.	3.980%	3/20/2030	475	466
Citigroup Inc.	4.542%	9/19/2030	350	348
Citigroup Inc.	2.976%	11/5/2030	300	283
Citigroup Inc.	2.666%	1/29/2031	500	464
Citigroup Inc.	4.412%	3/31/2031	750	739
Citigroup Inc.	4.952%	5/7/2031	175	176
Citigroup Inc.	2.572%	6/3/2031	500	459
Citigroup Inc.	4.503%	9/11/2031	270	266
Citigroup Inc.	6.625%	6/15/2032	100	109
Citigroup Inc.	2.520%	11/3/2032	475	421
Citigroup Inc.	3.057%	1/25/2033	230	208
Citigroup Inc.	3.785%	3/17/2033	600	564
Citigroup Inc.	4.910%	5/24/2033	220	219
Citigroup Inc.	6.270%	11/17/2033	500	533
Citigroup Inc.	6.174%	5/25/2034	350	366
Citigroup Inc.	5.827%	2/13/2035	1,050	1,072
Citigroup Inc.	6.125%	8/25/2036	75	78
Citigroup Inc.	5.174%	9/11/2036	1,217	1,211
Citigroup Inc.	3.878%	1/24/2039	225	196
Citigroup Inc.	8.125%	7/15/2039	562	703
Citigroup Inc.	5.411%	9/19/2039	350	346
Citigroup Inc.	5.875%	1/30/2042	100	103
Citigroup Inc.	5.300%	5/6/2044	375	352
Citigroup Inc.	4.650%	7/30/2045	200	177
Citigroup Inc.	4.750%	5/18/2046	375	320
Citigroup Inc.	4.650%	7/23/2048	225	195
Citigroup Inc.	5.612%	3/4/2056	175	171
Citizens Bank NA	4.192%	1/29/2029	83	82
Citizens Financial Group Inc.	5.841%	1/23/2030	200	205
Citizens Financial Group Inc.	2.500%	2/6/2030	200	185
Citizens Financial Group Inc.	5.253%	3/5/2031	120	121
Citizens Financial Group Inc.	2.638%	9/30/2032	125	107
Citizens Financial Group Inc.	6.645%	4/25/2035	129	139
Citizens Financial Group Inc.	5.299%	1/29/2036	76	75
CME Group Inc.	4.400%	3/15/2030	200	199
CME Group Inc.	2.650%	3/15/2032	500	452
CME Group Inc.	5.300%	9/15/2043	200	197
CNA Financial Corp.	3.450%	8/15/2027	100	99
CNA Financial Corp.	3.900%	5/1/2029	100	98
CNA Financial Corp.	5.125%	2/15/2034	170	168
CNA Financial Corp.	5.200%	8/15/2035	200	196
CNO Financial Group Inc.	5.250%	5/30/2029	100	101
CNO Financial Group Inc.	6.450%	6/15/2034	125	130
Commonwealth Bank of Australia	4.423%	3/14/2028	250	250
Commonwealth Bank of Australia	4.355%	3/27/2029	250	250
Commonwealth Bank of Australia	4.150%	10/1/2030	250	247
Cooperatieve Rabobank UA	4.883%	1/21/2028	250	252

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Cooperatieve Rabobank UA	4.345%	6/9/2028	500	500
	Cooperatieve Rabobank UA	4.800%	1/9/2029	250	252
	Cooperatieve Rabobank UA	4.322%	4/1/2029	250	250
	Cooperatieve Rabobank UA	4.494%	10/17/2029	250	250
	Cooperatieve Rabobank UA	5.119%	6/9/2036	500	498
	Cooperatieve Rabobank UA	5.250%	5/24/2041	100	98
	Cooperatieve Rabobank UA	5.750%	12/1/2043	250	248
	Cooperatieve Rabobank UA	5.250%	8/4/2045	250	231
	Corebridge Financial Inc.	3.850%	4/5/2029	185	181
	Corebridge Financial Inc.	3.900%	4/5/2032	500	469
	Corebridge Financial Inc.	6.050%	9/15/2033	400	418
	Corebridge Financial Inc.	5.750%	1/15/2034	432	443
	Corebridge Financial Inc.	4.350%	4/5/2042	100	84
	Corebridge Financial Inc.	4.400%	4/5/2052	215	172
	Corebridge Financial Inc.	6.875%	12/15/2052	150	152
	Corebridge Financial Inc.	6.375%	9/15/2054	150	150
	Deutsche Bank AG	6.720%	1/18/2029	325	335
	Deutsche Bank AG	6.819%	11/20/2029	275	288
	Deutsche Bank AG	5.297%	5/9/2031	400	404
	Deutsche Bank AG	4.950%	8/4/2031	1,179	1,175
	Deutsche Bank AG	3.547%	9/18/2031	1,000	944
	Deutsche Bank AG	4.725%	2/6/2032	135	133
	Deutsche Bank AG	3.035%	5/28/2032	160	146
	Deutsche Bank AG	4.875%	12/1/2032	1,990	1,979
	Deutsche Bank AG	3.742%	1/7/2033	215	197
	Deutsche Bank AG	7.079%	2/10/2034	200	216
	Deutsche Bank AG	5.403%	9/11/2035	350	350
	Discover Financial Services	7.964%	11/2/2034	175	201
	Enact Holdings Inc.	6.250%	5/28/2029	125	129
	Enstar Group Ltd.	4.950%	6/1/2029	142	142
	Enstar Group Ltd.	3.100%	9/1/2031	100	89
	Equifax Inc.	5.100%	6/1/2028	400	403
	Equifax Inc.	4.800%	9/15/2029	100	100
	Equifax Inc.	3.100%	5/15/2030	120	113
	Equifax Inc.	2.350%	9/15/2031	200	176
	Equitable Holdings Inc.	4.350%	4/20/2028	93	92
	Equitable Holdings Inc.	5.594%	1/11/2033	100	102
	Equitable Holdings Inc.	5.000%	4/20/2048	238	208
	Essent Group Ltd.	6.250%	7/1/2029	100	103
	Everest Reinsurance Holdings Inc.	4.868%	6/1/2044	100	87
	Everest Reinsurance Holdings Inc.	3.125%	10/15/2052	500	312
	F&G Annuities & Life Inc.	6.500%	6/4/2029	150	153
	F&G Annuities & Life Inc.	6.250%	10/4/2034	85	83
	FactSet Research Systems Inc.	3.450%	3/1/2032	100	90
	Fairfax Financial Holdings Ltd.	4.850%	4/17/2028	50	50
	Fairfax Financial Holdings Ltd.	4.625%	4/29/2030	100	99
	Fairfax Financial Holdings Ltd.	5.625%	8/16/2032	200	205
	Fairfax Financial Holdings Ltd.	6.000%	12/7/2033	125	130
	Fairfax Financial Holdings Ltd.	6.350%	3/22/2054	175	179
	Fairfax Financial Holdings Ltd.	6.100%	3/15/2055	100	99
	Fairfax Financial Holdings Ltd.	6.500%	5/20/2055	125	130
[5]	Fairfax Financial Holdings Ltd.	6.200%	6/8/2056	125	125
	Fidelity National Financial Inc.	3.400%	6/15/2030	100	94
	Fidelity National Financial Inc.	2.450%	3/15/2031	275	243
	Fidelity National Information Services Inc.	1.650%	3/1/2028	200	190
	Fidelity National Information Services Inc.	4.450%	3/10/2028	375	374
	Fidelity National Information Services Inc.	4.550%	3/10/2029	425	422
	Fidelity National Information Services Inc.	3.750%	5/21/2029	100	97
	Fidelity National Information Services Inc.	2.250%	3/1/2031	300	266
	Fidelity National Information Services Inc.	3.100%	3/1/2041	200	145
	Fifth Third Bancorp	3.950%	3/14/2028	75	74
[5]	Fifth Third Bancorp	4.000%	2/1/2029	90	88
	Fifth Third Bancorp	6.339%	7/27/2029	200	207
[5]	Fifth Third Bancorp	5.982%	1/30/2030	200	205
	Fifth Third Bancorp	4.772%	7/28/2030	125	125
	Fifth Third Bancorp	5.631%	1/29/2032	275	283
	Fifth Third Bancorp	5.141%	1/29/2037	183	180
	Fifth Third Bancorp	8.250%	3/1/2038	200	244
	Fifth Third Bank NA	5.332%	8/25/2033	250	250
	First American Financial Corp.	2.400%	8/15/2031	200	174

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	First American Financial Corp.	5.450%	9/30/2034	100	98
	First Horizon Corp.	5.514%	3/7/2031	450	456
	First-Citizens Bank & Trust Co.	6.125%	3/9/2028	75	76
	First-Citizens Bank & Trust Co.	5.097%	7/13/2029	100	100
	Fiserv Inc.	4.200%	10/1/2028	200	197
	Fiserv Inc.	3.500%	7/1/2029	831	798
	Fiserv Inc.	4.750%	3/15/2030	250	247
	Fiserv Inc.	2.650%	6/1/2030	200	183
	Fiserv Inc.	4.550%	2/15/2031	104	102
	Fiserv Inc.	5.625%	8/21/2033	94	95
	Fiserv Inc.	5.450%	3/15/2034	182	180
	Fiserv Inc.	5.150%	8/12/2034	200	194
	Fiserv Inc.	5.250%	8/11/2035	224	218
[5]	Franklin BSP Capital Corp.	6.000%	10/2/2030	100	97
	Franklin Resources Inc.	2.950%	8/12/2051	200	126
	GATX Corp.	3.500%	3/15/2028	100	98
	GATX Corp.	4.550%	11/7/2028	150	149
	GATX Corp.	4.700%	4/1/2029	75	75
	GATX Corp.	3.500%	6/1/2032	50	46
	GATX Corp.	6.900%	5/1/2034	200	221
	GATX Corp.	5.500%	6/15/2035	125	126
	GATX Corp.	4.500%	3/30/2045	50	41
	GATX Corp.	3.100%	6/1/2051	200	127
	GATX Corp.	6.050%	6/5/2054	150	152
	Global Payments Inc.	4.550%	3/15/2028	133	132
	Global Payments Inc.	4.500%	11/15/2028	450	445
	Global Payments Inc.	4.875%	11/15/2030	330	324
	Global Payments Inc.	2.900%	11/15/2031	200	176
	Global Payments Inc.	5.400%	8/15/2032	200	199
	Global Payments Inc.	5.200%	11/15/2032	278	271
	Global Payments Inc.	5.400%	3/15/2033	187	183
	Global Payments Inc.	5.550%	11/15/2035	313	303
	Global Payments Inc.	4.150%	8/15/2049	200	145
	Global Payments Inc.	5.950%	8/15/2052	75	71
	Globe Life Inc.	4.550%	9/15/2028	80	80
	Globe Life Inc.	5.850%	9/15/2034	80	83
	Goldman Sachs Bank USA	4.656%	6/3/2029	650	650
	Goldman Sachs BDC Inc.	5.650%	9/9/2030	106	104
	Goldman Sachs Capital I	6.345%	2/15/2034	225	235
	Goldman Sachs Group Inc.	4.482%	8/23/2028	475	475
	Goldman Sachs Group Inc.	4.148%	1/21/2029	422	418
	Goldman Sachs Group Inc.	3.814%	4/23/2029	450	443
	Goldman Sachs Group Inc.	4.223%	5/1/2029	475	471
	Goldman Sachs Group Inc.	4.153%	10/21/2029	600	592
	Goldman Sachs Group Inc.	6.484%	10/24/2029	450	467
	Goldman Sachs Group Inc.	3.800%	3/15/2030	1,250	1,209
	Goldman Sachs Group Inc.	5.727%	4/25/2030	225	231
	Goldman Sachs Group Inc.	5.049%	7/23/2030	1,500	1,509
	Goldman Sachs Group Inc.	4.692%	10/23/2030	1,425	1,419
	Goldman Sachs Group Inc.	5.207%	1/28/2031	275	278
	Goldman Sachs Group Inc.	4.369%	10/21/2031	370	362
	Goldman Sachs Group Inc.	2.650%	10/21/2032	800	712
	Goldman Sachs Group Inc.	3.102%	2/24/2033	300	272
	Goldman Sachs Group Inc.	5.851%	4/25/2035	55	57
	Goldman Sachs Group Inc.	5.330%	7/23/2035	570	572
	Goldman Sachs Group Inc.	5.016%	10/23/2035	475	467
	Goldman Sachs Group Inc.	6.450%	5/1/2036	50	53
	Goldman Sachs Group Inc.	5.065%	1/21/2037	2,345	2,292
	Goldman Sachs Group Inc.	5.425%	6/3/2037	224	225
	Goldman Sachs Group Inc.	6.750%	10/1/2037	975	1,062
	Goldman Sachs Group Inc.	4.017%	10/31/2038	405	355
	Goldman Sachs Group Inc.	4.411%	4/23/2039	500	452
	Goldman Sachs Group Inc.	6.250%	2/1/2041	675	718
	Goldman Sachs Group Inc.	5.387%	2/2/2041	472	461
	Goldman Sachs Group Inc.	3.210%	4/22/2042	1,030	778
	Goldman Sachs Group Inc.	5.150%	5/22/2045	475	433
	Goldman Sachs Group Inc.	5.561%	11/19/2045	525	510
	Goldman Sachs Group Inc.	5.541%	1/21/2047	469	453
	Goldman Sachs Group Inc.	5.734%	1/28/2056	525	517
	Goldman Sachs Private Credit Corp.	5.875%	5/6/2028	50	50

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Goldman Sachs Private Credit Corp.	5.375%	1/31/2029	103	102
	Goldman Sachs Private Credit Corp.	6.250%	5/6/2030	115	116
	Goldman Sachs Private Credit Corp.	5.875%	1/31/2031	70	69
	Golub Capital BDC Inc.	7.050%	12/5/2028	255	262
	Golub Capital BDC Inc.	6.250%	6/1/2031	175	173
	Golub Capital Private Credit Fund	5.800%	9/12/2029	50	49
	Golub Capital Private Credit Fund	5.875%	5/1/2030	200	197
[5]	Golub Capital Private Credit Fund	5.600%	4/15/2031	67	64
	HA Sustainable Infrastructure Capital Inc.	6.150%	1/15/2031	225	230
[5]	HA Sustainable Infrastructure Capital Inc.	5.950%	7/15/2033	186	187
	HA Sustainable Infrastructure Capital Inc.	6.375%	7/1/2034	150	153
	HA Sustainable Infrastructure Capital Inc.	6.750%	7/15/2035	200	208
	HA Sustainable Infrastructure Capital Inc.	6.000%	3/15/2036	103	102
	Hanover Insurance Group Inc.	5.500%	9/1/2035	100	101
	Hartford Insurance Group Inc.	2.800%	8/19/2029	350	331
	Hartford Insurance Group Inc.	5.950%	10/15/2036	50	53
	Hartford Insurance Group Inc.	6.100%	10/1/2041	100	105
	Hartford Insurance Group Inc.	4.300%	4/15/2043	175	149
	Hartford Insurance Group Inc.	3.600%	8/19/2049	125	91
	Hartford Insurance Group Inc.	2.900%	9/15/2051	200	126
	Hercules Capital Inc.	6.000%	6/16/2030	200	200
	Horace Mann Educators Corp.	4.700%	10/1/2030	94	93
	HPS Corporate Lending Fund	5.450%	1/14/2028	150	149
	HPS Corporate Lending Fund	4.900%	9/11/2028	103	101
[5]	HPS Corporate Lending Fund	5.150%	4/2/2029	150	147
	HPS Corporate Lending Fund	5.850%	6/5/2030	200	197
	HPS Corporate Lending Fund	5.450%	11/15/2030	152	147
[5]	HPS Corporate Lending Fund	5.650%	4/2/2031	250	243
	HSBC Bank USA NA	7.000%	1/15/2039	250	282
	HSBC Holdings plc	5.210%	8/11/2028	815	821
	HSBC Holdings plc	2.013%	9/22/2028	750	727
	HSBC Holdings plc	5.130%	11/19/2028	200	201
	HSBC Holdings plc	4.899%	3/3/2029	225	226
	HSBC Holdings plc	4.583%	6/19/2029	400	399
	HSBC Holdings plc	2.206%	8/17/2029	500	474
	HSBC Holdings plc	4.950%	3/31/2030	250	252
	HSBC Holdings plc	4.711%	5/12/2030	298	297
	HSBC Holdings plc	3.973%	5/22/2030	570	556
	HSBC Holdings plc	5.286%	11/19/2030	200	203
	HSBC Holdings plc	5.130%	3/3/2031	200	201
	HSBC Holdings plc	2.848%	6/4/2031	800	741
	HSBC Holdings plc	4.675%	3/10/2032	400	394
	HSBC Holdings plc	2.804%	5/24/2032	500	452
	HSBC Holdings plc	2.871%	11/22/2032	1,225	1,100
	HSBC Holdings plc	4.762%	3/29/2033	300	293
	HSBC Holdings plc	5.402%	8/11/2033	275	279
	HSBC Holdings plc	8.113%	11/3/2033	250	287
	HSBC Holdings plc	6.254%	3/9/2034	350	371
	HSBC Holdings plc	5.208%	5/12/2034	500	498
	HSBC Holdings plc	6.547%	6/20/2034	200	213
	HSBC Holdings plc	7.399%	11/13/2034	200	223
	HSBC Holdings plc	5.719%	3/4/2035	700	719
	HSBC Holdings plc	5.874%	11/18/2035	307	314
	HSBC Holdings plc	5.450%	3/3/2036	500	504
	HSBC Holdings plc	6.500%	5/2/2036	600	636
	HSBC Holdings plc	5.790%	5/13/2036	345	356
	HSBC Holdings plc	5.741%	9/10/2036	400	403
	HSBC Holdings plc	5.133%	11/6/2036	428	421
	HSBC Holdings plc	5.279%	3/10/2037	1,510	1,492
	HSBC Holdings plc	6.500%	9/15/2037	50	54
	HSBC Holdings plc	6.800%	6/1/2038	200	219
	HSBC Holdings plc	6.332%	3/9/2044	550	588
	HSBC Holdings plc	5.250%	3/14/2044	750	710
	HSBC USA Inc.	4.650%	6/3/2028	200	201
	Huntington Bancshares Inc.	4.443%	8/4/2028	200	200
	Huntington Bancshares Inc.	6.208%	8/21/2029	205	211
	Huntington Bancshares Inc.	2.550%	2/4/2030	250	231
	Huntington Bancshares Inc.	5.272%	1/15/2031	225	228
	Huntington Bancshares Inc.	4.623%	1/28/2032	115	113
	Huntington Bancshares Inc.	5.709%	2/2/2035	217	222

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Huntington Bancshares Inc.	2.487%	8/15/2036	100	86
Huntington Bancshares Inc.	6.141%	11/18/2039	250	255
Huntington Bancshares Inc.	5.605%	1/28/2041	75	73
Industrial & Commercial Bank of China Ltd.	3.538%	11/8/2027	250	247
ING Groep NV	4.550%	10/2/2028	200	200
ING Groep NV	4.858%	3/25/2029	200	201
ING Groep NV	4.050%	4/9/2029	200	197
ING Groep NV	5.335%	3/19/2030	270	274
ING Groep NV	5.066%	3/25/2031	200	202
ING Groep NV	4.803%	3/23/2032	156	155
ING Groep NV	6.114%	9/11/2034	250	265
ING Groep NV	5.550%	3/19/2035	500	509
ING Groep NV	5.420%	3/23/2037	340	341
Intercontinental Exchange Inc.	3.100%	9/15/2027	150	148
Intercontinental Exchange Inc.	4.000%	9/15/2027	150	149
Intercontinental Exchange Inc.	3.625%	9/1/2028	250	245
Intercontinental Exchange Inc.	3.750%	9/21/2028	75	74
Intercontinental Exchange Inc.	3.950%	12/1/2028	104	103
Intercontinental Exchange Inc.	4.350%	6/15/2029	122	121
Intercontinental Exchange Inc.	2.100%	6/15/2030	750	681
Intercontinental Exchange Inc.	4.200%	3/15/2031	140	137
Intercontinental Exchange Inc.	1.850%	9/15/2032	500	422
Intercontinental Exchange Inc.	4.600%	3/15/2033	415	408
Intercontinental Exchange Inc.	2.650%	9/15/2040	500	363
Intercontinental Exchange Inc.	4.250%	9/21/2048	175	144
Intercontinental Exchange Inc.	3.000%	6/15/2050	60	39
Intercontinental Exchange Inc.	4.950%	6/15/2052	111	100
Intercontinental Exchange Inc.	3.000%	9/15/2060	300	176
Intercontinental Exchange Inc.	5.200%	6/15/2062	110	100
Invesco Finance plc	5.375%	11/30/2043	75	72
Jackson Financial Inc.	3.125%	11/23/2031	250	223
Jefferies Financial Group Inc.	5.875%	7/21/2028	200	204
Jefferies Financial Group Inc.	4.150%	1/23/2030	300	290
Jefferies Financial Group Inc.	5.125%	4/28/2031	133	131
Jefferies Financial Group Inc.	2.625%	10/15/2031	500	436
Jefferies Financial Group Inc.	6.200%	4/14/2034	275	281
Jefferies Financial Group Inc.	6.250%	1/15/2036	75	77
Jefferies Financial Group Inc.	6.500%	1/20/2043	75	75
JPMorgan Chase & Co.	3.625%	12/1/2027	1,000	989
JPMorgan Chase & Co.	4.979%	7/22/2028	165	166
JPMorgan Chase & Co.	4.505%	10/22/2028	125	125
JPMorgan Chase & Co.	3.509%	1/23/2029	575	566
JPMorgan Chase & Co.	4.915%	1/24/2029	160	161
JPMorgan Chase & Co.	4.005%	4/23/2029	300	297
JPMorgan Chase & Co.	2.069%	6/1/2029	625	596
JPMorgan Chase & Co.	4.203%	7/23/2029	250	248
JPMorgan Chase & Co.	5.299%	7/24/2029	515	522
JPMorgan Chase & Co.	6.087%	10/23/2029	212	218
JPMorgan Chase & Co.	4.452%	12/5/2029	300	298
JPMorgan Chase & Co.	5.012%	1/23/2030	305	307
JPMorgan Chase & Co.	5.581%	4/22/2030	2,350	2,401
JPMorgan Chase & Co.	4.995%	7/22/2030	325	327
JPMorgan Chase & Co.	2.739%	10/15/2030	1,500	1,409
JPMorgan Chase & Co.	4.603%	10/22/2030	470	468
JPMorgan Chase & Co.	5.140%	1/24/2031	240	243
JPMorgan Chase & Co.	4.493%	3/24/2031	1,050	1,041
JPMorgan Chase & Co.	2.522%	4/22/2031	2,000	1,844
JPMorgan Chase & Co.	2.956%	5/13/2031	1,800	1,680
JPMorgan Chase & Co.	4.255%	10/22/2031	181	177
JPMorgan Chase & Co.	4.347%	1/22/2032	5,778	5,660
JPMorgan Chase & Co.	2.580%	4/22/2032	500	451
JPMorgan Chase & Co.	2.963%	1/25/2033	1,000	905
JPMorgan Chase & Co.	4.912%	7/25/2033	1,500	1,499
JPMorgan Chase & Co.	5.717%	9/14/2033	1,000	1,033
JPMorgan Chase & Co.	5.350%	6/1/2034	703	715
JPMorgan Chase & Co.	5.336%	1/23/2035	525	533
JPMorgan Chase & Co.	5.766%	4/22/2035	350	364
JPMorgan Chase & Co.	5.294%	7/22/2035	200	202
JPMorgan Chase & Co.	4.946%	10/22/2035	185	182
JPMorgan Chase & Co.	5.502%	1/24/2036	300	307

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
JPMorgan Chase & Co.	5.572%	4/22/2036	567	583
JPMorgan Chase & Co.	5.576%	7/23/2036	700	711
JPMorgan Chase & Co.	4.810%	10/22/2036	275	267
JPMorgan Chase & Co.	4.898%	1/22/2037	485	473
JPMorgan Chase & Co.	5.148%	4/23/2037	369	366
JPMorgan Chase & Co.	6.400%	5/15/2038	450	494
JPMorgan Chase & Co.	3.882%	7/24/2038	500	442
JPMorgan Chase & Co.	5.500%	10/15/2040	650	663
JPMorgan Chase & Co.	3.109%	4/22/2041	500	386
JPMorgan Chase & Co.	5.600%	7/15/2041	275	280
JPMorgan Chase & Co.	5.400%	1/6/2042	150	149
JPMorgan Chase & Co.	3.157%	4/22/2042	450	342
JPMorgan Chase & Co.	5.625%	8/16/2043	300	303
JPMorgan Chase & Co.	4.950%	6/1/2045	100	92
JPMorgan Chase & Co.	5.534%	11/29/2045	425	421
JPMorgan Chase & Co.	4.260%	2/22/2048	375	310
JPMorgan Chase & Co.	4.032%	7/24/2048	500	399
JPMorgan Chase & Co.	3.964%	11/15/2048	1,000	787
JPMorgan Chase & Co.	3.897%	1/23/2049	400	312
JPMorgan Chase & Co.	3.109%	4/22/2051	500	335
JPMorgan Chase & Co.	3.328%	4/22/2052	745	516
Keybank National Association	5.850%	11/15/2027	250	254
Keybank National Association	6.950%	2/1/2028	250	258
Keybank National Association	5.000%	1/26/2033	250	248
KeyCorp	4.100%	4/30/2028	600	595
KeyCorp	2.550%	10/1/2029	150	140
KeyCorp	5.121%	4/4/2031	150	151
KeyCorp	6.401%	3/6/2035	200	213
KKR & Co. Inc.	5.100%	8/7/2035	200	194
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.	5.500%	8/1/2030	50	50
Lazard Group LLC	4.500%	9/19/2028	100	99
Lazard Group LLC	5.625%	8/1/2035	300	301
Legg Mason Inc.	5.625%	1/15/2044	120	118
Lincoln National Corp.	3.800%	3/1/2028	100	99
Lincoln National Corp.	3.050%	1/15/2030	285	268
Lincoln National Corp.	6.300%	10/9/2037	75	79
Lincoln National Corp.	7.000%	6/15/2040	100	109
Lincoln National Corp.	6.800%	7/15/2056	100	100
Lloyds Banking Group plc	4.375%	3/22/2028	250	249
Lloyds Banking Group plc	4.550%	8/16/2028	200	200
Lloyds Banking Group plc	3.574%	11/7/2028	200	197
Lloyds Banking Group plc	5.087%	11/26/2028	200	201
Lloyds Banking Group plc	4.818%	6/13/2029	200	200
Lloyds Banking Group plc	4.241%	2/10/2030	154	152
Lloyds Banking Group plc	5.721%	6/5/2030	200	205
Lloyds Banking Group plc	7.953%	11/15/2033	200	227
Lloyds Banking Group plc	5.679%	1/5/2035	360	370
Lloyds Banking Group plc	5.590%	11/26/2035	200	204
Lloyds Banking Group plc	6.068%	6/13/2036	200	206
Lloyds Banking Group plc	4.943%	11/4/2036	775	752
Lloyds Banking Group plc	5.300%	12/1/2045	150	140
Lloyds Banking Group plc	5.668%	2/10/2047	200	197
Lloyds Banking Group plc	4.344%	1/9/2048	275	225
Loews Corp.	6.000%	2/1/2035	50	53
Loews Corp.	4.940%	4/1/2036	200	196
Loews Corp.	4.125%	5/15/2043	100	84
LPL Holdings Inc.	4.900%	4/3/2028	100	100
LPL Holdings Inc.	6.750%	11/17/2028	200	208
LPL Holdings Inc.	5.650%	3/15/2035	100	99
LPL Holdings Inc.	5.750%	6/15/2035	100	100
M&T Bank Corp.	4.833%	1/16/2029	125	125
M&T Bank Corp.	7.413%	10/30/2029	200	212
M&T Bank Corp.	5.179%	7/8/2031	200	201
M&T Bank Corp.	6.082%	3/13/2032	150	157
M&T Bank Corp.	5.053%	1/27/2034	200	198
M&T Bank Corp.	5.400%	7/30/2035	470	469
M&T Bank Corp.	5.385%	1/16/2036	250	250
Main Street Capital Corp.	5.400%	8/15/2028	115	114
Main Street Capital Corp.	6.950%	3/1/2029	50	51
Manufacturers & Traders Trust Co.	4.700%	1/27/2028	250	251

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Manufacturers & Traders Trust Co.	4.762%	7/6/2028	250	250
Manulife Financial Corp.	4.986%	12/11/2035	267	263
Manulife Financial Corp.	5.375%	3/4/2046	200	194
Marex Group plc	5.829%	5/8/2028	50	50
Marex Group plc	6.404%	11/4/2029	100	102
Markel Group Inc.	3.500%	11/1/2027	50	49
Markel Group Inc.	3.350%	9/17/2029	75	72
Markel Group Inc.	4.300%	11/1/2047	50	40
Markel Group Inc.	5.000%	5/20/2049	150	132
Markel Group Inc.	4.150%	9/17/2050	200	154
Markel Group Inc.	6.000%	5/16/2054	100	100
Marsh & McLennan Cos. Inc.	4.550%	11/8/2027	165	165
Marsh & McLennan Cos. Inc.	4.375%	3/15/2029	400	398
Marsh & McLennan Cos. Inc.	4.650%	3/15/2030	165	165
Marsh & McLennan Cos. Inc.	2.250%	11/15/2030	460	416
Marsh & McLennan Cos. Inc.	4.850%	11/15/2031	200	201
Marsh & McLennan Cos. Inc.	5.400%	9/15/2033	200	206
Marsh & McLennan Cos. Inc.	5.150%	3/15/2034	87	88
Marsh & McLennan Cos. Inc.	5.000%	3/15/2035	350	347
Marsh & McLennan Cos. Inc.	4.750%	3/15/2039	250	236
Marsh & McLennan Cos. Inc.	4.350%	1/30/2047	100	83
Marsh & McLennan Cos. Inc.	4.200%	3/1/2048	200	161
Marsh & McLennan Cos. Inc.	5.700%	9/15/2053	315	312
Marsh & McLennan Cos. Inc.	5.450%	3/15/2054	91	87
Marsh & McLennan Cos. Inc.	5.400%	3/15/2055	220	208
Mastercard Inc.	4.100%	1/15/2028	161	161
Mastercard Inc.	4.875%	3/9/2028	200	202
Mastercard Inc.	4.325%	6/8/2028	244	244
Mastercard Inc.	2.950%	6/1/2029	275	265
Mastercard Inc.	4.425%	6/8/2029	276	276
Mastercard Inc.	3.350%	3/26/2030	300	289
Mastercard Inc.	4.600%	6/8/2031	300	299
Mastercard Inc.	2.000%	11/18/2031	200	177
Mastercard Inc.	4.350%	1/15/2032	323	318
Mastercard Inc.	4.950%	3/15/2032	200	203
Mastercard Inc.	4.875%	5/9/2034	300	301
Mastercard Inc.	4.550%	1/15/2035	665	648
Mastercard Inc.	5.000%	6/8/2036	275	274
Mastercard Inc.	3.950%	2/26/2048	100	79
Mastercard Inc.	3.650%	6/1/2049	200	149
Mastercard Inc.	3.850%	3/26/2050	200	155
Mercury General Corp.	6.250%	6/15/2036	102	104
MetLife Inc.	6.500%	12/15/2032	175	191
MetLife Inc.	5.375%	7/15/2033	200	206
MetLife Inc.	6.375%	6/15/2034	100	109
MetLife Inc.	5.300%	12/15/2034	235	239
MetLife Inc.	5.875%	2/6/2041	590	613
MetLife Inc.	4.125%	8/13/2042	175	147
MetLife Inc.	4.875%	11/13/2043	178	164
MetLife Inc.	5.250%	1/15/2054	200	187
MetLife Inc.	6.350%	3/15/2055	175	179
MetLife Inc.	5.850%	3/15/2056	83	82
MetLife Inc.	6.400%	12/15/2066	210	214
MGIC Investment Corp.	5.250%	8/15/2028	31	31
Mitsubishi UFJ Financial Group Inc.	3.287%	7/25/2027	250	247
Mitsubishi UFJ Financial Group Inc.	3.961%	3/2/2028	200	198
Mitsubishi UFJ Financial Group Inc.	4.050%	9/11/2028	200	198
Mitsubishi UFJ Financial Group Inc.	5.354%	9/13/2028	200	202
Mitsubishi UFJ Financial Group Inc.	3.741%	3/7/2029	200	196
Mitsubishi UFJ Financial Group Inc.	5.242%	4/19/2029	225	227
Mitsubishi UFJ Financial Group Inc.	3.195%	7/18/2029	175	167
Mitsubishi UFJ Financial Group Inc.	2.559%	2/25/2030	50	46
Mitsubishi UFJ Financial Group Inc.	5.258%	4/17/2030	200	203
Mitsubishi UFJ Financial Group Inc.	2.048%	7/17/2030	500	451
Mitsubishi UFJ Financial Group Inc.	5.197%	1/16/2031	300	304
Mitsubishi UFJ Financial Group Inc.	4.505%	1/14/2032	200	197
Mitsubishi UFJ Financial Group Inc.	4.847%	4/21/2032	148	147
Mitsubishi UFJ Financial Group Inc.	2.852%	1/19/2033	400	358
Mitsubishi UFJ Financial Group Inc.	4.315%	4/19/2033	200	193
Mitsubishi UFJ Financial Group Inc.	5.133%	7/20/2033	500	502

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Mitsubishi UFJ Financial Group Inc.	5.406%	4/19/2034	334	341
	Mitsubishi UFJ Financial Group Inc.	5.426%	4/17/2035	525	533
	Mitsubishi UFJ Financial Group Inc.	5.574%	1/16/2036	200	204
	Mitsubishi UFJ Financial Group Inc.	5.615%	4/24/2036	500	512
	Mitsubishi UFJ Financial Group Inc.	5.057%	1/14/2037	200	196
	Mitsubishi UFJ Financial Group Inc.	5.325%	4/21/2037	76	76
	Mitsubishi UFJ Financial Group Inc.	4.286%	7/26/2038	50	47
	Mitsubishi UFJ Financial Group Inc.	3.751%	7/18/2039	200	170
	Mitsubishi UFJ Financial Group Inc.	5.868%	4/21/2047	706	713
	Mizuho Financial Group Inc.	4.018%	3/5/2028	325	323
	Mizuho Financial Group Inc.	5.778%	7/6/2029	225	230
	Mizuho Financial Group Inc.	4.254%	9/11/2029	400	396
[3]	Mizuho Financial Group Inc.	4.782%	7/13/2030	200	200
	Mizuho Financial Group Inc.	3.153%	7/16/2030	500	477
	Mizuho Financial Group Inc.	2.869%	9/13/2030	100	94
	Mizuho Financial Group Inc.	5.098%	5/13/2031	200	202
	Mizuho Financial Group Inc.	4.711%	7/8/2031	200	199
	Mizuho Financial Group Inc.	2.564%	9/13/2031	250	221
	Mizuho Financial Group Inc.	4.438%	5/12/2032	147	143
	Mizuho Financial Group Inc.	2.172%	5/22/2032	500	440
	Mizuho Financial Group Inc.	5.748%	7/6/2034	780	809
	Mizuho Financial Group Inc.	5.579%	5/26/2035	250	256
	Mizuho Financial Group Inc.	5.050%	5/12/2037	148	145
	Moody's Corp.	3.250%	1/15/2028	200	197
	Moody's Corp.	2.000%	8/19/2031	500	440
	Moody's Corp.	2.750%	8/19/2041	100	71
	Moody's Corp.	4.875%	12/17/2048	125	110
	Moody's Corp.	3.750%	2/25/2052	100	73
	Moody's Corp.	3.100%	11/29/2061	150	90
[4]	Morgan Stanley	3.591%	7/22/2028	935	925
	Morgan Stanley	6.296%	10/18/2028	3,250	3,319
	Morgan Stanley	3.772%	1/24/2029	575	567
	Morgan Stanley	5.123%	2/1/2029	350	352
	Morgan Stanley	5.164%	4/20/2029	450	454
	Morgan Stanley	5.449%	7/20/2029	350	355
	Morgan Stanley	4.133%	10/18/2029	350	345
	Morgan Stanley	6.407%	11/1/2029	350	362
	Morgan Stanley	4.238%	1/9/2030	199	196
	Morgan Stanley	5.173%	1/16/2030	350	353
	Morgan Stanley	4.431%	1/23/2030	550	545
	Morgan Stanley	4.555%	4/10/2030	550	547
	Morgan Stanley	5.656%	4/18/2030	225	230
	Morgan Stanley	5.042%	7/19/2030	350	352
	Morgan Stanley	4.654%	10/18/2030	425	423
	Morgan Stanley	5.230%	1/15/2031	200	202
	Morgan Stanley	2.699%	1/22/2031	1,400	1,301
	Morgan Stanley	3.622%	4/1/2031	600	575
	Morgan Stanley	5.192%	4/17/2031	275	278
	Morgan Stanley	4.356%	10/22/2031	210	205
	Morgan Stanley	4.493%	1/16/2032	3,254	3,191
	Morgan Stanley	1.794%	2/13/2032	500	435
	Morgan Stanley	7.250%	4/1/2032	150	169
	Morgan Stanley	4.809%	4/16/2032	484	480
	Morgan Stanley	1.928%	4/28/2032	200	174
	Morgan Stanley	2.239%	7/21/2032	500	439
	Morgan Stanley	2.511%	10/20/2032	600	530
	Morgan Stanley	2.943%	1/21/2033	850	765
	Morgan Stanley	4.889%	7/20/2033	350	347
	Morgan Stanley	5.250%	4/21/2034	450	453
	Morgan Stanley	5.424%	7/21/2034	450	457
	Morgan Stanley	6.627%	11/1/2034	350	380
	Morgan Stanley	5.466%	1/18/2035	425	432
	Morgan Stanley	5.831%	4/19/2035	575	597
	Morgan Stanley	5.320%	7/19/2035	350	352
	Morgan Stanley	5.587%	1/18/2036	1,275	1,302
	Morgan Stanley	5.664%	4/17/2036	798	819
	Morgan Stanley	2.484%	9/16/2036	850	738
	Morgan Stanley	4.892%	10/22/2036	140	136
	Morgan Stanley	5.296%	4/10/2037	275	274
	Morgan Stanley	5.297%	4/20/2037	350	349

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Morgan Stanley	5.948%	1/19/2038	350	361
[4]	Morgan Stanley	3.971%	7/22/2038	375	329
	Morgan Stanley	4.457%	4/22/2039	250	231
	Morgan Stanley	5.314%	1/18/2041	295	288
	Morgan Stanley	3.217%	4/22/2042	325	248
	Morgan Stanley	6.375%	7/24/2042	600	653
	Morgan Stanley	4.300%	1/27/2045	650	548
	Morgan Stanley	2.802%	1/25/2052	940	585
	Morgan Stanley	5.516%	11/19/2055	1,200	1,160
	Morgan Stanley Bank NA	4.968%	7/14/2028	350	352
	Morgan Stanley Bank NA	5.016%	1/12/2029	340	342
	Morgan Stanley Bank NA	4.788%	5/10/2030	282	282
	Morgan Stanley Direct Lending Fund	6.000%	5/19/2030	150	149
	Morgan Stanley Private Bank NA	4.466%	7/6/2028	250	250
	Morgan Stanley Private Bank NA	4.204%	11/17/2028	500	498
	Morgan Stanley Private Bank NA	4.734%	7/18/2031	528	526
	Morgan Stanley Private Bank NA	4.465%	11/19/2031	500	491
	MSCI Inc.	5.250%	9/1/2035	150	147
[5]	MSD Investment Corp.	6.125%	2/5/2031	120	117
	Nasdaq Inc.	1.650%	1/15/2031	250	219
	Nasdaq Inc.	5.550%	2/15/2034	175	180
	Nasdaq Inc.	2.500%	12/21/2040	200	140
	Nasdaq Inc.	3.250%	4/28/2050	35	24
	Nasdaq Inc.	5.950%	8/15/2053	200	202
	Nasdaq Inc.	6.100%	6/28/2063	200	203
	National Australia Bank Ltd.	4.944%	1/12/2028	250	252
	National Australia Bank Ltd.	4.308%	6/13/2028	250	250
	National Australia Bank Ltd.	4.900%	6/13/2028	500	505
	National Australia Bank Ltd.	4.787%	1/10/2029	250	253
	National Australia Bank Ltd.	4.434%	6/4/2029	250	250
	National Australia Bank Ltd.	4.901%	1/14/2030	250	254
	National Australia Bank Ltd.	4.534%	6/13/2030	250	250
	National Bank of Canada	5.600%	12/18/2028	250	256
	NatWest Group plc	5.516%	9/30/2028	200	202
	NatWest Group plc	4.892%	5/18/2029	1,000	1,003
	NatWest Group plc	5.808%	9/13/2029	200	204
	NatWest Group plc	5.076%	1/27/2030	200	201
	NatWest Group plc	4.445%	5/8/2030	700	693
	NatWest Group plc	4.964%	8/15/2030	200	201
	NatWest Group plc	6.016%	3/2/2034	200	210
	NatWest Group plc	6.475%	6/1/2034	200	207
	NatWest Group plc	5.778%	3/1/2035	275	285
	NatWest Group plc	3.032%	11/28/2035	200	184
	Nomura Holdings Inc.	5.594%	7/2/2027	200	202
	Nomura Holdings Inc.	5.386%	7/6/2027	200	202
	Nomura Holdings Inc.	2.172%	7/14/2028	200	190
	Nomura Holdings Inc.	4.996%	6/29/2029	200	200
	Nomura Holdings Inc.	5.605%	7/6/2029	225	229
	Nomura Holdings Inc.	3.103%	1/16/2030	400	376
	Nomura Holdings Inc.	4.904%	7/1/2030	200	199
	Nomura Holdings Inc.	2.679%	7/16/2030	250	229
	Nomura Holdings Inc.	2.608%	7/14/2031	200	179
	Nomura Holdings Inc.	2.999%	1/22/2032	200	180
	Nomura Holdings Inc.	5.783%	7/3/2034	200	206
	Nomura Holdings Inc.	5.491%	6/29/2035	200	203
[5]	North Haven Private Income Fund LLC	5.125%	9/25/2028	114	111
	Northern Trust Corp.	3.650%	8/3/2028	100	99
	Northern Trust Corp.	4.150%	11/19/2030	102	100
	Northern Trust Corp.	6.125%	11/2/2032	200	214
	Northern Trust Corp.	5.117%	11/19/2040	148	145
	Oaktree Specialty Lending Corp.	6.340%	2/27/2030	100	99
	Old National Bancorp	5.768%	2/15/2036	59	59
	Old Republic International Corp.	5.700%	6/1/2036	175	176
	Old Republic International Corp.	3.850%	6/11/2051	200	144
	ORIX Corp.	3.700%	7/18/2027	200	198
	ORIX Corp.	4.650%	9/10/2029	95	95
	ORIX Corp.	4.450%	9/9/2030	225	222
	ORIX Corp.	2.250%	3/9/2031	50	45
	PartnerRe Finance B LLC	3.700%	7/2/2029	95	92
	PartnerRe Finance B LLC	4.500%	10/1/2050	100	96

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
PayPal Holdings Inc.	4.450%	3/6/2028	63	63
PayPal Holdings Inc.	2.850%	10/1/2029	400	377
PayPal Holdings Inc.	2.300%	6/1/2030	200	182
PayPal Holdings Inc.	4.950%	6/1/2031	250	250
PayPal Holdings Inc.	5.150%	6/1/2034	600	596
PayPal Holdings Inc.	5.100%	4/1/2035	99	98
PayPal Holdings Inc.	5.550%	6/1/2036	199	199
PayPal Holdings Inc.	3.250%	6/1/2050	210	136
PayPal Holdings Inc.	5.500%	6/1/2054	200	183
Pinnacle Bank	5.957%	1/15/2036	250	248
Pinnacle Financial Partners Inc.	6.168%	11/1/2030	100	102
Pinnacle Financial Partners Inc.	5.596%	5/19/2032	159	159
PNC Bank NA	3.100%	10/25/2027	250	246
PNC Bank NA	3.250%	1/22/2028	150	147
PNC Bank NA	4.050%	7/26/2028	250	247
PNC Bank NA	2.700%	10/22/2029	150	141
PNC Financial Services Group Inc.	3.450%	4/23/2029	500	486
PNC Financial Services Group Inc.	5.582%	6/12/2029	200	204
PNC Financial Services Group Inc.	2.550%	1/22/2030	425	396
PNC Financial Services Group Inc.	5.492%	5/14/2030	225	230
PNC Financial Services Group Inc.	5.222%	1/29/2031	190	193
PNC Financial Services Group Inc.	4.899%	5/13/2031	360	362
PNC Financial Services Group Inc.	4.812%	10/21/2032	250	249
PNC Financial Services Group Inc.	4.626%	6/6/2033	200	195
PNC Financial Services Group Inc.	6.037%	10/28/2033	255	269
PNC Financial Services Group Inc.	5.068%	1/24/2034	200	200
PNC Financial Services Group Inc.	5.939%	8/18/2034	590	620
PNC Financial Services Group Inc.	6.875%	10/20/2034	430	475
PNC Financial Services Group Inc.	5.676%	1/22/2035	500	515
PNC Financial Services Group Inc.	5.401%	7/23/2035	2,265	2,294
PNC Financial Services Group Inc.	5.575%	1/29/2036	800	819
PNC Financial Services Group Inc.	5.423%	1/25/2041	286	281
Principal Financial Group Inc.	5.300%	1/15/2037	122	121
Principal Financial Group Inc.	4.625%	9/15/2042	50	44
Principal Financial Group Inc.	4.350%	5/15/2043	150	127
Principal Financial Group Inc.	4.300%	11/15/2046	195	161
Progressive Corp.	4.000%	3/1/2029	100	99
Progressive Corp.	6.625%	3/1/2029	125	132
Progressive Corp.	4.600%	3/26/2031	75	75
Progressive Corp.	4.950%	6/15/2033	100	101
Progressive Corp.	4.350%	4/25/2044	50	43
Progressive Corp.	4.125%	4/15/2047	290	234
Progressive Corp.	4.200%	3/15/2048	115	94
Progressive Corp.	3.950%	3/26/2050	180	140
Progressive Corp.	3.700%	3/15/2052	100	74
Prudential Financial Inc.	3.878%	3/27/2028	163	161
Prudential Financial Inc.	5.750%	7/15/2033	100	105
Prudential Financial Inc.	5.200%	3/14/2035	75	75
Prudential Financial Inc.	5.700%	12/14/2036	125	129
Prudential Financial Inc.	6.625%	12/1/2037	65	72
Prudential Financial Inc.	3.000%	3/10/2040	50	38
Prudential Financial Inc.	6.625%	6/21/2040	65	72
Prudential Financial Inc.	5.100%	8/15/2043	42	38
Prudential Financial Inc.	4.600%	5/15/2044	275	240
Prudential Financial Inc.	3.905%	12/7/2047	132	101
Prudential Financial Inc.	5.700%	9/15/2048	500	501
Prudential Financial Inc.	3.935%	12/7/2049	363	276
Prudential Financial Inc.	4.350%	2/25/2050	210	170
Prudential Financial Inc.	3.700%	10/1/2050	200	185
Prudential Financial Inc.	5.125%	3/1/2052	250	245
Prudential Financial Inc.	6.000%	9/1/2052	150	152
Prudential Financial Inc.	6.500%	3/15/2054	175	181
Prudential Financial Inc.	6.250%	6/15/2056	73	73
Prudential Funding Asia plc	3.125%	4/14/2030	200	189
Radian Group Inc.	6.200%	5/15/2029	118	122
Raymond James Financial Inc.	4.650%	4/1/2030	55	55
Raymond James Financial Inc.	4.950%	7/15/2046	135	121
Raymond James Financial Inc.	3.750%	4/1/2051	250	181
Raymond James Financial Inc.	5.650%	9/11/2055	175	170
Regions Bank	4.755%	7/27/2029	600	600

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Regions Bank	6.450%	6/26/2037	250	266
	Regions Financial Corp.	1.800%	8/12/2028	120	113
	Regions Financial Corp.	5.722%	6/6/2030	200	205
	Regions Financial Corp.	5.502%	9/6/2035	100	101
	Reinsurance Group of America Inc.	3.900%	5/15/2029	50	49
	Reinsurance Group of America Inc.	6.000%	9/15/2033	165	172
	Reinsurance Group of America Inc.	5.750%	9/15/2034	175	179
	Reinsurance Group of America Inc.	6.650%	9/15/2055	195	198
	Reinsurance Group of America Inc.	6.375%	9/15/2056	68	68
	RenaissanceRe Finance Inc.	3.450%	7/1/2027	75	74
	RenaissanceRe Holdings Ltd.	3.600%	4/15/2029	75	73
	RenaissanceRe Holdings Ltd.	5.750%	6/5/2033	132	135
	RenaissanceRe Holdings Ltd.	5.800%	4/1/2035	85	87
	Royal Bank of Canada	4.240%	8/3/2027	200	200
	Royal Bank of Canada	6.000%	11/1/2027	200	204
	Royal Bank of Canada	4.900%	1/12/2028	200	201
	Royal Bank of Canada	4.522%	10/18/2028	140	140
	Royal Bank of Canada	4.965%	1/24/2029	200	201
	Royal Bank of Canada	4.950%	2/1/2029	200	203
	Royal Bank of Canada	4.498%	8/6/2029	173	172
	Royal Bank of Canada	4.400%	4/17/2030	167	166
	Royal Bank of Canada	4.969%	8/2/2030	100	101
	Royal Bank of Canada	5.153%	2/4/2031	463	469
	Royal Bank of Canada	4.970%	5/2/2031	421	424
	Royal Bank of Canada	4.696%	8/6/2031	149	148
	Royal Bank of Canada	2.300%	11/3/2031	1,000	892
	Royal Bank of Canada	4.612%	5/3/2032	189	187
	Royal Bank of Canada	3.875%	5/4/2032	200	191
	Royal Bank of Canada	5.000%	2/1/2033	465	468
	Royal Bank of Canada	5.000%	5/2/2033	200	202
	Royal Bank of Canada	5.150%	2/1/2034	200	204
	S&P Global Inc.	4.750%	8/1/2028	140	141
	S&P Global Inc.	2.950%	3/1/2029	250	240
	S&P Global Inc.	2.500%	12/1/2029	125	117
	S&P Global Inc.	1.250%	8/15/2030	200	175
[5]	S&P Global Inc.	4.250%	1/15/2031	172	168
	S&P Global Inc.	2.900%	3/1/2032	300	272
[5]	S&P Global Inc.	4.800%	12/4/2035	60	59
	S&P Global Inc.	3.250%	12/1/2049	150	104
	S&P Global Inc.	3.700%	3/1/2052	200	148
	S&P Global Inc.	2.300%	8/15/2060	100	49
	S&P Global Inc.	3.900%	3/1/2062	100	72
	Santander Holdings USA Inc.	4.400%	7/13/2027	250	250
	Santander Holdings USA Inc.	6.499%	3/9/2029	200	205
	Santander Holdings USA Inc.	6.174%	1/9/2030	200	205
	Santander Holdings USA Inc.	5.040%	6/5/2030	105	105
	Santander Holdings USA Inc.	5.741%	3/20/2031	125	128
	Santander Holdings USA Inc.	6.342%	5/31/2035	125	132
	Santander UK Group Holdings plc	3.823%	11/3/2028	200	198
	Santander UK Group Holdings plc	6.534%	1/10/2029	415	426
	Santander UK Group Holdings plc	5.694%	4/15/2031	222	228
	Santander UK Group Holdings plc	5.136%	9/22/2036	200	194
	Selective Insurance Group Inc.	5.375%	3/1/2049	50	46
	SiriusPoint Ltd.	7.000%	4/5/2029	75	78
	Sixth Street Lending Partners	6.500%	3/11/2029	200	204
	Sixth Street Lending Partners	5.750%	1/15/2030	150	149
	Sixth Street Lending Partners	6.125%	7/15/2030	50	50
	Sixth Street Specialty Lending Inc.	5.650%	8/15/2031	75	74
	State Street Bank & Trust Co.	4.782%	11/23/2029	250	252
	State Street Corp.	4.536%	2/28/2028	200	201
	State Street Corp.	4.530%	2/20/2029	100	100
	State Street Corp.	4.141%	12/3/2029	200	198
	State Street Corp.	2.400%	1/24/2030	150	140
	State Street Corp.	4.729%	2/28/2030	200	201
	State Street Corp.	4.834%	4/24/2030	75	76
	State Street Corp.	4.558%	4/23/2032	146	144
	State Street Corp.	2.623%	2/7/2033	350	312
	State Street Corp.	4.821%	1/26/2034	130	129
	State Street Corp.	5.159%	5/18/2034	500	505
	State Street Corp.	3.031%	11/1/2034	125	117

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	State Street Corp.	5.146%	2/28/2036	200	200
	State Street Corp.	4.784%	10/23/2036	102	99
	State Street Corp.	5.094%	4/24/2037	154	153
	Sumisho Air Lease Corp.	3.625%	12/1/2027	200	197
	Sumisho Air Lease Corp.	2.100%	9/1/2028	500	472
	Sumisho Air Lease Corp.	3.250%	10/1/2029	100	95
	Sumisho Air Lease Corp.	3.000%	2/1/2030	225	210
	Sumisho Air Lease Corp.	3.125%	12/1/2030	750	694
[5]	Sumisho Air Lease Corp.	5.500%	3/24/2036	75	75
	Sumitomo Mitsui Financial Group Inc.	3.364%	7/12/2027	700	693
	Sumitomo Mitsui Financial Group Inc.	3.544%	1/17/2028	300	296
	Sumitomo Mitsui Financial Group Inc.	3.944%	7/19/2028	100	99
	Sumitomo Mitsui Financial Group Inc.	1.902%	9/17/2028	500	471
	Sumitomo Mitsui Financial Group Inc.	3.040%	7/16/2029	475	452
	Sumitomo Mitsui Financial Group Inc.	2.750%	1/15/2030	1,870	1,745
	Sumitomo Mitsui Financial Group Inc.	5.240%	4/15/2030	200	203
	Sumitomo Mitsui Financial Group Inc.	1.710%	1/12/2031	200	175
	Sumitomo Mitsui Financial Group Inc.	4.494%	1/15/2032	400	392
	Sumitomo Mitsui Financial Group Inc.	5.454%	1/15/2032	200	204
[3]	Sumitomo Mitsui Financial Group Inc.	4.934%	7/7/2032	200	199
	Sumitomo Mitsui Financial Group Inc.	5.766%	1/13/2033	295	307
	Sumitomo Mitsui Financial Group Inc.	4.954%	7/8/2033	200	199
	Sumitomo Mitsui Financial Group Inc.	5.776%	7/13/2033	200	208
	Sumitomo Mitsui Financial Group Inc.	5.558%	7/9/2034	200	205
	Sumitomo Mitsui Financial Group Inc.	5.046%	1/15/2037	928	911
	Sumitomo Mitsui Financial Group Inc.	2.296%	1/12/2041	200	137
	Sumitomo Mitsui Financial Group Inc.	5.334%	3/3/2041	105	102
	Sumitomo Mitsui Financial Group Inc.	6.184%	7/13/2043	200	212
	Sumitomo Mitsui Financial Group Inc.	5.836%	7/9/2044	200	201
	Sumitomo Mitsui Financial Group Inc.	5.796%	7/8/2046	105	104
	Sumitomo Mitsui Financial Group Inc.	5.570%	1/15/2047	200	196
	Synchrony Financial	3.950%	12/1/2027	300	297
	Synchrony Financial	5.019%	7/29/2029	27	27
	Synchrony Financial	5.450%	3/6/2031	200	200
	Synchrony Financial	4.947%	2/25/2032	100	97
[5]	Takeoff Merger Sub Inc.	4.400%	3/24/2028	97	96
[5]	Takeoff Merger Sub Inc.	4.500%	3/24/2029	86	85
[5]	Takeoff Merger Sub Inc.	4.850%	3/24/2031	88	87
	Texas Capital Bancshares Inc.	5.301%	2/27/2032	125	124
	Toronto-Dominion Bank	5.156%	1/10/2028	225	227
	Toronto-Dominion Bank	4.861%	1/31/2028	88	88
	Toronto-Dominion Bank	5.523%	7/17/2028	225	229
	Toronto-Dominion Bank	4.361%	4/23/2029	400	398
	Toronto-Dominion Bank	2.000%	9/10/2031	325	287
	Toronto-Dominion Bank	5.298%	1/30/2032	140	143
	Toronto-Dominion Bank	3.200%	3/10/2032	47	43
	Toronto-Dominion Bank	4.456%	6/8/2032	353	347
	Toronto-Dominion Bank	4.866%	4/22/2033	1,600	1,588
	Toronto-Dominion Bank	5.146%	9/10/2034	120	120
	Toronto-Dominion Bank	4.928%	10/15/2035	111	109
	TPG Operating Group II LP	4.875%	5/15/2031	80	79
	TPG Operating Group II LP	5.375%	1/15/2036	150	146
	Travelers Cos. Inc.	5.050%	7/24/2035	50	50
	Travelers Cos. Inc.	6.250%	6/15/2037	150	163
	Travelers Cos. Inc.	4.300%	8/25/2045	150	127
	Travelers Cos. Inc.	4.000%	5/30/2047	225	180
	Travelers Cos. Inc.	4.100%	3/4/2049	200	161
	Travelers Cos. Inc.	2.550%	4/27/2050	500	301
	Travelers Cos. Inc.	5.450%	5/25/2053	143	139
	Travelers Cos. Inc.	5.700%	7/24/2055	75	75
	Travelers Property Casualty Corp.	6.375%	3/15/2033	26	29
	Truist Bank	4.420%	7/24/2028	250	250
	Truist Bank	4.144%	1/27/2029	121	120
	Truist Financial Corp.	1.125%	8/3/2027	500	483
	Truist Financial Corp.	4.873%	1/26/2029	2,450	2,461
	Truist Financial Corp.	3.875%	3/19/2029	200	196
	Truist Financial Corp.	7.161%	10/30/2029	200	211
	Truist Financial Corp.	5.435%	1/24/2030	275	280
	Truist Financial Corp.	1.950%	6/5/2030	100	90
	Truist Financial Corp.	4.597%	1/27/2032	2,072	2,043

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Truist Financial Corp.	4.916%	7/28/2033	200	196
Truist Financial Corp.	5.867%	6/8/2034	200	208
Truist Financial Corp.	5.711%	1/24/2035	275	283
UBS AG	5.000%	7/9/2027	250	252
UBS AG	7.500%	2/15/2028	425	445
UBS AG	5.650%	9/11/2028	225	230
UBS AG	4.678%	11/29/2030	250	250
UBS AG / Stamford CT	4.302%	3/16/2029	168	167
UBS Americas Inc.	7.125%	7/15/2032	100	111
UBS Group AG	4.875%	5/15/2045	375	340
Unum Group	4.000%	6/15/2029	80	78
Unum Group	5.250%	12/15/2035	129	127
Unum Group	5.750%	8/15/2042	75	74
Unum Group	4.500%	12/15/2049	100	80
Unum Group	6.000%	6/15/2054	100	98
US Bancorp	5.775%	6/12/2029	275	281
US Bancorp	3.000%	7/30/2029	240	229
US Bancorp	5.384%	1/23/2030	275	280
US Bancorp	5.100%	7/23/2030	650	658
US Bancorp	5.046%	2/12/2031	120	121
US Bancorp	5.083%	5/15/2031	150	152
US Bancorp	4.481%	1/26/2032	534	526
US Bancorp	2.677%	1/27/2033	90	80
US Bancorp	4.967%	7/22/2033	235	233
US Bancorp	5.850%	10/21/2033	525	547
US Bancorp	4.839%	2/1/2034	360	355
US Bancorp	5.836%	6/12/2034	275	287
US Bancorp	5.678%	1/23/2035	275	284
US Bancorp	2.491%	11/3/2036	700	610
US Bancorp	5.033%	1/26/2037	210	207
US Bancorp	5.723%	5/20/2041	250	252
Verisk Analytics Inc.	4.125%	3/15/2029	400	395
Verisk Analytics Inc.	4.450%	3/15/2031	115	113
Verisk Analytics Inc.	5.250%	3/15/2035	115	114
Verisk Analytics Inc.	5.125%	3/15/2036	200	195
Verisk Analytics Inc.	3.625%	5/15/2050	150	106
Visa Inc.	0.750%	8/15/2027	500	481
Visa Inc.	2.750%	9/15/2027	150	147
Visa Inc.	3.800%	2/12/2029	125	123
Visa Inc.	4.100%	2/12/2031	250	247
Visa Inc.	1.100%	2/15/2031	400	346
Visa Inc.	4.400%	2/12/2033	250	246
Visa Inc.	4.150%	12/14/2035	325	310
Visa Inc.	4.700%	2/12/2036	250	247
Visa Inc.	2.700%	4/15/2040	200	152
Visa Inc.	4.300%	12/14/2045	550	472
Visa Inc.	3.650%	9/15/2047	100	77
Visa Inc.	2.000%	8/15/2050	300	161
Voya Financial Inc.	5.700%	7/15/2043	75	74
Voya Financial Inc.	4.800%	6/15/2046	40	35
Voya Financial Inc.	4.700%	1/23/2048	100	98
Webster Financial Corp.	4.100%	3/25/2029	55	54
Wells Fargo & Co.	4.300%	7/22/2027	475	475
Wells Fargo & Co.	4.808%	7/25/2028	975	978
Wells Fargo & Co.	4.150%	1/24/2029	200	198
Wells Fargo & Co.	4.577%	5/20/2029	500	499
Wells Fargo & Co.	5.574%	7/25/2029	350	356
Wells Fargo & Co.	4.078%	9/15/2029	280	276
Wells Fargo & Co.	6.303%	10/23/2029	990	1,024
Wells Fargo & Co.	4.182%	1/23/2030	375	370
Wells Fargo & Co.	2.879%	10/30/2030	1,300	1,224
Wells Fargo & Co.	5.244%	1/24/2031	300	304
Wells Fargo & Co.	4.478%	4/4/2031	1,250	1,237
Wells Fargo & Co.	4.844%	5/20/2032	390	389
Wells Fargo & Co.	3.350%	3/2/2033	215	198
Wells Fargo & Co.	4.897%	7/25/2033	975	968
Wells Fargo & Co.	5.389%	4/24/2034	777	789
Wells Fargo & Co.	5.557%	7/25/2034	350	359
Wells Fargo & Co.	6.491%	10/23/2034	300	324
Wells Fargo & Co.	5.499%	1/23/2035	1,025	1,045

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Wells Fargo & Co.	5.211%	12/3/2035	425	424
Wells Fargo & Co.	4.892%	9/15/2036	1,500	1,464
Wells Fargo & Co.	4.960%	1/23/2037	219	214
Wells Fargo & Co.	3.068%	4/30/2041	600	458
Wells Fargo & Co.	5.375%	11/2/2043	1,000	941
Wells Fargo & Co.	4.650%	11/4/2044	325	277
Wells Fargo & Co.	4.900%	11/17/2045	250	219
Wells Fargo & Co.	4.400%	6/14/2046	300	243
Wells Fargo & Co.	4.750%	12/7/2046	350	298
Wells Fargo & Co.	5.433%	1/23/2047	792	761
Wells Fargo & Co.	5.013%	4/4/2051	1,750	1,569
Wells Fargo & Co.	4.611%	4/25/2053	400	336
Wells Fargo Bank NA	5.950%	8/26/2036	200	210
Wells Fargo Bank NA	5.850%	2/1/2037	300	311
Wells Fargo Bank NA	6.600%	1/15/2038	225	247
Western Union Co.	4.750%	6/15/2029	100	99
Western Union Co.	6.200%	6/21/2040	17	17
Westpac Banking Corp.	4.150%	5/11/2028	500	498
Westpac Banking Corp.	1.953%	11/20/2028	275	260
Westpac Banking Corp.	5.050%	4/16/2029	200	203
Westpac Banking Corp.	2.650%	1/16/2030	150	141
Westpac Banking Corp.	4.450%	6/12/2031	433	430
Westpac Banking Corp.	5.405%	8/10/2033	200	202
Westpac Banking Corp.	6.820%	11/17/2033	200	218
Westpac Banking Corp.	4.110%	7/24/2034	25	24
Westpac Banking Corp.	2.668%	11/15/2035	315	284
Westpac Banking Corp.	5.618%	11/20/2035	260	262
Westpac Banking Corp.	3.020%	11/18/2036	500	447
Westpac Banking Corp.	4.421%	7/24/2039	200	179
Westpac Banking Corp.	2.963%	11/16/2040	200	148
Willis North America Inc.	4.500%	9/15/2028	100	100
Willis North America Inc.	2.950%	9/15/2029	440	416
Willis North America Inc.	4.550%	3/15/2031	146	143
Willis North America Inc.	5.350%	5/15/2033	100	101
Willis North America Inc.	5.150%	3/15/2036	75	74
Willis North America Inc.	5.050%	9/15/2048	50	45
Willis North America Inc.	3.875%	9/15/2049	90	67
Willis North America Inc.	5.900%	3/5/2054	125	123
Zions Bancorp NA	3.250%	10/29/2029	250	236
Zions Bancorp NA	6.816%	11/19/2035	50	53
				401,706
Health Care (2.8%)
Abbott Laboratories	1.150%	1/30/2028	100	95
Abbott Laboratories	3.700%	3/9/2029	375	368
Abbott Laboratories	1.400%	6/30/2030	150	133
Abbott Laboratories	4.000%	3/15/2031	750	731
Abbott Laboratories	4.300%	3/15/2033	525	509
Abbott Laboratories	4.650%	3/15/2036	712	691
Abbott Laboratories	4.750%	11/30/2036	200	195
Abbott Laboratories	4.750%	3/15/2038	475	458
Abbott Laboratories	5.300%	5/27/2040	250	251
Abbott Laboratories	4.900%	11/30/2046	700	644
Abbott Laboratories	5.500%	3/15/2056	700	686
Abbott Laboratories	5.600%	3/15/2066	400	392
AbbVie Inc.	3.775%	3/3/2028	150	149
AbbVie Inc.	4.650%	3/15/2028	200	201
AbbVie Inc.	4.250%	11/14/2028	200	199
AbbVie Inc.	4.800%	3/15/2029	525	529
AbbVie Inc.	3.200%	11/21/2029	1,730	1,657
AbbVie Inc.	4.875%	3/15/2030	200	202
AbbVie Inc.	4.125%	3/15/2031	150	147
AbbVie Inc.	4.950%	3/15/2031	1,000	1,014
AbbVie Inc.	4.400%	3/15/2033	150	147
AbbVie Inc.	5.050%	3/15/2034	550	556
AbbVie Inc.	4.550%	3/15/2035	350	339
AbbVie Inc.	5.200%	3/15/2035	175	178
AbbVie Inc.	4.500%	5/14/2035	450	433
AbbVie Inc.	4.750%	3/15/2036	208	204
AbbVie Inc.	4.300%	5/14/2036	200	189

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	AbbVie Inc.	4.050%	11/21/2039	768	676
	AbbVie Inc.	4.400%	11/6/2042	501	441
	AbbVie Inc.	4.850%	6/15/2044	230	211
	AbbVie Inc.	4.750%	3/15/2045	200	180
	AbbVie Inc.	4.700%	5/14/2045	702	629
	AbbVie Inc.	4.450%	5/14/2046	455	391
	AbbVie Inc.	4.875%	11/14/2048	425	382
	AbbVie Inc.	4.250%	11/21/2049	1,375	1,123
	AbbVie Inc.	5.400%	3/15/2054	700	673
	AbbVie Inc.	5.600%	3/15/2055	100	99
	AbbVie Inc.	5.550%	3/15/2056	241	237
	AbbVie Inc.	5.500%	3/15/2064	350	337
	AbbVie Inc.	5.650%	3/15/2066	150	148
	Adventist Health System	4.742%	12/1/2030	150	149
	Adventist Health System	5.430%	3/1/2032	100	102
	Adventist Health System	5.757%	12/1/2034	75	77
	Adventist Health System	3.630%	3/1/2049	50	35
	Advocate Health & Hospitals Corp.	3.829%	8/15/2028	50	49
	Advocate Health & Hospitals Corp.	2.211%	6/15/2030	25	23
	Advocate Health & Hospitals Corp.	4.272%	8/15/2048	100	83
	Advocate Health & Hospitals Corp.	3.387%	10/15/2049	75	54
	Advocate Health & Hospitals Corp.	3.008%	6/15/2050	75	50
	Aetna Inc.	6.625%	6/15/2036	130	142
	Aetna Inc.	6.750%	12/15/2037	100	109
	Aetna Inc.	4.500%	5/15/2042	75	65
	Agilent Technologies Inc.	2.750%	9/15/2029	100	94
	Agilent Technologies Inc.	2.100%	6/4/2030	100	91
	Agilent Technologies Inc.	4.750%	9/9/2034	150	148
	AHS Hospital Corp.	5.024%	7/1/2045	75	70
	AHS Hospital Corp.	2.780%	7/1/2051	150	94
[2]	Allina Health System	3.887%	4/15/2049	75	58
	Amgen Inc.	3.200%	11/2/2027	600	591
	Amgen Inc.	5.150%	3/2/2028	500	505
	Amgen Inc.	1.650%	8/15/2028	400	377
	Amgen Inc.	4.050%	8/18/2029	325	320
	Amgen Inc.	4.200%	2/19/2031	79	77
	Amgen Inc.	2.000%	1/15/2032	450	389
	Amgen Inc.	3.350%	2/22/2032	600	557
	Amgen Inc.	4.200%	3/1/2033	200	192
	Amgen Inc.	5.250%	3/2/2033	925	941
	Amgen Inc.	3.150%	2/21/2040	575	448
	Amgen Inc.	2.800%	8/15/2041	250	181
	Amgen Inc.	4.950%	10/1/2041	240	223
	Amgen Inc.	5.150%	11/15/2041	126	120
	Amgen Inc.	5.600%	3/2/2043	406	404
	Amgen Inc.	4.400%	5/1/2045	450	382
	Amgen Inc.	5.500%	2/19/2046	200	194
	Amgen Inc.	4.563%	6/15/2048	275	232
	Amgen Inc.	4.663%	6/15/2051	775	658
	Amgen Inc.	4.200%	2/22/2052	325	255
	Amgen Inc.	5.650%	3/2/2053	750	730
	Amgen Inc.	2.770%	9/1/2053	422	249
	Amgen Inc.	5.650%	2/19/2056	125	122
	Amgen Inc.	4.400%	2/22/2062	150	117
	Amgen Inc.	5.750%	3/2/2063	500	485
	Ascension Health	4.078%	11/15/2028	64	63
	Ascension Health	2.532%	11/15/2029	350	328
	Ascension Health	4.294%	11/15/2030	127	125
	Ascension Health	4.923%	11/15/2035	108	107
	Ascension Health	3.106%	11/15/2039	100	79
	Ascension Health	3.945%	11/15/2046	200	160
[2]	Ascension Health	4.847%	11/15/2053	75	67
	Astrazeneca Finance LLC	4.875%	3/3/2028	200	202
	Astrazeneca Finance LLC	1.750%	5/28/2028	200	191
	Astrazeneca Finance LLC	4.850%	2/26/2029	225	227
	Astrazeneca Finance LLC	4.900%	3/3/2030	200	203
	Astrazeneca Finance LLC	4.900%	2/26/2031	200	203
	Astrazeneca Finance LLC	2.250%	5/28/2031	200	180
	Astrazeneca Finance LLC	4.300%	3/2/2033	250	243
	Astrazeneca Finance LLC	4.875%	3/3/2033	75	76

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Astrazeneca Finance LLC	5.000%	2/26/2034	270	273
	Astrazeneca Finance LLC	4.600%	3/2/2036	150	145
	AstraZeneca plc	4.000%	1/17/2029	200	198
	AstraZeneca plc	1.375%	8/6/2030	300	265
	AstraZeneca plc	6.450%	9/15/2037	400	444
	AstraZeneca plc	4.000%	9/18/2042	290	246
	AstraZeneca plc	3.000%	5/28/2051	135	90
	Augusta SpinCo Corp.	4.321%	9/23/2027	83	83
	Augusta SpinCo Corp.	4.398%	3/23/2029	83	82
	Augusta SpinCo Corp.	4.945%	3/23/2033	300	298
	Banner Health	2.338%	1/1/2030	125	116
	Banner Health	2.907%	1/1/2042	100	73
	Banner Health	3.181%	1/1/2050	75	51
	Baptist Healthcare System Obligated Group	3.540%	8/15/2050	250	179
	Baxalta Inc.	5.250%	6/23/2045	73	68
	Baxter International Inc.	2.272%	12/1/2028	250	235
	Baxter International Inc.	4.450%	2/15/2029	29	29
	Baxter International Inc.	4.900%	12/15/2030	39	39
	Baxter International Inc.	2.539%	2/1/2032	500	430
	Baxter International Inc.	3.500%	8/15/2046	150	102
	Baxter International Inc.	3.132%	12/1/2051	200	119
	Baylor Scott & White Holdings	1.777%	11/15/2030	100	89
	Baylor Scott & White Holdings	4.185%	11/15/2045	100	84
	Baylor Scott & White Holdings	2.839%	11/15/2050	350	222
	Becton Dickinson & Co.	4.693%	2/13/2028	250	250
	Becton Dickinson & Co.	4.874%	2/8/2029	135	136
	Becton Dickinson & Co.	2.823%	5/20/2030	125	117
	Becton Dickinson & Co.	1.957%	2/11/2031	375	331
	Becton Dickinson & Co.	5.110%	2/8/2034	100	100
	Becton Dickinson & Co.	3.794%	5/20/2050	24	17
	Biogen Inc.	2.250%	5/1/2030	400	365
	Biogen Inc.	5.750%	5/15/2035	125	130
	Biogen Inc.	3.150%	5/1/2050	300	195
	Biogen Inc.	3.250%	2/15/2051	150	99
	Biogen Inc.	6.450%	5/15/2055	100	107
	Bio-Rad Laboratories Inc.	3.700%	3/15/2032	250	232
	Bon Secours Mercy Health Inc.	4.302%	7/1/2028	25	25
[2]	Bon Secours Mercy Health Inc.	3.464%	6/1/2030	100	96
	Boston Scientific Corp.	2.650%	6/1/2030	150	139
	Boston Scientific Corp.	4.550%	3/1/2039	131	123
	Boston Scientific Corp.	7.375%	1/15/2040	50	59
	Boston Scientific Corp.	4.700%	3/1/2049	133	118
	Bristol-Myers Squibb Co.	1.125%	11/13/2027	500	480
	Bristol-Myers Squibb Co.	3.450%	11/15/2027	210	208
	Bristol-Myers Squibb Co.	1.450%	11/13/2030	200	176
	Bristol-Myers Squibb Co.	5.100%	2/22/2031	225	229
	Bristol-Myers Squibb Co.	2.950%	3/15/2032	300	274
	Bristol-Myers Squibb Co.	5.200%	2/22/2034	537	548
	Bristol-Myers Squibb Co.	3.550%	3/15/2042	350	278
	Bristol-Myers Squibb Co.	3.250%	8/1/2042	100	76
	Bristol-Myers Squibb Co.	4.625%	5/15/2044	175	156
	Bristol-Myers Squibb Co.	4.350%	11/15/2047	250	208
	Bristol-Myers Squibb Co.	4.550%	2/20/2048	233	199
	Bristol-Myers Squibb Co.	4.250%	10/26/2049	700	569
	Bristol-Myers Squibb Co.	2.550%	11/13/2050	500	295
	Bristol-Myers Squibb Co.	3.700%	3/15/2052	720	528
	Bristol-Myers Squibb Co.	5.550%	2/22/2054	725	708
	Bristol-Myers Squibb Co.	3.900%	3/15/2062	200	143
	Cardinal Health Inc.	5.125%	2/15/2029	125	126
	Cardinal Health Inc.	5.000%	11/15/2029	150	151
	Cardinal Health Inc.	4.500%	9/15/2030	100	99
	Cardinal Health Inc.	5.450%	2/15/2034	100	102
	Cardinal Health Inc.	5.350%	11/15/2034	200	202
	Cardinal Health Inc.	5.150%	9/15/2035	100	100
	Cardinal Health Inc.	4.600%	3/15/2043	75	66
	Cardinal Health Inc.	4.500%	11/15/2044	50	42
	Cardinal Health Inc.	4.900%	9/15/2045	100	89
	Cardinal Health Inc.	4.368%	6/15/2047	125	103
	Cardinal Health Inc.	5.750%	11/15/2054	100	99
	Cencora Inc.	3.450%	12/15/2027	275	271

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Cencora Inc.	4.625%	12/15/2027	100	100
	Cencora Inc.	3.950%	2/13/2029	158	155
	Cencora Inc.	4.850%	12/15/2029	100	101
	Cencora Inc.	4.250%	11/15/2030	150	147
	Cencora Inc.	2.700%	3/15/2031	250	228
	Cencora Inc.	4.600%	2/13/2033	83	81
	Cencora Inc.	5.125%	2/15/2034	100	100
	Cencora Inc.	5.150%	2/15/2035	125	125
	Cencora Inc.	4.900%	2/13/2036	176	172
	Cencora Inc.	4.250%	3/1/2045	100	83
	Cencora Inc.	4.300%	12/15/2047	175	145
	Cencora Inc.	5.650%	2/13/2056	100	98
	Children's Health System of Texas	2.511%	8/15/2050	300	175
	Children's Hospital Corp.	4.115%	1/1/2047	75	62
	Children's Hospital Corp.	2.585%	2/1/2050	50	31
	Children's Hospital Medical Center	4.268%	5/15/2044	50	43
	CHRISTUS Health	4.341%	7/1/2028	200	199
	Cigna Group	4.375%	10/15/2028	610	607
	Cigna Group	5.000%	5/15/2029	200	202
	Cigna Group	2.400%	3/15/2030	231	213
	Cigna Group	4.500%	9/15/2030	115	114
	Cigna Group	2.375%	3/15/2031	250	225
	Cigna Group	5.125%	5/15/2031	150	152
	Cigna Group	4.875%	9/15/2032	336	335
	Cigna Group	5.250%	2/15/2034	200	202
	Cigna Group	5.250%	1/15/2036	500	501
	Cigna Group	4.800%	8/15/2038	415	393
	Cigna Group	3.200%	3/15/2040	150	117
	Cigna Group	6.125%	11/15/2041	92	96
	Cigna Group	4.800%	7/15/2046	400	352
	Cigna Group	3.875%	10/15/2047	170	130
	Cigna Group	4.900%	12/15/2048	245	215
	Cigna Group	3.400%	3/15/2050	375	260
	Cigna Group	3.400%	3/15/2051	100	69
	Cigna Group	5.600%	2/15/2054	225	217
	Cigna Group	6.000%	1/15/2056	99	101
	City of Hope	5.623%	11/15/2043	75	73
	City of Hope	4.378%	8/15/2048	100	82
	Cleveland Clinic Foundation	4.858%	1/1/2114	100	84
	CommonSpirit Health	4.352%	9/1/2030	103	101
	CommonSpirit Health	2.782%	10/1/2030	500	461
	CommonSpirit Health	5.205%	12/1/2031	150	152
	CommonSpirit Health	5.318%	12/1/2034	125	125
	CommonSpirit Health	4.825%	9/1/2035	88	86
	CommonSpirit Health	4.975%	9/1/2035	105	102
[2]	CommonSpirit Health	4.350%	11/1/2042	225	195
	CommonSpirit Health	5.580%	9/1/2045	78	76
	CommonSpirit Health	3.817%	10/1/2049	50	37
	CommonSpirit Health	4.187%	10/1/2049	150	117
	CommonSpirit Health	5.548%	12/1/2054	100	95
	CommonSpirit Health	5.662%	9/1/2055	125	121
	Community Health Network Inc.	3.099%	5/1/2050	140	89
	Cottage Health Obligated Group	3.304%	11/1/2049	100	70
	CVS Health Corp.	1.300%	8/21/2027	600	579
	CVS Health Corp.	4.300%	3/25/2028	677	674
	CVS Health Corp.	5.000%	1/30/2029	470	474
	CVS Health Corp.	5.400%	6/1/2029	350	358
	CVS Health Corp.	3.250%	8/15/2029	360	345
	CVS Health Corp.	5.125%	2/21/2030	250	253
	CVS Health Corp.	3.750%	4/1/2030	300	290
	CVS Health Corp.	1.750%	8/21/2030	350	310
	CVS Health Corp.	5.250%	1/30/2031	100	102
	CVS Health Corp.	1.875%	2/28/2031	350	307
	CVS Health Corp.	5.550%	6/1/2031	175	180
	CVS Health Corp.	5.000%	9/15/2032	72	72
	CVS Health Corp.	5.250%	2/21/2033	250	254
	CVS Health Corp.	5.300%	6/1/2033	225	228
	CVS Health Corp.	5.700%	6/1/2034	225	232
	CVS Health Corp.	4.875%	7/20/2035	125	121
	CVS Health Corp.	5.450%	9/15/2035	122	124

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
CVS Health Corp.	4.780%	3/25/2038	1,025	961
CVS Health Corp.	6.125%	9/15/2039	75	78
CVS Health Corp.	4.125%	4/1/2040	85	72
CVS Health Corp.	5.300%	12/5/2043	75	70
CVS Health Corp.	6.000%	6/1/2044	100	101
CVS Health Corp.	5.125%	7/20/2045	700	634
CVS Health Corp.	5.050%	3/25/2048	1,660	1,466
CVS Health Corp.	5.625%	2/21/2053	220	208
CVS Health Corp.	5.875%	6/1/2053	293	286
CVS Health Corp.	6.050%	6/1/2054	175	175
CVS Health Corp.	6.200%	9/15/2055	150	154
CVS Health Corp.	6.000%	6/1/2063	135	132
CVS Health Corp.	6.250%	9/15/2065	125	126
Danaher Corp.	4.375%	9/15/2045	75	64
Danaher Corp.	2.600%	10/1/2050	500	302
Dartmouth-Hitchcock Health	4.178%	8/1/2048	100	79
DENTSPLY SIRONA Inc.	3.250%	6/1/2030	150	139
DH Europe Finance II Sarl	2.600%	11/15/2029	150	141
DH Europe Finance II Sarl	3.250%	11/15/2039	175	141
Dignity Health	4.500%	11/1/2042	100	87
Dignity Health	5.267%	11/1/2064	50	45
Duke University Health System Inc.	3.920%	6/1/2047	100	79
Edwards Lifesciences Corp.	4.300%	6/15/2028	100	99
Elevance Health Inc.	3.650%	12/1/2027	500	494
Elevance Health Inc.	4.000%	9/15/2028	231	228
Elevance Health Inc.	5.150%	6/15/2029	115	117
Elevance Health Inc.	4.750%	2/15/2030	70	70
Elevance Health Inc.	2.250%	5/15/2030	530	485
Elevance Health Inc.	4.950%	11/1/2031	55	55
Elevance Health Inc.	4.600%	9/15/2032	250	245
Elevance Health Inc.	5.500%	10/15/2032	250	257
Elevance Health Inc.	4.750%	2/15/2033	200	197
Elevance Health Inc.	5.375%	6/15/2034	175	178
Elevance Health Inc.	5.950%	12/15/2034	1	1
Elevance Health Inc.	5.200%	2/15/2035	465	466
Elevance Health Inc.	5.000%	1/15/2036	304	298
Elevance Health Inc.	5.850%	1/15/2036	75	78
Elevance Health Inc.	6.375%	6/15/2037	50	54
Elevance Health Inc.	4.650%	1/15/2043	775	687
Elevance Health Inc.	4.375%	12/1/2047	261	214
Elevance Health Inc.	3.125%	5/15/2050	200	130
Elevance Health Inc.	4.550%	5/15/2052	200	165
Elevance Health Inc.	6.100%	10/15/2052	700	716
Elevance Health Inc.	5.125%	2/15/2053	200	179
Elevance Health Inc.	5.650%	6/15/2054	175	168
Elevance Health Inc.	4.850%	8/15/2054	30	25
Elevance Health Inc.	5.700%	2/15/2055	395	384
Elevance Health Inc.	5.700%	9/15/2055	100	97
Elevance Health Inc.	5.850%	11/1/2064	140	137
Eli Lilly & Co.	4.150%	8/14/2027	75	75
Eli Lilly & Co.	4.550%	2/12/2028	200	201
Eli Lilly & Co.	4.000%	10/15/2028	118	117
Eli Lilly & Co.	4.500%	2/9/2029	200	201
Eli Lilly & Co.	3.375%	3/15/2029	92	90
Eli Lilly & Co.	4.150%	5/20/2029	63	63
Eli Lilly & Co.	4.200%	8/14/2029	177	176
Eli Lilly & Co.	4.750%	2/12/2030	200	202
Eli Lilly & Co.	4.250%	3/15/2031	102	101
Eli Lilly & Co.	4.375%	5/20/2031	261	259
Eli Lilly & Co.	4.900%	2/12/2032	200	203
Eli Lilly & Co.	4.550%	10/15/2032	196	195
Eli Lilly & Co.	4.650%	5/20/2033	238	237
Eli Lilly & Co.	4.700%	2/9/2034	275	273
Eli Lilly & Co.	4.600%	8/14/2034	225	222
Eli Lilly & Co.	4.900%	10/15/2035	181	181
Eli Lilly & Co.	4.850%	5/20/2036	275	272
Eli Lilly & Co.	2.250%	5/15/2050	450	257
Eli Lilly & Co.	4.875%	2/27/2053	50	45
Eli Lilly & Co.	5.000%	2/9/2054	400	369
Eli Lilly & Co.	5.050%	8/14/2054	75	70

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Eli Lilly & Co.	5.500%	2/12/2055	400	397
	Eli Lilly & Co.	5.550%	10/15/2055	114	114
	Eli Lilly & Co.	5.600%	5/20/2056	325	326
	Eli Lilly & Co.	2.500%	9/15/2060	500	271
	Eli Lilly & Co.	4.950%	2/27/2063	250	223
	Eli Lilly & Co.	5.100%	2/9/2064	450	411
	Eli Lilly & Co.	5.200%	8/14/2064	75	70
	Eli Lilly & Co.	5.600%	2/12/2065	250	248
	Eli Lilly & Co.	5.650%	10/15/2065	103	103
	Eli Lilly & Co.	5.700%	5/20/2066	200	201
	Franciscan Missionaries of Our Lady Health System Inc.	3.914%	7/1/2049	75	57
	GE HealthCare Technologies Inc.	5.650%	11/15/2027	200	203
	GE HealthCare Technologies Inc.	4.150%	12/15/2028	98	97
	GE HealthCare Technologies Inc.	4.800%	8/14/2029	300	301
	GE HealthCare Technologies Inc.	4.800%	1/15/2031	125	125
	GE HealthCare Technologies Inc.	5.905%	11/22/2032	250	263
	GE HealthCare Technologies Inc.	5.500%	6/15/2035	150	153
	GE HealthCare Technologies Inc.	4.950%	12/15/2035	328	320
	GE HealthCare Technologies Inc.	6.377%	11/22/2052	150	160
	Gilead Sciences Inc.	4.250%	5/20/2028	85	85
	Gilead Sciences Inc.	4.400%	5/20/2029	183	183
	Gilead Sciences Inc.	4.800%	11/15/2029	225	227
	Gilead Sciences Inc.	4.600%	5/20/2031	192	191
	Gilead Sciences Inc.	5.250%	10/15/2033	100	103
	Gilead Sciences Inc.	4.900%	5/20/2034	100	100
	Gilead Sciences Inc.	5.100%	6/15/2035	525	529
	Gilead Sciences Inc.	4.600%	9/1/2035	225	219
	Gilead Sciences Inc.	4.000%	9/1/2036	150	137
	Gilead Sciences Inc.	2.600%	10/1/2040	100	73
	Gilead Sciences Inc.	5.650%	12/1/2041	175	178
	Gilead Sciences Inc.	4.800%	4/1/2044	400	364
	Gilead Sciences Inc.	4.500%	2/1/2045	100	87
	Gilead Sciences Inc.	4.750%	3/1/2046	455	408
	Gilead Sciences Inc.	4.150%	3/1/2047	100	82
	Gilead Sciences Inc.	2.800%	10/1/2050	525	331
	Gilead Sciences Inc.	5.550%	10/15/2053	100	99
	Gilead Sciences Inc.	5.500%	11/15/2054	225	220
	Gilead Sciences Inc.	5.600%	11/15/2064	200	197
	GlaxoSmithKline Capital Inc.	3.875%	5/15/2028	375	372
	GlaxoSmithKline Capital Inc.	4.500%	4/15/2030	147	147
	GlaxoSmithKline Capital Inc.	5.375%	4/15/2034	85	87
	GlaxoSmithKline Capital Inc.	4.875%	4/15/2035	424	420
	GlaxoSmithKline Capital Inc.	6.375%	5/15/2038	550	606
	GlaxoSmithKline Capital Inc.	4.200%	3/18/2043	100	87
	GlaxoSmithKline Capital plc	3.375%	6/1/2029	175	170
	Hackensack Meridian Health Inc.	2.675%	9/1/2041	250	177
	Hackensack Meridian Health Inc.	4.211%	7/1/2048	75	61
	Hackensack Meridian Health Inc.	4.500%	7/1/2057	50	41
[2]	Hartford HealthCare Corp.	3.447%	7/1/2054	20	14
	HCA Inc.	5.000%	3/1/2028	125	126
	HCA Inc.	5.200%	6/1/2028	177	179
	HCA Inc.	5.625%	9/1/2028	275	279
	HCA Inc.	4.125%	6/15/2029	330	325
	HCA Inc.	3.500%	9/1/2030	650	616
	HCA Inc.	4.300%	11/15/2030	71	69
	HCA Inc.	5.450%	4/1/2031	325	332
	HCA Inc.	4.700%	5/15/2031	200	198
	HCA Inc.	2.375%	7/15/2031	150	133
	HCA Inc.	5.500%	3/1/2032	150	153
	HCA Inc.	3.625%	3/15/2032	250	233
	HCA Inc.	4.600%	11/15/2032	92	90
	HCA Inc.	5.500%	6/1/2033	321	328
	HCA Inc.	5.600%	4/1/2034	225	230
	HCA Inc.	5.450%	9/15/2034	225	227
	HCA Inc.	5.750%	3/1/2035	250	258
	HCA Inc.	4.900%	11/15/2035	138	134
	HCA Inc.	5.300%	5/15/2036	50	50
	HCA Inc.	5.125%	6/15/2039	200	190
	HCA Inc.	4.375%	3/15/2042	250	212
	HCA Inc.	5.500%	6/15/2047	325	303

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	HCA Inc.	5.250%	6/15/2049	450	404
	HCA Inc.	3.500%	7/15/2051	500	338
	HCA Inc.	4.625%	3/15/2052	500	407
	HCA Inc.	5.900%	6/1/2053	177	172
	HCA Inc.	6.000%	4/1/2054	288	284
	HCA Inc.	5.950%	9/15/2054	312	306
	HCA Inc.	6.200%	3/1/2055	325	330
	HCA Inc.	5.700%	11/15/2055	100	95
	HCA Inc.	6.100%	4/1/2064	150	149
	Hoag Memorial Hospital Presbyterian	3.803%	7/15/2052	100	76
	Humana Inc.	5.750%	12/1/2028	100	102
	Humana Inc.	3.700%	3/23/2029	100	97
	Humana Inc.	4.875%	4/1/2030	135	135
	Humana Inc.	5.375%	4/15/2031	270	274
	Humana Inc.	2.150%	2/3/2032	200	174
	Humana Inc.	5.950%	3/15/2034	200	207
	Humana Inc.	5.550%	5/1/2035	200	200
	Humana Inc.	4.625%	12/1/2042	110	93
	Humana Inc.	4.950%	10/1/2044	270	235
	Humana Inc.	3.950%	8/15/2049	40	29
	Humana Inc.	5.500%	3/15/2053	200	181
	Humana Inc.	5.750%	4/15/2054	125	117
	Illumina Inc.	4.750%	12/12/2030	150	149
	Illumina Inc.	2.550%	3/23/2031	150	135
	Indiana University Health Inc. Obligated Group	3.970%	11/1/2048	75	60
	Iowa Health System	3.665%	2/15/2050	125	94
	Johns Hopkins Health System Corp.	3.837%	5/15/2046	125	99
	Johnson & Johnson	0.950%	9/1/2027	300	290
	Johnson & Johnson	2.900%	1/15/2028	275	270
	Johnson & Johnson	4.700%	3/1/2030	172	174
	Johnson & Johnson	1.300%	9/1/2030	375	332
	Johnson & Johnson	4.900%	6/1/2031	138	141
	Johnson & Johnson	4.850%	3/1/2032	245	250
	Johnson & Johnson	5.000%	3/1/2035	492	504
	Johnson & Johnson	3.550%	3/1/2036	175	159
	Johnson & Johnson	3.625%	3/3/2037	500	447
	Johnson & Johnson	3.400%	1/15/2038	150	130
	Johnson & Johnson	2.100%	9/1/2040	250	175
	Johnson & Johnson	4.500%	9/1/2040	150	142
	Johnson & Johnson	4.850%	5/15/2041	75	73
	Johnson & Johnson	4.500%	12/5/2043	200	185
	Johnson & Johnson	3.700%	3/1/2046	400	319
	Johnson & Johnson	3.750%	3/3/2047	250	199
	Johnson & Johnson	2.250%	9/1/2050	400	232
	Kaiser Foundation Hospitals	2.810%	6/1/2041	250	184
	Kaiser Foundation Hospitals	4.875%	4/1/2042	235	222
	Kaiser Foundation Hospitals	4.150%	5/1/2047	150	123
	Kaiser Foundation Hospitals	3.266%	11/1/2049	175	121
	Kaiser Foundation Hospitals	3.002%	6/1/2051	250	162
	Koninklijke Philips NV	6.875%	3/11/2038	100	111
	Koninklijke Philips NV	5.000%	3/15/2042	150	137
	Laboratory Corp. of America Holdings	3.600%	9/1/2027	100	99
	Laboratory Corp. of America Holdings	2.950%	12/1/2029	125	118
	Laboratory Corp. of America Holdings	4.350%	4/1/2030	100	99
	Laboratory Corp. of America Holdings	2.700%	6/1/2031	50	45
	Laboratory Corp. of America Holdings	4.550%	4/1/2032	150	148
	Laboratory Corp. of America Holdings	4.800%	10/1/2034	150	146
	Laboratory Corp. of America Holdings	4.700%	2/1/2045	195	174
	Mass General Brigham Inc.	3.342%	7/1/2060	250	162
	Mayo Clinic	3.774%	11/15/2043	75	62
	Mayo Clinic	4.128%	11/15/2052	50	40
	Mayo Clinic	3.196%	11/15/2061	150	93
	McKesson Corp.	4.900%	7/15/2028	24	24
	McKesson Corp.	4.250%	9/15/2029	100	99
	McKesson Corp.	4.650%	5/30/2030	300	300
	McKesson Corp.	4.950%	5/30/2032	350	353
	McKesson Corp.	5.250%	5/30/2035	400	406
	McLaren Health Care Corp.	4.386%	5/15/2048	50	41
[2]	MedStar Health Inc.	3.626%	8/15/2049	75	55
	Medtronic Global Holdings SCA	4.500%	3/30/2033	100	98

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Medtronic Inc.	4.375%	3/15/2035	511	491
	Medtronic Inc.	4.625%	3/15/2045	244	219
	Memorial Health Services	3.447%	11/1/2049	100	70
	Memorial Sloan-Kettering Cancer Center	2.955%	1/1/2050	100	66
	Memorial Sloan-Kettering Cancer Center	4.125%	7/1/2052	150	120
	Memorial Sloan-Kettering Cancer Center	4.200%	7/1/2055	100	81
	Merck & Co. Inc.	3.850%	9/15/2027	300	299
	Merck & Co. Inc.	4.300%	5/22/2028	500	500
	Merck & Co. Inc.	1.900%	12/10/2028	400	377
	Merck & Co. Inc.	3.400%	3/7/2029	475	463
	Merck & Co. Inc.	3.850%	3/15/2029	161	159
	Merck & Co. Inc.	4.300%	5/17/2030	133	132
	Merck & Co. Inc.	1.450%	6/24/2030	210	187
	Merck & Co. Inc.	4.150%	9/15/2030	400	395
	Merck & Co. Inc.	4.150%	3/15/2031	211	207
	Merck & Co. Inc.	4.650%	5/22/2031	186	186
	Merck & Co. Inc.	2.150%	12/10/2031	450	397
	Merck & Co. Inc.	4.550%	9/15/2032	340	337
	Merck & Co. Inc.	4.450%	12/4/2032	138	136
	Merck & Co. Inc.	4.500%	5/17/2033	175	173
	Merck & Co. Inc.	4.950%	5/22/2033	398	401
	Merck & Co. Inc.	6.500%	12/1/2033	125	138
	Merck & Co. Inc.	4.950%	9/15/2035	125	125
	Merck & Co. Inc.	4.750%	12/4/2035	258	253
	Merck & Co. Inc.	5.200%	5/22/2036	290	294
	Merck & Co. Inc.	3.900%	3/7/2039	200	176
	Merck & Co. Inc.	3.600%	9/15/2042	100	80
	Merck & Co. Inc.	4.150%	5/18/2043	650	554
	Merck & Co. Inc.	4.900%	5/17/2044	133	123
	Merck & Co. Inc.	3.700%	2/10/2045	525	412
	Merck & Co. Inc.	5.500%	3/15/2046	143	141
	Merck & Co. Inc.	5.750%	5/22/2046	100	102
	Merck & Co. Inc.	4.000%	3/7/2049	300	239
	Merck & Co. Inc.	2.450%	6/24/2050	300	175
	Merck & Co. Inc.	2.750%	12/10/2051	300	184
	Merck & Co. Inc.	5.000%	5/17/2053	265	241
	Merck & Co. Inc.	5.700%	9/15/2055	200	201
	Merck & Co. Inc.	5.550%	12/4/2055	274	270
	Merck & Co. Inc.	5.850%	5/22/2056	200	205
	Merck & Co. Inc.	2.900%	12/10/2061	325	188
	Merck & Co. Inc.	5.150%	5/17/2063	177	161
	Merck & Co. Inc.	5.700%	12/4/2065	203	201
	Methodist Hospital	2.705%	12/1/2050	300	186
[2]	Montefiore Obligated Group	5.246%	11/1/2048	150	125
	Mount Nittany Medical Center Obligated Group	3.799%	11/15/2052	75	56
	Mylan Inc.	5.400%	11/29/2043	100	88
	MyMichigan Health	3.409%	6/1/2050	125	88
	New York & Presbyterian Hospital	4.024%	8/1/2045	130	107
	New York & Presbyterian Hospital	4.063%	8/1/2056	75	59
	New York & Presbyterian Hospital	2.606%	8/1/2060	100	55
	New York & Presbyterian Hospital	3.954%	8/1/2119	125	86
	Northwell Healthcare Inc.	3.979%	11/1/2046	100	79
	Northwell Healthcare Inc.	4.260%	11/1/2047	200	163
	Northwell Healthcare Inc.	3.809%	11/1/2049	100	74
	Novant Health Inc.	2.637%	11/1/2036	50	40
	Novant Health Inc.	3.318%	11/1/2061	100	63
	Novartis Capital Corp.	3.900%	11/5/2028	152	150
	Novartis Capital Corp.	4.100%	3/16/2029	234	232
	Novartis Capital Corp.	3.800%	9/18/2029	150	147
	Novartis Capital Corp.	2.200%	8/14/2030	410	375
	Novartis Capital Corp.	4.100%	11/5/2030	450	442
	Novartis Capital Corp.	4.400%	3/18/2031	202	201
	Novartis Capital Corp.	4.300%	11/5/2032	200	196
	Novartis Capital Corp.	4.600%	3/18/2033	477	473
	Novartis Capital Corp.	4.200%	9/18/2034	150	144
	Novartis Capital Corp.	4.600%	11/5/2035	225	220
	Novartis Capital Corp.	4.900%	3/18/2036	432	429
	Novartis Capital Corp.	3.700%	9/21/2042	100	82
	Novartis Capital Corp.	4.400%	5/6/2044	375	330
	Novartis Capital Corp.	5.200%	11/5/2045	200	193

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Novartis Capital Corp.	4.000%	11/20/2045	225	186
	Novartis Capital Corp.	5.600%	3/18/2046	173	175
	Novartis Capital Corp.	2.750%	8/14/2050	75	47
	Novartis Capital Corp.	4.700%	9/18/2054	225	198
	Novartis Capital Corp.	5.700%	3/18/2056	560	571
	NY Society for Relief of Ruptured & Crippled Maintaining Hospital Special Surgery	2.667%	10/1/2050	10	6
	NYU Langone Hospitals	4.784%	7/1/2044	100	92
[2]	NYU Langone Hospitals	4.368%	7/1/2047	110	95
	NYU Langone Hospitals	3.380%	7/1/2055	200	136
	Ochsner LSU Health System of North Louisiana	2.510%	5/15/2031	50	43
[2]	OhioHealth Corp.	3.042%	11/15/2050	100	68
	Orlando Health Obligated Group	5.475%	10/1/2035	75	77
	Orlando Health Obligated Group	4.089%	10/1/2048	50	40
	PeaceHealth Obligated Group	4.335%	11/15/2028	40	40
	PeaceHealth Obligated Group	4.855%	11/15/2032	38	38
	PeaceHealth Obligated Group	4.787%	11/15/2048	75	65
	PeaceHealth Obligated Group	3.218%	11/15/2050	200	135
	Pfizer Inc.	3.875%	11/15/2027	50	50
	Pfizer Inc.	3.600%	9/15/2028	100	99
	Pfizer Inc.	3.450%	3/15/2029	375	366
	Pfizer Inc.	2.625%	4/1/2030	300	280
	Pfizer Inc.	1.700%	5/28/2030	225	202
	Pfizer Inc.	4.200%	11/15/2030	179	177
	Pfizer Inc.	1.750%	8/18/2031	200	175
	Pfizer Inc.	4.500%	11/15/2032	225	222
	Pfizer Inc.	4.875%	11/15/2035	237	234
	Pfizer Inc.	4.100%	9/15/2038	150	136
	Pfizer Inc.	3.900%	3/15/2039	125	109
	Pfizer Inc.	7.200%	3/15/2039	425	498
	Pfizer Inc.	2.550%	5/28/2040	200	145
	Pfizer Inc.	4.300%	6/15/2043	125	107
	Pfizer Inc.	4.400%	5/15/2044	200	174
	Pfizer Inc.	4.125%	12/15/2046	450	370
	Pfizer Inc.	4.200%	9/15/2048	150	122
	Pfizer Inc.	4.000%	3/15/2049	175	138
	Pfizer Inc.	2.700%	5/28/2050	450	278
	Pfizer Inc.	5.600%	11/15/2055	100	99
	Pfizer Inc.	5.700%	11/15/2065	200	196
	Pfizer Investment Enterprises Pte Ltd.	4.450%	5/19/2028	707	708
	Pfizer Investment Enterprises Pte Ltd.	4.650%	5/19/2030	527	529
	Pfizer Investment Enterprises Pte Ltd.	4.750%	5/19/2033	1,084	1,074
	Pfizer Investment Enterprises Pte Ltd.	5.110%	5/19/2043	525	497
	Pfizer Investment Enterprises Pte Ltd.	5.300%	5/19/2053	1,161	1,093
	Pfizer Investment Enterprises Pte Ltd.	5.340%	5/19/2063	857	789
	Pharmacia LLC	6.600%	12/1/2028	175	183
	Providence St. Joseph Health Obligated Group	2.532%	10/1/2029	150	140
	Providence St. Joseph Health Obligated Group	5.369%	10/1/2032	200	204
	Providence St. Joseph Health Obligated Group	5.403%	10/1/2033	200	205
[2]	Providence St. Joseph Health Obligated Group	3.744%	10/1/2047	75	56
[2]	Providence St. Joseph Health Obligated Group	3.930%	10/1/2048	75	58
	Quest Diagnostics Inc.	4.600%	12/15/2027	100	100
	Quest Diagnostics Inc.	4.200%	6/30/2029	140	138
	Quest Diagnostics Inc.	4.625%	12/15/2029	125	125
	Quest Diagnostics Inc.	2.950%	6/30/2030	160	150
	Quest Diagnostics Inc.	2.800%	6/30/2031	125	114
	Quest Diagnostics Inc.	5.000%	12/15/2034	150	149
	Quest Diagnostics Inc.	5.000%	6/30/2036	200	197
	Quest Diagnostics Inc.	5.750%	1/30/2040	13	13
	Quest Diagnostics Inc.	4.700%	3/30/2045	25	22
	Regeneron Pharmaceuticals Inc.	1.750%	9/15/2030	500	442
	Regeneron Pharmaceuticals Inc.	2.800%	9/15/2050	50	30
	Revvity Inc.	1.900%	9/15/2028	250	235
	Revvity Inc.	3.625%	3/15/2051	150	106
	Royalty Pharma plc	5.150%	9/2/2029	100	101
	Royalty Pharma plc	2.200%	9/2/2030	300	271
	Royalty Pharma plc	4.450%	3/25/2031	300	295
	Royalty Pharma plc	3.550%	9/2/2050	350	245
	Royalty Pharma plc	3.350%	9/2/2051	250	167
	Rush System for Health Obligated Group	3.922%	11/15/2029	75	73
	Sanofi SA	3.750%	11/3/2027	222	221

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Sanofi SA	3.625%	6/19/2028	225	222
Sanofi SA	3.800%	11/3/2028	221	218
Sanofi SA	4.200%	11/3/2032	225	220
Seattle Children's Hospital	2.719%	10/1/2050	200	124
Smith & Nephew plc	2.032%	10/14/2030	300	267
Solventum Corp.	5.400%	3/1/2029	59	60
Solventum Corp.	5.450%	3/13/2031	175	179
Solventum Corp.	5.600%	3/23/2034	365	373
Solventum Corp.	5.900%	4/30/2054	220	218
SSM Health Care Corp.	4.894%	6/1/2028	200	201
Stanford Health Care	3.795%	11/15/2048	75	58
Stryker Corp.	4.700%	2/10/2028	200	201
Stryker Corp.	3.650%	3/7/2028	50	49
Stryker Corp.	4.250%	9/11/2029	150	149
Stryker Corp.	4.850%	2/10/2030	175	176
Stryker Corp.	4.625%	9/11/2034	100	98
Stryker Corp.	5.200%	2/10/2035	179	181
Stryker Corp.	4.100%	4/1/2043	75	63
Stryker Corp.	4.375%	5/15/2044	50	43
Stryker Corp.	4.625%	3/15/2046	200	176
Stryker Corp.	2.900%	6/15/2050	100	65
Sutter Health	3.695%	8/15/2028	75	74
Sutter Health	5.164%	8/15/2033	75	76
Sutter Health	5.537%	8/15/2035	150	155
Sutter Health	4.091%	8/15/2048	75	60
Sutter Health	3.361%	8/15/2050	125	88
Sutter Health	5.547%	8/15/2053	75	74
Takeda Pharmaceutical Co. Ltd.	5.000%	11/26/2028	605	609
Takeda Pharmaceutical Co. Ltd.	5.300%	7/5/2034	200	202
Takeda Pharmaceutical Co. Ltd.	3.025%	7/9/2040	350	265
Takeda Pharmaceutical Co. Ltd.	5.650%	7/5/2044	250	248
Takeda Pharmaceutical Co. Ltd.	3.175%	7/9/2050	485	322
Takeda Pharmaceutical Co. Ltd.	5.650%	7/5/2054	200	195
Takeda Pharmaceutical Co. Ltd.	3.375%	7/9/2060	200	128
Takeda US Financing Inc.	5.200%	7/7/2035	275	275
Texas Health Resources	2.328%	11/15/2050	300	171
Thermo Fisher Scientific Inc.	2.600%	10/1/2029	200	188
Thermo Fisher Scientific Inc.	4.977%	8/10/2030	150	152
Thermo Fisher Scientific Inc.	4.215%	2/12/2031	109	107
Thermo Fisher Scientific Inc.	4.200%	3/1/2031	100	98
Thermo Fisher Scientific Inc.	2.000%	10/15/2031	1,000	879
Thermo Fisher Scientific Inc.	4.473%	10/7/2032	125	123
Thermo Fisher Scientific Inc.	4.550%	6/15/2033	82	81
Thermo Fisher Scientific Inc.	5.086%	8/10/2033	200	203
Thermo Fisher Scientific Inc.	4.794%	10/7/2035	150	147
Thermo Fisher Scientific Inc.	4.902%	2/12/2036	172	170
Thermo Fisher Scientific Inc.	4.894%	10/7/2037	75	74
Thermo Fisher Scientific Inc.	2.800%	10/15/2041	350	256
Thermo Fisher Scientific Inc.	5.300%	2/1/2044	185	180
Trinity Health Corp.	4.125%	12/1/2045	85	69
UMass Memorial Health Care Obligated Group	5.363%	7/1/2052	100	92
UnitedHealth Group Inc.	2.950%	10/15/2027	150	147
UnitedHealth Group Inc.	5.250%	2/15/2028	375	380
UnitedHealth Group Inc.	4.400%	6/15/2028	50	50
UnitedHealth Group Inc.	3.875%	12/15/2028	150	148
UnitedHealth Group Inc.	4.250%	1/15/2029	800	796
UnitedHealth Group Inc.	2.875%	8/15/2029	150	143
UnitedHealth Group Inc.	4.800%	1/15/2030	195	196
UnitedHealth Group Inc.	2.000%	5/15/2030	955	868
UnitedHealth Group Inc.	4.650%	1/15/2031	125	125
UnitedHealth Group Inc.	4.900%	4/15/2031	200	202
UnitedHealth Group Inc.	2.300%	5/15/2031	650	582
UnitedHealth Group Inc.	4.950%	1/15/2032	155	156
UnitedHealth Group Inc.	4.200%	5/15/2032	250	243
UnitedHealth Group Inc.	5.350%	2/15/2033	375	385
UnitedHealth Group Inc.	4.500%	4/15/2033	200	196
UnitedHealth Group Inc.	5.000%	4/15/2034	450	450
UnitedHealth Group Inc.	5.300%	6/15/2035	194	198
UnitedHealth Group Inc.	4.625%	7/15/2035	175	169
UnitedHealth Group Inc.	6.500%	6/15/2037	50	55

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	UnitedHealth Group Inc.	6.625%	11/15/2037	125	140
	UnitedHealth Group Inc.	6.875%	2/15/2038	245	280
	UnitedHealth Group Inc.	3.500%	8/15/2039	140	115
	UnitedHealth Group Inc.	2.750%	5/15/2040	200	148
	UnitedHealth Group Inc.	5.950%	2/15/2041	60	62
	UnitedHealth Group Inc.	3.050%	5/15/2041	300	226
	UnitedHealth Group Inc.	4.625%	11/15/2041	110	99
	UnitedHealth Group Inc.	4.375%	3/15/2042	50	44
	UnitedHealth Group Inc.	3.950%	10/15/2042	175	145
	UnitedHealth Group Inc.	4.250%	3/15/2043	125	106
	UnitedHealth Group Inc.	5.500%	7/15/2044	195	191
	UnitedHealth Group Inc.	4.750%	7/15/2045	305	271
	UnitedHealth Group Inc.	4.200%	1/15/2047	410	334
	UnitedHealth Group Inc.	4.250%	4/15/2047	290	236
	UnitedHealth Group Inc.	4.250%	6/15/2048	300	244
	UnitedHealth Group Inc.	4.450%	12/15/2048	150	125
	UnitedHealth Group Inc.	3.700%	8/15/2049	310	229
	UnitedHealth Group Inc.	3.250%	5/15/2051	432	291
	UnitedHealth Group Inc.	4.750%	5/15/2052	200	172
	UnitedHealth Group Inc.	5.875%	2/15/2053	400	403
	UnitedHealth Group Inc.	5.050%	4/15/2053	269	242
	UnitedHealth Group Inc.	5.375%	4/15/2054	325	306
	UnitedHealth Group Inc.	5.625%	7/15/2054	475	465
	UnitedHealth Group Inc.	5.950%	6/15/2055	300	309
	UnitedHealth Group Inc.	3.875%	8/15/2059	420	300
	UnitedHealth Group Inc.	3.125%	5/15/2060	250	151
	UnitedHealth Group Inc.	6.050%	2/15/2063	200	204
	UnitedHealth Group Inc.	5.200%	4/15/2063	300	268
	UnitedHealth Group Inc.	5.500%	4/15/2064	200	187
	UnitedHealth Group Inc.	5.750%	7/15/2064	320	312
	Universal Health Services Inc.	4.625%	10/15/2029	100	99
	Universal Health Services Inc.	2.650%	10/15/2030	300	270
	Universal Health Services Inc.	5.050%	10/15/2034	75	72
	UPMC	5.035%	5/15/2033	150	151
	Utah Acquisition Sub Inc.	5.250%	6/15/2046	225	190
	Viatris Inc.	3.850%	6/22/2040	219	172
	Viatris Inc.	4.000%	6/22/2050	275	189
	WakeMed	3.286%	10/1/2052	200	134
[2]	Willis-Knighton Medical Center	4.813%	9/1/2048	50	43
	Wyeth LLC	6.500%	2/1/2034	150	164
	Wyeth LLC	6.000%	2/15/2036	85	90
	Wyeth LLC	5.950%	4/1/2037	385	409
	Zimmer Biomet Holdings Inc.	5.050%	2/19/2030	100	101
	Zimmer Biomet Holdings Inc.	2.600%	11/24/2031	350	314
	Zimmer Biomet Holdings Inc.	5.200%	9/15/2034	22	22
	Zimmer Biomet Holdings Inc.	5.500%	2/19/2035	125	127
	Zimmer Biomet Holdings Inc.	5.750%	11/30/2039	50	51
	Zoetis Inc.	3.000%	9/12/2027	150	148
	Zoetis Inc.	4.150%	8/17/2028	196	195
	Zoetis Inc.	3.900%	8/20/2028	100	99
	Zoetis Inc.	2.000%	5/15/2030	150	136
	Zoetis Inc.	5.600%	11/16/2032	250	260
	Zoetis Inc.	5.000%	8/17/2035	143	141
	Zoetis Inc.	4.700%	2/1/2043	175	157
	Zoetis Inc.	3.950%	9/12/2047	150	117
	Zoetis Inc.	4.450%	8/20/2048	75	63
	Zoetis Inc.	3.000%	5/15/2050	100	65
					153,857
Industrials (1.8%)
	3M Co.	2.875%	10/15/2027	125	123
	3M Co.	3.375%	3/1/2029	150	146
	3M Co.	2.375%	8/26/2029	360	337
	3M Co.	4.800%	3/15/2030	365	367
	3M Co.	3.125%	9/19/2046	75	52
	3M Co.	3.625%	10/15/2047	100	75
	3M Co.	4.000%	9/14/2048	150	118
	3M Co.	3.250%	8/26/2049	320	219
	3M Co.	3.700%	4/15/2050	125	93
	AGCO Corp.	5.800%	3/21/2034	125	127

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Allegion plc	3.500%	10/1/2029	75	72
	Allegion US Holding Co. Inc.	3.550%	10/1/2027	175	173
	Allegion US Holding Co. Inc.	5.600%	5/29/2034	130	133
	American Airlines 2026-1 Class A Pass Through Trust	5.250%	5/10/2040	100	99
	American Airlines Class A Series 2021-1 Pass Through Trust	2.875%	1/11/2036	288	258
[2]	American Airlines Class A Series 2025-1 Pass Through Trust	4.900%	11/11/2039	149	145
[2]	American Airlines Class AA Series 2015-2 Pass Through Trust	3.600%	3/22/2029	29	28
[2]	American Airlines Class AA Series 2016-1 Pass Through Trust	3.575%	7/15/2029	82	81
[2]	American Airlines Class AA Series 2016-3 Pass Through Trust	3.000%	4/15/2030	82	80
[2]	American Airlines Class AA Series 2017-1 Pass Through Trust	3.650%	8/15/2030	28	28
[2]	American Airlines Class AA Series 2019-1 Pass Through Trust	3.150%	8/15/2033	34	32
	Amphenol Corp.	3.800%	11/15/2027	150	149
	Amphenol Corp.	4.375%	6/12/2028	150	150
	Amphenol Corp.	3.900%	11/15/2028	125	123
	Amphenol Corp.	4.350%	6/1/2029	100	100
	Amphenol Corp.	2.800%	2/15/2030	275	258
	Amphenol Corp.	4.125%	11/15/2030	197	193
	Amphenol Corp.	2.200%	9/15/2031	100	88
	Amphenol Corp.	4.400%	2/15/2033	202	196
	Amphenol Corp.	5.250%	4/5/2034	200	204
	Amphenol Corp.	5.000%	1/15/2035	150	150
	Amphenol Corp.	4.625%	2/15/2036	2,800	2,704
	Amphenol Corp.	5.375%	11/15/2054	50	48
	Amphenol Corp.	5.300%	11/15/2055	150	142
	Automatic Data Processing Inc.	1.700%	5/15/2028	200	191
	Automatic Data Processing Inc.	1.250%	9/1/2030	260	229
	Automatic Data Processing Inc.	4.750%	5/8/2032	240	240
	Automatic Data Processing Inc.	5.000%	5/7/2036	300	298
	Block Financial LLC	2.500%	7/15/2028	145	138
	Block Financial LLC	3.875%	8/15/2030	589	559
	Boeing Co.	3.250%	3/1/2028	100	98
	Boeing Co.	3.450%	11/1/2028	250	243
	Boeing Co.	3.200%	3/1/2029	200	193
	Boeing Co.	6.298%	5/1/2029	605	630
	Boeing Co.	2.950%	2/1/2030	190	179
	Boeing Co.	5.150%	5/1/2030	907	918
	Boeing Co.	3.625%	2/1/2031	277	263
	Boeing Co.	6.388%	5/1/2031	200	212
	Boeing Co.	6.125%	2/15/2033	75	80
	Boeing Co.	3.600%	5/1/2034	150	135
	Boeing Co.	6.528%	5/1/2034	450	489
	Boeing Co.	3.250%	2/1/2035	190	165
	Boeing Co.	3.550%	3/1/2038	50	42
	Boeing Co.	3.500%	3/1/2039	75	61
	Boeing Co.	6.875%	3/15/2039	100	112
	Boeing Co.	5.875%	2/15/2040	75	77
	Boeing Co.	5.705%	5/1/2040	640	651
	Boeing Co.	3.375%	6/15/2046	75	53
	Boeing Co.	3.650%	3/1/2047	55	40
	Boeing Co.	3.625%	3/1/2048	75	54
	Boeing Co.	3.850%	11/1/2048	60	44
	Boeing Co.	3.900%	5/1/2049	321	240
	Boeing Co.	3.750%	2/1/2050	250	182
	Boeing Co.	5.805%	5/1/2050	1,665	1,644
	Boeing Co.	6.858%	5/1/2054	650	730
	Boeing Co.	3.950%	8/1/2059	75	53
	Boeing Co.	5.930%	5/1/2060	550	542
	Boeing Co.	7.008%	5/1/2064	475	540
	Burlington Northern Santa Fe LLC	6.200%	8/15/2036	125	136
	Burlington Northern Santa Fe LLC	5.050%	3/1/2041	125	121
	Burlington Northern Santa Fe LLC	5.400%	6/1/2041	250	251
	Burlington Northern Santa Fe LLC	4.400%	3/15/2042	250	222
	Burlington Northern Santa Fe LLC	4.375%	9/1/2042	200	176
	Burlington Northern Santa Fe LLC	4.450%	3/15/2043	175	155
	Burlington Northern Santa Fe LLC	5.150%	9/1/2043	125	120
	Burlington Northern Santa Fe LLC	4.900%	4/1/2044	100	93
	Burlington Northern Santa Fe LLC	4.550%	9/1/2044	250	220
	Burlington Northern Santa Fe LLC	4.700%	9/1/2045	75	67
	Burlington Northern Santa Fe LLC	3.900%	8/1/2046	150	118
	Burlington Northern Santa Fe LLC	4.125%	6/15/2047	125	102

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Burlington Northern Santa Fe LLC	4.050%	6/15/2048	375	299
Burlington Northern Santa Fe LLC	4.150%	12/15/2048	200	162
Burlington Northern Santa Fe LLC	3.550%	2/15/2050	400	290
Burlington Northern Santa Fe LLC	3.050%	2/15/2051	200	131
Burlington Northern Santa Fe LLC	2.875%	6/15/2052	200	125
Burlington Northern Santa Fe LLC	4.450%	1/15/2053	175	145
Burlington Northern Santa Fe LLC	5.200%	4/15/2054	525	489
Burlington Northern Santa Fe LLC	5.500%	3/15/2055	484	470
Burlington Northern Santa Fe LLC	5.550%	3/15/2056	117	115
Burlington Northern Santa Fe LLC	5.800%	3/15/2056	350	354
Canadian National Railway Co.	4.350%	5/12/2029	50	50
Canadian National Railway Co.	4.200%	3/12/2031	250	245
Canadian National Railway Co.	6.250%	8/1/2034	75	82
Canadian National Railway Co.	4.750%	11/12/2035	195	191
Canadian National Railway Co.	4.950%	5/12/2036	150	149
Canadian National Railway Co.	6.200%	6/1/2036	75	81
Canadian National Railway Co.	6.375%	11/15/2037	100	111
Canadian National Railway Co.	3.200%	8/2/2046	100	71
Canadian National Railway Co.	2.450%	5/1/2050	105	62
Canadian Pacific Railway Co.	4.000%	3/15/2029	173	170
Canadian Pacific Railway Co.	2.875%	11/15/2029	100	95
Canadian Pacific Railway Co.	2.050%	3/5/2030	200	183
Canadian Pacific Railway Co.	4.800%	3/30/2030	102	103
Canadian Pacific Railway Co.	7.125%	10/15/2031	100	111
Canadian Pacific Railway Co.	2.450%	12/2/2031	350	311
Canadian Pacific Railway Co.	5.200%	3/30/2035	97	98
Canadian Pacific Railway Co.	5.950%	5/15/2037	80	85
Canadian Pacific Railway Co.	3.000%	12/2/2041	178	132
Canadian Pacific Railway Co.	4.300%	5/15/2043	75	65
Canadian Pacific Railway Co.	4.950%	8/15/2045	125	115
Canadian Pacific Railway Co.	4.700%	5/1/2048	31	27
Canadian Pacific Railway Co.	3.500%	5/1/2050	100	71
Canadian Pacific Railway Co.	3.100%	12/2/2051	500	327
Canadian Pacific Railway Co.	5.500%	3/15/2056	100	97
Canadian Pacific Railway Co.	6.125%	9/15/2115	120	124
Carrier Global Corp.	2.722%	2/15/2030	355	332
Carrier Global Corp.	2.700%	2/15/2031	85	78
Carrier Global Corp.	5.900%	3/15/2034	395	417
Carrier Global Corp.	3.377%	4/5/2040	300	241
Carrier Global Corp.	3.577%	4/5/2050	126	92
Carrier Global Corp.	6.200%	3/15/2054	159	171
Caterpillar Financial Services Corp.	3.600%	8/12/2027	300	298
Caterpillar Financial Services Corp.	4.400%	10/15/2027	175	175
Caterpillar Financial Services Corp.	4.600%	11/15/2027	150	151
Caterpillar Financial Services Corp.	3.700%	1/10/2028	136	135
Caterpillar Financial Services Corp.	4.400%	3/3/2028	132	132
Caterpillar Financial Services Corp.	4.200%	5/15/2028	150	150
Caterpillar Financial Services Corp.	4.100%	8/15/2028	250	249
Caterpillar Financial Services Corp.	3.950%	11/14/2028	75	74
Caterpillar Financial Services Corp.	3.750%	2/23/2029	250	246
Caterpillar Financial Services Corp.	4.300%	5/15/2029	175	174
Caterpillar Financial Services Corp.	4.700%	11/15/2029	150	151
Caterpillar Financial Services Corp.	4.800%	1/8/2030	100	101
Caterpillar Financial Services Corp.	4.150%	1/8/2031	96	94
Caterpillar Financial Services Corp.	4.500%	5/15/2031	186	185
Caterpillar Inc.	2.600%	9/19/2029	200	189
Caterpillar Inc.	2.600%	4/9/2030	120	112
Caterpillar Inc.	5.200%	5/15/2035	100	102
Caterpillar Inc.	6.050%	8/15/2036	100	109
Caterpillar Inc.	3.803%	8/15/2042	243	202
Caterpillar Inc.	3.250%	9/19/2049	200	141
Caterpillar Inc.	3.250%	4/9/2050	200	141
Cintas Corp. No. 2	4.200%	5/1/2028	150	149
Cintas Corp. No. 2	4.000%	5/1/2032	150	144
CNH Industrial Capital LLC	4.500%	10/8/2027	100	100
CNH Industrial Capital LLC	5.100%	4/20/2029	265	267
CNH Industrial Capital LLC	4.500%	10/16/2030	200	197
CNH Industrial Capital LLC	4.375%	3/7/2031	175	171
CNH Industrial Capital LLC	4.950%	6/25/2031	113	113
CNH Industrial NV	3.850%	11/15/2027	100	99

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	CSX Corp.	3.800%	3/1/2028	350	346
	CSX Corp.	4.250%	3/15/2029	200	199
	CSX Corp.	2.400%	2/15/2030	172	160
	CSX Corp.	4.100%	11/15/2032	187	181
	CSX Corp.	5.200%	11/15/2033	100	102
	CSX Corp.	5.050%	6/15/2035	510	511
	CSX Corp.	6.220%	4/30/2040	152	164
	CSX Corp.	5.500%	4/15/2041	225	226
	CSX Corp.	4.750%	5/30/2042	210	193
	CSX Corp.	4.100%	3/15/2044	150	125
	CSX Corp.	3.800%	11/1/2046	140	109
	CSX Corp.	4.300%	3/1/2048	250	207
	CSX Corp.	4.750%	11/15/2048	70	62
	CSX Corp.	4.500%	3/15/2049	125	106
	CSX Corp.	3.350%	9/15/2049	265	186
	CSX Corp.	4.500%	11/15/2052	162	136
	CSX Corp.	4.500%	8/1/2054	25	21
	CSX Corp.	4.250%	11/1/2066	150	114
	CSX Corp.	4.650%	3/1/2068	75	62
	Cummins Inc.	4.250%	5/9/2028	100	100
	Cummins Inc.	4.900%	2/20/2029	100	101
	Cummins Inc.	4.700%	2/15/2031	300	301
	Cummins Inc.	5.300%	5/9/2035	400	408
	Cummins Inc.	2.600%	9/1/2050	200	121
	Cummins Inc.	5.450%	2/20/2054	200	196
	Deere & Co.	5.375%	10/16/2029	125	129
	Deere & Co.	5.450%	1/16/2035	150	155
	Deere & Co.	2.875%	9/7/2049	200	132
	Deere & Co.	3.750%	4/15/2050	175	135
	Deere & Co.	5.700%	1/19/2055	100	103
	Deere Funding Canada Corp.	4.150%	10/9/2030	184	181
	Delta Air Lines Inc.	4.950%	7/10/2028	154	155
	Delta Air Lines Inc.	5.250%	7/10/2030	118	119
[2]	Delta Air Lines Pass Through Trust Class AA Series 2020-1	2.000%	12/10/2029	96	93
	Dover Corp.	2.950%	11/4/2029	75	71
	Eaton Capital ULC	4.450%	5/9/2030	200	199
	Eaton Corp.	3.103%	9/15/2027	128	126
	Eaton Corp.	3.850%	3/6/2028	350	347
	Eaton Corp.	3.950%	3/6/2029	158	156
	Eaton Corp.	4.200%	3/6/2031	116	114
	Eaton Corp.	4.500%	3/6/2033	51	50
	Eaton Corp.	4.150%	3/15/2033	236	228
	Eaton Corp.	4.800%	3/6/2036	114	112
	Eaton Corp.	4.150%	11/2/2042	150	129
	Eaton Corp.	4.700%	8/23/2052	42	37
	Eaton Corp.	5.450%	3/6/2056	600	589
	Embraer Netherlands Finance BV	5.980%	2/11/2035	100	104
	Embraer Netherlands Finance BV	5.400%	1/9/2038	160	155
	Emerson Electric Co.	2.000%	12/21/2028	200	189
	Emerson Electric Co.	1.950%	10/15/2030	100	90
	Emerson Electric Co.	2.200%	12/21/2031	200	177
[2]	Federal Express Corp. Pass Through Trusts Series 2020-1	1.875%	8/20/2035	353	305
	FedEx Corp.	4.250%	5/15/2030	100	99
	FedEx Corp.	3.900%	2/1/2035	200	184
	FedEx Corp.	4.750%	11/15/2045	250	225
	FedEx Corp.	4.550%	4/1/2046	225	197
	FedEx Corp.	4.400%	1/15/2047	125	107
	FedEx Corp.	4.050%	2/15/2048	200	162
	FedEx Corp.	4.950%	10/17/2048	150	135
	FedEx Corp.	5.250%	5/15/2050	250	236
[5]	Fedex Freight Holding Co. Inc.	4.300%	3/15/2029	152	150
[5]	Fedex Freight Holding Co. Inc.	4.650%	3/15/2031	198	194
[5]	Fedex Freight Holding Co. Inc.	4.950%	3/15/2033	104	102
[5]	Fedex Freight Holding Co. Inc.	5.250%	3/15/2036	133	129
	Flowserve Corp.	5.700%	5/15/2036	75	75
	Fortive Corp.	4.750%	5/15/2031	75	74
	Fortive Corp.	4.300%	6/15/2046	100	82
	GE Capital International Funding Co. Unlimited Co.	4.418%	11/15/2035	343	327
	GE Vernova Inc.	4.250%	2/4/2031	129	127
	GE Vernova Inc.	4.875%	2/4/2036	133	131

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	GE Vernova Inc.	5.500%	2/4/2056	115	112
	General Electric Co.	4.300%	7/29/2030	75	74
	General Electric Co.	6.750%	3/15/2032	240	264
	General Electric Co.	4.900%	1/29/2036	150	150
	GXO Logistics Inc.	2.650%	7/15/2031	250	222
	GXO Logistics Inc.	6.500%	5/6/2034	90	94
	HEICO Corp.	5.350%	8/1/2033	265	269
	Hexcel Corp.	4.900%	5/15/2031	50	50
[5]	Honeywell Aerospace Inc.	3.900%	3/16/2028	74	73
[5]	Honeywell Aerospace Inc.	4.300%	3/16/2031	355	349
[5]	Honeywell Aerospace Inc.	4.600%	3/16/2033	330	324
[5]	Honeywell Aerospace Inc.	4.950%	3/16/2036	590	581
[5]	Honeywell Aerospace Inc.	5.622%	3/16/2046	250	249
[5]	Honeywell Aerospace Inc.	5.732%	3/16/2056	680	680
	Honeywell International Inc.	2.700%	8/15/2029	100	95
	Honeywell International Inc.	1.750%	9/1/2031	250	217
	Honeywell International Inc.	4.500%	1/15/2034	200	195
	Howmet Aerospace Inc.	3.000%	1/15/2029	275	265
	Howmet Aerospace Inc.	4.850%	10/15/2031	100	100
	Howmet Aerospace Inc.	4.550%	11/15/2032	152	149
	Howmet Aerospace Inc.	5.950%	2/1/2037	175	186
	Hubbell Inc.	3.150%	8/15/2027	50	49
	Hubbell Inc.	3.500%	2/15/2028	175	172
	Hubbell Inc.	4.650%	6/15/2031	125	124
	Hubbell Inc.	4.900%	6/15/2033	143	142
	Hubbell Inc.	4.800%	11/15/2035	105	102
	Hubbell Inc.	5.150%	6/15/2036	99	99
	Huntington Ingalls Industries Inc.	3.483%	12/1/2027	100	98
	Huntington Ingalls Industries Inc.	2.043%	8/16/2028	200	189
	Huntington Ingalls Industries Inc.	5.353%	1/15/2030	200	203
	Huntington Ingalls Industries Inc.	4.200%	5/1/2030	200	195
	Huntington Ingalls Industries Inc.	5.749%	1/15/2035	615	634
	IDEX Corp.	4.950%	9/1/2029	85	85
	IDEX Corp.	3.000%	5/1/2030	75	70
	Illinois Tool Works Inc.	4.875%	9/15/2041	75	71
	Illinois Tool Works Inc.	3.900%	9/1/2042	250	208
	Ingersoll Rand Inc.	5.400%	8/14/2028	100	102
	Ingersoll Rand Inc.	5.176%	6/15/2029	200	203
	Ingersoll Rand Inc.	5.700%	8/14/2033	200	208
	Ingersoll Rand Inc.	5.450%	6/15/2034	200	204
	Ingersoll Rand Inc.	5.700%	6/15/2054	60	59
	Jacobs Solutions Inc.	4.750%	3/3/2031	300	297
	Jacobs Solutions Inc.	5.375%	3/3/2036	225	221
[2]	JetBlue Pass Through Trust Class A Series 2020-1	4.000%	5/15/2034	96	91
[2]	JetBlue Pass Through Trust Class AA Series 2019-1	2.750%	11/15/2033	70	62
	John Deere Capital Corp.	2.800%	9/8/2027	150	148
	John Deere Capital Corp.	4.150%	9/15/2027	200	200
	John Deere Capital Corp.	3.050%	1/6/2028	100	98
	John Deere Capital Corp.	4.650%	1/7/2028	100	101
	John Deere Capital Corp.	4.750%	1/20/2028	200	201
	John Deere Capital Corp.	4.250%	6/5/2028	125	125
	John Deere Capital Corp.	4.950%	7/14/2028	200	202
	John Deere Capital Corp.	4.125%	1/18/2029	121	120
	John Deere Capital Corp.	3.450%	3/7/2029	50	49
	John Deere Capital Corp.	3.900%	3/9/2029	208	205
	John Deere Capital Corp.	4.850%	6/11/2029	119	120
	John Deere Capital Corp.	4.400%	6/15/2029	61	61
	John Deere Capital Corp.	2.800%	7/18/2029	150	143
	John Deere Capital Corp.	2.450%	1/9/2030	325	304
	John Deere Capital Corp.	4.550%	6/5/2030	225	225
	John Deere Capital Corp.	4.375%	10/15/2030	200	199
	John Deere Capital Corp.	4.900%	3/7/2031	450	456
	John Deere Capital Corp.	4.200%	3/10/2031	115	113
	John Deere Capital Corp.	4.375%	4/15/2031	200	198
	John Deere Capital Corp.	4.400%	9/8/2031	750	744
	John Deere Capital Corp.	5.150%	9/8/2033	300	307
	John Deere Capital Corp.	5.100%	4/11/2034	175	178
	John Deere Capital Corp.	5.050%	6/12/2034	200	202
	Johnson Controls International plc / Tyco Fire & Security Finance SCA	5.500%	4/19/2029	125	128
	Johnson Controls International plc / Tyco Fire & Security Finance SCA	4.900%	12/1/2032	122	122

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Kennametal Inc.	5.800%	5/28/2036	63	64
	Keysight Technologies Inc.	3.000%	10/30/2029	200	190
	Keysight Technologies Inc.	4.950%	10/15/2034	50	49
	Kirby Corp.	4.200%	3/1/2028	300	298
	L3Harris Technologies Inc.	4.400%	6/15/2028	175	174
	L3Harris Technologies Inc.	5.050%	6/1/2029	130	131
	L3Harris Technologies Inc.	5.250%	6/1/2031	130	132
	L3Harris Technologies Inc.	5.400%	7/31/2033	260	266
	L3Harris Technologies Inc.	5.350%	6/1/2034	130	132
	L3Harris Technologies Inc.	4.854%	4/27/2035	100	98
	L3Harris Technologies Inc.	5.054%	4/27/2045	100	93
	L3Harris Technologies Inc.	5.600%	7/31/2053	175	171
	L3Harris Technologies Inc.	5.500%	8/15/2054	100	97
	Lennox International Inc.	1.700%	8/1/2027	50	49
	Lockheed Martin Corp.	5.100%	11/15/2027	250	253
	Lockheed Martin Corp.	4.450%	5/15/2028	100	100
	Lockheed Martin Corp.	4.150%	8/15/2028	150	149
	Lockheed Martin Corp.	4.400%	8/15/2030	175	174
	Lockheed Martin Corp.	4.700%	12/15/2031	150	151
	Lockheed Martin Corp.	3.900%	6/15/2032	100	96
	Lockheed Martin Corp.	5.250%	1/15/2033	250	258
	Lockheed Martin Corp.	3.600%	3/1/2035	150	137
	Lockheed Martin Corp.	5.000%	8/15/2035	125	125
	Lockheed Martin Corp.	4.500%	5/15/2036	100	96
	Lockheed Martin Corp.	6.150%	9/1/2036	300	326
	Lockheed Martin Corp.	4.070%	12/15/2042	270	228
	Lockheed Martin Corp.	3.800%	3/1/2045	150	119
	Lockheed Martin Corp.	4.700%	5/15/2046	275	245
	Lockheed Martin Corp.	4.090%	9/15/2052	331	261
	Lockheed Martin Corp.	4.150%	6/15/2053	250	198
	Lockheed Martin Corp.	5.700%	11/15/2054	250	251
	Lockheed Martin Corp.	5.200%	2/15/2055	215	202
	Lockheed Martin Corp.	4.300%	6/15/2062	125	98
	Lockheed Martin Corp.	5.900%	11/15/2063	134	138
	MasTec Inc.	5.900%	6/15/2029	100	103
[5]	Mobility Global Inc.	5.050%	6/15/2029	122	122
[5]	Mobility Global Inc.	5.450%	6/15/2031	112	113
[5]	Mobility Global Inc.	6.050%	6/15/2036	143	145
	Nordson Corp.	5.600%	9/15/2028	60	61
	Nordson Corp.	4.500%	12/15/2029	200	199
	Nordson Corp.	5.800%	9/15/2033	79	82
	Norfolk Southern Corp.	3.800%	8/1/2028	113	112
	Norfolk Southern Corp.	2.550%	11/1/2029	200	188
	Norfolk Southern Corp.	5.050%	8/1/2030	550	559
	Norfolk Southern Corp.	3.000%	3/15/2032	200	183
	Norfolk Southern Corp.	5.100%	5/1/2035	50	50
	Norfolk Southern Corp.	4.837%	10/1/2041	113	105
	Norfolk Southern Corp.	3.950%	10/1/2042	100	82
	Norfolk Southern Corp.	4.450%	6/15/2045	75	65
	Norfolk Southern Corp.	4.650%	1/15/2046	75	66
	Norfolk Southern Corp.	3.942%	11/1/2047	135	105
	Norfolk Southern Corp.	4.100%	5/15/2049	73	58
	Norfolk Southern Corp.	3.400%	11/1/2049	75	53
	Norfolk Southern Corp.	3.050%	5/15/2050	350	228
	Norfolk Southern Corp.	2.900%	8/25/2051	105	66
	Norfolk Southern Corp.	4.050%	8/15/2052	239	184
	Norfolk Southern Corp.	4.550%	6/1/2053	179	150
	Norfolk Southern Corp.	5.350%	8/1/2054	581	548
	Norfolk Southern Corp.	3.155%	5/15/2055	438	280
	Norfolk Southern Corp.	5.950%	3/15/2064	110	111
	Norfolk Southern Corp.	5.100%	8/1/2118	60	52
	Norfolk Southern Corp.	4.100%	5/15/2121	100	70
	Northrop Grumman Corp.	3.250%	1/15/2028	100	98
	Northrop Grumman Corp.	4.600%	2/1/2029	100	100
	Northrop Grumman Corp.	4.400%	5/1/2030	290	288
	Northrop Grumman Corp.	4.650%	7/15/2030	100	100
	Northrop Grumman Corp.	4.700%	3/15/2033	100	99
	Northrop Grumman Corp.	4.900%	6/1/2034	150	149
	Northrop Grumman Corp.	5.150%	5/1/2040	90	88
	Northrop Grumman Corp.	5.050%	11/15/2040	150	145

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Northrop Grumman Corp.	4.750%	6/1/2043	275	251
Northrop Grumman Corp.	4.030%	10/15/2047	380	303
Northrop Grumman Corp.	5.250%	5/1/2050	135	127
Northrop Grumman Corp.	4.950%	3/15/2053	100	90
Northrop Grumman Corp.	5.200%	6/1/2054	350	327
nVent Finance Sarl	4.550%	4/15/2028	100	100
nVent Finance Sarl	5.650%	5/15/2033	100	103
Oshkosh Corp.	4.600%	5/15/2028	185	185
Oshkosh Corp.	3.100%	3/1/2030	60	56
Otis Worldwide Corp.	5.250%	8/16/2028	150	152
Otis Worldwide Corp.	4.488%	5/7/2029	300	299
Otis Worldwide Corp.	2.565%	2/15/2030	300	279
Otis Worldwide Corp.	5.125%	11/19/2031	50	51
Otis Worldwide Corp.	5.131%	9/4/2035	63	63
Otis Worldwide Corp.	3.112%	2/15/2040	125	96
Otis Worldwide Corp.	3.362%	2/15/2050	150	105
PACCAR Financial Corp.	4.450%	8/6/2027	300	301
PACCAR Financial Corp.	4.000%	8/8/2028	133	132
PACCAR Financial Corp.	4.000%	11/7/2028	117	116
PACCAR Financial Corp.	3.900%	2/5/2029	179	177
PACCAR Financial Corp.	4.300%	6/18/2029	71	71
PACCAR Financial Corp.	4.000%	9/26/2029	250	247
PACCAR Financial Corp.	4.550%	5/8/2030	125	126
Parker-Hannifin Corp.	4.250%	9/15/2027	215	215
Parker-Hannifin Corp.	3.250%	6/14/2029	75	72
Parker-Hannifin Corp.	6.250%	5/15/2038	150	165
Parker-Hannifin Corp.	4.450%	11/21/2044	200	176
Paychex Inc.	5.100%	4/15/2030	258	260
Paychex Inc.	5.350%	4/15/2032	372	376
Paychex Inc.	5.600%	4/15/2035	225	227
Precision Castparts Corp.	4.375%	6/15/2045	200	172
Quanta Services Inc.	4.750%	8/9/2027	400	401
Quanta Services Inc.	4.300%	8/9/2028	300	299
Quanta Services Inc.	4.500%	1/15/2031	325	321
Quanta Services Inc.	5.250%	8/9/2034	200	202
Quanta Services Inc.	5.100%	8/9/2035	275	273
Regal Rexnord Corp.	6.050%	4/15/2028	250	255
Regal Rexnord Corp.	6.300%	2/15/2030	145	151
Regal Rexnord Corp.	6.400%	4/15/2033	225	239
RELX Capital Inc.	4.000%	3/18/2029	100	98
RELX Capital Inc.	4.750%	3/27/2030	81	81
RELX Capital Inc.	3.000%	5/22/2030	150	141
RELX Capital Inc.	4.750%	5/20/2032	100	99
RELX Capital Inc.	5.250%	3/27/2035	63	64
Republic Services Inc.	5.000%	11/15/2029	125	127
Republic Services Inc.	4.750%	7/15/2030	700	704
Republic Services Inc.	4.750%	7/15/2031	79	79
Republic Services Inc.	1.750%	2/15/2032	135	115
Republic Services Inc.	5.000%	12/15/2033	115	116
Republic Services Inc.	5.000%	7/15/2036	65	64
Rockwell Automation Inc.	3.500%	3/1/2029	100	98
Rockwell Automation Inc.	2.800%	8/15/2061	200	116
RTX Corp.	7.200%	8/15/2027	25	26
RTX Corp.	4.125%	11/16/2028	537	533
RTX Corp.	2.250%	7/1/2030	740	677
RTX Corp.	1.900%	9/1/2031	200	175
RTX Corp.	2.375%	3/15/2032	200	177
RTX Corp.	5.150%	2/27/2033	200	204
RTX Corp.	6.100%	3/15/2034	612	657
RTX Corp.	5.400%	5/1/2035	150	154
RTX Corp.	6.050%	6/1/2036	100	108
RTX Corp.	4.450%	11/16/2038	260	242
RTX Corp.	4.700%	12/15/2041	50	46
RTX Corp.	4.500%	6/1/2042	675	604
RTX Corp.	4.150%	5/15/2045	200	165
RTX Corp.	3.750%	11/1/2046	200	153
RTX Corp.	4.350%	4/15/2047	250	209
RTX Corp.	4.050%	5/4/2047	107	86
RTX Corp.	4.625%	11/16/2048	350	304
RTX Corp.	3.125%	7/1/2050	179	119

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	RTX Corp.	2.820%	9/1/2051	200	124
	RTX Corp.	3.030%	3/15/2052	200	129
	RTX Corp.	5.375%	2/27/2053	200	192
	RTX Corp.	6.400%	3/15/2054	314	345
	Ryder System Inc.	5.650%	3/1/2028	100	102
	Ryder System Inc.	5.250%	6/1/2028	200	203
	Ryder System Inc.	5.375%	3/15/2029	300	306
	Ryder System Inc.	4.900%	12/1/2029	50	50
	Ryder System Inc.	4.850%	6/15/2030	50	50
	Ryder System Inc.	4.300%	12/1/2030	100	99
	Ryder System Inc.	6.600%	12/1/2033	300	327
	Snap-on Inc.	4.100%	3/1/2048	75	61
	Snap-on Inc.	3.100%	5/1/2050	75	51
	Southwest Airlines Co.	3.450%	11/16/2027	50	49
	Southwest Airlines Co.	4.375%	11/15/2028	100	99
	Southwest Airlines Co.	2.625%	2/10/2030	100	93
	Southwest Airlines Co.	5.250%	11/15/2035	125	121
	Textron Inc.	3.900%	9/17/2029	225	219
	Textron Inc.	6.100%	11/15/2033	50	53
	Textron Inc.	4.950%	3/15/2036	150	146
	Timken Co.	4.500%	12/15/2028	25	25
	TR Finance LLC	5.500%	8/15/2035	75	76
	TR Finance LLC	5.850%	4/15/2040	100	99
	Trane Technologies Financing Ltd.	3.800%	3/21/2029	225	221
	Trane Technologies Financing Ltd.	5.250%	3/3/2033	200	204
	Trimble Inc.	4.900%	6/15/2028	50	50
	Triton Container International Ltd. / TAL International Container Corp.	3.250%	3/15/2032	104	93
	Triton Container International Ltd. / TAL International Container Corp.	5.150%	2/15/2033	75	74
	Tyco Electronics Group SA	3.125%	8/15/2027	200	198
	Tyco Electronics Group SA	4.500%	2/9/2031	100	99
	Tyco Electronics Group SA	2.500%	2/4/2032	200	177
	Tyco Electronics Group SA	4.875%	2/9/2036	164	161
	Tyco Electronics Group SA	7.125%	10/1/2037	125	143
	Union Pacific Corp.	2.400%	2/5/2030	200	186
	Union Pacific Corp.	2.800%	2/14/2032	100	91
	Union Pacific Corp.	3.375%	2/1/2035	100	89
	Union Pacific Corp.	5.100%	2/20/2035	115	117
	Union Pacific Corp.	2.891%	4/6/2036	500	421
	Union Pacific Corp.	3.600%	9/15/2037	90	79
	Union Pacific Corp.	3.250%	2/5/2050	200	138
	Union Pacific Corp.	2.950%	3/10/2052	250	159
	Union Pacific Corp.	4.950%	9/9/2052	110	100
	Union Pacific Corp.	3.500%	2/14/2053	600	423
	Union Pacific Corp.	5.600%	12/1/2054	57	57
	Union Pacific Corp.	3.950%	8/15/2059	100	74
	Union Pacific Corp.	3.839%	3/20/2060	386	278
	Union Pacific Corp.	2.973%	9/16/2062	325	190
	Union Pacific Corp.	3.799%	4/6/2071	260	179
[2]	United Airlines Class A Series 2019-2 Pass Through Trust	2.700%	11/1/2033	71	64
[2]	United Airlines Class A Series 2020-1 Pass Through Trust	5.875%	4/15/2029	160	162
[2]	United Airlines Class A Series 2023-1 Pass Through Trust	5.800%	7/15/2037	205	213
[2]	United Airlines Class AA Series 2016-1 Pass Through Trust	3.100%	1/7/2030	110	108
[2]	United Airlines Class AA Series 2016-2 Pass Through Trust	2.875%	4/7/2030	44	42
[2]	United Airlines Class AA Series 2019-1 Pass Through Trust	4.150%	2/25/2033	122	119
	United Airlines Class AA Series 2024-1 Pass Through Trust	5.450%	8/15/2038	376	383
	United Parcel Service Inc.	3.400%	3/15/2029	100	97
	United Parcel Service Inc.	2.500%	9/1/2029	100	94
	United Parcel Service Inc.	4.650%	10/15/2030	125	126
	United Parcel Service Inc.	4.875%	3/3/2033	200	202
	United Parcel Service Inc.	5.150%	5/22/2034	200	204
	United Parcel Service Inc.	5.250%	5/14/2035	50	51
	United Parcel Service Inc.	6.200%	1/15/2038	173	188
	United Parcel Service Inc.	5.200%	4/1/2040	255	252
	United Parcel Service Inc.	4.875%	11/15/2040	875	829
	United Parcel Service Inc.	3.625%	10/1/2042	100	79
	United Parcel Service Inc.	4.250%	3/15/2049	104	84
	United Parcel Service Inc.	3.400%	9/1/2049	200	140
	United Parcel Service Inc.	5.300%	4/1/2050	325	308
	United Parcel Service Inc.	5.050%	3/3/2053	100	90
	United Parcel Service Inc.	5.950%	5/14/2055	100	102

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
United Parcel Service Inc.	5.600%	5/22/2064	105	101
United Parcel Service Inc.	6.050%	5/14/2065	100	103
Valmont Industries Inc.	5.000%	10/1/2044	150	136
Valmont Industries Inc.	5.250%	10/1/2054	75	70
Veralto Corp.	5.350%	9/18/2028	125	127
Veralto Corp.	4.850%	1/15/2032	150	150
Veralto Corp.	5.450%	9/18/2033	125	128
Vertiv Holdings Co.	4.850%	3/15/2036	100	97
Vertiv Holdings Co.	5.650%	3/15/2046	125	122
Vertiv Holdings Co.	5.800%	3/15/2056	150	148
Vertiv Holdings Co.	5.950%	3/15/2066	100	99
Vontier Corp.	2.400%	4/1/2028	85	82
Vontier Corp.	2.950%	4/1/2031	105	95
Waste Connections Inc.	4.250%	12/1/2028	51	51
Waste Connections Inc.	3.500%	5/1/2029	200	195
Waste Connections Inc.	2.600%	2/1/2030	139	130
Waste Connections Inc.	3.200%	6/1/2032	300	275
Waste Connections Inc.	4.200%	1/15/2033	132	127
Waste Connections Inc.	5.250%	9/1/2035	125	127
Waste Connections Inc.	4.800%	7/15/2036	259	252
Waste Connections Inc.	3.050%	4/1/2050	75	50
Waste Connections Inc.	2.950%	1/15/2052	635	408
Waste Management Inc.	4.950%	7/3/2027	200	201
Waste Management Inc.	3.150%	11/15/2027	125	123
Waste Management Inc.	4.500%	3/15/2028	200	200
Waste Management Inc.	4.875%	2/15/2029	200	202
Waste Management Inc.	4.650%	3/15/2030	400	401
Waste Management Inc.	1.500%	3/15/2031	200	174
Waste Management Inc.	4.950%	7/3/2031	175	177
Waste Management Inc.	4.800%	3/15/2032	350	352
Waste Management Inc.	4.625%	2/15/2033	88	87
Waste Management Inc.	4.875%	2/15/2034	200	201
Waste Management Inc.	4.950%	3/15/2035	200	200
Waste Management Inc.	2.500%	11/15/2050	200	120
Waste Management Inc.	5.350%	10/15/2054	115	111
Westinghouse Air Brake Technologies Corp.	4.700%	9/15/2028	175	175
Westinghouse Air Brake Technologies Corp.	4.900%	5/29/2030	50	50
Westinghouse Air Brake Technologies Corp.	5.500%	5/29/2035	75	77
WW Grainger Inc.	4.600%	6/15/2045	160	143
WW Grainger Inc.	3.750%	5/15/2046	75	59
WW Grainger Inc.	4.200%	5/15/2047	75	62
Xylem Inc.	1.950%	1/30/2028	100	96
Xylem Inc.	2.250%	1/30/2031	100	90
Xylem Inc.	5.200%	6/1/2033	53	54
Xylem Inc.	5.450%	6/1/2036	58	59
Xylem Inc.	4.375%	11/1/2046	100	83
				98,488
Materials (0.8%)
Air Products & Chemicals Inc.	4.850%	2/8/2034	265	264
Amcor Finance USA Inc.	5.625%	5/26/2033	123	126
Amcor Flexibles North America Inc.	4.800%	3/17/2028	104	104
Amcor Flexibles North America Inc.	4.250%	3/8/2029	300	297
Amcor Flexibles North America Inc.	5.100%	3/17/2030	139	140
Amcor Flexibles North America Inc.	2.630%	6/19/2030	125	115
Amcor Flexibles North America Inc.	2.690%	5/25/2031	200	181
Amcor Flexibles North America Inc.	5.500%	3/17/2035	237	241
Amcor Flexibles North America Inc.	5.125%	3/12/2036	246	241
Amrize Finance US LLC	4.700%	4/7/2028	42	42
Amrize Finance US LLC	4.950%	4/7/2030	59	59
Amrize Finance US LLC	5.400%	4/7/2035	1,830	1,858
AngloGold Ashanti Holdings plc	3.750%	10/1/2030	143	135
AptarGroup Inc.	4.750%	3/30/2031	149	148
ArcelorMittal SA	6.550%	11/29/2027	200	205
ArcelorMittal SA	4.250%	7/16/2029	100	99
ArcelorMittal SA	6.800%	11/29/2032	180	198
ArcelorMittal SA	5.375%	5/19/2036	200	198
ArcelorMittal SA	7.000%	10/15/2039	100	111
ArcelorMittal SA	6.750%	3/1/2041	135	145
ArcelorMittal SA	6.350%	6/17/2054	85	89

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Avery Dennison Corp.	4.875%	12/6/2028	75	75
	Avery Dennison Corp.	5.750%	3/15/2033	190	199
	Barrick Mining Corp.	6.450%	10/15/2035	75	82
	Barrick North America Finance LLC	5.700%	5/30/2041	350	353
	Barrick North America Finance LLC	5.750%	5/1/2043	150	151
	Berry Global Inc.	5.500%	4/15/2028	540	548
	Berry Global Inc.	5.800%	6/15/2031	200	207
	Berry Global Inc.	5.650%	1/15/2034	495	507
	BHP Billiton Finance USA Ltd.	4.750%	2/28/2028	200	201
	BHP Billiton Finance USA Ltd.	5.100%	9/8/2028	200	202
	BHP Billiton Finance USA Ltd.	5.000%	2/21/2030	102	103
	BHP Billiton Finance USA Ltd.	5.125%	2/21/2032	66	67
	BHP Billiton Finance USA Ltd.	5.300%	2/21/2035	115	117
	BHP Billiton Finance USA Ltd.	5.000%	2/15/2036	175	175
	BHP Billiton Finance USA Ltd.	5.000%	9/30/2043	440	415
	BHP Billiton Finance USA Ltd.	5.500%	9/8/2053	140	138
	BHP Billiton Finance USA Ltd.	5.750%	9/5/2055	125	127
	Cabot Corp.	4.000%	7/1/2029	55	54
	Carlisle Cos. Inc.	3.750%	12/1/2027	125	124
	Carlisle Cos. Inc.	2.750%	3/1/2030	150	140
	Carlisle Cos. Inc.	2.200%	3/1/2032	100	86
	Carlisle Cos. Inc.	5.250%	9/15/2035	32	32
	Carlisle Cos. Inc.	5.550%	9/15/2040	100	99
	Cemex SAB de CV	5.750%	6/5/2036	183	182
	CF Industries Inc.	5.150%	3/15/2034	200	198
	CF Industries Inc.	5.300%	11/26/2035	150	149
	CF Industries Inc.	4.950%	6/1/2043	150	135
	CF Industries Inc.	5.375%	3/15/2044	100	94
	CRH America Finance Inc.	4.400%	2/9/2031	172	169
	CRH America Finance Inc.	5.400%	5/21/2034	200	203
	CRH America Finance Inc.	5.500%	1/9/2035	225	229
	CRH America Finance Inc.	5.000%	2/9/2036	208	204
	CRH America Finance Inc.	5.600%	2/9/2056	100	98
	CRH SMW Finance DAC	5.200%	5/21/2029	200	203
	CRH SMW Finance DAC	5.125%	1/9/2030	400	405
	Dow Chemical Co.	4.800%	11/30/2028	225	226
	Dow Chemical Co.	2.100%	11/15/2030	280	247
	Dow Chemical Co.	5.150%	2/15/2034	175	172
	Dow Chemical Co.	4.250%	10/1/2034	106	96
	Dow Chemical Co.	5.350%	3/15/2035	99	97
	Dow Chemical Co.	9.400%	5/15/2039	203	263
	Dow Chemical Co.	5.250%	11/15/2041	100	90
	Dow Chemical Co.	4.625%	10/1/2044	200	163
	Dow Chemical Co.	5.550%	11/30/2048	100	89
	Dow Chemical Co.	6.900%	5/15/2053	150	156
	Dow Chemical Co.	5.600%	2/15/2054	360	319
	Dow Chemical Co.	5.950%	3/15/2055	110	102
[5]	DuPont de Nemours Inc.	4.725%	11/15/2028	183	183
	Eagle Materials Inc.	5.000%	3/15/2036	125	121
	Eastman Chemical Co.	5.000%	8/1/2029	150	151
	Eastman Chemical Co.	4.500%	2/20/2031	250	245
	Eastman Chemical Co.	5.625%	2/20/2034	600	611
	Ecolab Inc.	3.250%	12/1/2027	100	99
	Ecolab Inc.	5.250%	1/15/2028	200	202
	Ecolab Inc.	4.300%	6/15/2028	75	75
	Ecolab Inc.	4.600%	6/15/2029	162	162
	Ecolab Inc.	1.300%	1/30/2031	500	431
	Ecolab Inc.	4.800%	6/15/2031	225	226
	Ecolab Inc.	2.125%	2/1/2032	100	88
	Ecolab Inc.	5.150%	6/15/2033	252	255
	Ecolab Inc.	5.350%	6/15/2036	272	277
	Ecolab Inc.	2.700%	12/15/2051	255	155
	EIDP Inc.	2.300%	7/15/2030	100	92
	EIDP Inc.	5.125%	5/15/2032	75	76
	EIDP Inc.	4.800%	5/15/2033	100	99
	Freeport-McMoRan Inc.	5.000%	9/1/2027	200	200
	Freeport-McMoRan Inc.	4.125%	3/1/2028	100	99
	Freeport-McMoRan Inc.	4.375%	8/1/2028	100	99
	Freeport-McMoRan Inc.	5.250%	9/1/2029	100	101
	Freeport-McMoRan Inc.	4.250%	3/1/2030	100	98

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Freeport-McMoRan Inc.	4.625%	8/1/2030	200	199
Freeport-McMoRan Inc.	5.400%	11/14/2034	100	102
Freeport-McMoRan Inc.	5.450%	3/15/2043	300	290
Georgia-Pacific LLC	8.875%	5/15/2031	125	147
Gerdau Trade Inc.	5.750%	6/9/2035	150	153
International Flavors & Fragrances Inc.	4.450%	9/26/2028	50	50
International Flavors & Fragrances Inc.	5.000%	9/26/2048	138	122
International Paper Co.	5.000%	9/15/2035	100	98
International Paper Co.	6.000%	11/15/2041	100	101
International Paper Co.	4.800%	6/15/2044	300	258
International Paper Co.	4.400%	8/15/2047	200	160
Kinross Gold Corp.	6.250%	7/15/2033	100	106
Linde Inc.	1.100%	8/10/2030	300	263
Linde Inc.	3.550%	11/7/2042	50	40
LYB International Finance BV	5.250%	7/15/2043	200	176
LYB International Finance III LLC	5.125%	1/15/2031	35	35
LYB International Finance III LLC	5.625%	5/15/2033	52	52
LYB International Finance III LLC	5.500%	3/1/2034	585	580
LYB International Finance III LLC	6.150%	5/15/2035	50	51
LYB International Finance III LLC	5.875%	1/15/2036	150	150
LYB International Finance III LLC	4.200%	10/15/2049	135	98
Martin Marietta Materials Inc.	3.500%	12/15/2027	100	99
Martin Marietta Materials Inc.	2.500%	3/15/2030	100	92
Martin Marietta Materials Inc.	2.400%	7/15/2031	150	133
Martin Marietta Materials Inc.	3.200%	7/15/2051	220	145
Mosaic Co.	4.050%	11/15/2027	200	199
Mosaic Co.	4.350%	1/15/2029	113	112
Mosaic Co.	4.600%	11/15/2030	113	112
Mosaic Co.	5.450%	11/15/2033	100	101
Mosaic Co.	4.875%	11/15/2041	50	45
Mosaic Co.	5.625%	11/15/2043	100	95
Newmont Corp.	2.600%	7/15/2032	450	403
Newmont Corp.	5.875%	4/1/2035	100	106
Newmont Corp.	5.450%	6/9/2044	150	147
Newmont Corp. / Newcrest Finance Pty Ltd.	5.350%	3/15/2034	2,500	2,562
Newmont Corp. / Newcrest Finance Pty Ltd.	4.200%	5/13/2050	100	81
Nucor Corp.	3.950%	5/1/2028	100	99
Nucor Corp.	2.700%	6/1/2030	100	93
Nucor Corp.	3.125%	4/1/2032	100	92
Nucor Corp.	5.100%	6/1/2035	200	201
Nucor Corp.	6.400%	12/1/2037	100	110
Nucor Corp.	2.979%	12/15/2055	300	187
Nutrien Ltd.	4.900%	3/27/2028	200	201
Nutrien Ltd.	4.850%	5/29/2031	100	100
Nutrien Ltd.	5.250%	3/12/2032	188	191
Nutrien Ltd.	5.400%	6/21/2034	200	203
Nutrien Ltd.	4.125%	3/15/2035	250	230
Nutrien Ltd.	5.350%	5/29/2036	50	50
Nutrien Ltd.	5.625%	12/1/2040	275	274
Nutrien Ltd.	6.125%	1/15/2041	70	73
Nutrien Ltd.	4.900%	6/1/2043	50	45
Nutrien Ltd.	5.250%	1/15/2045	191	179
Nutrien Ltd.	5.000%	4/1/2049	100	89
Nutrien Ltd.	5.800%	3/27/2053	435	432
Owens Corning	3.950%	8/15/2029	100	98
Owens Corning	3.875%	6/1/2030	50	48
Owens Corning	5.700%	6/15/2034	200	207
Owens Corning	4.300%	7/15/2047	200	162
Owens Corning	5.950%	6/15/2054	125	127
Packaging Corp. of America	3.400%	12/15/2027	100	99
Packaging Corp. of America	3.000%	12/15/2029	140	133
Packaging Corp. of America	5.200%	8/15/2035	71	71
Packaging Corp. of America	4.050%	12/15/2049	90	70
Packaging Corp. of America	3.050%	10/1/2051	100	65
PPG Industries Inc.	2.550%	6/15/2030	300	278
PPG Industries Inc.	4.375%	3/15/2031	323	318
Reliance Inc.	2.150%	8/15/2030	100	90
Rio Tinto Alcan Inc.	6.125%	12/15/2033	225	240
Rio Tinto Finance USA Ltd.	7.125%	7/15/2028	75	79
Rio Tinto Finance USA plc	4.500%	3/14/2028	66	66

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Rio Tinto Finance USA plc	4.875%	3/14/2030	118	119
Rio Tinto Finance USA plc	5.000%	3/14/2032	80	81
Rio Tinto Finance USA plc	4.125%	8/21/2042	250	213
Rio Tinto Finance USA plc	5.125%	3/9/2053	300	278
Rio Tinto Finance USA plc	5.875%	3/14/2065	56	57
RPM International Inc.	4.250%	1/15/2048	200	161
Sherwin-Williams Co.	4.550%	3/1/2028	100	100
Sherwin-Williams Co.	2.300%	5/15/2030	100	91
Sherwin-Williams Co.	5.150%	8/15/2035	135	135
Sherwin-Williams Co.	4.000%	12/15/2042	100	81
Sherwin-Williams Co.	4.550%	8/1/2045	90	77
Sherwin-Williams Co.	4.500%	6/1/2047	300	252
Sherwin-Williams Co.	3.300%	5/15/2050	100	68
Smurfit Kappa Treasury ULC	5.200%	1/15/2030	200	203
Smurfit Kappa Treasury ULC	5.438%	4/3/2034	200	203
Smurfit Kappa Treasury ULC	5.777%	4/3/2054	950	949
Smurfit Westrock Financing DAC	5.418%	1/15/2035	1,170	1,183
Smurfit Westrock Financing DAC	5.185%	1/15/2036	937	928
Sonoco Products Co.	4.600%	9/1/2029	125	124
Sonoco Products Co.	3.125%	5/1/2030	105	99
Sonoco Products Co.	5.000%	9/1/2034	100	98
Sonoco Products Co.	5.750%	11/1/2040	80	81
Southern Copper Corp.	7.500%	7/27/2035	100	115
Southern Copper Corp.	5.350%	6/24/2036	200	199
Southern Copper Corp.	6.750%	4/16/2040	275	303
Southern Copper Corp.	5.250%	11/8/2042	300	282
Southern Copper Corp.	5.875%	4/23/2045	200	200
Steel Dynamics Inc.	4.000%	12/15/2028	75	74
Steel Dynamics Inc.	3.450%	4/15/2030	125	119
Steel Dynamics Inc.	3.250%	1/15/2031	100	94
Steel Dynamics Inc.	5.375%	8/15/2034	60	61
Steel Dynamics Inc.	5.250%	5/15/2035	250	251
Steel Dynamics Inc.	3.250%	10/15/2050	100	67
Steel Dynamics Inc.	5.750%	5/15/2055	125	124
Suzano Austria GmbH	6.000%	1/15/2029	400	407
Suzano Austria GmbH	5.000%	1/15/2030	200	197
Suzano Austria GmbH	3.750%	1/15/2031	200	188
Suzano Austria GmbH	3.125%	1/15/2032	125	111
Suzano Netherlands BV	5.500%	1/15/2036	217	211
Vale Overseas Ltd.	3.750%	7/8/2030	445	424
Vale Overseas Ltd.	6.125%	6/12/2033	200	210
Vale Overseas Ltd.	8.250%	1/17/2034	50	59
Vale Overseas Ltd.	6.875%	11/21/2036	194	216
Vale Overseas Ltd.	6.875%	11/10/2039	125	139
Vale Overseas Ltd.	6.400%	6/28/2054	373	380
Vale SA	5.625%	9/11/2042	75	74
Vulcan Materials Co.	4.950%	12/1/2029	50	50
Vulcan Materials Co.	3.500%	6/1/2030	150	144
Vulcan Materials Co.	5.350%	12/1/2034	150	152
Vulcan Materials Co.	5.700%	12/1/2054	200	198
Westlake Corp.	3.375%	6/15/2030	100	95
Westlake Corp.	5.550%	11/15/2035	141	140
Westlake Corp.	5.000%	8/15/2046	200	172
Westlake Corp.	3.125%	8/15/2051	100	61
Westlake Corp.	6.375%	11/15/2055	333	328
Westlake Corp.	3.375%	8/15/2061	100	60
WestRock MWV LLC	7.950%	2/15/2031	250	281
WRKCo Inc.	4.900%	3/15/2029	200	201
WRKCo Inc.	3.000%	6/15/2033	100	88
Yamana Gold Inc.	2.630%	8/15/2031	100	89
				42,440
Real Estate (0.9%)
Agree LP	5.625%	6/15/2034	143	147
Agree LP	5.600%	6/15/2035	125	128
Alexandria Real Estate Equities Inc.	2.750%	12/15/2029	200	187
Alexandria Real Estate Equities Inc.	3.375%	8/15/2031	150	138
Alexandria Real Estate Equities Inc.	1.875%	2/1/2033	500	408
Alexandria Real Estate Equities Inc.	5.500%	10/1/2035	100	100
Alexandria Real Estate Equities Inc.	5.250%	3/15/2036	107	105

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Alexandria Real Estate Equities Inc.	4.000%	2/1/2050	125	93
Alexandria Real Estate Equities Inc.	3.550%	3/15/2052	100	69
Alexandria Real Estate Equities Inc.	5.625%	5/15/2054	100	94
American Assets Trust LP	6.150%	10/1/2034	100	102
American Homes 4 Rent LP	2.375%	7/15/2031	200	177
American Homes 4 Rent LP	5.500%	7/15/2034	100	101
American Homes 4 Rent LP	5.250%	3/15/2035	100	100
American Homes 4 Rent LP	3.375%	7/15/2051	200	135
American Tower Corp.	1.500%	1/31/2028	500	477
American Tower Corp.	5.800%	11/15/2028	525	538
American Tower Corp.	3.950%	3/15/2029	140	137
American Tower Corp.	3.800%	8/15/2029	475	463
American Tower Corp.	2.900%	1/15/2030	145	136
American Tower Corp.	5.000%	1/31/2030	75	76
American Tower Corp.	4.900%	3/15/2030	114	115
American Tower Corp.	2.100%	6/15/2030	150	136
American Tower Corp.	2.700%	4/15/2031	200	182
American Tower Corp.	2.300%	9/15/2031	200	176
American Tower Corp.	4.050%	3/15/2032	200	191
American Tower Corp.	5.400%	1/31/2035	200	202
American Tower Corp.	5.350%	3/15/2035	125	126
American Tower Corp.	3.700%	10/15/2049	200	145
American Tower Corp.	3.100%	6/15/2050	250	162
American Tower Corp.	2.950%	1/15/2051	200	125
Americold Realty Operating Partnership LP	5.600%	5/15/2032	80	80
Americold Realty Operating Partnership LP	5.409%	9/12/2034	60	58
AvalonBay Communities Inc.	3.200%	1/15/2028	75	74
AvalonBay Communities Inc.	4.350%	12/1/2030	578	572
AvalonBay Communities Inc.	2.050%	1/15/2032	300	262
AvalonBay Communities Inc.	5.350%	6/1/2034	100	102
AvalonBay Communities Inc.	5.000%	8/1/2035	150	149
AvalonBay Communities Inc.	3.900%	10/15/2046	60	47
AvalonBay Communities Inc.	4.350%	4/15/2048	60	50
Boston Properties LP	3.400%	6/21/2029	400	385
Boston Properties LP	2.900%	3/15/2030	400	373
Boston Properties LP	2.450%	10/1/2033	400	329
Boston Properties LP	6.500%	1/15/2034	50	53
Brixmor Operating Partnership LP	4.125%	5/15/2029	533	525
Brixmor Operating Partnership LP	4.050%	7/1/2030	250	243
Camden Property Trust	3.150%	7/1/2029	50	48
Camden Property Trust	2.800%	5/15/2030	265	247
Camden Property Trust	4.900%	2/28/2036	200	195
Camden Property Trust	3.350%	11/1/2049	120	84
CBRE Services Inc.	5.500%	4/1/2029	75	77
CBRE Services Inc.	4.800%	6/15/2030	100	100
CBRE Services Inc.	2.500%	4/1/2031	200	179
CBRE Services Inc.	4.900%	1/15/2033	156	154
CBRE Services Inc.	5.950%	8/15/2034	200	208
CBRE Services Inc.	5.500%	6/15/2035	150	151
COPT Defense Properties LP	2.000%	1/15/2029	102	95
COPT Defense Properties LP	4.500%	10/15/2030	180	177
COPT Defense Properties LP	2.900%	12/1/2033	200	171
Cousins Properties LP	5.375%	2/15/2032	100	101
Cousins Properties LP	4.875%	3/1/2033	71	69
Cousins Properties LP	5.875%	10/1/2034	100	102
Crown Castle Inc.	3.650%	9/1/2027	325	322
Crown Castle Inc.	3.800%	2/15/2028	425	420
Crown Castle Inc.	4.800%	9/1/2028	200	201
Crown Castle Inc.	3.100%	11/15/2029	100	95
Crown Castle Inc.	3.300%	7/1/2030	115	108
Crown Castle Inc.	2.250%	1/15/2031	200	178
Crown Castle Inc.	2.500%	7/15/2031	700	622
Crown Castle Inc.	5.800%	3/1/2034	100	103
Crown Castle Inc.	5.200%	9/1/2034	350	347
Crown Castle Inc.	2.900%	4/1/2041	215	156
Crown Castle Inc.	4.750%	5/15/2047	95	81
Crown Castle Inc.	5.200%	2/15/2049	75	67
Crown Castle Inc.	4.150%	7/1/2050	100	78
CubeSmart LP	2.250%	12/15/2028	200	189
CubeSmart LP	4.375%	2/15/2029	50	50

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	CubeSmart LP	2.500%	2/15/2032	200	176
	Digital Realty Trust LP	4.450%	7/15/2028	370	369
	Digital Realty Trust LP	3.600%	7/1/2029	175	170
	DOC DR LLC	3.950%	1/15/2028	100	99
	DOC DR LLC	2.625%	11/1/2031	500	446
	EPR Properties	3.600%	11/15/2031	175	160
	Equinix Asia Financing Corp. Pte Ltd.	4.400%	3/15/2031	185	181
	Equinix Europe 2 Financing Corp. LLC	4.600%	11/15/2030	250	247
	Equinix Europe 2 Financing Corp. LLC	4.700%	3/15/2033	350	341
	Equinix Europe 2 Financing Corp. LLC	5.500%	6/15/2034	250	254
	Equinix Inc.	1.800%	7/15/2027	100	97
	Equinix Inc.	1.550%	3/15/2028	500	475
	Equinix Inc.	3.200%	11/18/2029	450	428
	Equinix Inc.	2.500%	5/15/2031	200	179
	Equinix Inc.	3.000%	7/15/2050	100	64
	ERP Operating LP	3.500%	3/1/2028	100	98
	ERP Operating LP	4.150%	12/1/2028	70	69
	ERP Operating LP	3.000%	7/1/2029	75	72
	ERP Operating LP	2.500%	2/15/2030	150	139
	ERP Operating LP	4.650%	9/15/2034	200	195
	ERP Operating LP	4.500%	7/1/2044	150	131
	ERP Operating LP	4.500%	6/1/2045	25	22
	ERP Operating LP	4.000%	8/1/2047	100	80
	Essential Properties LP	5.400%	12/1/2035	80	79
	Essential Properties LP	5.375%	7/15/2036	91	90
	Essex Portfolio LP	4.000%	3/1/2029	100	98
	Essex Portfolio LP	3.000%	1/15/2030	110	104
	Essex Portfolio LP	2.650%	3/15/2032	105	93
	Essex Portfolio LP	5.500%	4/1/2034	100	102
	Essex Portfolio LP	5.375%	4/1/2035	200	203
	Essex Portfolio LP	4.875%	2/15/2036	175	169
	Essex Portfolio LP	4.500%	3/15/2048	120	99
	Extra Space Storage LP	5.700%	4/1/2028	200	203
	Extra Space Storage LP	4.000%	6/15/2029	25	25
	Extra Space Storage LP	5.500%	7/1/2030	400	409
	Extra Space Storage LP	5.900%	1/15/2031	100	104
[3]	Extra Space Storage LP	4.900%	2/1/2032	175	174
	Extra Space Storage LP	4.950%	1/15/2033	1,390	1,376
	Extra Space Storage LP	5.400%	2/1/2034	450	454
	Extra Space Storage LP	5.350%	1/15/2035	100	100
	Extra Space Storage LP	5.400%	6/15/2035	265	267
	Federal Realty OP LP	3.250%	7/15/2027	50	49
	Federal Realty OP LP	3.200%	6/15/2029	100	96
	Federal Realty OP LP	4.500%	12/1/2044	150	130
	GLP Capital LP / GLP Financing II Inc.	5.750%	6/1/2028	25	25
	GLP Capital LP / GLP Financing II Inc.	5.300%	1/15/2029	275	276
	GLP Capital LP / GLP Financing II Inc.	4.000%	1/15/2030	175	168
	GLP Capital LP / GLP Financing II Inc.	4.000%	1/15/2031	200	189
	GLP Capital LP / GLP Financing II Inc.	3.250%	1/15/2032	250	224
	GLP Capital LP / GLP Financing II Inc.	5.250%	2/15/2033	100	98
	GLP Capital LP / GLP Financing II Inc.	5.625%	9/15/2034	200	198
	GLP Capital LP / GLP Financing II Inc.	5.750%	11/1/2037	75	74
	GLP Capital LP / GLP Financing II Inc.	6.250%	9/15/2054	100	100
	Healthcare Realty Holdings LP	2.000%	3/15/2031	250	219
	Healthpeak OP LLC	3.500%	7/15/2029	180	174
	Healthpeak OP LLC	3.000%	1/15/2030	200	189
	Healthpeak OP LLC	5.375%	2/15/2035	79	79
	Healthpeak OP LLC	6.750%	2/1/2041	100	110
	Highwoods Realty LP	2.600%	2/1/2031	250	223
	Highwoods Realty LP	5.350%	1/15/2033	47	47
	Highwoods Realty LP	7.650%	2/1/2034	225	251
	Host Hotels & Resorts LP	4.250%	12/15/2028	125	124
	Host Hotels & Resorts LP	3.500%	9/15/2030	100	95
	Host Hotels & Resorts LP	2.900%	12/15/2031	275	246
	Host Hotels & Resorts LP	5.700%	7/1/2034	100	102
	Host Hotels & Resorts LP	5.500%	4/15/2035	120	120
[3]	Invitation Homes Op Co	4.950%	2/1/2032	146	145
	Invitation Homes Operating Partnership LP	2.300%	11/15/2028	200	189
	Invitation Homes Operating Partnership LP	5.450%	8/15/2030	32	33
	Invitation Homes Operating Partnership LP	5.500%	8/15/2033	80	81

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Invitation Homes Operating Partnership LP	2.700%	1/15/2034	150	126
Jones Lang LaSalle Inc.	6.875%	12/1/2028	100	105
Kilroy Realty LP	4.750%	12/15/2028	50	50
Kilroy Realty LP	4.250%	8/15/2029	104	101
Kilroy Realty LP	3.050%	2/15/2030	200	185
Kilroy Realty LP	2.650%	11/15/2033	175	142
Kimco Realty OP LLC	1.900%	3/1/2028	500	480
Kimco Realty OP LLC	2.700%	10/1/2030	100	93
Kimco Realty OP LLC	3.200%	4/1/2032	200	184
Kimco Realty OP LLC	4.600%	2/1/2033	200	197
Kimco Realty OP LLC	6.400%	3/1/2034	100	108
Kimco Realty OP LLC	4.850%	3/1/2035	100	98
Kimco Realty OP LLC	4.125%	12/1/2046	50	41
Kimco Realty OP LLC	4.450%	9/1/2047	50	42
Kite Realty Group LP	4.950%	12/15/2031	50	50
Kite Realty Group LP	5.200%	8/15/2032	100	101
Kite Realty Group LP	5.500%	3/1/2034	100	102
LXP Industrial Trust	2.375%	10/1/2031	200	175
Mid-America Apartments LP	3.950%	3/15/2029	100	98
Mid-America Apartments LP	2.750%	3/15/2030	150	141
Mid-America Apartments LP	1.700%	2/15/2031	150	131
Mid-America Apartments LP	5.300%	2/15/2032	50	51
Mid-America Apartments LP	4.650%	1/15/2033	67	66
Mid-America Apartments LP	4.950%	3/1/2035	100	99
NNN REIT Inc.	3.500%	10/15/2027	350	346
NNN REIT Inc.	4.300%	10/15/2028	25	25
NNN REIT Inc.	2.500%	4/15/2030	75	69
NNN REIT Inc.	4.600%	2/15/2031	150	148
NNN REIT Inc.	5.600%	10/15/2033	150	154
NNN REIT Inc.	4.800%	10/15/2048	50	44
NNN REIT Inc.	3.100%	4/15/2050	50	33
NNN REIT Inc.	3.000%	4/15/2052	175	111
Omega Healthcare Investors Inc.	3.625%	10/1/2029	250	240
Omega Healthcare Investors Inc.	5.200%	7/1/2030	150	151
Omega Healthcare Investors Inc.	3.375%	2/1/2031	250	232
Phillips Edison Grocery Center Operating Partnership I LP	2.625%	11/15/2031	250	223
Prologis LP	3.375%	12/15/2027	160	158
Prologis LP	3.875%	9/15/2028	100	99
Prologis LP	2.250%	4/15/2030	155	142
Prologis LP	1.750%	7/1/2030	200	179
Prologis LP	1.250%	10/15/2030	350	304
Prologis LP	4.750%	1/15/2031	400	402
Prologis LP	2.250%	1/15/2032	100	88
Prologis LP	4.750%	6/15/2033	100	99
Prologis LP	5.125%	1/15/2034	127	128
Prologis LP	5.000%	3/15/2034	272	271
Prologis LP	5.000%	1/31/2035	125	124
Prologis LP	5.250%	5/15/2035	300	303
Prologis LP	4.900%	6/15/2036	119	117
Prologis LP	4.375%	9/15/2048	75	63
Prologis LP	3.000%	4/15/2050	140	92
Prologis LP	2.125%	10/15/2050	100	54
Prologis LP	5.250%	6/15/2053	200	190
Prologis LP	5.250%	3/15/2054	100	95
Public Storage Operating Co.	1.950%	11/9/2028	225	212
Public Storage Operating Co.	5.125%	1/15/2029	100	102
Public Storage Operating Co.	3.385%	5/1/2029	100	97
Public Storage Operating Co.	2.250%	11/9/2031	225	199
Public Storage Operating Co.	5.000%	12/15/2035	64	63
Public Storage Operating Co.	5.350%	8/1/2053	120	115
Realty Income Corp.	3.650%	1/15/2028	190	188
Realty Income Corp.	2.100%	3/15/2028	300	288
Realty Income Corp.	4.750%	2/15/2029	100	100
Realty Income Corp.	4.000%	7/15/2029	60	59
Realty Income Corp.	3.100%	12/15/2029	150	143
Realty Income Corp.	3.400%	1/15/2030	80	77
Realty Income Corp.	3.250%	1/15/2031	750	705
Realty Income Corp.	2.850%	12/15/2032	50	44
Realty Income Corp.	4.500%	2/1/2033	170	165
Realty Income Corp.	1.800%	3/15/2033	500	414

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Realty Income Corp.	4.750%	4/15/2033	151	149
	Realty Income Corp.	5.125%	4/15/2035	65	65
	Realty Income Corp.	4.650%	3/15/2047	175	154
	Realty Income Corp.	5.375%	9/1/2054	50	48
	Regency Centers LP	4.125%	3/15/2028	75	75
	Regency Centers LP	2.950%	9/15/2029	100	95
	Regency Centers LP	4.500%	3/15/2033	35	34
	Regency Centers LP	5.250%	1/15/2034	100	101
	Regency Centers LP	5.100%	1/15/2035	100	100
	Regency Centers LP	4.400%	2/1/2047	200	170
	Rexford Industrial Realty LP	2.150%	9/1/2031	200	174
	Sabra Health Care LP	3.900%	10/15/2029	150	145
	Sabra Health Care LP	3.200%	12/1/2031	150	136
	Safehold GL Holdings LLC	2.850%	1/15/2032	200	178
	Safehold GL Holdings LLC	5.650%	1/15/2035	70	71
	SBA Communications Corp.	3.125%	2/1/2029	101	97
	Simon Property Group LP	1.750%	2/1/2028	250	240
	Simon Property Group LP	2.650%	7/15/2030	200	186
	Simon Property Group LP	4.375%	10/1/2030	99	98
	Simon Property Group LP	4.300%	1/15/2031	200	197
	Simon Property Group LP	2.200%	2/1/2031	250	224
	Simon Property Group LP	2.250%	1/15/2032	500	437
	Simon Property Group LP	2.650%	2/1/2032	100	89
	Simon Property Group LP	6.250%	1/15/2034	85	91
	Simon Property Group LP	4.750%	9/26/2034	175	171
	Simon Property Group LP	5.125%	10/1/2035	583	583
	Simon Property Group LP	4.250%	11/30/2046	100	83
	Simon Property Group LP	3.250%	9/13/2049	300	206
	Simon Property Group LP	3.800%	7/15/2050	200	151
	Simon Property Group LP	5.850%	3/8/2053	89	90
	Simon Property Group LP	6.650%	1/15/2054	85	95
	Store Capital LLC	4.500%	3/15/2028	75	75
	Store Capital LLC	4.625%	3/15/2029	100	99
	Store Capital LLC	5.400%	4/30/2030	65	65
	Sun Communities Operating LP	2.300%	11/1/2028	200	190
	Sun Communities Operating LP	4.200%	4/15/2032	200	191
	Tanger Properties LP	3.875%	7/15/2027	50	50
	UDR Inc.	3.500%	1/15/2028	250	246
	UDR Inc.	3.200%	1/15/2030	60	57
	UDR Inc.	3.000%	8/15/2031	65	60
	UDR Inc.	1.900%	3/15/2033	200	165
	UDR Inc.	3.100%	11/1/2034	65	56
	Ventas Realty LP	4.000%	3/1/2028	125	124
	Ventas Realty LP	3.000%	1/15/2030	100	94
	Ventas Realty LP	4.750%	11/15/2030	200	199
	Ventas Realty LP	5.100%	7/15/2032	175	176
	Ventas Realty LP	5.625%	7/1/2034	52	53
	Ventas Realty LP	5.000%	1/15/2035	200	197
	Ventas Realty LP	5.000%	2/15/2036	125	123
	Ventas Realty LP	4.875%	4/15/2049	80	70
	VICI Properties LP	4.750%	2/15/2028	200	200
	VICI Properties LP	4.950%	2/15/2030	200	199
	VICI Properties LP	5.125%	11/15/2031	150	149
	VICI Properties LP	5.125%	5/15/2032	200	198
	VICI Properties LP	5.750%	4/1/2034	100	101
	VICI Properties LP	5.625%	5/15/2052	100	92
	Welltower OP LLC	4.250%	4/15/2028	175	174
	Welltower OP LLC	4.125%	3/15/2029	250	247
	Welltower OP LLC	4.500%	7/1/2030	1,250	1,244
	Welltower OP LLC	2.750%	1/15/2031	250	230
	Welltower OP LLC	2.750%	1/15/2032	300	270
	Welltower OP LLC	5.125%	7/1/2035	300	301
	Welltower OP LLC	6.500%	3/15/2041	25	28
	Welltower OP LLC	4.950%	9/1/2048	75	69
	WP Carey Inc.	2.250%	4/1/2033	200	168
[3]	WP Carey Inc.	5.200%	9/15/2036	133	131
					48,088

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Technology (2.0%)
	Accenture Capital Inc.	3.900%	10/4/2027	175	174
	Accenture Capital Inc.	4.050%	10/4/2029	150	148
	Accenture Capital Inc.	4.250%	10/4/2031	350	342
	Accenture Capital Inc.	4.500%	10/4/2034	300	288
	Adobe Inc.	4.750%	1/17/2028	125	126
	Adobe Inc.	4.950%	1/17/2030	175	177
	Adobe Inc.	2.300%	2/1/2030	225	208
	Adobe Inc.	5.300%	1/17/2035	100	101
	Advanced Micro Devices Inc.	4.319%	3/24/2028	100	100
	Analog Devices Inc.	4.250%	6/15/2028	250	249
	Analog Devices Inc.	1.700%	10/1/2028	200	188
	Analog Devices Inc.	4.500%	6/15/2030	200	199
	Analog Devices Inc.	2.800%	10/1/2041	200	145
	Analog Devices Inc.	2.950%	10/1/2051	400	258
	Apple Inc.	2.900%	9/12/2027	555	547
	Apple Inc.	1.200%	2/8/2028	500	477
	Apple Inc.	4.000%	5/10/2028	200	199
	Apple Inc.	4.000%	5/12/2028	175	174
	Apple Inc.	1.400%	8/5/2028	350	330
	Apple Inc.	2.200%	9/11/2029	430	404
	Apple Inc.	4.150%	5/10/2030	48	48
	Apple Inc.	4.200%	5/12/2030	125	125
	Apple Inc.	1.250%	8/20/2030	500	441
	Apple Inc.	1.650%	2/8/2031	500	444
	Apple Inc.	1.700%	8/5/2031	200	176
	Apple Inc.	4.500%	5/12/2032	125	126
	Apple Inc.	3.350%	8/8/2032	200	189
	Apple Inc.	4.750%	5/12/2035	150	151
	Apple Inc.	4.500%	2/23/2036	121	120
	Apple Inc.	2.375%	2/8/2041	355	251
	Apple Inc.	3.850%	5/4/2043	450	372
	Apple Inc.	4.450%	5/6/2044	200	177
	Apple Inc.	3.450%	2/9/2045	825	627
	Apple Inc.	4.650%	2/23/2046	1,110	993
	Apple Inc.	3.850%	8/4/2046	375	297
	Apple Inc.	3.750%	11/13/2047	450	347
	Apple Inc.	2.650%	5/11/2050	815	499
	Apple Inc.	2.400%	8/20/2050	75	43
	Apple Inc.	2.650%	2/8/2051	794	482
	Apple Inc.	2.700%	8/5/2051	1,175	717
	Apple Inc.	2.800%	2/8/2061	600	343
	Apple Inc.	2.850%	8/5/2061	275	158
	Applied Materials Inc.	1.750%	6/1/2030	200	180
	Applied Materials Inc.	5.100%	10/1/2035	100	101
	Applied Materials Inc.	4.600%	1/15/2036	156	151
	Applied Materials Inc.	5.850%	6/15/2041	125	131
	Applied Materials Inc.	4.350%	4/1/2047	175	150
	Applied Materials Inc.	2.750%	6/1/2050	200	128
	Arrow Electronics Inc.	3.875%	1/12/2028	100	99
	Arrow Electronics Inc.	5.875%	4/10/2034	200	206
	Atlassian Corp.	5.500%	5/15/2034	200	197
	Autodesk Inc.	2.850%	1/15/2030	75	70
	Autodesk Inc.	2.400%	12/15/2031	200	175
	Avnet Inc.	6.250%	3/15/2028	100	102
	Booz Allen Hamilton Inc.	5.950%	8/4/2033	150	151
	Broadcom Inc.	1.950%	2/15/2028	157	151
	Broadcom Inc.	4.800%	4/15/2028	300	302
[5]	Broadcom Inc.	4.000%	4/15/2029	200	197
	Broadcom Inc.	4.750%	4/15/2029	965	970
	Broadcom Inc.	4.350%	2/15/2030	200	198
	Broadcom Inc.	5.000%	4/15/2030	200	202
	Broadcom Inc.	5.050%	4/15/2030	700	710
	Broadcom Inc.	4.600%	7/15/2030	175	174
	Broadcom Inc.	4.200%	10/15/2030	175	172
	Broadcom Inc.	4.150%	11/15/2030	600	587
	Broadcom Inc.	4.300%	1/15/2031	370	364
	Broadcom Inc.	2.450%	2/15/2031	1,000	905
	Broadcom Inc.	5.150%	11/15/2031	83	84
	Broadcom Inc.	4.550%	2/15/2032	500	493

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Broadcom Inc.	5.200%	4/15/2032	250	255
	Broadcom Inc.	4.900%	7/15/2032	200	201
	Broadcom Inc.	4.300%	11/15/2032	400	387
	Broadcom Inc.	4.600%	1/15/2033	477	468
	Broadcom Inc.	2.600%	2/15/2033	50	43
	Broadcom Inc.	3.419%	4/15/2033	152	139
	Broadcom Inc.	3.469%	4/15/2034	586	526
	Broadcom Inc.	5.200%	7/15/2035	1,825	1,831
[5]	Broadcom Inc.	3.137%	11/15/2035	200	170
	Broadcom Inc.	4.950%	1/15/2036	252	248
	Broadcom Inc.	4.800%	2/15/2036	94	91
[5]	Broadcom Inc.	3.187%	11/15/2036	50	42
[5]	Broadcom Inc.	4.926%	5/15/2037	550	535
	Broadcom Inc.	4.900%	2/15/2038	702	678
	Broadcom Inc.	3.500%	2/15/2041	670	535
	Broadcom Inc.	3.750%	2/15/2051	500	371
	Broadcom Inc.	5.700%	1/15/2056	330	327
	Cadence Design Systems Inc.	4.200%	9/10/2027	100	100
	Cadence Design Systems Inc.	4.300%	9/10/2029	250	248
	Cadence Design Systems Inc.	4.700%	9/10/2034	400	392
	CDW LLC / CDW Finance Corp.	4.250%	4/1/2028	100	99
	CDW LLC / CDW Finance Corp.	3.250%	2/15/2029	100	96
	CDW LLC / CDW Finance Corp.	5.100%	3/1/2030	110	110
	CDW LLC / CDW Finance Corp.	5.550%	8/22/2034	110	109
	CGI Inc.	4.950%	3/14/2030	200	199
	CGI Inc.	2.300%	9/14/2031	100	87
	Cisco Systems Inc.	4.550%	2/24/2028	138	139
	Cisco Systems Inc.	4.850%	2/26/2029	450	455
	Cisco Systems Inc.	4.750%	2/24/2030	202	204
	Cisco Systems Inc.	4.950%	2/26/2031	642	653
	Cisco Systems Inc.	4.950%	2/24/2032	415	420
	Cisco Systems Inc.	5.050%	2/26/2034	713	719
	Cisco Systems Inc.	5.100%	2/24/2035	213	215
	Cisco Systems Inc.	5.900%	2/15/2039	950	1,007
	Cisco Systems Inc.	5.300%	2/26/2054	400	378
	Cisco Systems Inc.	5.500%	2/24/2055	148	144
	Cisco Systems Inc.	5.350%	2/26/2064	200	187
	Concentrix Corp.	6.600%	8/2/2028	136	136
	Concentrix Corp.	6.500%	3/1/2029	150	145
	Corning Inc.	5.750%	8/15/2040	195	200
	Corning Inc.	3.900%	11/15/2049	100	76
	Corning Inc.	4.375%	11/15/2057	300	240
	Corning Inc.	5.450%	11/15/2079	200	186
	Crowdstrike Holdings Inc.	3.000%	2/15/2029	150	143
	Dell Inc.	7.100%	4/15/2028	30	31
	Dell Inc.	6.500%	4/15/2038	100	108
	Dell International LLC / EMC Corp.	6.100%	7/15/2027	100	102
	Dell International LLC / EMC Corp.	5.250%	2/1/2028	200	202
	Dell International LLC / EMC Corp.	4.750%	4/1/2028	121	121
	Dell International LLC / EMC Corp.	4.150%	2/15/2029	137	135
	Dell International LLC / EMC Corp.	5.300%	10/1/2029	30	30
	Dell International LLC / EMC Corp.	4.350%	2/1/2030	100	99
	Dell International LLC / EMC Corp.	5.000%	4/1/2030	59	60
	Dell International LLC / EMC Corp.	6.200%	7/15/2030	62	65
	Dell International LLC / EMC Corp.	4.500%	2/15/2031	424	418
	Dell International LLC / EMC Corp.	4.750%	7/15/2031	175	174
	Dell International LLC / EMC Corp.	5.300%	4/1/2032	464	472
	Dell International LLC / EMC Corp.	4.750%	10/6/2032	211	208
	Dell International LLC / EMC Corp.	5.750%	2/1/2033	50	52
	Dell International LLC / EMC Corp.	5.000%	2/15/2034	200	197
	Dell International LLC / EMC Corp.	5.400%	4/15/2034	175	177
	Dell International LLC / EMC Corp.	4.850%	2/1/2035	498	486
	Dell International LLC / EMC Corp.	5.500%	4/1/2035	209	213
	Dell International LLC / EMC Corp.	5.100%	2/15/2036	225	222
	Dell International LLC / EMC Corp.	8.100%	7/15/2036	173	206
	Dell International LLC / EMC Corp.	5.250%	2/15/2037	250	246
	Dell International LLC / EMC Corp.	3.375%	12/15/2041	200	152
	Dell International LLC / EMC Corp.	8.350%	7/15/2046	105	133
	Dell International LLC / EMC Corp.	3.450%	12/15/2051	100	70
	DXC Technology Co.	2.375%	9/15/2028	200	188

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Flex Ltd.	4.875%	6/15/2029	150	150
Flex Ltd.	5.250%	1/15/2032	280	280
Flex Ltd.	5.375%	11/13/2035	113	111
Gartner Inc.	4.950%	3/20/2031	200	195
Genpact Luxembourg Sarl / Genpact USA Inc.	6.000%	6/4/2029	50	51
Genpact UK Finco plc / Genpact USA Inc.	4.950%	11/18/2030	110	108
Hewlett Packard Enterprise Co.	4.050%	9/15/2027	189	188
Hewlett Packard Enterprise Co.	4.400%	9/25/2027	100	100
Hewlett Packard Enterprise Co.	4.500%	3/23/2028	87	87
Hewlett Packard Enterprise Co.	5.250%	7/1/2028	200	202
Hewlett Packard Enterprise Co.	4.150%	9/15/2028	182	180
Hewlett Packard Enterprise Co.	4.600%	3/23/2029	118	118
Hewlett Packard Enterprise Co.	4.550%	10/15/2029	275	273
Hewlett Packard Enterprise Co.	4.400%	10/15/2030	375	368
Hewlett Packard Enterprise Co.	4.850%	10/15/2031	150	149
Hewlett Packard Enterprise Co.	5.250%	4/1/2033	114	114
Hewlett Packard Enterprise Co.	5.000%	10/15/2034	700	686
Hewlett Packard Enterprise Co.	6.350%	10/15/2045	157	161
Hewlett Packard Enterprise Co.	5.600%	10/15/2054	300	278
HP Inc.	4.750%	1/15/2028	200	200
HP Inc.	5.400%	4/25/2030	150	153
HP Inc.	3.400%	6/17/2030	500	474
HP Inc.	2.650%	6/17/2031	200	179
HP Inc.	4.200%	4/15/2032	64	61
HP Inc.	6.100%	4/25/2035	168	176
HP Inc.	6.000%	9/15/2041	100	101
IBM International Capital Pte. Ltd.	4.750%	2/5/2031	200	200
IBM International Capital Pte. Ltd.	5.250%	2/5/2044	200	186
IBM International Capital Pte. Ltd.	5.300%	2/5/2054	200	180
Intel Corp.	3.750%	8/5/2027	200	198
Intel Corp.	4.875%	2/10/2028	310	311
Intel Corp.	1.600%	8/12/2028	200	188
Intel Corp.	2.450%	11/15/2029	625	582
Intel Corp.	3.900%	3/25/2030	345	335
Intel Corp.	4.650%	6/1/2031	37	37
Intel Corp.	2.000%	8/12/2031	200	174
Intel Corp.	4.150%	8/5/2032	200	192
Intel Corp.	4.000%	12/15/2032	150	142
Intel Corp.	5.200%	2/10/2033	396	400
Intel Corp.	5.000%	8/15/2033	604	599
Intel Corp.	4.600%	3/25/2040	100	90
Intel Corp.	2.800%	8/12/2041	200	140
Intel Corp.	4.250%	12/15/2042	150	124
Intel Corp.	5.625%	2/10/2043	500	486
Intel Corp.	4.900%	7/29/2045	150	130
Intel Corp.	4.100%	5/19/2046	250	194
Intel Corp.	4.100%	5/11/2047	200	152
Intel Corp.	3.734%	12/8/2047	500	360
Intel Corp.	3.250%	11/15/2049	300	195
Intel Corp.	4.750%	3/25/2050	400	332
Intel Corp.	3.050%	8/12/2051	250	157
Intel Corp.	5.700%	2/10/2053	481	454
Intel Corp.	5.600%	2/21/2054	500	467
Intel Corp.	6.125%	5/15/2056	225	225
Intel Corp.	3.100%	2/15/2060	300	170
Intel Corp.	3.200%	8/12/2061	200	116
Intel Corp.	5.050%	8/5/2062	300	251
Intel Corp.	5.900%	2/10/2063	200	191
Intel Corp.	6.200%	5/15/2066	75	74
International Business Machines Corp.	6.220%	8/1/2027	75	76
International Business Machines Corp.	6.500%	1/15/2028	75	77
International Business Machines Corp.	4.500%	2/6/2028	300	300
International Business Machines Corp.	4.000%	2/3/2029	107	106
International Business Machines Corp.	3.500%	5/15/2029	450	437
International Business Machines Corp.	1.950%	5/15/2030	500	452
International Business Machines Corp.	4.600%	2/3/2033	123	120
International Business Machines Corp.	4.750%	2/6/2033	200	199
International Business Machines Corp.	5.200%	2/10/2035	200	201
International Business Machines Corp.	4.950%	2/3/2036	232	226
International Business Machines Corp.	4.150%	5/15/2039	375	327

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
International Business Machines Corp.	4.000%	6/20/2042	358	293
International Business Machines Corp.	4.250%	5/15/2049	700	548
International Business Machines Corp.	2.950%	5/15/2050	165	102
International Business Machines Corp.	5.700%	2/10/2055	930	890
International Business Machines Corp.	5.800%	2/3/2056	182	176
Intuit Inc.	1.350%	7/15/2027	100	97
Intuit Inc.	1.650%	7/15/2030	100	89
Intuit Inc.	4.950%	6/15/2031	150	150
Intuit Inc.	5.200%	9/15/2033	200	201
Intuit Inc.	5.500%	6/15/2036	200	199
Intuit Inc.	5.500%	9/15/2053	275	247
Jabil Inc.	3.950%	1/12/2028	100	99
Jabil Inc.	4.200%	2/1/2029	94	93
Jabil Inc.	3.600%	1/15/2030	100	96
Jabil Inc.	3.000%	1/15/2031	150	138
Jabil Inc.	4.750%	2/1/2033	96	94
Juniper Networks Inc.	3.750%	8/15/2029	200	193
Juniper Networks Inc.	5.950%	3/15/2041	25	25
KLA Corp.	4.100%	3/15/2029	150	149
KLA Corp.	4.650%	7/15/2032	200	200
KLA Corp.	5.000%	3/15/2049	75	69
KLA Corp.	3.300%	3/1/2050	150	104
KLA Corp.	4.950%	7/15/2052	200	181
KLA Corp.	5.250%	7/15/2062	200	185
Kyndryl Holdings Inc.	2.700%	10/15/2028	100	94
Kyndryl Holdings Inc.	3.150%	10/15/2031	100	83
Kyndryl Holdings Inc.	4.100%	10/15/2041	100	71
Lam Research Corp.	4.000%	3/15/2029	150	148
Lam Research Corp.	1.900%	6/15/2030	295	267
Lam Research Corp.	4.875%	3/15/2049	125	114
Lam Research Corp.	2.875%	6/15/2050	150	96
Lam Research Corp.	3.125%	6/15/2060	100	62
Leidos Inc.	4.100%	3/15/2029	150	148
Leidos Inc.	2.300%	2/15/2031	200	178
Leidos Inc.	5.750%	3/15/2033	82	84
Leidos Inc.	5.500%	3/15/2035	91	92
Leidos Inc.	5.000%	3/15/2036	111	107
Marvell Technology Inc.	2.450%	4/15/2028	100	96
Marvell Technology Inc.	4.875%	6/22/2028	100	100
Marvell Technology Inc.	4.750%	7/15/2030	100	100
Marvell Technology Inc.	2.950%	4/15/2031	400	368
Marvell Technology Inc.	5.950%	9/15/2033	100	105
Marvell Technology Inc.	5.450%	7/15/2035	100	101
Marvell Technology Inc.	5.300%	4/15/2036	87	87
Microchip Technology Inc.	4.900%	3/15/2028	150	151
Microchip Technology Inc.	5.050%	3/15/2029	650	655
Microchip Technology Inc.	5.050%	2/15/2030	125	126
Micron Technology Inc.	3.366%	11/1/2041	100	78
Micron Technology Inc.	3.477%	11/1/2051	100	71
Microsoft Corp.	1.350%	9/15/2030	150	133
Microsoft Corp.	3.500%	2/12/2035	325	299
Microsoft Corp.	4.200%	11/3/2035	350	339
Microsoft Corp.	3.450%	8/8/2036	675	602
Microsoft Corp.	4.100%	2/6/2037	250	235
Microsoft Corp.	3.700%	8/8/2046	448	349
Microsoft Corp.	4.500%	6/15/2047	200	174
Microsoft Corp.	2.525%	6/1/2050	1,329	791
Microsoft Corp.	2.500%	9/15/2050	300	177
Microsoft Corp.	2.921%	3/17/2052	918	583
Microsoft Corp.	2.675%	6/1/2060	475	262
Motorola Solutions Inc.	4.600%	2/23/2028	125	125
Motorola Solutions Inc.	4.850%	8/15/2030	100	100
Motorola Solutions Inc.	5.200%	8/15/2032	25	25
Motorola Solutions Inc.	5.550%	8/15/2035	925	942
Motorola Solutions Inc.	5.500%	9/1/2044	75	73
NetApp Inc.	5.500%	3/17/2032	134	137
NetApp Inc.	5.700%	3/17/2035	122	125
Nokia OYJ	6.625%	5/15/2039	90	95
NVIDIA Corp.	1.550%	6/15/2028	250	237
NVIDIA Corp.	4.250%	6/15/2028	650	649

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
NVIDIA Corp.	4.350%	6/15/2029	650	648
NVIDIA Corp.	2.850%	4/1/2030	300	284
NVIDIA Corp.	2.000%	6/15/2031	250	223
NVIDIA Corp.	4.500%	6/15/2031	761	758
NVIDIA Corp.	4.750%	6/15/2033	646	644
NVIDIA Corp.	4.950%	6/15/2036	753	746
NVIDIA Corp.	3.500%	4/1/2040	200	166
NVIDIA Corp.	5.550%	6/15/2046	569	565
NVIDIA Corp.	3.500%	4/1/2050	350	256
NVIDIA Corp.	5.625%	6/15/2056	653	648
NVIDIA Corp.	3.700%	4/1/2060	113	82
NXP BV / NXP Funding LLC	5.550%	12/1/2028	75	76
NXP BV / NXP Funding LLC / NXP USA Inc.	4.300%	6/18/2029	450	445
NXP BV / NXP Funding LLC / NXP USA Inc.	3.400%	5/1/2030	200	191
NXP BV / NXP Funding LLC / NXP USA Inc.	2.500%	5/11/2031	200	179
NXP BV / NXP Funding LLC / NXP USA Inc.	2.650%	2/15/2032	412	365
NXP BV / NXP Funding LLC / NXP USA Inc.	3.250%	5/11/2041	200	151
NXP BV / NXP Funding LLC / NXP USA Inc.	3.250%	11/30/2051	100	66
Oracle Corp.	2.300%	3/25/2028	300	287
Oracle Corp.	4.500%	5/6/2028	35	35
Oracle Corp.	4.800%	8/3/2028	400	399
Oracle Corp.	4.550%	2/4/2029	609	600
Oracle Corp.	4.200%	9/27/2029	457	444
Oracle Corp.	6.150%	11/9/2029	225	232
Oracle Corp.	2.950%	4/1/2030	550	506
Oracle Corp.	4.650%	5/6/2030	100	98
Oracle Corp.	4.450%	9/26/2030	466	450
Oracle Corp.	4.950%	2/4/2031	912	893
Oracle Corp.	2.875%	3/25/2031	626	559
Oracle Corp.	5.250%	2/3/2032	288	284
Oracle Corp.	4.800%	9/26/2032	500	476
Oracle Corp.	6.250%	11/9/2032	1,065	1,095
Oracle Corp.	5.350%	5/4/2033	571	555
Oracle Corp.	4.300%	7/8/2034	325	290
Oracle Corp.	4.700%	9/27/2034	325	298
Oracle Corp.	3.900%	5/15/2035	150	127
Oracle Corp.	5.500%	8/3/2035	331	317
Oracle Corp.	5.200%	9/26/2035	551	516
Oracle Corp.	5.700%	2/4/2036	597	579
Oracle Corp.	3.800%	11/15/2037	525	421
Oracle Corp.	6.125%	7/8/2039	164	158
Oracle Corp.	3.600%	4/1/2040	605	441
Oracle Corp.	5.375%	7/15/2040	852	749
Oracle Corp.	3.650%	3/25/2041	386	277
Oracle Corp.	4.500%	7/8/2044	285	212
Oracle Corp.	4.125%	5/15/2045	425	296
Oracle Corp.	5.875%	9/26/2045	650	569
Oracle Corp.	6.550%	2/4/2046	500	472
Oracle Corp.	4.000%	7/15/2046	523	353
Oracle Corp.	4.000%	11/15/2047	600	400
Oracle Corp.	3.600%	4/1/2050	795	483
Oracle Corp.	6.900%	11/9/2052	550	527
Oracle Corp.	5.550%	2/6/2053	489	394
Oracle Corp.	5.375%	9/27/2054	200	157
Oracle Corp.	6.000%	8/3/2055	434	370
Oracle Corp.	5.950%	9/26/2055	525	446
Oracle Corp.	6.700%	2/4/2056	1,079	1,016
Oracle Corp.	3.850%	4/1/2060	652	383
Oracle Corp.	4.100%	3/25/2061	139	85
Oracle Corp.	6.125%	8/3/2065	139	117
Oracle Corp.	6.100%	9/26/2065	404	338
Oracle Corp.	6.850%	2/4/2066	732	682
Qorvo Inc.	4.375%	10/15/2029	200	193
QUALCOMM Inc.	1.300%	5/20/2028	378	357
QUALCOMM Inc.	1.650%	5/20/2032	714	605
QUALCOMM Inc.	4.750%	5/20/2032	100	100
QUALCOMM Inc.	5.400%	5/20/2033	200	207
QUALCOMM Inc.	4.300%	5/20/2047	250	204
QUALCOMM Inc.	3.250%	5/20/2050	200	135
QUALCOMM Inc.	4.500%	5/20/2052	200	165

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
QUALCOMM Inc.	6.000%	5/20/2053	200	204
Roper Technologies Inc.	1.400%	9/15/2027	500	482
Roper Technologies Inc.	4.200%	9/15/2028	175	174
Roper Technologies Inc.	2.950%	9/15/2029	125	119
Roper Technologies Inc.	2.000%	6/30/2030	125	112
Roper Technologies Inc.	1.750%	2/15/2031	200	174
Roper Technologies Inc.	4.750%	2/15/2032	50	49
Roper Technologies Inc.	4.900%	10/15/2034	200	193
Salesforce Inc.	3.700%	4/11/2028	325	321
Salesforce Inc.	1.500%	7/15/2028	200	188
Salesforce Inc.	4.650%	3/15/2029	800	800
Salesforce Inc.	1.950%	7/15/2031	300	261
Salesforce Inc.	4.900%	9/15/2031	474	473
Salesforce Inc.	5.200%	3/15/2033	500	501
Salesforce Inc.	5.550%	3/15/2036	825	823
Salesforce Inc.	2.700%	7/15/2041	250	171
Salesforce Inc.	6.400%	3/15/2046	275	277
Salesforce Inc.	2.900%	7/15/2051	244	142
Salesforce Inc.	6.550%	3/15/2056	700	701
Salesforce Inc.	3.050%	7/15/2061	200	112
Salesforce Inc.	6.700%	3/15/2066	200	201
ServiceNow Inc.	4.250%	5/15/2028	138	138
ServiceNow Inc.	1.400%	9/1/2030	400	351
ServiceNow Inc.	4.700%	8/15/2031	123	122
ServiceNow Inc.	5.050%	5/15/2033	129	129
ServiceNow Inc.	5.400%	5/15/2036	231	231
ServiceNow Inc.	6.300%	5/15/2056	140	142
Sony Group Corp.	4.657%	6/30/2031	95	95
Sony Group Corp.	5.089%	6/30/2036	92	92
Synopsys Inc.	4.650%	4/1/2028	79	79
Synopsys Inc.	4.850%	4/1/2030	72	72
Synopsys Inc.	5.000%	4/1/2032	114	114
Synopsys Inc.	5.150%	4/1/2035	315	313
Synopsys Inc.	5.700%	4/1/2055	526	510
TD SYNNEX Corp.	4.300%	1/17/2029	179	177
TD SYNNEX Corp.	5.300%	10/10/2035	400	394
Teledyne Technologies Inc.	2.750%	4/1/2031	300	274
Texas Instruments Inc.	2.900%	11/3/2027	94	92
Texas Instruments Inc.	2.250%	9/4/2029	100	94
Texas Instruments Inc.	1.750%	5/4/2030	210	190
Texas Instruments Inc.	4.500%	5/23/2030	200	200
Texas Instruments Inc.	1.900%	9/15/2031	150	132
Texas Instruments Inc.	4.900%	3/14/2033	200	203
Texas Instruments Inc.	4.850%	2/8/2034	100	100
Texas Instruments Inc.	3.875%	3/15/2039	142	124
Texas Instruments Inc.	4.150%	5/15/2048	300	246
Texas Instruments Inc.	5.000%	3/14/2053	400	365
Texas Instruments Inc.	5.050%	5/18/2063	300	268
TSMC Arizona Corp.	2.500%	10/25/2031	200	181
TSMC Arizona Corp.	4.250%	4/22/2032	200	197
TSMC Arizona Corp.	3.125%	10/25/2041	200	162
TSMC Arizona Corp.	3.250%	10/25/2051	200	150
TSMC Arizona Corp.	4.500%	4/22/2052	200	186
VMware LLC	1.800%	8/15/2028	200	189
VMware LLC	4.700%	5/15/2030	150	150
VMware LLC	2.200%	8/15/2031	300	264
Workday Inc.	3.700%	4/1/2029	100	97
Workday Inc.	3.800%	4/1/2032	200	186
Xilinx Inc.	2.375%	6/1/2030	200	184
				108,675
Utilities (2.6%)
AEP Texas Inc.	3.950%	6/1/2028	100	99
AEP Texas Inc.	5.450%	5/15/2029	200	204
AEP Texas Inc.	2.100%	7/1/2030	200	181
AEP Texas Inc.	5.700%	5/15/2034	253	261
AEP Texas Inc.	5.200%	4/15/2036	100	99
AEP Texas Inc.	3.800%	10/1/2047	50	37
AEP Texas Inc.	5.250%	5/15/2052	89	81
AEP Texas Inc.	5.850%	10/15/2055	195	191

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
AEP Transmission Co. LLC	5.150%	4/1/2034	50	50
AEP Transmission Co. LLC	5.250%	6/1/2036	55	55
AEP Transmission Co. LLC	4.000%	12/1/2046	75	60
AEP Transmission Co. LLC	3.750%	12/1/2047	100	76
AEP Transmission Co. LLC	3.800%	6/15/2049	70	52
AEP Transmission Co. LLC	3.150%	9/15/2049	70	47
AEP Transmission Co. LLC	3.650%	4/1/2050	150	111
AEP Transmission Co. LLC	4.500%	6/15/2052	400	333
AES Corp.	5.450%	6/1/2028	200	202
AES Corp.	5.200%	7/15/2029	75	75
AES Corp.	2.450%	1/15/2031	300	268
AES Corp.	5.800%	3/15/2032	308	312
AES Corp.	5.750%	7/15/2033	75	75
Alabama Power Co.	1.450%	9/15/2030	500	439
Alabama Power Co.	4.300%	3/15/2031	100	98
Alabama Power Co.	3.940%	9/1/2032	331	317
Alabama Power Co.	6.125%	5/15/2038	50	54
Alabama Power Co.	3.850%	12/1/2042	25	20
Alabama Power Co.	4.150%	8/15/2044	75	62
Alabama Power Co.	3.750%	3/1/2045	150	117
Alabama Power Co.	4.300%	1/2/2046	200	167
Alabama Power Co.	3.700%	12/1/2047	50	38
Alabama Power Co.	3.450%	10/1/2049	58	41
Alabama Power Co.	3.125%	7/15/2051	107	70
Alabama Power Co.	3.000%	3/15/2052	200	127
Alliant Energy Corp.	5.750%	4/1/2056	107	106
Ameren Corp.	3.500%	1/15/2031	300	284
Ameren Corp.	5.375%	3/15/2035	243	246
Ameren Corp.	5.000%	5/15/2036	200	195
Ameren Illinois Co.	3.800%	5/15/2028	75	74
Ameren Illinois Co.	4.950%	6/1/2033	125	125
Ameren Illinois Co.	3.700%	12/1/2047	150	113
Ameren Illinois Co.	3.250%	3/15/2050	60	41
Ameren Illinois Co.	5.550%	7/1/2054	200	194
Ameren Illinois Co.	5.625%	3/1/2055	158	155
American Electric Power Co. Inc.	3.200%	11/13/2027	75	74
American Electric Power Co. Inc.	4.300%	12/1/2028	150	149
American Electric Power Co. Inc.	5.200%	1/15/2029	200	203
American Electric Power Co. Inc.	5.625%	3/1/2033	200	207
American Electric Power Co. Inc.	3.250%	3/1/2050	71	48
American Electric Power Co. Inc.	6.950%	12/15/2054	175	187
American Electric Power Co. Inc.	7.050%	12/15/2054	150	156
American Electric Power Co. Inc.	5.800%	3/15/2056	257	255
American Electric Power Co. Inc.	6.050%	3/15/2056	210	209
American Water Capital Corp.	2.950%	9/1/2027	325	320
American Water Capital Corp.	3.450%	6/1/2029	125	121
American Water Capital Corp.	4.625%	6/1/2029	100	100
American Water Capital Corp.	2.800%	5/1/2030	100	94
American Water Capital Corp.	4.450%	6/1/2032	250	245
American Water Capital Corp.	5.150%	3/1/2034	150	152
American Water Capital Corp.	5.200%	4/1/2036	150	150
American Water Capital Corp.	6.593%	10/15/2037	50	56
American Water Capital Corp.	4.300%	9/1/2045	100	84
American Water Capital Corp.	3.750%	9/1/2047	100	76
American Water Capital Corp.	4.200%	9/1/2048	300	242
American Water Capital Corp.	4.150%	6/1/2049	125	100
American Water Capital Corp.	3.450%	5/1/2050	100	70
American Water Capital Corp.	3.250%	6/1/2051	98	66
American Water Capital Corp.	5.700%	9/1/2055	139	138
Appalachian Power Co.	5.650%	4/1/2034	100	103
Appalachian Power Co.	4.500%	3/1/2049	71	58
Appalachian Power Co.	3.700%	5/1/2050	100	72
Arizona Public Service Co.	2.950%	9/15/2027	50	49
Arizona Public Service Co.	5.700%	8/15/2034	163	168
Arizona Public Service Co.	4.500%	4/1/2042	225	196
Arizona Public Service Co.	4.350%	11/15/2045	125	103
Arizona Public Service Co.	4.250%	3/1/2049	100	79
Arizona Public Service Co.	3.350%	5/15/2050	100	68
Arizona Public Service Co.	2.650%	9/15/2050	100	60
Arizona Public Service Co.	5.900%	8/15/2055	200	201

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Atmos Energy Corp.	2.625%	9/15/2029	100	95
Atmos Energy Corp.	4.750%	1/15/2032	250	249
Atmos Energy Corp.	5.900%	11/15/2033	300	318
Atmos Energy Corp.	5.200%	8/15/2035	100	101
Atmos Energy Corp.	5.500%	6/15/2041	200	200
Atmos Energy Corp.	4.150%	1/15/2043	100	85
Atmos Energy Corp.	4.125%	10/15/2044	50	42
Atmos Energy Corp.	3.375%	9/15/2049	400	281
Atmos Energy Corp.	2.850%	2/15/2052	200	125
Atmos Energy Corp.	5.000%	12/15/2054	200	180
Atmos Energy Corp.	5.450%	1/15/2056	85	82
Avangrid Inc.	3.800%	6/1/2029	195	190
Avista Corp.	4.350%	6/1/2048	75	62
Avista Corp.	4.000%	4/1/2052	72	54
Baltimore Gas & Electric Co.	2.250%	6/15/2031	100	89
Baltimore Gas & Electric Co.	5.150%	6/1/2033	95	96
Baltimore Gas & Electric Co.	5.300%	6/1/2034	100	101
Baltimore Gas & Electric Co.	5.450%	6/1/2035	250	254
Baltimore Gas & Electric Co.	3.500%	8/15/2046	100	73
Baltimore Gas & Electric Co.	3.750%	8/15/2047	200	150
Baltimore Gas & Electric Co.	4.250%	9/15/2048	50	41
Baltimore Gas & Electric Co.	3.200%	9/15/2049	80	54
Baltimore Gas & Electric Co.	2.900%	6/15/2050	100	63
Baltimore Gas & Electric Co.	5.400%	6/1/2053	300	284
Baltimore Gas & Electric Co.	5.650%	6/1/2054	100	98
Baltimore Gas & Electric Co.	6.050%	6/1/2056	125	129
Basin Electric Power Cooperative	5.850%	10/15/2055	150	146
Berkshire Hathaway Energy Co.	3.250%	4/15/2028	125	122
Berkshire Hathaway Energy Co.	3.700%	7/15/2030	450	435
Berkshire Hathaway Energy Co.	6.125%	4/1/2036	685	730
Berkshire Hathaway Energy Co.	5.950%	5/15/2037	225	237
Berkshire Hathaway Energy Co.	5.150%	11/15/2043	150	141
Berkshire Hathaway Energy Co.	4.500%	2/1/2045	150	128
Berkshire Hathaway Energy Co.	3.800%	7/15/2048	50	38
Berkshire Hathaway Energy Co.	4.450%	1/15/2049	100	82
Berkshire Hathaway Energy Co.	4.250%	10/15/2050	200	160
Berkshire Hathaway Energy Co.	2.850%	5/15/2051	200	122
Black Hills Corp.	3.050%	10/15/2029	70	66
Black Hills Corp.	4.550%	1/31/2031	100	98
Black Hills Corp.	4.350%	5/1/2033	75	71
Black Hills Corp.	6.000%	1/15/2035	300	312
Black Hills Corp.	4.200%	9/15/2046	50	40
CenterPoint Energy Houston Electric LLC	6.950%	3/15/2033	50	56
CenterPoint Energy Houston Electric LLC	4.950%	4/1/2033	106	106
CenterPoint Energy Houston Electric LLC	5.150%	3/1/2034	550	555
CenterPoint Energy Houston Electric LLC	5.050%	3/1/2035	50	50
CenterPoint Energy Houston Electric LLC	4.950%	8/15/2035	182	180
CenterPoint Energy Houston Electric LLC	4.850%	4/1/2036	119	116
CenterPoint Energy Houston Electric LLC	4.500%	4/1/2044	121	106
CenterPoint Energy Houston Electric LLC	2.900%	7/1/2050	100	64
CenterPoint Energy Houston Electric LLC	3.350%	4/1/2051	200	138
CenterPoint Energy Houston Electric LLC	4.850%	10/1/2052	56	50
CenterPoint Energy Inc.	5.400%	6/1/2029	186	190
CenterPoint Energy Inc.	2.950%	3/1/2030	70	66
CenterPoint Energy Inc.	6.850%	2/15/2055	100	105
CenterPoint Energy Inc.	7.000%	2/15/2055	50	52
CenterPoint Energy Inc.	5.950%	4/1/2056	130	130
CenterPoint Energy Resources Corp.	4.000%	4/1/2028	100	99
CenterPoint Energy Resources Corp.	1.750%	10/1/2030	100	89
CenterPoint Energy Resources Corp.	4.400%	7/1/2032	200	195
CenterPoint Energy Resources Corp.	5.400%	3/1/2033	13	13
CenterPoint Energy Resources Corp.	5.400%	7/1/2034	50	51
CenterPoint Energy Resources Corp.	5.850%	1/15/2041	250	256
Centerpoint Energy Restoration Bond Co. III LLC	4.864%	12/15/2040	290	281
Cleco Corporate Holdings LLC	4.973%	5/1/2046	125	107
Cleveland Electric Illuminating Co.	5.950%	12/15/2036	175	181
CMS Energy Corp.	3.450%	8/15/2027	50	49
CMS Energy Corp.	4.875%	3/1/2044	75	67
CMS Energy Corp.	4.750%	6/1/2050	100	98
CMS Energy Corp.	6.500%	6/1/2055	175	179

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Commonwealth Edison Co.	2.950%	8/15/2027	75	74
Commonwealth Edison Co.	3.700%	8/15/2028	145	143
Commonwealth Edison Co.	2.200%	3/1/2030	50	46
Commonwealth Edison Co.	4.550%	6/1/2031	61	61
Commonwealth Edison Co.	5.300%	6/1/2034	50	51
Commonwealth Edison Co.	5.900%	3/15/2036	150	159
Commonwealth Edison Co.	6.450%	1/15/2038	175	192
Commonwealth Edison Co.	4.600%	8/15/2043	75	66
Commonwealth Edison Co.	4.700%	1/15/2044	175	156
Commonwealth Edison Co.	3.700%	3/1/2045	75	58
Commonwealth Edison Co.	3.650%	6/15/2046	100	75
Commonwealth Edison Co.	4.000%	3/1/2048	350	274
Commonwealth Edison Co.	4.000%	3/1/2049	125	98
Commonwealth Edison Co.	3.000%	3/1/2050	200	130
Commonwealth Edison Co.	3.850%	3/15/2052	200	148
Commonwealth Edison Co.	5.650%	6/1/2054	100	99
Commonwealth Edison Co.	5.950%	6/1/2055	300	305
Commonwealth Edison Co.	5.850%	6/1/2056	98	99
Connecticut Light & Power Co.	4.950%	8/15/2034	50	50
Connecticut Light & Power Co.	4.300%	4/15/2044	150	127
Connecticut Light & Power Co.	4.000%	4/1/2048	160	127
Consolidated Edison Co of New York Inc.	5.150%	6/15/2036	175	174
Consolidated Edison Co of New York Inc.	5.875%	6/15/2056	150	151
Consolidated Edison Co. of New York Inc.	2.400%	6/15/2031	600	540
Consolidated Edison Co. of New York Inc.	5.200%	3/1/2033	576	587
Consolidated Edison Co. of New York Inc.	5.300%	3/1/2035	200	203
Consolidated Edison Co. of New York Inc.	5.125%	3/15/2035	200	200
Consolidated Edison Co. of New York Inc.	6.200%	6/15/2036	75	81
Consolidated Edison Co. of New York Inc.	4.450%	3/15/2044	200	172
Consolidated Edison Co. of New York Inc.	4.500%	12/1/2045	375	320
Consolidated Edison Co. of New York Inc.	3.850%	6/15/2046	145	112
Consolidated Edison Co. of New York Inc.	3.875%	6/15/2047	75	58
Consolidated Edison Co. of New York Inc.	4.125%	5/15/2049	300	237
Consolidated Edison Co. of New York Inc.	3.950%	4/1/2050	250	194
Consolidated Edison Co. of New York Inc.	6.150%	11/15/2052	200	208
Consolidated Edison Co. of New York Inc.	5.900%	11/15/2053	200	202
Consolidated Edison Co. of New York Inc.	5.700%	5/15/2054	100	98
Consolidated Edison Co. of New York Inc.	5.500%	3/15/2055	300	286
Consolidated Edison Co. of New York Inc.	5.750%	11/15/2055	179	177
Consolidated Edison Co. of New York Inc.	4.000%	11/15/2057	75	56
Consolidated Edison Co. of New York Inc.	4.500%	5/15/2058	120	97
Constellation Energy Generation LLC	3.900%	1/8/2028	121	120
Constellation Energy Generation LLC	5.600%	3/1/2028	46	47
Constellation Energy Generation LLC	4.550%	6/1/2029	200	199
Constellation Energy Generation LLC	4.400%	1/15/2031	92	90
Constellation Energy Generation LLC	4.800%	1/15/2032	163	162
Constellation Energy Generation LLC	5.800%	3/1/2033	134	140
Constellation Energy Generation LLC	6.125%	1/15/2034	200	212
Constellation Energy Generation LLC	5.300%	6/1/2036	185	184
Constellation Energy Generation LLC	6.250%	10/1/2039	210	222
Constellation Energy Generation LLC	5.750%	10/1/2041	75	75
Constellation Energy Generation LLC	5.600%	6/15/2042	155	153
Constellation Energy Generation LLC	6.500%	10/1/2053	200	215
Constellation Energy Generation LLC	5.875%	1/15/2066	328	320
Consumers Energy Co.	4.650%	3/1/2028	500	503
Consumers Energy Co.	3.800%	11/15/2028	75	74
Consumers Energy Co.	4.700%	1/15/2030	100	100
Consumers Energy Co.	4.500%	1/15/2031	50	50
Consumers Energy Co.	3.600%	8/15/2032	19	18
Consumers Energy Co.	4.625%	5/15/2033	75	74
Consumers Energy Co.	5.050%	5/15/2035	150	150
Consumers Energy Co.	5.125%	5/1/2036	104	104
Consumers Energy Co.	3.950%	5/15/2043	75	61
Consumers Energy Co.	3.250%	8/15/2046	50	36
Consumers Energy Co.	3.950%	7/15/2047	50	39
Consumers Energy Co.	4.050%	5/15/2048	425	339
Consumers Energy Co.	4.350%	4/15/2049	80	66
Consumers Energy Co.	3.100%	8/15/2050	80	54
Consumers Energy Co.	3.500%	8/1/2051	200	143
Consumers Energy Co.	4.200%	9/1/2052	84	67

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Cumberland Combined Cycle Generation LLC	5.821%	5/15/2056	321	328
Dayton Power & Light Co.	4.550%	8/15/2030	60	59
Delmarva Power & Light Co.	4.150%	5/15/2045	100	82
Dominion Energy Inc.	4.600%	5/15/2028	100	100
Dominion Energy Inc.	4.250%	6/1/2028	125	124
Dominion Energy Inc.	3.375%	4/1/2030	125	119
Dominion Energy Inc.	2.250%	8/15/2031	250	221
Dominion Energy Inc.	4.350%	8/15/2032	56	54
Dominion Energy Inc.	5.375%	11/15/2032	200	204
Dominion Energy Inc.	6.300%	3/15/2033	75	80
Dominion Energy Inc.	5.250%	8/1/2033	250	252
Dominion Energy Inc.	5.350%	6/15/2036	94	94
Dominion Energy Inc.	4.900%	8/1/2041	280	258
Dominion Energy Inc.	4.050%	9/15/2042	300	245
Dominion Energy Inc.	4.850%	8/15/2052	200	172
Dominion Energy Inc.	7.000%	6/1/2054	100	106
Dominion Energy Inc.	6.875%	2/1/2055	100	103
Dominion Energy Inc.	6.625%	5/15/2055	200	206
Dominion Energy Inc.	6.000%	2/15/2056	250	251
Dominion Energy Inc.	6.200%	2/15/2056	350	351
Dominion Energy Inc.	6.150%	12/15/2056	56	56
Dominion Energy Inc.	6.250%	12/15/2056	50	50
Dominion Energy South Carolina Inc.	2.300%	12/1/2031	100	89
Dominion Energy South Carolina Inc.	6.625%	2/1/2032	50	55
Dominion Energy South Carolina Inc.	5.300%	1/15/2035	50	51
Dominion Energy South Carolina Inc.	6.050%	1/15/2038	125	133
Dominion Energy South Carolina Inc.	5.450%	2/1/2041	75	75
Dominion Energy South Carolina Inc.	4.600%	6/15/2043	75	67
DTE Electric Co.	2.250%	3/1/2030	450	415
DTE Electric Co.	2.625%	3/1/2031	100	92
DTE Electric Co.	3.000%	3/1/2032	250	230
DTE Electric Co.	5.200%	3/1/2034	50	51
DTE Electric Co.	5.250%	5/15/2035	125	126
DTE Electric Co.	4.850%	3/1/2036	113	110
DTE Electric Co.	4.000%	4/1/2043	225	186
DTE Electric Co.	3.700%	6/1/2046	50	38
DTE Electric Co.	3.750%	8/15/2047	100	77
DTE Electric Co.	3.950%	3/1/2049	78	61
DTE Electric Co.	2.950%	3/1/2050	150	98
DTE Electric Co.	3.650%	3/1/2052	250	182
DTE Electric Co.	5.850%	5/15/2055	285	289
DTE Electric Co.	5.550%	3/1/2056	143	140
DTE Energy Co.	4.950%	7/1/2027	100	101
DTE Energy Co.	4.875%	6/1/2028	550	552
DTE Energy Co.	5.100%	3/1/2029	200	202
DTE Energy Co.	3.400%	6/15/2029	94	91
DTE Energy Co.	2.950%	3/1/2030	60	56
DTE Energy Co.	5.200%	4/1/2030	116	118
DTE Energy Co.	5.850%	6/1/2034	364	380
DTE Energy Co.	5.050%	10/1/2035	503	494
DTE Energy Co.	6.200%	7/1/2058	100	101
Duke Energy Carolinas LLC	3.950%	11/15/2028	125	124
Duke Energy Carolinas LLC	6.000%	12/1/2028	125	129
Duke Energy Carolinas LLC	2.450%	8/15/2029	200	188
Duke Energy Carolinas LLC	2.450%	2/1/2030	100	93
Duke Energy Carolinas LLC	4.850%	3/15/2030	100	101
Duke Energy Carolinas LLC	2.550%	4/15/2031	200	182
Duke Energy Carolinas LLC	4.650%	6/15/2031	67	67
Duke Energy Carolinas LLC	4.950%	1/15/2033	175	176
Duke Energy Carolinas LLC	4.850%	1/15/2034	200	199
Duke Energy Carolinas LLC	5.150%	6/15/2036	141	141
Duke Energy Carolinas LLC	6.100%	6/1/2037	100	106
Duke Energy Carolinas LLC	6.000%	1/15/2038	25	26
Duke Energy Carolinas LLC	6.050%	4/15/2038	25	27
Duke Energy Carolinas LLC	5.300%	2/15/2040	150	149
Duke Energy Carolinas LLC	4.000%	9/30/2042	175	145
Duke Energy Carolinas LLC	3.875%	3/15/2046	100	78
Duke Energy Carolinas LLC	3.700%	12/1/2047	100	75
Duke Energy Carolinas LLC	3.200%	8/15/2049	350	237
Duke Energy Carolinas LLC	5.400%	1/15/2054	350	334

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Duke Energy Carolinas LLC	5.750%	6/15/2056	175	175
	Duke Energy Carolinas SC Storm Funding LLC	4.898%	3/1/2046	260	255
	Duke Energy Corp.	3.150%	8/15/2027	140	138
	Duke Energy Corp.	4.300%	3/15/2028	200	199
	Duke Energy Corp.	2.450%	6/1/2030	100	92
	Duke Energy Corp.	2.550%	6/15/2031	200	180
	Duke Energy Corp.	5.750%	9/15/2033	100	104
	Duke Energy Corp.	5.450%	6/15/2034	100	102
	Duke Energy Corp.	4.950%	9/15/2035	139	136
	Duke Energy Corp.	3.300%	6/15/2041	350	267
	Duke Energy Corp.	4.800%	12/15/2045	275	240
	Duke Energy Corp.	3.750%	9/1/2046	180	134
	Duke Energy Corp.	4.200%	6/15/2049	115	89
	Duke Energy Corp.	3.500%	6/15/2051	140	95
	Duke Energy Corp.	6.100%	9/15/2053	350	356
	Duke Energy Corp.	5.800%	6/15/2054	575	560
	Duke Energy Corp.	6.450%	9/1/2054	150	155
	Duke Energy Florida LLC	3.800%	7/15/2028	100	99
	Duke Energy Florida LLC	2.500%	12/1/2029	425	398
	Duke Energy Florida LLC	1.750%	6/15/2030	100	90
	Duke Energy Florida LLC	4.200%	12/1/2030	25	25
	Duke Energy Florida LLC	2.400%	12/15/2031	200	178
	Duke Energy Florida LLC	4.850%	12/1/2035	100	98
	Duke Energy Florida LLC	6.350%	9/15/2037	225	244
	Duke Energy Florida LLC	6.400%	6/15/2038	200	218
	Duke Energy Florida LLC	3.850%	11/15/2042	100	81
	Duke Energy Florida LLC	3.400%	10/1/2046	100	72
	Duke Energy Florida LLC	4.200%	7/15/2048	100	80
	Duke Energy Florida LLC	3.000%	12/15/2051	550	354
	Duke Energy Florida LLC	6.200%	11/15/2053	380	401
[2]	Duke Energy Florida Project Finance LLC	2.538%	9/1/2031	51	49
	Duke Energy Indiana LLC	5.250%	3/1/2034	100	102
	Duke Energy Indiana LLC	4.950%	3/15/2036	26	26
	Duke Energy Indiana LLC	6.350%	8/15/2038	590	643
	Duke Energy Indiana LLC	3.750%	5/15/2046	425	326
	Duke Energy Indiana LLC	5.900%	5/15/2055	25	25
	Duke Energy Ohio Inc.	2.125%	6/1/2030	100	91
	Duke Energy Ohio Inc.	5.300%	6/15/2035	75	76
	Duke Energy Ohio Inc.	3.700%	6/15/2046	25	19
	Duke Energy Ohio Inc.	5.550%	3/15/2054	100	97
	Duke Energy Progress LLC	2.000%	8/15/2031	200	176
	Duke Energy Progress LLC	5.250%	3/15/2033	350	357
	Duke Energy Progress LLC	5.100%	3/15/2034	100	101
	Duke Energy Progress LLC	5.050%	3/15/2035	201	201
	Duke Energy Progress LLC	4.375%	3/30/2044	300	255
	Duke Energy Progress LLC	3.700%	10/15/2046	50	38
	Duke Energy Progress LLC	3.600%	9/15/2047	50	37
	Duke Energy Progress LLC	5.350%	3/15/2053	150	141
	Duke Energy Progress LLC	5.550%	3/15/2055	241	234
	Duke Energy Progress NC Storm Funding LLC	1.295%	7/1/2030	39	37
[2]	Duke Energy Progress NC Storm Funding LLC	2.387%	7/1/2039	100	86
	Duke Energy Progress NC Storm Funding LLC	2.799%	7/1/2043	100	76
	Edison International	5.250%	11/15/2028	50	50
	Edison International	5.450%	6/15/2029	100	101
	Edison International	6.950%	11/15/2029	250	261
	Edison International	4.800%	3/15/2031	275	267
	Emera US Finance LP	4.750%	6/15/2046	245	209
	Enel Chile SA	4.875%	6/12/2028	125	126
	Entergy Arkansas LLC	5.450%	6/1/2034	125	129
	Entergy Arkansas LLC	4.950%	1/15/2036	89	87
	Entergy Arkansas LLC	2.650%	6/15/2051	500	295
	Entergy Arkansas LLC	5.750%	6/1/2054	50	50
	Entergy Arkansas LLC	5.750%	1/15/2056	110	109
	Entergy Corp.	2.800%	6/15/2030	100	93
	Entergy Corp.	3.750%	6/15/2050	300	218
	Entergy Corp.	7.125%	12/1/2054	100	103
	Entergy Corp.	5.875%	6/15/2056	75	75
	Entergy Corp.	6.100%	6/15/2056	100	100
	Entergy Louisiana LLC	3.120%	9/1/2027	100	99
	Entergy Louisiana LLC	3.050%	6/1/2031	100	92

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Entergy Louisiana LLC	4.000%	3/15/2033	150	142
	Entergy Louisiana LLC	5.350%	3/15/2034	50	51
	Entergy Louisiana LLC	5.150%	9/15/2034	150	151
	Entergy Louisiana LLC	4.900%	4/15/2036	122	119
	Entergy Louisiana LLC	4.950%	1/15/2045	150	137
	Entergy Louisiana LLC	4.200%	9/1/2048	167	134
	Entergy Louisiana LLC	4.200%	4/1/2050	100	79
	Entergy Louisiana LLC	2.900%	3/15/2051	121	76
	Entergy Louisiana LLC	4.750%	9/15/2052	150	129
	Entergy Louisiana LLC	5.700%	3/15/2054	250	246
	Entergy Louisiana LLC	5.800%	3/15/2055	275	275
	Entergy Louisiana LLC	5.650%	4/15/2056	200	196
	Entergy Mississippi LLC	2.850%	6/1/2028	125	121
	Entergy Mississippi LLC	5.050%	4/15/2036	361	355
	Entergy Mississippi LLC	5.850%	6/1/2054	200	200
	Entergy Mississippi LLC	5.800%	4/15/2055	88	88
	Entergy Texas Inc.	4.000%	3/30/2029	100	99
	Entergy Texas Inc.	1.750%	3/15/2031	500	438
	Entergy Texas Inc.	5.200%	6/15/2036	75	74
	Essential Utilities Inc.	4.800%	8/15/2027	500	501
	Essential Utilities Inc.	3.566%	5/1/2029	75	73
	Essential Utilities Inc.	2.704%	4/15/2030	100	93
	Essential Utilities Inc.	5.125%	3/15/2036	75	74
	Essential Utilities Inc.	4.276%	5/1/2049	85	68
	Essential Utilities Inc.	3.351%	4/15/2050	200	135
	Evergy Inc.	4.250%	3/15/2029	56	55
	Evergy Inc.	2.900%	9/15/2029	400	379
	Evergy Kansas Central Inc.	5.250%	3/15/2035	46	46
[3]	Evergy Kansas Central Inc.	5.300%	7/1/2036	76	76
	Evergy Kansas Central Inc.	4.125%	3/1/2042	510	431
	Evergy Kansas Central Inc.	3.250%	9/1/2049	100	68
	Evergy Metro Inc.	2.250%	6/1/2030	100	91
	Evergy Metro Inc.	4.950%	4/15/2033	100	100
	Evergy Metro Inc.	5.400%	4/1/2034	250	256
	Evergy Metro Inc.	5.125%	8/15/2035	227	225
	Evergy Metro Inc.	4.200%	6/15/2047	100	81
[5]	Evergy Missouri West Inc.	5.650%	6/1/2034	50	51
	Eversource Energy	3.300%	1/15/2028	100	98
	Eversource Energy	4.250%	4/1/2029	200	198
	Eversource Energy	5.850%	4/15/2031	400	415
	Eversource Energy	3.375%	3/1/2032	119	109
	Eversource Energy	5.125%	5/15/2033	100	100
	Eversource Energy	5.950%	7/15/2034	375	392
	Eversource Energy	3.450%	1/15/2050	200	139
	Eversource Energy	6.100%	8/15/2056	68	68
	Eversource Energy	6.350%	8/15/2056	71	71
	Exelon Corp.	5.150%	3/15/2028	200	202
	Exelon Corp.	5.150%	3/15/2029	100	101
	Exelon Corp.	5.450%	3/15/2034	100	102
	Exelon Corp.	4.950%	3/15/2036	167	162
	Exelon Corp.	5.100%	6/15/2045	145	132
	Exelon Corp.	4.450%	4/15/2046	275	229
	Exelon Corp.	5.600%	3/15/2053	300	287
	Exelon Corp.	6.500%	3/15/2055	85	87
	FirstEnergy Corp.	3.900%	7/15/2027	100	99
	FirstEnergy Corp.	2.250%	9/1/2030	150	135
	FirstEnergy Corp.	4.850%	7/15/2047	150	130
	FirstEnergy Corp.	3.400%	3/1/2050	250	170
[5]	FirstEnergy Pennsylvania Electric Co.	4.150%	3/15/2028	100	99
[5]	FirstEnergy Pennsylvania Electric Co.	4.550%	3/15/2031	150	149
	FirstEnergy Transmission LLC	4.550%	1/15/2030	100	99
	FirstEnergy Transmission LLC	4.750%	1/15/2033	100	98
	FirstEnergy Transmission LLC	5.000%	1/15/2035	50	49
	Florida Power & Light Co.	4.400%	5/15/2028	200	200
	Florida Power & Light Co.	5.150%	6/15/2029	150	153
	Florida Power & Light Co.	4.625%	5/15/2030	200	200
	Florida Power & Light Co.	2.450%	2/3/2032	200	178
	Florida Power & Light Co.	5.100%	4/1/2033	200	203
	Florida Power & Light Co.	4.800%	5/15/2033	200	199
	Florida Power & Light Co.	5.625%	4/1/2034	25	26

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Florida Power & Light Co.	5.300%	6/15/2034	150	153
	Florida Power & Light Co.	4.700%	2/15/2036	190	184
	Florida Power & Light Co.	5.125%	6/1/2036	88	88
	Florida Power & Light Co.	5.960%	4/1/2039	325	343
	Florida Power & Light Co.	4.125%	2/1/2042	170	145
	Florida Power & Light Co.	4.050%	6/1/2042	125	105
	Florida Power & Light Co.	3.700%	12/1/2047	150	113
	Florida Power & Light Co.	3.950%	3/1/2048	675	529
	Florida Power & Light Co.	3.150%	10/1/2049	205	138
	Florida Power & Light Co.	2.875%	12/4/2051	500	313
	Florida Power & Light Co.	5.600%	6/15/2054	150	147
	Florida Power & Light Co.	5.700%	3/15/2055	60	60
	Florida Power & Light Co.	5.750%	6/1/2056	75	75
	Florida Power & Light Co.	5.800%	3/15/2065	60	60
	Florida Power & Light Co.	5.600%	2/15/2066	174	168
	Florida Power & Light Co.	5.900%	6/1/2066	62	63
	Georgia Power Co.	4.650%	5/16/2028	700	702
	Georgia Power Co.	4.000%	10/1/2028	167	165
	Georgia Power Co.	4.600%	6/15/2029	77	77
	Georgia Power Co.	4.550%	3/15/2030	500	499
	Georgia Power Co.	4.850%	3/15/2031	334	336
	Georgia Power Co.	4.950%	5/17/2033	200	201
	Georgia Power Co.	5.250%	3/15/2034	150	152
	Georgia Power Co.	5.200%	3/15/2035	510	515
	Georgia Power Co.	4.750%	9/1/2040	175	163
	Georgia Power Co.	4.300%	3/15/2043	100	86
	Georgia Power Co.	5.125%	5/15/2052	245	227
	Georgia Power Co.	5.500%	10/1/2055	150	145
	Hydro One Inc.	4.750%	5/30/2031	164	164
	Iberdrola International BV	6.750%	7/15/2036	75	84
	Idaho Power Co.	5.200%	8/15/2034	50	51
	Idaho Power Co.	4.850%	3/1/2036	98	95
	Idaho Power Co.	5.500%	3/15/2053	150	145
	Idaho Power Co.	5.800%	4/1/2054	200	202
	Indiana Michigan Power Co.	3.850%	5/15/2028	250	247
	Indiana Michigan Power Co.	4.250%	8/15/2048	100	81
	Indiana Michigan Power Co.	5.625%	4/1/2053	100	98
	Indiana Michigan Power Co.	5.600%	3/15/2056	75	73
	Interstate Power & Light Co.	4.100%	9/26/2028	125	124
	Interstate Power & Light Co.	3.600%	4/1/2029	60	58
	Interstate Power & Light Co.	2.300%	6/1/2030	100	92
	Interstate Power & Light Co.	4.950%	9/30/2034	50	49
	Interstate Power & Light Co.	5.600%	6/29/2035	125	128
	Interstate Power & Light Co.	6.250%	7/15/2039	50	53
	Interstate Power & Light Co.	3.700%	9/15/2046	75	57
	Interstate Power & Light Co.	5.450%	9/30/2054	100	95
	IPALCO Enterprises Inc.	5.750%	4/1/2034	100	100
	ITC Holdings Corp.	3.350%	11/15/2027	100	98
	ITC Holdings Corp.	5.300%	7/1/2043	200	187
	Jersey Central Power & Light Co.	4.150%	1/15/2029	236	233
[5]	Jersey Central Power & Light Co.	4.600%	1/15/2030	65	65
	Jersey Central Power & Light Co.	4.400%	1/15/2031	150	147
	Jersey Central Power & Light Co.	5.100%	1/15/2035	50	50
	Jersey Central Power & Light Co.	5.150%	1/15/2036	150	149
[2]	John Sevier Combined Cycle Generation LLC	4.626%	1/15/2042	57	55
[2]	Johnsonville Aeroderivative Combustion Turbine Generation LLC	5.078%	10/1/2054	196	186
	Kentucky Utilities Co.	5.125%	11/1/2040	125	121
	Kentucky Utilities Co.	4.375%	10/1/2045	100	84
	Kentucky Utilities Co.	3.300%	6/1/2050	200	136
	Kentucky Utilities Co.	5.850%	8/15/2055	147	148
	Louisville Gas & Electric Co.	4.250%	4/1/2049	170	137
	Louisville Gas & Electric Co.	5.850%	8/15/2055	190	191
	MidAmerican Energy Co.	3.650%	4/15/2029	200	196
	MidAmerican Energy Co.	6.750%	12/30/2031	125	137
	MidAmerican Energy Co.	4.800%	9/15/2043	100	90
	MidAmerican Energy Co.	4.400%	10/15/2044	350	299
	MidAmerican Energy Co.	3.950%	8/1/2047	100	78
	MidAmerican Energy Co.	3.650%	8/1/2048	125	92
	MidAmerican Energy Co.	4.250%	7/15/2049	200	162
	MidAmerican Energy Co.	5.850%	9/15/2054	300	304

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	MidAmerican Energy Co.	5.300%	2/1/2055	125	117
	Mississippi Power Co.	4.250%	3/15/2042	100	85
[5]	Monongahela Power Co.	4.450%	8/15/2029	29	29
	National Fuel Gas Co.	4.750%	9/1/2028	50	50
	National Fuel Gas Co.	4.750%	5/15/2029	56	56
	National Fuel Gas Co.	2.950%	3/1/2031	100	92
	National Fuel Gas Co.	5.050%	10/15/2031	107	107
	National Fuel Gas Co.	5.950%	3/15/2035	110	113
	National Fuel Gas Co.	5.500%	5/15/2036	67	67
	National Grid plc	5.809%	6/12/2033	300	312
	National Grid plc	5.418%	1/11/2034	150	152
	National Grid plc	5.405%	6/9/2036	150	149
	National Grid USA	5.803%	4/1/2035	50	52
	National Rural Utilities Cooperative Finance Corp.	4.120%	9/16/2027	100	100
	National Rural Utilities Cooperative Finance Corp.	3.950%	12/10/2027	150	149
	National Rural Utilities Cooperative Finance Corp.	3.400%	2/7/2028	150	148
	National Rural Utilities Cooperative Finance Corp.	3.900%	11/1/2028	100	99
	National Rural Utilities Cooperative Finance Corp.	4.850%	2/7/2029	75	75
	National Rural Utilities Cooperative Finance Corp.	4.050%	2/9/2029	167	165
	National Rural Utilities Cooperative Finance Corp.	3.700%	3/15/2029	300	293
	National Rural Utilities Cooperative Finance Corp.	4.400%	5/11/2029	125	124
	National Rural Utilities Cooperative Finance Corp.	2.400%	3/15/2030	100	92
	National Rural Utilities Cooperative Finance Corp.	4.300%	12/10/2030	129	127
	National Rural Utilities Cooperative Finance Corp.	5.000%	2/7/2031	75	76
	National Rural Utilities Cooperative Finance Corp.	1.350%	3/15/2031	100	86
	National Rural Utilities Cooperative Finance Corp.	4.023%	11/1/2032	204	195
	National Rural Utilities Cooperative Finance Corp.	4.150%	12/15/2032	53	51
	National Rural Utilities Cooperative Finance Corp.	5.000%	8/15/2034	100	100
	National Rural Utilities Cooperative Finance Corp.	4.300%	3/15/2049	100	83
	Nevada Power Co.	3.700%	5/1/2029	200	196
	Nevada Power Co.	2.400%	5/1/2030	75	69
	Nevada Power Co.	6.750%	7/1/2037	75	83
	Nevada Power Co.	3.125%	8/1/2050	150	99
	Nevada Power Co.	6.000%	3/15/2054	100	101
	Nevada Power Co.	6.250%	5/15/2055	50	50
	NextEra Energy Capital Holdings Inc.	4.685%	9/1/2027	133	133
	NextEra Energy Capital Holdings Inc.	4.850%	2/4/2028	150	151
	NextEra Energy Capital Holdings Inc.	4.900%	2/28/2028	222	223
	NextEra Energy Capital Holdings Inc.	4.900%	3/15/2029	150	151
	NextEra Energy Capital Holdings Inc.	3.500%	4/1/2029	100	97
	NextEra Energy Capital Holdings Inc.	2.750%	11/1/2029	100	95
	NextEra Energy Capital Holdings Inc.	5.050%	3/15/2030	250	253
	NextEra Energy Capital Holdings Inc.	2.250%	6/1/2030	500	456
	NextEra Energy Capital Holdings Inc.	4.400%	3/1/2031	300	296
	NextEra Energy Capital Holdings Inc.	5.300%	3/15/2032	225	229
	NextEra Energy Capital Holdings Inc.	5.000%	7/15/2032	179	180
	NextEra Energy Capital Holdings Inc.	5.050%	2/28/2033	214	215
	NextEra Energy Capital Holdings Inc.	5.450%	3/15/2035	585	594
	NextEra Energy Capital Holdings Inc.	5.250%	2/28/2053	204	185
	NextEra Energy Capital Holdings Inc.	5.550%	3/15/2054	150	142
	NextEra Energy Capital Holdings Inc.	6.750%	6/15/2054	225	234
	NextEra Energy Capital Holdings Inc.	6.700%	9/1/2054	200	205
	NextEra Energy Capital Holdings Inc.	5.900%	3/15/2055	150	148
	NextEra Energy Capital Holdings Inc.	5.850%	3/1/2056	125	123
	NextEra Energy Capital Holdings Inc.	6.000%	10/1/2056	112	112
	NextEra Energy Capital Holdings Inc.	6.200%	10/1/2056	250	250
	NextEra Energy Capital Holdings Inc.	6.625%	10/1/2066	100	102
	NextEra Energy Capital Holdings Inc.	4.800%	12/1/2077	125	123
	NextEra Energy Capital Holdings Inc.	5.650%	5/1/2079	100	100
	NiSource Inc.	5.250%	3/30/2028	200	202
	NiSource Inc.	5.200%	7/1/2029	150	152
	NiSource Inc.	2.950%	9/1/2029	200	190
	NiSource Inc.	3.600%	5/1/2030	200	192
	NiSource Inc.	1.700%	2/15/2031	300	262
	NiSource Inc.	4.750%	5/18/2031	62	62
	NiSource Inc.	5.350%	4/1/2034	200	204
	NiSource Inc.	5.350%	7/15/2035	850	857
	NiSource Inc.	5.300%	5/18/2036	40	40
	NiSource Inc.	5.950%	6/15/2041	77	79
	NiSource Inc.	5.650%	2/1/2045	100	98

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	NiSource Inc.	4.375%	5/15/2047	200	164
	NiSource Inc.	5.000%	6/15/2052	63	56
	NiSource Inc.	6.375%	3/31/2055	100	103
	NiSource Inc.	5.850%	4/1/2055	420	417
	NiSource Inc.	5.750%	7/15/2056	100	100
	Northern States Power Co.	5.050%	5/15/2035	75	75
	Northern States Power Co.	4.850%	5/15/2036	57	56
	Northern States Power Co.	6.250%	6/1/2036	75	81
	Northern States Power Co.	6.200%	7/1/2037	50	54
	Northern States Power Co.	5.350%	11/1/2039	175	175
	Northern States Power Co.	3.400%	8/15/2042	105	81
	Northern States Power Co.	2.900%	3/1/2050	250	165
	Northern States Power Co.	2.600%	6/1/2051	63	38
	Northern States Power Co.	5.100%	5/15/2053	150	137
	Northern States Power Co.	5.400%	3/15/2054	200	192
	Northern States Power Co.	5.650%	6/15/2054	200	197
	Northern States Power Co.	5.650%	5/15/2055	50	49
	Northern States Power Co.	5.550%	5/15/2056	100	97
	NorthWestern Corp.	4.176%	11/15/2044	115	96
	NSTAR Electric Co.	3.250%	5/15/2029	50	48
	NSTAR Electric Co.	4.850%	3/1/2030	70	70
	NSTAR Electric Co.	4.650%	5/15/2031	94	94
	NSTAR Electric Co.	5.400%	6/1/2034	100	102
	NSTAR Electric Co.	5.200%	3/1/2035	450	453
	NSTAR Electric Co.	5.200%	5/15/2036	48	48
	NSTAR Electric Co.	5.500%	3/15/2040	75	75
	NSTAR Electric Co.	4.950%	9/15/2052	74	66
	OGE Energy Corp.	5.450%	5/15/2029	50	51
	Oglethorpe Power Corp.	5.950%	11/1/2039	50	52
	Oglethorpe Power Corp.	5.375%	11/1/2040	275	268
	Oglethorpe Power Corp.	6.200%	12/1/2053	150	154
	Oglethorpe Power Corp.	5.800%	6/1/2054	75	73
	Oglethorpe Power Corp.	5.900%	2/1/2055	175	173
	Ohio Edison Co.	6.875%	7/15/2036	100	112
	Ohio Power Co.	5.650%	6/1/2034	50	52
	Ohio Power Co.	4.150%	4/1/2048	100	79
	Ohio Power Co.	4.000%	6/1/2049	190	145
	Ohio Power Co.	2.900%	10/1/2051	225	138
	Oklahoma Gas & Electric Co.	3.800%	8/15/2028	75	74
	Oklahoma Gas & Electric Co.	3.300%	3/15/2030	100	95
	Oklahoma Gas & Electric Co.	3.250%	4/1/2030	100	95
	Oklahoma Gas & Electric Co.	5.400%	1/15/2033	80	82
	Oklahoma Gas & Electric Co.	4.150%	4/1/2047	50	40
	Oklahoma Gas & Electric Co.	3.850%	8/15/2047	75	58
	Oklahoma Gas & Electric Co.	5.900%	4/1/2056	75	76
	Oncor Electric Delivery Co. LLC	3.700%	11/15/2028	50	49
	Oncor Electric Delivery Co. LLC	4.650%	11/1/2029	100	100
[5]	Oncor Electric Delivery Co. LLC	4.500%	3/15/2031	150	148
	Oncor Electric Delivery Co. LLC	7.250%	1/15/2033	50	56
	Oncor Electric Delivery Co. LLC	5.650%	11/15/2033	200	209
	Oncor Electric Delivery Co. LLC	7.500%	9/1/2038	125	148
	Oncor Electric Delivery Co. LLC	5.250%	9/30/2040	125	122
	Oncor Electric Delivery Co. LLC	4.550%	12/1/2041	75	67
	Oncor Electric Delivery Co. LLC	5.300%	6/1/2042	37	36
	Oncor Electric Delivery Co. LLC	3.750%	4/1/2045	100	78
	Oncor Electric Delivery Co. LLC	3.800%	9/30/2047	50	38
	Oncor Electric Delivery Co. LLC	3.800%	6/1/2049	200	149
	Oncor Electric Delivery Co. LLC	2.700%	11/15/2051	250	148
	Oncor Electric Delivery Co. LLC	4.950%	9/15/2052	200	177
	Oncor Electric Delivery Co. LLC	5.350%	10/1/2052	63	59
	Oncor Electric Delivery Co. LLC	5.550%	6/15/2054	200	193
[5]	Oncor Electric Delivery Co. LLC	5.900%	3/15/2056	111	113
	ONE Gas Inc.	5.100%	4/1/2029	100	101
	ONE Gas Inc.	2.000%	5/15/2030	100	91
	ONE Gas Inc.	4.658%	2/1/2044	125	111
	ONE Gas Inc.	4.500%	11/1/2048	75	64
	Pacific Gas & Electric Co.	3.300%	12/1/2027	800	785
	Pacific Gas & Electric Co.	5.000%	6/4/2028	32	32
	Pacific Gas & Electric Co.	3.000%	6/15/2028	200	194
	Pacific Gas & Electric Co.	3.750%	7/1/2028	300	295

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Pacific Gas & Electric Co.	6.100%	1/15/2029	620	638
	Pacific Gas & Electric Co.	5.550%	5/15/2029	200	204
	Pacific Gas & Electric Co.	4.550%	7/1/2030	400	394
	Pacific Gas & Electric Co.	2.500%	2/1/2031	500	449
	Pacific Gas & Electric Co.	5.050%	11/15/2031	146	146
	Pacific Gas & Electric Co.	4.400%	3/1/2032	81	78
	Pacific Gas & Electric Co.	5.900%	6/15/2032	200	207
	Pacific Gas & Electric Co.	5.050%	10/15/2032	125	124
	Pacific Gas & Electric Co.	6.150%	1/15/2033	200	209
	Pacific Gas & Electric Co.	6.400%	6/15/2033	46	49
	Pacific Gas & Electric Co.	6.950%	3/15/2034	140	153
	Pacific Gas & Electric Co.	5.700%	3/1/2035	198	200
	Pacific Gas & Electric Co.	5.200%	5/1/2036	120	117
	Pacific Gas & Electric Co.	5.600%	8/15/2036	148	148
	Pacific Gas & Electric Co.	4.500%	7/1/2040	500	431
	Pacific Gas & Electric Co.	4.300%	3/15/2045	200	157
	Pacific Gas & Electric Co.	3.950%	12/1/2047	200	146
	Pacific Gas & Electric Co.	4.950%	7/1/2050	825	688
	Pacific Gas & Electric Co.	6.750%	1/15/2053	500	525
	Pacific Gas & Electric Co.	6.700%	4/1/2053	200	208
	Pacific Gas & Electric Co.	5.900%	10/1/2054	300	283
	Pacific Gas & Electric Co.	6.150%	3/1/2055	191	186
	Pacific Gas & Electric Co.	6.100%	10/15/2055	100	97
	Pacific Gas & Electric Co.	6.000%	5/1/2056	167	160
	Pacific Gas & Electric Co.	6.300%	8/15/2056	150	149
	PacifiCorp	3.500%	6/15/2029	200	193
	PacifiCorp	2.700%	9/15/2030	50	46
	PacifiCorp	5.300%	2/15/2031	48	49
	PacifiCorp	7.700%	11/15/2031	250	281
	PacifiCorp	5.450%	2/15/2034	100	101
	PacifiCorp	5.250%	6/15/2035	56	55
	PacifiCorp	6.100%	8/1/2036	100	104
	PacifiCorp	5.750%	4/1/2037	156	157
	PacifiCorp	6.250%	10/15/2037	125	131
	PacifiCorp	6.350%	7/15/2038	75	79
	PacifiCorp	6.000%	1/15/2039	116	118
	PacifiCorp	4.100%	2/1/2042	56	45
	PacifiCorp	4.125%	1/15/2049	50	38
	PacifiCorp	4.150%	2/15/2050	150	114
	PacifiCorp	5.350%	12/1/2053	100	90
	PacifiCorp	5.500%	5/15/2054	200	183
	PacifiCorp	5.800%	1/15/2055	260	248
	PECO Energy Co.	4.900%	6/15/2033	400	403
	PECO Energy Co.	4.875%	9/15/2035	75	74
	PECO Energy Co.	3.900%	3/1/2048	75	58
	PECO Energy Co.	2.800%	6/15/2050	200	125
	PECO Energy Co.	5.250%	9/15/2054	50	46
	PECO Energy Co.	5.650%	9/15/2055	175	173
[2]	PG&E Energy Recovery Funding LLC	2.280%	1/15/2038	100	83
[2]	PG&E Energy Recovery Funding LLC	2.822%	7/15/2048	100	74
	PG&E Recovery Funding LLC	4.838%	6/1/2035	123	123
	PG&E Recovery Funding LLC	5.256%	1/15/2040	280	282
	PG&E Recovery Funding LLC	5.231%	6/1/2042	150	149
	PG&E Recovery Funding LLC	5.536%	7/15/2049	90	89
	PG&E Recovery Funding LLC	5.529%	6/1/2051	150	149
[2]	PG&E Wildfire Recovery Funding LLC	3.594%	6/1/2032	77	76
	PG&E Wildfire Recovery Funding LLC	4.022%	6/1/2033	31	30
[2]	PG&E Wildfire Recovery Funding LLC	4.263%	6/1/2038	100	96
	PG&E Wildfire Recovery Funding LLC	4.722%	6/1/2039	75	74
	PG&E Wildfire Recovery Funding LLC	5.081%	6/1/2043	75	73
[2]	PG&E Wildfire Recovery Funding LLC	4.451%	12/1/2049	250	218
	PG&E Wildfire Recovery Funding LLC	5.212%	12/1/2049	200	189
[2]	PG&E Wildfire Recovery Funding LLC	4.674%	12/1/2053	100	87
	PG&E Wildfire Recovery Funding LLC	5.099%	6/1/2054	75	69
	Piedmont Natural Gas Co. Inc.	3.500%	6/1/2029	110	107
	Piedmont Natural Gas Co. Inc.	5.400%	6/15/2033	75	77
	Piedmont Natural Gas Co. Inc.	5.100%	2/15/2035	100	100
	Piedmont Natural Gas Co. Inc.	4.650%	8/1/2043	50	44
	Piedmont Natural Gas Co. Inc.	3.640%	11/1/2046	75	55
	Piedmont Natural Gas Co. Inc.	3.350%	6/1/2050	200	137

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Pinnacle West Capital Corp.	4.900%	5/15/2028	75	75
Pinnacle West Capital Corp.	4.650%	6/1/2029	75	75
Pinnacle West Capital Corp.	5.150%	5/15/2030	75	76
Potomac Electric Power Co.	5.200%	3/15/2034	50	51
Potomac Electric Power Co.	6.500%	11/15/2037	250	275
Potomac Electric Power Co.	4.150%	3/15/2043	150	126
Potomac Electric Power Co.	5.500%	3/15/2054	50	48
PPL Electric Utilities Corp.	5.000%	5/15/2033	200	201
PPL Electric Utilities Corp.	4.850%	2/15/2034	97	96
PPL Electric Utilities Corp.	6.250%	5/15/2039	100	108
PPL Electric Utilities Corp.	4.150%	10/1/2045	155	128
PPL Electric Utilities Corp.	3.950%	6/1/2047	75	60
PPL Electric Utilities Corp.	5.550%	8/15/2055	379	371
PPL Electric Utilities Corp.	5.750%	5/15/2056	125	125
Progress Energy Inc.	7.000%	10/30/2031	119	130
Public Service Co. of Colorado	3.700%	6/15/2028	75	74
Public Service Co. of Colorado	4.150%	3/13/2029	110	109
Public Service Co. of Colorado	1.900%	1/15/2031	100	88
Public Service Co. of Colorado	1.875%	6/15/2031	100	87
Public Service Co. of Colorado	4.100%	6/1/2032	50	48
Public Service Co. of Colorado	5.350%	5/15/2034	400	406
Public Service Co. of Colorado	5.150%	9/15/2035	396	394
Public Service Co. of Colorado	4.100%	6/15/2048	75	60
Public Service Co. of Colorado	2.700%	1/15/2051	100	60
Public Service Co. of Colorado	5.250%	4/1/2053	200	184
Public Service Co. of Colorado	5.750%	5/15/2054	200	198
Public Service Co. of Colorado	5.850%	5/15/2055	400	401
Public Service Co. of New Hampshire	5.350%	10/1/2033	41	42
Public Service Co. of New Hampshire	3.600%	7/1/2049	75	55
Public Service Co. of New Hampshire	5.150%	1/15/2053	54	50
Public Service Co. of Oklahoma	5.250%	1/15/2033	85	86
Public Service Co. of Oklahoma	5.200%	1/15/2035	100	100
Public Service Co. of Oklahoma	5.450%	1/15/2036	200	202
Public Service Electric & Gas Co.	3.200%	5/15/2029	70	68
Public Service Electric & Gas Co.	2.450%	1/15/2030	50	47
Public Service Electric & Gas Co.	4.200%	1/1/2031	172	169
Public Service Electric & Gas Co.	5.200%	3/1/2034	100	101
Public Service Electric & Gas Co.	4.850%	8/1/2034	400	396
Public Service Electric & Gas Co.	5.050%	3/1/2035	100	100
Public Service Electric & Gas Co.	4.900%	8/15/2035	217	215
Public Service Electric & Gas Co.	3.800%	3/1/2046	250	195
Public Service Electric & Gas Co.	3.850%	5/1/2049	200	153
Public Service Electric & Gas Co.	3.150%	1/1/2050	200	135
Public Service Electric & Gas Co.	2.050%	8/1/2050	500	268
Public Service Electric & Gas Co.	5.450%	3/1/2054	100	96
Public Service Electric & Gas Co.	5.300%	8/1/2054	250	236
Public Service Electric & Gas Co.	5.500%	3/1/2055	100	97
Public Service Electric & Gas Co.	5.625%	1/1/2056	195	193
Public Service Enterprise Group Inc.	5.875%	10/15/2028	100	103
Public Service Enterprise Group Inc.	5.200%	4/1/2029	200	203
Public Service Enterprise Group Inc.	1.600%	8/15/2030	500	441
Public Service Enterprise Group Inc.	4.800%	6/15/2031	114	114
Puget Energy Inc.	4.100%	6/15/2030	100	97
Puget Energy Inc.	5.725%	3/15/2035	120	121
Puget Sound Energy Inc.	5.330%	6/15/2034	100	102
Puget Sound Energy Inc.	6.274%	3/15/2037	125	135
Puget Sound Energy Inc.	5.757%	10/1/2039	125	128
Puget Sound Energy Inc.	4.300%	5/20/2045	100	83
Puget Sound Energy Inc.	4.223%	6/15/2048	125	101
Puget Sound Energy Inc.	3.250%	9/15/2049	90	61
Puget Sound Energy Inc.	5.685%	6/15/2054	50	49
Puget Sound Energy Inc.	5.598%	9/15/2055	107	104
San Diego Gas & Electric Co.	1.700%	10/1/2030	500	443
San Diego Gas & Electric Co.	3.000%	3/15/2032	200	182
San Diego Gas & Electric Co.	5.400%	4/15/2035	94	96
San Diego Gas & Electric Co.	5.200%	3/15/2036	100	100
San Diego Gas & Electric Co.	4.500%	8/15/2040	100	90
San Diego Gas & Electric Co.	3.750%	6/1/2047	75	57
San Diego Gas & Electric Co.	3.320%	4/15/2050	100	68
San Diego Gas & Electric Co.	3.700%	3/15/2052	100	72

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	San Diego Gas & Electric Co.	5.350%	4/1/2053	150	140
	San Diego Gas & Electric Co.	5.550%	4/15/2054	250	240
	San Diego Gas & Electric Co.	5.950%	3/15/2056	100	101
	SCE Recovery Funding LLC	4.697%	6/15/2042	64	63
	SCE Recovery Funding LLC	2.943%	11/15/2044	50	42
[2]	SCE Recovery Funding LLC	5.341%	3/15/2047	385	380
	SCE Recovery Funding LLC	3.240%	11/15/2048	50	35
	SCE Recovery Funding LLC	5.112%	12/14/2049	50	47
	Sempra	3.400%	2/1/2028	200	196
	Sempra	5.250%	3/15/2036	147	145
	Sempra	3.800%	2/1/2038	200	170
	Sempra	6.000%	10/15/2039	150	154
	Sempra	4.000%	2/1/2048	175	132
	Sempra	6.400%	10/1/2054	150	151
	Sempra	6.875%	10/1/2054	250	255
	Sempra	6.550%	4/1/2055	150	151
	Sempra	6.375%	4/1/2056	81	82
	Sierra Pacific Power Co.	6.200%	12/15/2055	85	84
	Sierra Pacific Power Co.	6.375%	9/15/2056	200	200
	Southern California Edison Co.	3.650%	3/1/2028	100	98
	Southern California Edison Co.	5.300%	3/1/2028	200	202
	Southern California Edison Co.	4.200%	3/1/2029	75	74
	Southern California Edison Co.	6.650%	4/1/2029	75	78
	Southern California Edison Co.	5.150%	6/1/2029	375	379
	Southern California Edison Co.	2.850%	8/1/2029	275	260
	Southern California Edison Co.	2.250%	6/1/2030	300	272
	Southern California Edison Co.	2.500%	6/1/2031	200	179
	Southern California Edison Co.	5.450%	6/1/2031	200	204
	Southern California Edison Co.	4.950%	9/15/2031	97	97
	Southern California Edison Co.	2.750%	2/1/2032	130	116
	Southern California Edison Co.	5.950%	11/1/2032	200	208
	Southern California Edison Co.	4.800%	3/15/2033	175	171
	Southern California Edison Co.	5.200%	6/1/2034	250	248
	Southern California Edison Co.	5.450%	3/1/2035	150	150
	Southern California Edison Co.	5.750%	4/1/2035	75	76
	Southern California Edison Co.	5.350%	7/15/2035	200	197
	Southern California Edison Co.	5.625%	2/1/2036	125	125
	Southern California Edison Co.	5.500%	3/15/2040	100	96
	Southern California Edison Co.	4.500%	9/1/2040	275	236
	Southern California Edison Co.	4.050%	3/15/2042	208	165
	Southern California Edison Co.	4.000%	4/1/2047	135	101
	Southern California Edison Co.	4.125%	3/1/2048	100	75
	Southern California Edison Co.	4.875%	3/1/2049	100	84
	Southern California Edison Co.	3.650%	6/1/2051	350	241
	Southern California Edison Co.	3.450%	2/1/2052	200	131
	Southern California Edison Co.	5.450%	6/1/2052	100	89
	Southern California Edison Co.	5.700%	3/1/2053	200	185
	Southern California Edison Co.	5.875%	12/1/2053	150	143
	Southern California Edison Co.	5.750%	4/15/2054	150	140
	Southern California Edison Co.	5.900%	3/1/2055	150	143
	Southern California Gas Co.	2.550%	2/1/2030	150	140
	Southern California Gas Co.	5.050%	9/1/2034	100	100
	Southern California Gas Co.	5.450%	6/15/2035	75	77
	Southern California Gas Co.	3.750%	9/15/2042	75	60
	Southern California Gas Co.	4.125%	6/1/2048	75	59
	Southern California Gas Co.	3.950%	2/15/2050	70	53
	Southern California Gas Co.	6.350%	11/15/2052	350	371
	Southern California Gas Co.	5.750%	6/1/2053	100	98
	Southern California Gas Co.	5.600%	4/1/2054	50	48
	Southern California Gas Co.	6.000%	6/15/2055	50	51
	Southern California Gas Co.	5.900%	6/1/2056	75	75
	Southern Co.	5.113%	8/1/2027	200	201
	Southern Co.	1.750%	3/15/2028	300	286
	Southern Co.	4.850%	6/15/2028	200	201
	Southern Co.	5.500%	3/15/2029	150	153
	Southern Co.	5.700%	10/15/2032	90	93
	Southern Co.	4.850%	3/15/2035	500	488
	Southern Co.	4.250%	7/1/2036	200	184
	Southern Co.	4.400%	7/1/2046	575	481
	Southern Co.	6.375%	3/15/2055	312	320

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Southern Co.	6.000%	4/1/2058	100	100
Southern Co. Gas Capital Corp.	4.050%	9/15/2028	32	32
Southern Co. Gas Capital Corp.	1.750%	1/15/2031	89	78
Southern Co. Gas Capital Corp.	5.150%	9/15/2032	90	91
Southern Co. Gas Capital Corp.	4.950%	9/15/2034	150	148
Southern Co. Gas Capital Corp.	5.100%	9/15/2035	57	57
Southern Co. Gas Capital Corp.	5.875%	3/15/2041	75	77
Southern Co. Gas Capital Corp.	4.400%	6/1/2043	250	214
Southern Co. Gas Capital Corp.	4.400%	5/30/2047	100	83
Southern Co. Gas Capital Corp.	6.050%	9/15/2056	51	51
Southern Power Co.	4.250%	10/1/2030	44	43
Southern Power Co.	4.800%	6/15/2031	168	168
Southern Power Co.	4.900%	10/1/2035	65	63
Southern Power Co.	5.150%	9/15/2041	77	73
Southern Power Co.	5.250%	7/15/2043	50	47
Southern Power Co.	4.950%	12/15/2046	75	67
Southwest Gas Corp.	3.700%	4/1/2028	50	49
Southwest Gas Corp.	2.200%	6/15/2030	350	318
Southwest Gas Corp.	4.050%	3/15/2032	200	191
Southwest Gas Corp.	3.800%	9/29/2046	75	57
Southwest Gas Corp.	4.150%	6/1/2049	25	20
Southwestern Electric Power Co.	4.100%	9/15/2028	100	99
Southwestern Electric Power Co.	5.300%	4/1/2033	100	101
Southwestern Electric Power Co.	5.200%	4/1/2036	146	144
Southwestern Electric Power Co.	6.200%	3/15/2040	75	78
Southwestern Electric Power Co.	3.900%	4/1/2045	100	77
Southwestern Electric Power Co.	3.850%	2/1/2048	175	130
Southwestern Electric Power Co.	3.250%	11/1/2051	200	131
Southwestern Electric Power Co.	5.900%	4/1/2056	150	148
Southwestern Public Service Co.	5.300%	5/15/2035	125	125
Southwestern Public Service Co.	5.300%	8/15/2036	104	104
Southwestern Public Service Co.	4.500%	8/15/2041	100	88
Southwestern Public Service Co.	3.700%	8/15/2047	75	56
Southwestern Public Service Co.	3.750%	6/15/2049	75	55
Southwestern Public Service Co.	3.150%	5/1/2050	100	66
Southwestern Public Service Co.	6.000%	6/1/2054	200	202
Southwestern Public Service Co.	5.875%	8/15/2056	97	96
Spire Inc.	4.600%	9/1/2031	100	99
Spire Inc.	6.250%	6/1/2056	86	86
Spire Inc.	6.450%	6/1/2056	50	50
Spire Missouri Inc.	5.150%	8/15/2034	50	50
System Energy Resources Inc.	5.300%	12/15/2034	100	100
Tampa Electric Co.	4.300%	6/15/2048	75	62
Tampa Electric Co.	4.450%	6/15/2049	125	104
Tampa Electric Co.	3.625%	6/15/2050	50	36
Tampa Electric Co.	5.000%	7/15/2052	100	90
Toledo Edison Co.	6.150%	5/15/2037	75	80
Tucson Electric Power Co.	5.200%	9/15/2034	50	50
Tucson Electric Power Co.	4.000%	6/15/2050	100	77
Tucson Electric Power Co.	5.500%	4/15/2053	66	63
Union Electric Co.	2.950%	3/15/2030	350	331
Union Electric Co.	2.150%	3/15/2032	200	175
Union Electric Co.	5.200%	4/1/2034	250	253
Union Electric Co.	5.250%	4/15/2035	100	101
Union Electric Co.	4.800%	3/15/2036	94	91
Union Electric Co.	8.450%	3/15/2039	150	192
Union Electric Co.	3.650%	4/15/2045	125	96
Union Electric Co.	4.000%	4/1/2048	175	138
Union Electric Co.	3.250%	10/1/2049	175	119
Union Electric Co.	3.900%	4/1/2052	300	227
Union Electric Co.	5.250%	1/15/2054	150	139
Union Electric Co.	5.125%	3/15/2055	50	46
Union Electric Co.	5.550%	3/15/2056	143	139
Union Electric Co.	5.750%	9/15/2056	71	71
Virginia Electric & Power Co.	3.800%	4/1/2028	150	148
Virginia Electric & Power Co.	2.875%	7/15/2029	275	262
Virginia Electric & Power Co.	2.300%	11/15/2031	200	178
Virginia Electric & Power Co.	2.400%	3/30/2032	200	176
Virginia Electric & Power Co.	5.000%	4/1/2033	200	201
Virginia Electric & Power Co.	5.050%	8/15/2034	50	50

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Virginia Electric & Power Co.	5.150%	3/15/2035	200	200
	Virginia Electric & Power Co.	4.900%	9/15/2035	294	288
	Virginia Electric & Power Co.	6.000%	1/15/2036	125	132
	Virginia Electric & Power Co.	4.950%	3/15/2036	200	196
	Virginia Electric & Power Co.	6.000%	5/15/2037	150	158
	Virginia Electric & Power Co.	6.350%	11/30/2037	50	54
	Virginia Electric & Power Co.	4.450%	2/15/2044	125	108
	Virginia Electric & Power Co.	4.200%	5/15/2045	75	62
	Virginia Electric & Power Co.	4.000%	11/15/2046	450	356
	Virginia Electric & Power Co.	3.800%	9/15/2047	100	76
	Virginia Electric & Power Co.	4.600%	12/1/2048	175	148
	Virginia Electric & Power Co.	3.300%	12/1/2049	98	67
	Virginia Electric & Power Co.	2.450%	12/15/2050	110	63
	Virginia Electric & Power Co.	2.950%	11/15/2051	200	125
	Virginia Electric & Power Co.	5.450%	4/1/2053	200	190
	Virginia Electric & Power Co.	5.700%	8/15/2053	150	148
	Virginia Electric & Power Co.	5.550%	8/15/2054	275	266
	Virginia Electric & Power Co.	5.650%	3/15/2055	200	195
	Virginia Electric & Power Co.	5.600%	9/15/2055	197	191
	Virginia Electric & Power Co.	5.700%	3/15/2056	200	197
[2]	Virginia Power Fuel Securitization LLC	5.088%	5/1/2029	7	7
[2]	Virginia Power Fuel Securitization LLC	4.877%	5/1/2033	150	151
[5]	Vistra Operations Co. LLC	4.550%	10/30/2028	75	75
[5]	Vistra Operations Co. LLC	5.000%	4/30/2031	100	99
[5]	Vistra Operations Co. LLC	5.250%	4/30/2033	100	99
[5]	Vistra Operations Co. LLC	5.550%	4/30/2036	200	199
	Washington Gas Light Co.	3.796%	9/15/2046	100	77
	Washington Gas Light Co.	3.650%	9/15/2049	30	22
	WEC Energy Group Inc.	4.750%	1/15/2028	350	351
	WEC Energy Group Inc.	2.200%	12/15/2028	200	189
	WEC Energy Group Inc.	5.625%	5/15/2056	75	74
	Wisconsin Electric Power Co.	3.950%	3/1/2029	75	74
	Wisconsin Electric Power Co.	5.000%	5/15/2029	100	101
	Wisconsin Electric Power Co.	4.150%	10/15/2030	70	69
	Wisconsin Electric Power Co.	4.650%	6/15/2031	200	199
	Wisconsin Electric Power Co.	4.750%	9/30/2032	90	90
	Wisconsin Electric Power Co.	4.600%	10/1/2034	50	49
	Wisconsin Electric Power Co.	5.100%	6/15/2036	200	200
	Wisconsin Electric Power Co.	4.300%	10/15/2048	100	82
	Wisconsin Electric Power Co.	5.050%	10/1/2054	100	91
	Wisconsin Electric Power Co.	5.650%	3/15/2056	50	50
	Wisconsin Power & Light Co.	3.950%	9/1/2032	1,000	951
	Wisconsin Power & Light Co.	5.375%	3/30/2034	50	51
	Wisconsin Power & Light Co.	6.375%	8/15/2037	100	108
	Wisconsin Power & Light Co.	3.650%	4/1/2050	50	36
	Wisconsin Power & Light Co.	5.700%	12/15/2055	35	34
	Wisconsin Public Service Corp.	4.550%	12/1/2029	50	50
	Wisconsin Public Service Corp.	4.250%	1/15/2031	45	44
	Wisconsin Public Service Corp.	4.752%	11/1/2044	350	314
	Wisconsin Public Service Corp.	3.300%	9/1/2049	125	86
	Xcel Energy Inc.	4.000%	6/15/2028	75	74
	Xcel Energy Inc.	2.600%	12/1/2029	200	187
	Xcel Energy Inc.	3.400%	6/1/2030	250	238
	Xcel Energy Inc.	4.600%	6/1/2032	200	196
	Xcel Energy Inc.	5.500%	3/15/2034	200	203
	Xcel Energy Inc.	5.600%	4/15/2035	272	277
	Xcel Energy Inc.	3.500%	12/1/2049	100	70
	Xcel Energy Inc.	5.750%	12/3/2056	120	118
					144,555
Total Corporate Bonds (Cost $1,460,436)					1,376,244
Sovereign Bonds (3.4%)
	African Development Bank	4.375%	11/3/2027	500	501
	African Development Bank	4.375%	3/14/2028	375	376
	African Development Bank	3.875%	6/12/2028	317	315
	African Development Bank	3.500%	9/18/2029	375	367
	African Development Bank	3.625%	3/3/2031	327	319
	African Development Bank	4.500%	6/12/2035	95	95
	African Development Bank	4.125%	1/22/2036	187	182

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
African Development Bank	5.750%	Perpetual	200	197
Asian Development Bank	2.375%	8/10/2027	275	270
Asian Development Bank	6.220%	8/15/2027	100	102
Asian Development Bank	3.125%	8/20/2027	725	717
Asian Development Bank	2.500%	11/2/2027	673	659
Asian Development Bank	4.375%	1/14/2028	368	369
Asian Development Bank	3.750%	4/25/2028	525	521
Asian Development Bank	1.250%	6/9/2028	210	199
Asian Development Bank	5.820%	6/16/2028	148	152
Asian Development Bank	4.500%	8/25/2028	625	629
Asian Development Bank	3.125%	9/26/2028	130	127
Asian Development Bank	4.375%	3/6/2029	500	502
Asian Development Bank	3.625%	8/28/2029	540	531
Asian Development Bank	1.750%	9/19/2029	200	185
Asian Development Bank	1.875%	1/24/2030	200	185
Asian Development Bank	4.125%	5/30/2030	710	708
Asian Development Bank	3.750%	8/28/2030	350	344
Asian Development Bank	0.750%	10/8/2030	500	433
Asian Development Bank	1.500%	3/4/2031	500	443
Asian Development Bank	4.250%	5/28/2031	1,662	1,664
Asian Development Bank	3.125%	4/27/2032	400	376
Asian Development Bank	3.875%	9/28/2032	225	220
Asian Development Bank	4.000%	1/12/2033	380	373
Asian Development Bank	3.875%	6/14/2033	425	413
Asian Development Bank	4.125%	1/12/2034	500	492
Asian Development Bank	4.375%	3/22/2035	823	822
Asian Development Bank	4.250%	1/14/2036	423	417
Asian Infrastructure Investment Bank	4.000%	1/18/2028	450	449
Asian Infrastructure Investment Bank	3.625%	9/15/2028	743	735
Asian Infrastructure Investment Bank	4.125%	1/18/2029	300	300
Asian Infrastructure Investment Bank	4.500%	1/16/2030	295	298
Asian Infrastructure Investment Bank	3.875%	4/22/2031	385	379
Asian Infrastructure Investment Bank	4.250%	3/13/2034	150	149
Asian Infrastructure Investment Bank	4.500%	5/21/2035	193	194
Asian Infrastructure Investment Bank	4.125%	1/14/2036	144	140
Canada	3.750%	4/26/2028	525	521
Canada	4.625%	4/30/2029	355	359
Canada	4.000%	3/18/2030	600	596
Canada Government International Bonds	4.250%	5/28/2031	800	801
Corp. Andina de Fomento	4.125%	1/7/2028	50	50
Corp. Andina de Fomento	4.125%	6/30/2028	129	128
Corp. Andina de Fomento	5.000%	1/22/2030	357	363
Corp. Andina de Fomento	4.625%	1/15/2036	574	565
Council of Europe Development Bank	3.625%	1/26/2028	280	278
Council of Europe Development Bank	4.125%	1/24/2029	100	100
Council of Europe Development Bank	4.000%	5/21/2029	224	223
Council of Europe Development Bank	4.500%	1/15/2030	350	353
Council of Europe Development Bank	3.750%	1/14/2031	217	213
European Bank for Reconstruction & Development	4.375%	3/9/2028	400	401
European Bank for Reconstruction & Development	4.125%	1/25/2029	800	799
European Bank for Reconstruction & Development	4.250%	5/29/2031	702	703
European Bank for Reconstruction & Development	4.250%	3/13/2034	200	199
European Investment Bank	0.625%	10/21/2027	500	478
European Investment Bank	3.250%	11/15/2027	500	494
European Investment Bank	3.875%	3/15/2028	1,100	1,095
European Investment Bank	3.875%	6/15/2028	1,075	1,069
European Investment Bank	4.500%	10/16/2028	600	604
European Investment Bank	4.000%	2/15/2029	500	498
European Investment Bank	3.750%	5/15/2029	753	744
European Investment Bank	4.750%	6/15/2029	875	889
European Investment Bank	1.625%	10/9/2029	125	115
European Investment Bank	3.750%	11/15/2029	880	868
European Investment Bank	4.500%	3/14/2030	1,499	1,514
European Investment Bank	0.875%	5/17/2030	200	176
European Investment Bank	3.625%	7/15/2030	800	783
European Investment Bank	0.750%	9/23/2030	500	434
European Investment Bank	3.875%	10/15/2030	600	592
European Investment Bank	3.750%	3/13/2031	1,317	1,291
European Investment Bank	4.250%	8/16/2032	1,400	1,397
European Investment Bank	3.750%	2/14/2033	425	412

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	European Investment Bank	4.375%	8/16/2033	789	791
	European Investment Bank	4.125%	2/13/2034	775	763
	European Investment Bank	4.625%	2/12/2035	1,462	1,485
	European Investment Bank	4.250%	2/8/2036	1,468	1,446
	European Investment Bank	4.875%	2/15/2036	325	336
[6]	Export Development Canada	3.750%	9/7/2027	440	438
[6]	Export Development Canada	3.875%	2/14/2028	400	398
[6]	Export Development Canada	4.125%	2/13/2029	600	599
[6]	Export Development Canada	4.000%	6/20/2030	250	248
[6]	Export Development Canada	4.750%	6/5/2034	175	179
	Export-Import Bank of Korea	4.000%	9/11/2027	200	199
	Export-Import Bank of Korea	4.250%	9/15/2027	200	200
	Export-Import Bank of Korea	4.625%	1/14/2028	200	201
	Export-Import Bank of Korea	4.500%	1/11/2029	300	301
	Export-Import Bank of Korea	3.750%	1/13/2029	200	197
	Export-Import Bank of Korea	4.000%	9/11/2029	200	198
	Export-Import Bank of Korea	1.250%	9/21/2030	500	440
	Export-Import Bank of Korea	3.750%	9/22/2030	200	195
	Export-Import Bank of Korea	3.875%	1/13/2031	200	196
	Export-Import Bank of Korea	2.125%	1/18/2032	200	177
	Export-Import Bank of Korea	5.125%	1/11/2033	200	207
	Export-Import Bank of Korea	5.125%	9/18/2033	200	207
	Export-Import Bank of Korea	4.375%	1/13/2036	200	194
	Export-Import Bank of Korea	2.500%	6/29/2041	70	51
	Inter-American Development Bank	2.375%	7/7/2027	450	442
	Inter-American Development Bank	0.625%	9/16/2027	800	767
	Inter-American Development Bank	4.000%	1/12/2028	920	918
	Inter-American Development Bank	1.125%	7/20/2028	300	282
	Inter-American Development Bank	3.125%	9/18/2028	875	856
	Inter-American Development Bank	4.125%	2/15/2029	500	499
	Inter-American Development Bank	4.500%	2/15/2030	681	688
	Inter-American Development Bank	3.750%	6/14/2030	843	829
	Inter-American Development Bank	1.125%	1/13/2031	350	306
	Inter-American Development Bank	4.250%	8/11/2031	567	567
	Inter-American Development Bank	3.625%	9/17/2031	875	850
	Inter-American Development Bank	3.500%	4/12/2033	400	380
	Inter-American Development Bank	4.500%	9/13/2033	500	504
	Inter-American Development Bank	4.375%	7/17/2034	349	349
	Inter-American Development Bank	4.375%	7/16/2035	491	489
	Inter-American Development Bank	4.125%	1/23/2036	624	608
	Inter-American Development Bank	3.875%	10/28/2041	200	178
	Inter-American Development Bank	3.200%	8/7/2042	100	81
	Inter-American Investment Corp.	4.125%	2/15/2028	250	250
	Inter-American Investment Corp.	4.750%	9/19/2028	100	101
	Inter-American Investment Corp.	3.625%	11/20/2028	154	152
	Inter-American Investment Corp.	4.250%	2/14/2029	175	175
	Inter-American Investment Corp.	4.250%	4/1/2030	295	294
	Inter-American Investment Corp.	4.375%	5/28/2031	261	262
	International Bank for Reconstruction & Development	2.500%	11/22/2027	350	342
	International Bank for Reconstruction & Development	0.750%	11/24/2027	900	859
	International Bank for Reconstruction & Development	3.625%	5/5/2028	782	775
	International Bank for Reconstruction & Development	3.500%	7/12/2028	875	864
	International Bank for Reconstruction & Development	4.625%	8/1/2028	775	782
	International Bank for Reconstruction & Development	1.125%	9/13/2028	1,500	1,405
	International Bank for Reconstruction & Development	3.625%	9/21/2029	775	762
	International Bank for Reconstruction & Development	3.875%	10/16/2029	918	909
	International Bank for Reconstruction & Development	1.750%	10/23/2029	200	185
	International Bank for Reconstruction & Development	3.875%	2/14/2030	650	643
	International Bank for Reconstruction & Development	4.125%	3/20/2030	1,375	1,371
	International Bank for Reconstruction & Development	0.875%	5/14/2030	400	353
	International Bank for Reconstruction & Development	4.000%	7/25/2030	625	620
	International Bank for Reconstruction & Development	0.750%	8/26/2030	800	696
	International Bank for Reconstruction & Development	3.500%	10/28/2030	1,428	1,389
	International Bank for Reconstruction & Development	4.000%	1/10/2031	400	397
	International Bank for Reconstruction & Development	1.250%	2/10/2031	650	570
	International Bank for Reconstruction & Development	4.500%	4/10/2031	925	936
	International Bank for Reconstruction & Development	1.625%	11/3/2031	1,500	1,313
	International Bank for Reconstruction & Development	4.625%	1/15/2032	1,369	1,393
	International Bank for Reconstruction & Development	2.500%	3/29/2032	200	182
	International Bank for Reconstruction & Development	4.000%	5/6/2032	986	972

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	International Bank for Reconstruction & Development	4.750%	11/14/2033	300	307
	International Bank for Reconstruction & Development	3.875%	8/28/2034	513	495
	International Bank for Reconstruction & Development	4.750%	2/15/2035	250	256
	International Bank for Reconstruction & Development	4.375%	8/27/2035	1,320	1,314
	International Bank for Reconstruction & Development	4.500%	5/20/2036	1,212	1,215
	International Finance Corp.	4.500%	1/21/2028	204	205
	International Finance Corp.	4.500%	7/13/2028	175	176
	International Finance Corp.	3.500%	1/22/2029	219	216
	International Finance Corp.	4.250%	7/2/2029	700	701
	International Finance Corp.	3.875%	7/2/2030	720	712
[7]	Israel Government Aid Bond	5.500%	9/18/2033	100	105
[8]	Japan	4.375%	5/28/2031	374	374
[3,8]	Japan	4.625%	7/2/2036	308	306
[8]	Japan Bank for International Cooperation	2.875%	7/21/2027	200	197
[8]	Japan Bank for International Cooperation	4.625%	7/22/2027	1,000	1,004
[8]	Japan Bank for International Cooperation	2.750%	11/16/2027	800	783
[8]	Japan Bank for International Cooperation	4.625%	7/19/2028	125	126
[8]	Japan Bank for International Cooperation	3.250%	7/20/2028	300	294
[8]	Japan Bank for International Cooperation	3.500%	10/31/2028	350	344
[8]	Japan Bank for International Cooperation	2.125%	2/16/2029	420	397
[8]	Japan Bank for International Cooperation	1.250%	1/21/2031	500	436
[8]	Japan Bank for International Cooperation	4.375%	1/24/2031	200	200
[8]	Japan Bank for International Cooperation	4.625%	4/17/2034	200	200
[8]	Japan Bank for International Cooperation	4.375%	1/23/2036	282	275
[8]	Japan International Cooperation Agency	4.000%	5/23/2028	150	149
[8]	Japan International Cooperation Agency	4.750%	5/21/2029	98	99
[8]	Japan International Cooperation Agency	1.750%	4/28/2031	200	177
[9]	KFW	3.500%	8/27/2027	425	422
[9]	KFW	3.750%	2/15/2028	800	795
[9]	KFW	2.875%	4/3/2028	500	489
[9]	KFW	3.875%	5/15/2028	545	542
[9]	KFW	3.875%	6/15/2028	750	746
[9]	KFW	3.500%	8/9/2028	711	702
[9]	KFW	4.000%	3/15/2029	200	199
[9]	KFW	3.500%	5/15/2029	1,188	1,166
[9]	KFW	1.750%	9/14/2029	175	162
[9]	KFW	4.625%	3/18/2030	205	208
[9]	KFW	3.750%	7/15/2030	989	972
[9]	KFW	4.750%	10/29/2030	275	281
[9]	KFW	3.750%	3/14/2031	1,608	1,576
[9]	KFW	4.125%	7/22/2031	776	772
[9]	KFW	4.125%	7/15/2033	700	691
[9]	KFW	4.375%	2/28/2034	275	275
[9]	KFW	0.000%	4/18/2036	400	259
[9]	KFW	0.000%	6/29/2037	200	122
	Korea Development Bank	4.125%	10/16/2027	200	199
	Korea Development Bank	4.625%	2/3/2028	200	201
	Korea Development Bank	4.375%	2/15/2028	450	450
	Korea Development Bank	4.875%	2/3/2030	200	203
	Korea Development Bank	3.750%	9/16/2030	200	195
	Korea Development Bank	1.625%	1/19/2031	400	355
	Korea Development Bank	4.375%	2/15/2033	450	445
[9]	Landwirtschaftliche Rentenbank	2.500%	11/15/2027	250	244
[9]	Landwirtschaftliche Rentenbank	3.875%	6/14/2028	275	273
[9]	Landwirtschaftliche Rentenbank	4.625%	4/17/2029	240	243
[9]	Landwirtschaftliche Rentenbank	4.125%	5/28/2030	82	82
[9]	Landwirtschaftliche Rentenbank	0.875%	9/3/2030	500	437
[9]	Landwirtschaftliche Rentenbank	3.625%	10/8/2030	423	413
[9]	Landwirtschaftliche Rentenbank	4.125%	6/3/2031	377	375
[9]	Landwirtschaftliche Rentenbank	5.000%	10/24/2033	200	208
	Nordic Investment Bank	4.375%	3/14/2028	450	451
	Nordic Investment Bank	3.750%	8/28/2028	200	198
	Nordic Investment Bank	4.250%	2/28/2029	225	225
	Nordic Investment Bank	3.750%	5/9/2030	343	337
[10]	Oesterreichische Kontrollbank AG	3.625%	9/9/2027	400	397
[10]	Oesterreichische Kontrollbank AG	4.250%	3/1/2028	250	250
[10]	Oesterreichische Kontrollbank AG	4.000%	5/28/2028	65	65
[10]	Oesterreichische Kontrollbank AG	4.125%	1/18/2029	100	100
[10]	Oesterreichische Kontrollbank AG	4.125%	5/29/2029	231	231
[10]	Oesterreichische Kontrollbank AG	3.750%	9/5/2029	200	197

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[10]	Oesterreichische Kontrollbank AG	4.500%	1/24/2030	222	224
[10]	Oesterreichische Kontrollbank AG	3.750%	9/10/2030	255	250
[10]	Oesterreichische Kontrollbank AG	3.750%	1/15/2031	255	250
[2]	Oriental Republic of Uruguay	4.375%	10/27/2027	100	100
[2]	Oriental Republic of Uruguay	4.375%	1/23/2031	338	339
[2]	Oriental Republic of Uruguay	5.750%	10/28/2034	463	484
[2]	Oriental Republic of Uruguay	7.625%	3/21/2036	195	230
[2]	Oriental Republic of Uruguay	5.442%	2/14/2037	445	457
[2]	Oriental Republic of Uruguay	4.125%	11/20/2045	200	172
[2]	Oriental Republic of Uruguay	5.100%	6/18/2050	695	650
[2]	Oriental Republic of Uruguay	4.975%	4/20/2055	457	414
[2]	Oriental Republic of Uruguay	5.250%	9/10/2060	230	213
	Province of Alberta	3.300%	3/15/2028	250	246
	Province of Alberta	4.500%	6/26/2029	229	231
	Province of Alberta	1.300%	7/22/2030	500	445
	Province of Alberta	4.500%	1/24/2034	200	199
	Province of Alberta	4.300%	11/2/2035	102	99
	Province of British Columbia	4.700%	1/24/2028	786	791
	Province of British Columbia	4.800%	11/15/2028	200	202
	Province of British Columbia	4.900%	4/24/2029	600	610
	Province of British Columbia	3.900%	8/27/2030	423	416
	Province of British Columbia	4.050%	4/23/2031	1,114	1,099
	Province of British Columbia	4.200%	7/6/2033	250	245
	Province of British Columbia	4.750%	6/12/2034	544	549
	Province of British Columbia	4.800%	6/11/2035	359	362
	Province of Manitoba	1.500%	10/25/2028	350	329
	Province of Manitoba	4.300%	7/27/2033	250	246
	Province of Manitoba	4.900%	5/31/2034	156	159
	Province of New Brunswick	3.625%	2/24/2028	105	104
	Province of Ontario	4.200%	1/18/2029	350	350
	Province of Ontario	3.800%	1/29/2029	914	904
	Province of Ontario	3.700%	9/17/2029	500	491
	Province of Ontario	2.000%	10/2/2029	585	545
	Province of Ontario	4.700%	1/15/2030	426	431
	Province of Ontario	1.125%	10/7/2030	500	439
	Province of Ontario	1.600%	2/25/2031	600	532
	Province of Ontario	4.050%	4/16/2031	328	324
	Province of Ontario	1.800%	10/14/2031	200	176
	Province of Ontario	5.050%	4/24/2034	321	331
	Province of Ontario	4.450%	11/20/2035	216	213
	Province of Ontario	4.850%	5/29/2036	423	428
	Province of Quebec	3.625%	4/13/2028	250	247
	Province of Quebec	4.500%	4/3/2029	440	443
	Province of Quebec	7.500%	9/15/2029	475	520
	Province of Quebec	1.350%	5/28/2030	400	357
	Province of Quebec	3.875%	1/14/2031	340	334
	Province of Quebec	1.900%	4/21/2031	1,200	1,073
	Province of Quebec	4.500%	9/8/2033	275	274
	Province of Quebec	4.625%	6/3/2036	702	697
	Province of Saskatchewan	4.650%	1/28/2030	249	252
	Republic of Chile	3.240%	2/6/2028	460	451
	Republic of Chile	4.850%	1/22/2029	200	202
	Republic of Chile	2.450%	1/31/2031	200	181
	Republic of Chile	4.350%	4/13/2031	200	196
	Republic of Chile	2.550%	1/27/2032	200	178
	Republic of Chile	2.550%	7/27/2033	400	344
	Republic of Chile	3.500%	1/31/2034	600	545
	Republic of Chile	4.950%	1/5/2036	200	198
	Republic of Chile	5.650%	1/13/2037	277	288
	Republic of Chile	3.100%	5/7/2041	508	389
	Republic of Chile	4.340%	3/7/2042	400	354
	Republic of Chile	3.860%	6/21/2047	345	272
	Republic of Chile	3.500%	1/25/2050	275	200
	Republic of Chile	4.000%	1/31/2052	200	157
	Republic of Chile	5.330%	1/5/2054	200	193
	Republic of Chile	3.100%	1/22/2061	500	314
	Republic of Chile	3.250%	9/21/2071	200	126
	Republic of Hungary	7.625%	3/29/2041	290	344
	Republic of Indonesia	3.500%	1/11/2028	200	198
	Republic of Indonesia	4.100%	4/24/2028	200	199

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Republic of Indonesia	4.750%	2/11/2029	425	427
	Republic of Indonesia	4.400%	3/10/2029	300	299
	Republic of Indonesia	3.400%	9/18/2029	200	194
	Republic of Indonesia	2.850%	2/14/2030	200	187
	Republic of Indonesia	3.850%	10/15/2030	200	193
	Republic of Indonesia	4.350%	2/21/2031	200	196
	Republic of Indonesia	4.300%	4/16/2031	200	195
	Republic of Indonesia	5.030%	5/29/2031	200	201
	Republic of Indonesia	4.750%	9/10/2034	200	193
	Republic of Indonesia	4.950%	2/21/2036	210	203
	Republic of Indonesia	4.900%	4/16/2036	300	289
	Republic of Indonesia	5.690%	5/29/2036	200	204
	Republic of Indonesia	4.350%	1/11/2048	725	596
	Republic of Indonesia	3.700%	10/30/2049	200	146
	Republic of Indonesia	4.200%	10/15/2050	430	339
	Republic of Indonesia	3.050%	3/12/2051	400	256
	Republic of Indonesia	4.300%	3/31/2052	200	160
	Republic of Indonesia	5.450%	9/20/2052	200	190
	Republic of Indonesia	5.650%	1/11/2053	200	196
	Republic of Indonesia	5.100%	2/10/2054	200	184
	Republic of Indonesia	5.150%	9/10/2054	200	184
	Republic of Indonesia	5.475%	2/21/2056	200	194
	Republic of Indonesia	3.200%	9/23/2061	200	122
	Republic of Indonesia	4.450%	4/15/2070	200	156
	Republic of Italy	2.875%	10/17/2029	400	381
	Republic of Italy	5.375%	6/15/2033	475	493
	Republic of Italy	4.000%	10/17/2049	500	383
	Republic of Italy	3.875%	5/6/2051	400	297
	Republic of Korea	2.500%	6/19/2029	200	190
	Republic of Korea	4.500%	7/3/2029	200	201
	Republic of Korea	3.625%	10/29/2030	200	195
	Republic of Korea	1.750%	10/15/2031	200	176
	Republic of Korea	3.875%	9/20/2048	125	106
	Republic of Panama	8.875%	9/30/2027	238	250
	Republic of Panama	3.875%	3/17/2028	460	452
	Republic of Panama	2.252%	9/29/2032	500	420
	Republic of Panama	3.298%	1/19/2033	200	177
[2]	Republic of Panama	5.227%	2/23/2034	200	197
	Republic of Panama	6.400%	2/14/2035	400	423
[2]	Republic of Panama	6.700%	1/26/2036	365	393
	Republic of Panama	6.875%	1/31/2036	200	218
[2]	Republic of Panama	5.662%	2/23/2038	200	200
	Republic of Panama	8.000%	3/1/2038	200	236
[2]	Republic of Panama	4.500%	5/15/2047	100	83
[2]	Republic of Panama	4.500%	4/16/2050	560	449
[2]	Republic of Panama	4.300%	4/29/2053	400	308
	Republic of Panama	6.853%	3/28/2054	263	283
	Republic of Panama	4.500%	4/1/2056	500	390
	Republic of Panama	7.875%	3/1/2057	200	242
[2]	Republic of Panama	3.870%	7/23/2060	513	353
	Republic of Panama	4.500%	1/19/2063	200	153
	Republic of Peru	2.844%	6/20/2030	500	469
	Republic of Peru	2.783%	1/23/2031	900	828
	Republic of Peru	1.862%	12/1/2032	350	290
	Republic of Peru	8.750%	11/21/2033	505	615
	Republic of Peru	3.000%	1/15/2034	250	217
	Republic of Peru	5.375%	2/8/2035	430	434
	Republic of Peru	5.500%	3/30/2036	149	151
[2]	Republic of Peru	6.550%	3/14/2037	325	356
	Republic of Peru	3.300%	3/11/2041	200	155
	Republic of Peru	5.625%	11/18/2050	414	403
	Republic of Peru	3.550%	3/10/2051	300	211
	Republic of Peru	5.875%	8/8/2054	320	318
	Republic of Peru	6.200%	6/30/2055	253	261
	Republic of Peru	3.600%	1/15/2072	175	111
	Republic of Peru	3.230%	7/28/2121	525	291
	Republic of Philippines	5.170%	10/13/2027	300	303
	Republic of Philippines	3.000%	2/1/2028	400	391
	Republic of Philippines	3.750%	1/14/2029	200	197
	Republic of Philippines	9.500%	2/2/2030	300	348

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Republic of Philippines	2.457%	5/5/2030	200	185
Republic of Philippines	7.750%	1/14/2031	400	449
Republic of Philippines	1.648%	6/10/2031	200	173
Republic of Philippines	4.250%	7/27/2031	200	196
Republic of Philippines	4.625%	12/24/2031	200	199
Republic of Philippines	1.950%	1/6/2032	200	173
Republic of Philippines	6.375%	1/15/2032	200	216
Republic of Philippines	5.609%	4/13/2033	300	309
Republic of Philippines	5.000%	7/17/2033	200	199
Republic of Philippines	5.250%	5/14/2034	200	200
Republic of Philippines	6.375%	10/23/2034	550	593
Republic of Philippines	5.500%	2/4/2035	200	204
Republic of Philippines	4.750%	3/5/2035	200	193
Republic of Philippines	5.000%	1/27/2036	200	196
Republic of Philippines	5.325%	6/24/2036	200	200
Republic of Philippines	5.000%	1/13/2037	235	229
Republic of Philippines	3.950%	1/20/2040	400	342
Republic of Philippines	3.700%	3/1/2041	400	326
Republic of Philippines	3.700%	2/2/2042	350	282
Republic of Philippines	2.950%	5/5/2045	200	136
Republic of Philippines	2.650%	12/10/2045	200	128
Republic of Philippines	3.200%	7/6/2046	500	349
Republic of Philippines	4.200%	3/29/2047	259	210
Republic of Philippines	5.950%	10/13/2047	200	204
Republic of Philippines	5.600%	5/14/2049	200	194
Republic of Philippines	5.175%	9/5/2049	200	184
Republic of Philippines	5.900%	2/4/2050	200	203
Republic of Philippines	5.750%	1/27/2051	200	199
Republic of Poland	5.500%	11/16/2027	225	228
Republic of Poland	4.625%	3/18/2029	300	302
Republic of Poland	4.875%	2/12/2030	500	505
Republic of Poland	4.625%	4/14/2031	250	250
Republic of Poland	5.750%	11/16/2032	200	210
Republic of Poland	4.875%	10/4/2033	400	398
Republic of Poland	5.125%	9/18/2034	500	503
Republic of Poland	5.375%	2/12/2035	475	484
Republic of Poland	5.375%	4/14/2036	465	470
Republic of Poland	5.500%	4/4/2053	490	464
Republic of Poland	5.500%	3/18/2054	600	568
Republic of Poland	6.125%	4/14/2056	565	574
State of Israel	5.375%	3/12/2029	200	202
State of Israel	2.500%	1/15/2030	200	184
State of Israel	5.375%	2/19/2030	525	531
State of Israel	2.750%	7/3/2030	350	321
State of Israel	4.500%	1/13/2031	280	274
State of Israel	4.500%	1/17/2033	450	434
State of Israel	5.500%	3/12/2034	600	609
State of Israel	5.625%	2/19/2035	500	512
State of Israel	5.000%	1/13/2036	600	584
State of Israel	4.500%	1/30/2043	200	171
State of Israel	4.125%	1/17/2048	250	194
State of Israel	3.375%	1/15/2050	200	133
State of Israel	3.875%	7/3/2050	400	289
State of Israel	5.750%	3/12/2054	500	477
State of Israel	5.875%	1/13/2056	460	445
State of Israel	4.500%	4/3/2120	200	147
Svensk Exportkredit AB	3.875%	8/4/2027	275	274
Svensk Exportkredit AB	3.750%	9/13/2027	250	249
Svensk Exportkredit AB	3.750%	5/8/2028	200	198
Svensk Exportkredit AB	4.125%	6/14/2028	250	249
Svensk Exportkredit AB	4.250%	2/1/2029	200	200
Svensk Exportkredit AB	3.625%	3/12/2029	200	197
Svensk Exportkredit AB	3.750%	7/29/2030	200	196
Svensk Exportkredit AB	4.875%	10/4/2030	200	205
Toronto Canada	3.900%	9/4/2030	426	420
United Mexican States	3.750%	1/11/2028	675	675
United Mexican States	4.500%	4/22/2029	650	644
United Mexican States	5.000%	5/7/2029	200	200
United Mexican States	3.250%	4/16/2030	185	173
United Mexican States	6.000%	5/13/2030	200	206

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
United Mexican States	4.750%	3/22/2031	350	342
United Mexican States	2.659%	5/24/2031	600	531
United Mexican States	8.300%	8/15/2031	220	255
United Mexican States	4.750%	4/27/2032	300	288
United Mexican States	5.850%	7/2/2032	904	914
United Mexican States	5.375%	3/22/2033	705	691
United Mexican States	7.500%	4/8/2033	100	112
United Mexican States	4.875%	5/19/2033	450	427
United Mexican States	5.625%	2/9/2034	734	722
United Mexican States	3.500%	2/12/2034	400	341
United Mexican States	6.750%	9/27/2034	200	211
United Mexican States	6.350%	2/9/2035	500	511
United Mexican States	5.625%	9/22/2035	441	430
United Mexican States	6.000%	5/7/2036	701	700
United Mexican States	6.875%	5/13/2037	725	761
United Mexican States	6.250%	8/27/2037	400	400
United Mexican States	6.625%	1/29/2038	400	410
United Mexican States	6.125%	2/9/2038	922	905
United Mexican States	6.050%	1/11/2040	633	615
United Mexican States	4.280%	8/14/2041	665	523
United Mexican States	4.750%	3/8/2044	765	616
United Mexican States	4.600%	1/23/2046	600	464
United Mexican States	4.350%	1/15/2047	360	265
United Mexican States	4.600%	2/10/2048	255	193
United Mexican States	4.500%	1/31/2050	400	297
United Mexican States	5.000%	4/27/2051	400	316
United Mexican States	4.400%	2/12/2052	500	358
United Mexican States	6.338%	5/4/2053	600	562
United Mexican States	6.400%	5/7/2054	438	413
United Mexican States	7.375%	5/13/2055	450	478
United Mexican States	6.750%	2/9/2056	700	687
United Mexican States	3.771%	5/24/2061	800	481
United Mexican States	5.750%	10/12/2110	342	279
Total Sovereign Bonds (Cost $192,106)				184,386
Taxable Municipal Bonds (0.4%)
American Municipal Power Inc. Electric Power & Light Revenue (Combination Hydroelectric Projects)	8.084%	2/15/2050	175	217
American Municipal Power Inc. Electric Power & Light Revenue (MELDAHL Hydroelectric Project)	7.499%	2/15/2050	50	57
Bay Area Toll Authority Highway Revenue	6.263%	4/1/2049	250	261
Bay Area Toll Authority Highway Revenue	7.043%	4/1/2050	75	85
Bay Area Toll Authority Highway Revenue	6.907%	10/1/2050	100	112
Bay Area Toll Authority Highway Revenue	3.126%	4/1/2055	100	66
Board of Regents of the University of Texas System College & University Revenue	4.794%	8/15/2046	100	95
Board of Regents of the University of Texas System College & University Revenue	3.354%	8/15/2047	50	38
Board of Regents of the University of Texas System College & University Revenue	2.439%	8/15/2049	50	31
California Earthquake Authority Miscellaneous Revenue	5.603%	7/1/2027	20	20
California GO	1.700%	2/1/2028	100	96
California GO	3.500%	4/1/2028	150	148
California GO	5.125%	9/1/2029	100	102
California GO	2.500%	10/1/2029	70	66
California GO	4.350%	11/1/2032	100	99
California GO	6.000%	3/1/2033	100	107
California GO	4.500%	4/1/2033	145	143
California GO	7.500%	4/1/2034	350	398
California GO	5.150%	9/1/2034	50	51
California GO	5.125%	3/1/2038	225	225
California GO	7.550%	4/1/2039	630	748
California GO	7.300%	10/1/2039	75	86
California GO	7.350%	11/1/2039	375	430
California GO	7.625%	3/1/2040	205	242
California GO	7.600%	11/1/2040	200	239
California GO	5.200%	3/1/2043	100	98
California State University College & University Revenue	3.899%	11/1/2047	50	41
California State University College & University Revenue	2.975%	11/1/2051	140	97
California State University College & University Revenue	5.183%	11/1/2053	100	96
Central Puget Sound Regional Transit Authority Sales Tax Revenue	5.491%	11/1/2039	50	50
Chicago IL GO	5.879%	1/1/2031	38	38
Chicago O'Hare International Airport Port, Airport & Marina Revenue	6.395%	1/1/2040	125	136

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.472%	1/1/2049	45	39
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.572%	1/1/2054	25	22
	Chicago Transit Authority Sales & Transfer Tax Receipts Sales Tax Revenue	6.899%	12/1/2040	109	120
	Clark County Department of Aviation Port, Airport & Marina Revenue	6.820%	7/1/2045	100	110
	Commonwealth Financing Authority Appropriations Revenue	3.807%	6/1/2041	105	91
	Commonwealth Financing Authority Appropriations Revenue (Plancon Program)	3.864%	6/1/2038	100	93
	Commonwealth of Massachusetts GO	5.456%	12/1/2039	150	151
	Commonwealth of Massachusetts GO	2.900%	9/1/2049	100	69
	Commonwealth of Massachusetts Special Obligation Revenue	4.110%	7/15/2031	43	43
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	5.731%	6/1/2040	50	52
	Connecticut GO	5.850%	3/15/2032	200	210
	Cook County IL GO	6.229%	11/15/2034	50	53
	Dallas Area Rapid Transit Sales Tax Revenue	5.999%	12/1/2044	100	103
	Dallas Area Rapid Transit Sales Tax Revenue	5.022%	12/1/2048	50	46
	Dallas Convention Center Hotel Development Corp. Hotel Occupancy Tax Revenue	7.088%	1/1/2042	75	83
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	2.994%	11/1/2038	200	174
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	3.144%	11/1/2045	75	58
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	4.507%	11/1/2051	100	87
[11]	Dallas Independent School District GO	6.450%	2/15/2035	100	102
	District of Columbia Water & Sewer Authority Water Revenue	4.814%	10/1/2114	150	125
	Empire State Development Corp. Income Tax Revenue	3.900%	3/15/2033	85	82
	Empire State Development Corp. Income Tax Revenue	5.770%	3/15/2039	105	107
	Empire State Development Corp. Income Tax Revenue, Prere.	3.900%	3/15/2029	15	15
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	4.094%	1/15/2049	140	115
	Georgia Municipal Electric Authority Electric Power & Light Revenue	6.637%	4/1/2057	226	241
	Georgia Municipal Electric Authority Electric Power & Light Revenue	6.655%	4/1/2057	138	148
	Georgia Municipal Electric Authority Electric Power & Light Revenue	7.055%	4/1/2057	69	76
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	3.115%	6/1/2038	35	29
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	3.000%	6/1/2046	110	100
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	4.214%	6/1/2050	200	141
	Grand Parkway Transportation Corp. Highway Revenue	3.236%	10/1/2052	395	274
	Houston TX GO	6.290%	3/1/2032	70	74
	Illinois GO	5.100%	6/1/2033	1,200	1,212
	Illinois GO	6.630%	2/1/2035	69	72
	Illinois State Toll Highway Authority Highway Revenue	6.184%	1/1/2034	50	53
	Indiana Finance Authority Appropriations Revenue (Ohio River Bridges East End Crossing Project)	3.051%	1/1/2051	75	54
	JobsOhio Beverage System Miscellaneous Revenue	3.985%	1/1/2029	65	65
	JobsOhio Beverage System Miscellaneous Revenue	4.532%	1/1/2035	90	89
	JobsOhio Beverage System Miscellaneous Revenue	2.833%	1/1/2038	5	4
	JobsOhio Beverage System Miscellaneous Revenue, ETM	2.833%	1/1/2038	70	59
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	7.618%	8/1/2040	50	59
	Los Angeles Department of Water & Power Electric Power & Light Revenue	6.574%	7/1/2045	100	106
	Los Angeles Department of Water & Power Water Revenue	6.603%	7/1/2050	100	107
	Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue (Louisiana Utilities Restoration Corp. Project)	3.615%	2/1/2029	33	33
	Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue (Louisiana Utilities Restoration Corp. Project)	5.081%	6/1/2031	52	52
	Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue (Louisiana Utilities Restoration Corp. Project)	4.145%	2/1/2033	100	99
	Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue (Louisiana Utilities Restoration Corp. Project)	5.048%	12/1/2034	100	101
	Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue (Louisiana Utilities Restoration Corp. Project)	4.475%	8/1/2039	150	143
	Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue (Louisiana Utilities Restoration Corp. Project)	5.198%	12/1/2039	200	201
	Maryland Economic Development Corp. College & University Revenue	5.942%	5/31/2057	75	76
	Maryland Economic Development Corp. Intergovernmental Agreement Revenue	5.433%	5/31/2056	98	96
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	3.197%	7/1/2050	150	102
	Massachusetts School Building Authority Sales Tax Revenue	5.715%	8/15/2039	100	103
	Metropolitan Government of Nashville & Davidson County Convention Center Authority Hotel Occupancy Tax Revenue	6.731%	7/1/2043	45	48
	Metropolitan Transportation Authority Dedicated Tax Fund Miscellaneous Taxes Revenue	7.336%	11/15/2039	350	405
	Metropolitan Transportation Authority Transit Revenue	5.175%	11/15/2049	15	14
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	7.462%	10/1/2046	85	100
	Metropolitan Water Reclamation District of Greater Chicago GO	5.720%	12/1/2038	100	102
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	4.280%	10/1/2041	125	115
	Miami-Dade County Seaport Department Port, Airport & Marina Revenue	6.224%	11/1/2055	100	103
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	3.084%	12/1/2034	75	67
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	3.384%	12/1/2040	200	165

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Michigan State University College & University Revenue	4.496%	8/15/2048	50	45
	Michigan State University College & University Revenue	4.165%	8/15/2122	100	72
	Mississippi GO	5.245%	11/1/2034	50	51
	Missouri Health & Educational Facilities Authority College & University Revenue	3.229%	5/15/2050	100	71
	Missouri Health & Educational Facilities Authority College & University Revenue	3.652%	8/15/2057	100	73
[12]	New Jersey Economic Development Authority Appropriations Revenue	7.425%	2/15/2029	166	172
	New Jersey Rutgers State University College & University Revenue	5.665%	5/1/2040	50	51
	New Jersey Rutgers State University College & University Revenue	3.270%	5/1/2043	25	20
	New Jersey Rutgers State University College & University Revenue	3.915%	5/1/2119	75	49
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	6.561%	12/15/2040	200	219
	New Jersey Turnpike Authority Highway Revenue	7.414%	1/1/2040	100	117
	New Jersey Turnpike Authority Highway Revenue	7.102%	1/1/2041	400	456
	New York City Municipal Water Finance Authority Water Revenue	5.952%	6/15/2042	50	50
	New York City Municipal Water Finance Authority Water Revenue	6.011%	6/15/2042	50	50
	New York City Municipal Water Finance Authority Water Revenue	5.440%	6/15/2043	100	95
	New York City Municipal Water Finance Authority Water Revenue	5.882%	6/15/2044	175	174
	New York NY GO	4.610%	9/1/2037	103	99
	New York NY GO	5.517%	10/1/2037	50	50
	New York NY GO	6.271%	12/1/2037	100	106
	New York NY GO	5.559%	10/1/2045	106	106
	New York NY GO	5.650%	2/1/2046	200	201
	New York NY GO	5.796%	2/1/2052	200	202
	New York NY GO	5.828%	10/1/2053	100	101
	New York NY GO	5.935%	2/1/2055	150	154
	New York NY GO	5.392%	10/1/2055	90	87
	New York State Dormitory Authority Income Tax Revenue	5.628%	3/15/2039	90	91
	North Texas Tollway Authority Highway Revenue	6.718%	1/1/2049	150	164
	Ohio State University College & University Revenue	4.800%	6/1/2111	100	83
	Ohio Turnpike & Infrastructure Commission Highway Revenue	3.216%	2/15/2048	75	55
[13]	Oregon School Boards Association GO	5.528%	6/30/2028	26	27
[14]	Oregon State University College & University Revenue	3.424%	3/1/2060	150	104
	Pennsylvania Economic Development Financing Authority Intergovernmental Agreement Revenue	5.689%	6/1/2054	125	125
	Pennsylvania State University College & University Revenue	2.790%	9/1/2043	50	39
	Pennsylvania State University College & University Revenue	2.840%	9/1/2050	100	67
	Pennsylvania Turnpike Commission Highway Revenue	5.511%	12/1/2045	75	75
	Permanent University Fund - Texas A&M University System College & University Revenue	3.100%	7/1/2049	75	56
	Permanent University Fund - University of Texas System College & University Revenue	3.376%	7/1/2047	50	38
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	6.040%	12/1/2029	75	79
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.960%	8/1/2046	250	239
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.310%	8/1/2046	100	98
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.031%	9/1/2048	30	25
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	3.139%	2/15/2051	200	145
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.926%	10/1/2051	225	210
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	3.175%	7/15/2060	150	98
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.458%	10/1/2062	275	233
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.810%	10/15/2065	100	91
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	3.287%	8/1/2069	100	64
	Port of Morrow OR Nuclear Revenue (Bonneville Cooperation Project No. 7)	2.543%	9/1/2040	100	78
	Regional Transportation District Sales Tax Revenue	5.844%	11/1/2050	100	101
	Riverside County CA Appropriations Revenue	3.818%	2/15/2038	50	48
	Sales Tax Securitization Corp. Sales Tax Revenue	3.587%	1/1/2043	75	64
	Sales Tax Securitization Corp. Sales Tax Revenue	3.820%	1/1/2048	50	40
	Sales Tax Securitization Corp. Sales Tax Revenue	4.787%	1/1/2048	100	92
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	4.839%	1/1/2041	150	144
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.808%	2/1/2041	125	129
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.469%	2/1/2045	65	65
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.569%	2/1/2050	80	80
	San Diego County Water Authority Water Revenue	6.138%	5/1/2049	95	97
	San Francisco CA Public Utilities Commission Water Revenue	6.950%	11/1/2050	100	110
	San Jose Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	3.375%	8/1/2034	100	93
	South Carolina Public Service Authority Electric Power & Light Revenue	6.454%	1/1/2050	100	106
	State Board of Administration Finance Corp. Miscellaneous Revenue	1.705%	7/1/2027	250	244
	State Board of Administration Finance Corp. Miscellaneous Revenue	2.154%	7/1/2030	250	229
	State Board of Administration Finance Corp. Miscellaneous Revenue	5.526%	7/1/2034	150	156
	State Public School Building Authority Miscellaneous Revenue	5.000%	9/15/2027	49	49
	Texas Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.178%	4/1/2030	175	179
	Texas GO	5.517%	4/1/2039	169	171
	Texas GO	4.681%	4/1/2040	50	47
	Texas Natural Gas Securitization Finance Corp. Natural Gas Revenue	5.102%	4/1/2035	257	261

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Texas Natural Gas Securitization Finance Corp. Natural Gas Revenue	5.169%	4/1/2041	300	302
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue (North Tarrant Express Managed Lanes Project)	3.922%	12/31/2049	175	140
[13]	Tucson AZ COP	2.856%	7/1/2047	50	37
	United Nations Development Corp. Lease (Appropriation) Revenue	6.536%	8/1/2055	100	106
	University of California College & University Revenue	1.614%	5/15/2030	125	113
	University of California College & University Revenue	3.071%	5/15/2051	100	69
	University of California College & University Revenue	4.858%	5/15/2112	225	186
	University of California College & University Revenue	4.767%	5/15/2115	100	81
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	6.548%	5/15/2048	350	368
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	6.583%	5/15/2049	50	53
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	3.006%	5/15/2050	130	85
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	4.563%	5/15/2053	125	106
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	3.706%	5/15/2120	60	38
	University of Michigan College & University Revenue	2.437%	4/1/2040	100	76
	University of Michigan College & University Revenue	2.562%	4/1/2050	100	62
	University of Michigan College & University Revenue	4.454%	4/1/2122	225	177
	University of Nebraska Facilities Corp. College & University Revenue	3.037%	10/1/2049	65	47
	University of Pittsburgh-of the Commonwealth System of Higher Education College & University Revenue	3.555%	9/15/2119	100	61
	University of Virginia College & University Revenue	2.256%	9/1/2050	335	192
	University of Virginia College & University Revenue	4.179%	9/1/2117	50	37
	Williamsburg Economic Development Authority Miscellaneous Revenue	4.957%	11/1/2035	55	55
	Wisconsin Appropriations Revenue	3.954%	5/1/2036	250	234
Total Taxable Municipal Bonds (Cost $24,735)					22,241

Total Bond Market Index Portfolio
		Coupon	Shares	Market Value• ($000)
Temporary Cash Investments (2.0%)
Money Market Fund (2.0%)
[15]	Vanguard Market Liquidity Fund (Cost $109,552)	3.682%	1,095,605	109,550
Total Investments (101.1%) (Cost $5,918,636)				5,570,235
Other Assets and Liabilities—Net (-1.1%)				(59,515)
Net Assets (100%)				5,510,720
Cost is in $000.

•	See Note A in Notes to Financial Statements.
1
The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.

2	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
3	Includes securities purchased on a when-issued or delayed-delivery basis for which the portfolio has not taken delivery as of June 30, 2026.
4
Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.

5
Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2026, the aggregate value was $16,005, representing 0.3% of net assets.

6	Guaranteed by the Government of Canada.
7	U.S. government-guaranteed.
8	Guaranteed by the Government of Japan.
9	Guaranteed by the Federal Republic of Germany.
10	Guaranteed by the Republic of Austria.
11	Scheduled principal and interest payments are guaranteed by Texas Permanent School Fund.
12	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
13	Scheduled principal and interest payments are guaranteed by Assured Guaranty Inc.
14	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
15	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
1YR—1-year.
CMT—Constant Maturing Treasury Rate.
COP—Certificate of Participation.
DAC—Designated Activity Company.
ETM—Escrowed to Maturity.
GO—General Obligation Bond.
Prere.—Prerefunded.
REIT—Real Estate Investment Trust.
RFUCCT1Y—Refinitiv USD IBOR Consumer Cash Fallbacks Term 1-year.
RFUCCT6M—Refinitiv USD IBOR Consumer Cash Fallbacks Term 6-month.
UMBS—Uniform Mortgage-Backed Securities.

See accompanying Notes, which are an integral part of the Financial Statements.

Total Bond Market Index Portfolio
Statement of Assets and Liabilities
As of June 30, 2026

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $5,809,084)	5,460,685
Affiliated Issuers (Cost $109,552)	109,550
Total Investments in Securities	5,570,235
Investment in Vanguard	118
Receivables for Investment Securities Sold	68,984
Receivables for Accrued Income	46,664
Receivables for Capital Shares Issued	28,905
Total Assets	5,714,906
Liabilities
Due to Custodian	54,862
Payables for Investment Securities Purchased	148,363
Payables for Capital Shares Redeemed	642
Payables to Vanguard	319
Total Liabilities	204,186
Net Assets	5,510,720
At June 30, 2026, net assets consisted of:

Paid-in Capital	5,944,424
Total Distributable Earnings (Loss)	(433,704)
Net Assets	5,510,720

Net Assets
Applicable to 524,651,944 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	5,510,720
Net Asset Value Per Share	$10.50

See accompanying Notes, which are an integral part of the Financial Statements.

Total Bond Market Index Portfolio
Statement of Operations

Six Months Ended June 30, 2026
($000)
Investment Income
Income
Interest[1]	107,563
Total Income	107,563
Expenses
The Vanguard Group—Note C
Investment Advisory Services	100
Management and Administrative	3,409
Marketing and Distribution	196
Custodian Fees	29
Shareholders’ Reports and Proxy Fees	40
Trustees’ Fees and Expenses	1
Other Expenses	12
Total Expenses	3,787
Net Investment Income	103,776
Realized Net Gain (Loss)
Investment Securities Sold[1]	(8,164)
Swap Contracts	39
Realized Net Gain (Loss)	(8,125)
Change in Unrealized Appreciation (Depreciation) of Investment Securities[1]	(60,311)
Net Increase (Decrease) in Net Assets Resulting from Operations	35,340

1
Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the portfolio were $1,197, ($6), and ($2), respectively. Purchases and sales are for temporary cash investment purposes.

See accompanying Notes, which are an integral part of the Financial Statements.

Total Bond Market Index Portfolio
Statement of Changes in Net Assets

	Six Months Ended June 30, 2026	Year Ended December 31, 2025
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	103,776	180,178
Realized Net Gain (Loss)	(8,125)	(26,171)
Change in Unrealized Appreciation (Depreciation)	(60,311)	173,575
Net Increase (Decrease) in Net Assets Resulting from Operations	35,340	327,582
Distributions
Total Distributions	(184,868)	(161,993)
Capital Share Transactions
Issued	887,279	1,037,449
Issued in Lieu of Cash Distributions	184,868	161,993
Redeemed	(581,931)	(777,080)
Net Increase (Decrease) from Capital Share Transactions	490,216	422,362
Total Increase (Decrease)	340,688	587,951
Net Assets
Beginning of Period	5,170,032	4,582,081
End of Period	5,510,720	5,170,032

See accompanying Notes, which are an integral part of the Financial Statements.

Total Bond Market Index Portfolio
Financial Highlights

For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2026	Year Ended December 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$10.80	$10.46	$10.63	$10.32	$12.22	$12.81
Investment Operations
Net Investment Income[1]	.203	.392	.360	.306	.250	.228
Net Realized and Unrealized Gain (Loss) on Investments	(.136)	.318	(.234)	.262	(1.844)	(.454)
Total from Investment Operations	.067	.710	.126	.568	(1.594)	(.226)
Distributions
Dividends from Net Investment Income	(.367)	(.370)	(.296)	(.258)	(.226)	(.260)
Distributions from Realized Capital Gains	—	—	—	—	(.080)	(.104)
Total Distributions	(.367)	(.370)	(.296)	(.258)	(.306)	(.364)
Net Asset Value, End of Period	$10.50	$10.80	$10.46	$10.63	$10.32	$12.22
Total Return	0.65%	6.94%	1.24%	5.58%	-13.21%	-1.72%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$5,511	$5,170	$4,582	$4,322	$3,972	$4,871
Ratio of Total Expenses to Average Net Assets	0.14%	0.14%	0.14%	0.14%[2]	0.14%[2]	0.14%
Ratio of Net Investment Income to Average Net Assets	3.84%	3.72%	3.44%	2.97%	2.30%	1.85%
Portfolio Turnover Rate[3]	30%	45%	41%	40%	42%	69%
The expense ratio and net investment income ratio for the current period have been annualized.

1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.14%.
3	Includes 10%, 12%, 10%, 8%, 12%, and 33%, respectively, attributable to mortgage-dollar-roll activity.

See accompanying Notes, which are an integral part of the Financial Statements.

Total Bond Market Index Portfolio
Notes to Financial Statements
The Total Bond Market Index Portfolio, a portfolio of Vanguard Variable Insurance Funds, is registered under the Investment Company Act of 1940 as an open-end investment company. The portfolio's shares are only available for purchase by separate accounts of insurance companies as investments for variable annuity plans, variable life insurance contracts, or other variable benefit insurance contracts.
A.
The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The portfolio consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the portfolio’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
2. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The portfolio may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. The portfolio may sell a TBA that it does not hold (Sales Commitments) to manage portfolio risks while giving the fund more flexibility. The settlement date of a Sales Commitment is not set, and the positions can be increased or decreased to ensure appropriate hedging ratios for the portfolio and may be offset by entering into an equal amount of TBA purchases. When the portfolio is a buyer of TBA transactions, it maintains cash, short-term investments, or Treasuries in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The portfolio mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The portfolio may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the portfolio cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the portfolio may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its MSFTA, and sell or retain any collateral held up to the net amount owed to the portfolio under the MSFTA.
3. Mortgage Dollar Rolls: The portfolio enters into mortgage-dollar-roll transactions, in which the portfolio sells mortgage-backed securities to a dealer and simultaneously agrees to purchase substantially similar securities in the future at a predetermined price on a predetermined date. The portfolio forgoes principal and interest paid on the securities sold. In exchange for the forgone principal and interest paid, the portfolio is compensated by investing the proceeds of the sale, typically in high-quality short-term fixed income securities, and earning interest on such investments. Further the portfolio receives a lower price on the securities to be repurchased. The portfolio also enters into mortgage-dollar-roll transactions in which the portfolio buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell substantially similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The portfolio continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The portfolio accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the portfolio’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased in the Statement of Assets and Liabilities.
4. Swap Contracts: The portfolio invests in credit default swaps to adjust the overall credit risk of the portfolio or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The portfolio may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The portfolio may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.
The portfolio enters into centrally cleared credit default swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the portfolio’s performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the portfolio trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers, and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.
The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the portfolio (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the portfolio) will be significantly less than the amount paid by the portfolio and, in a physically settled swap, the portfolio may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the portfolio. The portfolio’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The portfolio mitigates its counterparty

Total Bond Market Index Portfolio
risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the portfolio cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the portfolio may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the portfolio under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the portfolio’s net assets decline below a certain level, triggering a payment by the portfolio if the portfolio is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the portfolio has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the portfolio under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.
During the six months ended June 30, 2026, the portfolio’s average amounts of investments in credit protection sold and credit protection purchased represented less than 1% of net assets, based on the average of the notional amounts at each quarter-end during the period.
The portfolio had no open credit default swap contracts at June 30, 2026.
5. Federal Income Taxes: The portfolio intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The portfolio’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the portfolio’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the portfolio’s financial statements.
6. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
7. Credit Facilities and Interfund Lending Program: The portfolio and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the portfolio’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the portfolio’s board of trustees and included in Management and Administrative expenses on the portfolio’s Statement of Operations. Any borrowings under either facility bear interest at the higher of the effective federal funds rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the portfolio and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the portfolio may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the portfolio’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended June 30, 2026, the portfolio did not utilize the credit facilities or the Interfund Lending Program.
8. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.
Vanguard provides investment advisory services to the portfolio through its wholly owned subsidiary Vanguard Capital Management, LLC.
C.
In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the portfolio, Vanguard furnishes to the portfolio investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the
FSA). These costs of operations are allocated to the portfolio based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the portfolio may invest up to 0.40% of its net assets as capital in Vanguard. At June 30, 2026, the portfolio had contributed to Vanguard capital in the amount of $118,000, representing less than 0.01% of the portfolio’s net assets and 0.05% of Vanguard’s capital received pursuant to the FSA. The portfolio’s trustees and officers are also directors and employees, respectively, of Vanguard.
D.
Various inputs may be used to determine the value of the portfolio’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Total Bond Market Index Portfolio
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the portfolio’s investments as of June 30, 2026, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	3,765,897	—	3,765,897
Asset-Backed/Commercial Mortgage-Backed Securities	—	111,917	—	111,917
Corporate Bonds	—	1,376,244	—	1,376,244
Sovereign Bonds	—	184,386	—	184,386
Taxable Municipal Bonds	—	22,241	—	22,241
Temporary Cash Investments	109,550	—	—	109,550
Total	109,550	5,460,685	—	5,570,235
E.
As of June 30, 2026, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	5,931,260
Gross Unrealized Appreciation	15,618
Gross Unrealized Depreciation	(376,643)
Net Unrealized Appreciation (Depreciation)	(361,025)
The portfolio’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2025, the portfolio had available capital losses totaling $150,167,000 that may be carried forward indefinitely to offset future net capital gains. The portfolio will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2026; should the portfolio realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
F.
During the six months ended June 30, 2026, the portfolio purchased $298,967,000 of investment securities and sold $173,386,000 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $1,733,642,000 and $1,451,753,000, respectively.
G.
Capital shares issued and redeemed were:

	Six Months Ended June 30, 2026	Year Ended December 31, 2025
	Shares (000)	Shares (000)
Issued	82,835	98,310
Issued in Lieu of Cash Distributions	17,759	15,652
Redeemed	(54,506)	(73,583)
Net Increase (Decrease) in Shares Outstanding	46,088	40,379
H.
Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the portfolio’s investments and portfolio performance.
To the extent the portfolio’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the portfolio may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
The use of derivatives may expose the portfolio to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially

Total Bond Market Index Portfolio
larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the portfolio’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
I.
Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The portfolio is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the portfolio, as well as the portfolio’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the portfolio’s daily operations. Through these committees, the CODM manages the portfolio’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the portfolio’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the portfolio’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the portfolio’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
J.
Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
Q692GBI 082026

Financial Statements
For the six-months ended June 30, 2026
Vanguard Variable Insurance Funds
Moderate Allocation Portfolio

Contents
Financial Statements	1

Moderate Allocation Portfolio
Financial Statements (unaudited)
Schedule of Investments
As of June 30, 2026
The portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The portfolio’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Shares	Market Value• ($000)
Investment Companies (100.0%)
U.S. Stock Funds (36.7%)
Vanguard Variable Insurance Funds—Equity Index Portfolio	2,987,200	257,138
Vanguard Extended Market Index Fund Admiral Shares	192,018	35,865
		293,003
International Stock Fund (24.3%)
Vanguard Total International Stock Index Fund Admiral Shares	4,213,890	193,586
U.S. Bond Fund (27.4%)
Vanguard Variable Insurance Funds—Total Bond Market Index Portfolio	20,859,667	219,027
International Bond Fund (11.6%)
Vanguard Total International Bond Index Fund Admiral Shares	4,771,715	92,476
Total Investment Companies (Cost $659,195)		798,092
Temporary Cash Investments (0.0%)
Money Market Fund (0.0%)
[1] Vanguard Market Liquidity Fund, 3.682% (Cost $—)	4	—
Total Investments (100.0%) (Cost $659,195)		798,092
Other Assets and Liabilities—Net (0.0%)		(13)
Net Assets (100%)		798,079

Cost is in $000.

•	See Note A in Notes to Financial Statements.

1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
See accompanying Notes, which are an integral part of the Financial Statements.
1

Moderate Allocation Portfolio
Statement of Assets and Liabilities
As of June 30, 2026

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value—Affiliated Funds (Cost $659,195)	798,092
Receivables for Investment Securities Sold	237
Receivables for Accrued Income	1
Receivables for Capital Shares Issued	202
Total Assets	798,532
Liabilities
Due to Custodian	289
Payables for Capital Shares Redeemed	164
Total Liabilities	453
Net Assets	798,079
At June 30, 2026, net assets consisted of:

Paid-in Capital	631,863
Total Distributable Earnings (Loss)	166,216
Net Assets	798,079

Net Assets
Applicable to 23,796,606 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	798,079
Net Asset Value Per Share	$33.54
See accompanying Notes, which are an integral part of the Financial Statements.
2

Moderate Allocation Portfolio
Statement of Operations

Six Months Ended June 30, 2026
($000)
Investment Income
Income
Income Distributions Received from Affiliated Funds	11,637
Net Investment Income—Note C	11,637
Realized Net Gain (Loss)
Capital Gain Distributions Received from Affiliated Funds	7,845
Affiliated Funds Sold	9,870
Realized Net Gain (Loss)	17,715
Change in Unrealized Appreciation (Depreciation) from Affiliated Funds	27,666
Net Increase (Decrease) in Net Assets Resulting from Operations	57,018
See accompanying Notes, which are an integral part of the Financial Statements.
3

Moderate Allocation Portfolio
Statement of Changes in Net Assets

	Six Months Ended June 30, 2026	Year Ended December 31, 2025
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	11,637	18,682
Realized Net Gain (Loss)	17,715	27,253
Change in Unrealized Appreciation (Depreciation)	27,666	58,880
Net Increase (Decrease) in Net Assets Resulting from Operations	57,018	104,815
Distributions
Total Distributions	(46,139)	(45,566)
Capital Share Transactions
Issued	44,313	64,576
Issued in Lieu of Cash Distributions	46,139	45,566
Redeemed	(45,427)	(105,228)
Net Increase (Decrease) from Capital Share Transactions	45,025	4,914
Total Increase (Decrease)	55,904	64,163
Net Assets
Beginning of Period	742,175	678,012
End of Period	798,079	742,175
See accompanying Notes, which are an integral part of the Financial Statements.
4

Moderate Allocation Portfolio
Financial Highlights

For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2026	Year Ended December 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$33.28	$30.75	$29.11	$26.65	$33.89	$32.45
Investment Operations
Net Investment Income[1]	.507	.834	.751	.694	.533	.691
Capital Gain Distributions Received[1]	.342	.206	.360	.265	.443	.470
Net Realized and Unrealized Gain (Loss) on Investments	1.495	3.600	1.820	3.008	(6.147)	1.977
Total from Investment Operations	2.344	4.640	2.931	3.967	(5.171)	3.138
Distributions
Dividends from Net Investment Income	(.856 )	(.787 )	(.712 )	(.581 )	(.723 )	(.496 )
Distributions from Realized Capital Gains	(1.228)	(1.323)	(.579 )	(.926 )	(1.346)	(1.202)
Total Distributions	(2.084)	(2.110)	(1.291)	(1.507)	(2.069)	(1.698)
Net Asset Value, End of Period	$33.54	$33.28	$30.75	$29.11	$26.65	$33.89
Total Return	7.72%	16.19%	10.32%	15.55%	-15.93%	10.07%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$798	$742	$678	$655	$550	$742
Ratio of Total Expenses to Average Net Assets	—	—	—	—	—	—
Acquired Fund Fees and Expenses	0.12%	0.12%	0.13%	0.13%	0.12%	0.12%
Ratio of Net Investment Income to Average Net Assets	1.87%	2.67%	2.51%	2.54%	1.88%	2.09%
Portfolio Turnover Rate	4%	10%	10%	8%	11%	10%
The expense ratio, acquired fund fees and expenses, and net investment income ratio for the current period have been annualized.

1	Calculated based on average shares outstanding.
See accompanying Notes, which are an integral part of the Financial Statements.
5

Moderate Allocation Portfolio
Notes to Financial Statements
The Moderate Allocation Portfolio, a portfolio of Vanguard Variable Insurance Funds, is registered under the Investment Company Act of 1940 as an open-end investment company. The portfolio follows a balanced investment strategy by investing in selected Vanguard funds and portfolios to achieve its targeted allocation of assets to U.S. and international stocks, and U.S. and international bonds. Financial statements and other information about each underlying fund and portfolio are available at www.vanguard.com. The portfolio’s shares are only available for purchase by separate accounts of insurance companies as investments for variable annuity plans, variable life insurance contracts, or other variable benefit insurance contracts.
A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The portfolio consistently follows such policies in preparing its financial statements.
1. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.
2. Federal Income Taxes: The portfolio intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The portfolio’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the portfolio’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the portfolio’s financial statements.
3. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
4. Credit Facilities and Interfund Lending Program: The portfolio and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the portfolio’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the portfolio’s board of trustees and borne by the funds in which the portfolio invests (see Note C). Any borrowings under either facility bear interest at the higher of the effective federal funds rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the portfolio and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the portfolio may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the portfolio’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended June 30, 2026, the portfolio did not utilize the credit facilities or the Interfund Lending Program.
5. Other: Income and capital gain distributions received are recorded on the ex-dividend date. Interest income, if any, includes interest earned on cash and cash collateral. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B. Vanguard provides investment advisory services to the portfolio through its wholly owned subsidiary Vanguard Capital Management, LLC.
C. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the portfolio, Vanguard furnishes to the portfolio investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the portfolio based on methods and guidelines approved by the board of trustees. The FSA provides that expenses otherwise allocable to Vanguard funds-of-funds may be reduced or eliminated to the extent of savings realized by the underlying Vanguard funds by virtue of being part of a fund-of-funds. Accordingly, all expenses for services provided by Vanguard to the portfolio and all other expenses incurred by the portfolio during the six months ended June 30, 2026, were borne by the underlying Vanguard funds in which the portfolio invests. The portfolio’s trustees and officers are also trustees and officers, respectively, of the underlying Vanguard funds, as well as directors and employees, respectively, of Vanguard.
D. Various inputs may be used to determine the value of the portfolio’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
At June 30, 2026, 100% of the market value of the portfolio's investments was determined based on Level 1 inputs.
6

Moderate Allocation Portfolio
E. As of June 30, 2026, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	659,461
Gross Unrealized Appreciation	179,875
Gross Unrealized Depreciation	(41,244)
Net Unrealized Appreciation (Depreciation)	138,631
F. Capital shares issued and redeemed were:
	Six Months Ended June 30, 2026	Year Ended December 31, 2025
	Shares (000)	Shares (000)
Issued	1,335	2,062
Issued in Lieu of Cash Distributions	1,525	1,588
Redeemed	(1,364)	(3,395)
Net Increase (Decrease) in Shares Outstanding	1,496	255
G. Transactions during the period in affiliated underlying Vanguard funds were as follows:
		Current Period Transactions
	Dec. 31, 2025 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Jun. 30, 2026 Market Value ($000)
Vanguard Extended Market Index Fund	31,126	179	947	538	4,969	179	—	35,865
Vanguard Market Liquidity Fund	42	NA1	NA1	—	—	3	—	—
Vanguard Total International Bond Index Fund	87,895	6,542	2,046	(6)	91	1,000	—	92,476
Vanguard Total International Stock Index Fund	180,967	3,138	14,035	5,056	18,460	1,014	—	193,586
Vanguard Variable Insurance Funds—Equity Index Portfolio	235,767	15,374	8,050	4,056	9,991	2,470	7,845	257,138
Vanguard Variable Insurance Funds—Total Bond Market Index Portfolio	206,698	23,574	5,626	226	(5,845)	6,971	—	219,027
Total	742,495	48,807	30,704	9,870	27,666	11,637	7,845	798,092

1	Not applicable—purchases and sales are for temporary cash investment purposes.
H. Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the portfolio’s investments and portfolio performance.
To the extent the portfolio’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the portfolio may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
At June 30, 2026, one shareholder (an insurance company separate account whose holdings in the portfolio represent the indirect investment of Vanguard Variable Annuity contract holders) was the record or beneficial owner of 70% of the portfolio’s net assets. If this shareholder were to redeem its investment in the portfolio, the redemption might lead to the realization of taxable capital gains.
I. Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The portfolio is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the portfolio, as well as the portfolio’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the portfolio’s daily operations. Through these committees, the CODM manages the portfolio’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the portfolio’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the portfolio’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the portfolio’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
J. Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
Q692MA 082026
7

Financial Statements
For the six-months ended June 30, 2026
Vanguard Variable Insurance Funds
Conservative Allocation Portfolio

Contents
Financial Statements	1

Conservative Allocation Portfolio
Financial Statements (unaudited)
Schedule of Investments
As of June 30, 2026
The portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The portfolio’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Shares	Market Value• ($000)
Investment Companies (100.1%)
U.S. Stock Funds (24.5%)
Vanguard Variable Insurance Funds—Equity Index Portfolio	1,396,510	120,211
Vanguard Extended Market Index Fund Admiral Shares	88,465	16,523
		136,734
International Stock Fund (16.3%)
Vanguard Total International Stock Index Fund Admiral Shares	1,973,877	90,680
U.S. Bond Fund (41.6%)
Vanguard Variable Insurance Funds—Total Bond Market Index Portfolio	22,108,509	232,140
International Bond Fund (17.7%)
Vanguard Total International Bond Index Fund Admiral Shares	5,106,206	98,958
Total Investment Companies (Cost $533,596)		558,512
Temporary Cash Investments (0.0%)
Money Market Fund (0.0%)
[1] Vanguard Market Liquidity Fund, 3.682% (Cost $—)	5	—
Total Investments (100.1%) (Cost $533,596)		558,512
Other Assets and Liabilities—Net (-0.1%)		(308)
Net Assets (100%)		558,204

Cost is in $000.

•	See Note A in Notes to Financial Statements.

1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
See accompanying Notes, which are an integral part of the Financial Statements.
1

Conservative Allocation Portfolio
Statement of Assets and Liabilities
As of June 30, 2026

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value—Affiliated Funds (Cost $533,596)	558,512
Receivables for Accrued Income	1
Receivables for Capital Shares Issued	148
Total Assets	558,661
Liabilities
Due to Custodian	16
Payables for Investment Securities Purchased	24
Payables for Capital Shares Redeemed	417
Total Liabilities	457
Net Assets	558,204
At June 30, 2026, net assets consisted of:

Paid-in Capital	512,938
Total Distributable Earnings (Loss)	45,266
Net Assets	558,204

Net Assets
Applicable to 21,321,063 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	558,204
Net Asset Value Per Share	$26.18
See accompanying Notes, which are an integral part of the Financial Statements.
2

Conservative Allocation Portfolio
Statement of Operations

Six Months Ended June 30, 2026
($000)
Investment Income
Income
Income Distributions Received from Affiliated Funds	10,265
Net Investment Income—Note C	10,265
Realized Net Gain (Loss)
Capital Gain Distributions Received from Affiliated Funds	3,709
Affiliated Funds Sold	7,929
Realized Net Gain (Loss)	11,638
Change in Unrealized Appreciation (Depreciation) from Affiliated Funds	6,401
Net Increase (Decrease) in Net Assets Resulting from Operations	28,304
See accompanying Notes, which are an integral part of the Financial Statements.
3

Conservative Allocation Portfolio
Statement of Changes in Net Assets

	Six Months Ended June 30, 2026	Year Ended December 31, 2025
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	10,265	14,978
Realized Net Gain (Loss)	11,638	16,234
Change in Unrealized Appreciation (Depreciation)	6,401	28,839
Net Increase (Decrease) in Net Assets Resulting from Operations	28,304	60,051
Distributions
Total Distributions	(31,334)	(27,810)
Capital Share Transactions
Issued	38,048	81,103
Issued in Lieu of Cash Distributions	31,334	27,810
Redeemed	(38,952)	(79,243)
Net Increase (Decrease) from Capital Share Transactions	30,430	29,670
Total Increase (Decrease)	27,400	61,911
Net Assets
Beginning of Period	530,804	468,893
End of Period	558,204	530,804
See accompanying Notes, which are an integral part of the Financial Statements.
4

Conservative Allocation Portfolio
Financial Highlights

For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2026	Year Ended December 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$26.46	$24.93	$24.44	$22.75	$28.60	$28.40
Investment Operations
Net Investment Income[1]	.499	.757	.670	.626	.456	.613
Capital Gain Distributions Received[1]	.180	.110	.192	.155	.295	.345
Net Realized and Unrealized Gain (Loss) on Investments	.628	2.132	.909	1.969	(4.840)	.664
Total from Investment Operations	1.307	2.999	1.771	2.750	(4.089)	1.622
Distributions
Dividends from Net Investment Income	(.769 )	(.677 )	(.693 )	(.462 )	(.639 )	(.440 )
Distributions from Realized Capital Gains	(.818 )	(.792 )	(.588 )	(.598 )	(1.122)	(.982 )
Total Distributions	(1.587)	(1.469)	(1.281)	(1.060)	(1.761)	(1.422)
Net Asset Value, End of Period	$26.18	$26.46	$24.93	$24.44	$22.75	$28.60
Total Return	5.39%	12.73%	7.49%	12.51%	-14.90%	5.99%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$558	$531	$469	$467	$432	$549
Ratio of Total Expenses to Average Net Assets	—	—	—	—	—	—
Acquired Fund Fees and Expenses	0.12%	0.12%	0.13%	0.13%	0.13%	0.13%
Ratio of Net Investment Income to Average Net Assets	2.29%	3.00%	2.73%	2.71%	1.89%	2.17%
Portfolio Turnover Rate	6%	13%	9%	13%	10%	12%
The expense ratio, acquired fund fees and expenses, and net investment income ratio for the current period have been annualized.

1	Calculated based on average shares outstanding.
See accompanying Notes, which are an integral part of the Financial Statements.
5

Conservative Allocation Portfolio
Notes to Financial Statements
The Conservative Allocation Portfolio, a portfolio of Vanguard Variable Insurance Funds, is registered under the Investment Company Act of 1940 as an open-end investment company. The portfolio follows a balanced investment strategy by investing in selected Vanguard funds and portfolios to achieve its targeted allocation of assets to U.S. and international stocks, and U.S. and international bonds. Financial statements and other information about each underlying fund and portfolio are available at www.vanguard.com. The portfolio’s shares are only available for purchase by separate accounts of insurance companies as investments for variable annuity plans, variable life insurance contracts, or other variable benefit insurance contracts.
A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The portfolio consistently follows such policies in preparing its financial statements.
1. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.
2. Federal Income Taxes: The portfolio intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The portfolio’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the portfolio’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the portfolio’s financial statements.
3. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
4. Credit Facilities and Interfund Lending Program: The portfolio and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the portfolio’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the portfolio’s board of trustees and borne by the funds in which the portfolio invests (see Note C). Any borrowings under either facility bear interest at the higher of the effective federal funds rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the portfolio and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the portfolio may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the portfolio’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended June 30, 2026, the portfolio did not utilize the credit facilities or the Interfund Lending Program.
5. Other: Income and capital gain distributions received are recorded on the ex-dividend date. Interest income, if any, includes interest earned on cash and cash collateral. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B. Vanguard provides investment advisory services to the portfolio through its wholly owned subsidiary Vanguard Capital Management, LLC.
C. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the portfolio, Vanguard furnishes to the portfolio investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the portfolio based on methods and guidelines approved by the board of trustees. The FSA provides that expenses otherwise allocable to Vanguard funds-of-funds may be reduced or eliminated to the extent of savings realized by the underlying Vanguard funds by virtue of being part of a fund-of-funds. Accordingly, all expenses for services provided by Vanguard to the portfolio and all other expenses incurred by the portfolio during the six months ended June 30, 2026, were borne by the underlying Vanguard funds in which the portfolio invests. The portfolio’s trustees and officers are also trustees and officers, respectively, of the underlying Vanguard funds, as well as directors and employees, respectively, of Vanguard.
D. Various inputs may be used to determine the value of the portfolio’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
At June 30, 2026, 100% of the market value of the portfolio's investments was determined based on Level 1 inputs.
6

Conservative Allocation Portfolio
E. As of June 30, 2026, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	533,803
Gross Unrealized Appreciation	70,766
Gross Unrealized Depreciation	(46,057)
Net Unrealized Appreciation (Depreciation)	24,709
F. Capital shares issued and redeemed were:
	Six Months Ended June 30, 2026	Year Ended December 31, 2025
	Shares (000)	Shares (000)
Issued	1,455	3,210
Issued in Lieu of Cash Distributions	1,287	1,176
Redeemed	(1,481)	(3,135)
Net Increase (Decrease) in Shares Outstanding	1,261	1,251
G. Transactions during the period in affiliated underlying Vanguard funds were as follows:
		Current Period Transactions
	Dec. 31, 2025 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Jun. 30, 2026 Market Value ($000)
Vanguard Extended Market Index Fund	14,917	411	1,409	721	1,883	83	—	16,523
Vanguard Market Liquidity Fund	111	NA1	NA1	—	—	2	—	—
Vanguard Total International Bond Index Fund	95,520	6,443	3,110	4	101	1,079	—	98,958
Vanguard Total International Stock Index Fund	85,524	3,114	9,042	3,157	7,927	482	—	90,680
Vanguard Variable Insurance Funds—Equity Index Portfolio	112,102	10,269	8,673	3,696	2,817	1,168	3,709	120,211
Vanguard Variable Insurance Funds—Total Bond Market Index Portfolio	222,974	25,230	10,088	351	(6,327)	7,451	—	232,140
Total	531,148	45,467	32,322	7,929	6,401	10,265	3,709	558,512

1	Not applicable—purchases and sales are for temporary cash investment purposes.
H. Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the portfolio’s investments and portfolio performance.
To the extent the portfolio’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the portfolio may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
At June 30, 2026, one shareholder (an insurance company separate account whose holdings in the portfolio represent the indirect investment of Vanguard Variable Annuity contract holders) was the record or beneficial owner of 70% of the portfolio’s net assets. If this shareholder were to redeem its investment in the portfolio, the redemption might lead to the realization of taxable capital gains.
I. Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The portfolio is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the portfolio, as well as the portfolio’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the portfolio’s daily operations. Through these committees, the CODM manages the portfolio’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the portfolio’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the portfolio’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the portfolio’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
J. Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
Q692CA 082026
7

Financial Statements
For the six-months ended June 30, 2026
Vanguard Variable Insurance Funds
Morningstar Mid-Cap Index Portfolio
(formerly Mid-Cap Index Portfolio)

Contents
Financial Statements	1

Morningstar Mid-Cap Index Portfolio
Financial Statements (unaudited)
Schedule of Investments
As of June 30, 2026
The portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The portfolio’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.7%)
Basic Materials (2.2%)
	Fastenal Co.	393,568	18,903
	Nucor Corp.	78,074	17,391
	Newmont Corp.	182,987	17,091
	Air Products and Chemicals Inc.	38,168	11,190
	Steel Dynamics Inc.	23,484	5,389
	International Paper Co.	90,787	3,459
	International Flavors & Fragrances Inc.	41,608	3,296
	LyondellBasell Industries NV Class A	44,261	2,330
			79,049
Consumer Discretionary (13.4%)
	Royal Caribbean Cruises Ltd.	82,748	26,275
	General Motors Co.	309,106	23,826
	Ross Stores Inc.	110,439	23,507
*	Warner Bros Discovery Inc.	816,510	21,768
	Target Corp.	155,701	20,336
	Delta Air Lines Inc.	213,970	20,040
	Ford Motor Co.	1,341,729	18,650
*	AutoZone Inc.	5,649	18,054
	Electronic Arts Inc.	85,963	17,626
	eBay Inc.	152,211	17,010
*	Carvana Co.	233,278	15,354
*	United Airlines Holdings Inc.	111,295	15,135
*	Take-Two Interactive Software Inc.	60,468	15,116
	Yum! Brands Inc.	94,487	15,105
*	Chipotle Mexican Grill Inc.	439,739	14,951
	DR Horton Inc.	87,492	14,251
	Garmin Ltd.	56,197	13,349
	Hilton Worldwide Holdings Inc.	39,021	12,895
	Carnival Corp. Ltd.	427,495	12,214
*	ROBLOX Corp. Class A	218,724	11,894
*	Live Nation Entertainment Inc.	56,521	10,350
	Expedia Group Inc.	39,252	10,044
	PulteGroup Inc.	65,296	8,959
	Dollar General Corp.	75,496	8,690
	Southwest Airlines Co.	167,558	8,616
	NIKE Inc. Class B	205,582	8,439
*	Copart Inc.	297,212	8,378
	Darden Restaurants Inc.	39,265	8,089
*	Dollar Tree Inc.	62,587	7,570
*	Ulta Beauty Inc.	14,933	6,734
	Estee Lauder Cos. Inc. Class A	84,771	6,693
	Lennar Corp. Class A	66,491	6,017
	Las Vegas Sands Corp.	102,222	4,722
	Rollins Inc.	107,285	4,478
*	Burlington Stores Inc.	10,789	3,418
	Fox Corp. Class A	61,740	3,220
*	NVR Inc.	439	2,991
	Tractor Supply Co.	89,886	2,841
*	Flutter Entertainment plc	23,855	2,437
	TKO Group Holdings Inc. Class A	10,289	2,071
*	Lululemon Athletica Inc.	17,927	2,047
	Fox Corp. Class B	41,387	1,939
	Lennar Corp. Class B	6,899	612
			476,711
Consumer Staples (4.9%)
	Corteva Inc.	230,149	19,491
	Cardinal Health Inc.	80,291	19,074
	Cencora Inc.	63,364	17,931
	Keurig Dr Pepper Inc.	443,100	14,503
1

Morningstar Mid-Cap Index Portfolio
		Shares	Market Value• ($000)
	Sysco Corp.	163,929	13,701
	Archer-Daniels-Midland Co.	165,221	12,623
	Kenvue Inc.	658,204	12,578
	Kimberly-Clark Corp.	113,791	12,491
	Kroger Co.	189,008	10,496
	Hershey Co.	50,815	8,915
	Church & Dwight Co. Inc.	81,228	7,869
	Constellation Brands Inc. Class A	50,169	6,978
	Kraft Heinz Co.	284,526	6,721
	Tyson Foods Inc. Class A	96,706	5,536
	General Mills Inc.	91,555	3,186
	McCormick & Co. Inc. (Non-Voting)	43,556	2,196
			174,289
Energy (7.4%)
	Valero Energy Corp.	101,795	26,512
	Marathon Petroleum Corp.	100,083	25,588
	SLB Ltd.	512,534	23,828
	Phillips 66	137,450	23,236
	Targa Resources Corp.	73,586	19,731
	Baker Hughes Co.	340,101	18,876
	ONEOK Inc.	215,992	18,778
	Cheniere Energy Inc.	71,840	17,170
	Devon Energy Corp.	395,420	16,339
	Williams Cos. Inc.	209,611	15,583
	Occidental Petroleum Corp.	255,743	12,421
	Diamondback Energy Inc.	67,510	11,867
	Kinder Morgan Inc.	324,156	10,363
	Halliburton Co.	257,758	8,751
	EQT Corp.	107,211	5,700
	Texas Pacific Land Corp.	10,050	4,398
*	First Solar Inc.	17,497	4,129
	Venture Global Inc. Class A	43,820	488
			263,758
Financials (12.7%)
*	Robinhood Markets Inc. Class A	271,232	27,199
	Allstate Corp.	88,250	20,998
	Arthur J Gallagher & Co.	88,071	20,218
	Aflac Inc.	157,044	18,413
	Fifth Third Bancorp	310,704	17,514
	MetLife Inc.	187,493	15,864
	State Street Corp.	90,137	15,287
	Ameriprise Financial Inc.	31,090	14,263
	Nasdaq Inc.	174,491	13,753
	American International Group Inc.	181,763	13,547
	MSCI Inc.	23,814	13,337
	Prudential Financial Inc.	118,956	12,839
	Hartford Insurance Group Inc.	93,977	12,454
	Huntington Bancshares Inc.	694,934	12,321
	Travelers Cos. Inc.	36,450	12,033
	M&T Bank Corp.	50,205	11,949
	Aon plc Class A	34,779	11,536
*	Arch Capital Group Ltd.	113,790	11,044
	Truist Financial Corp.	213,551	10,639
*	Coinbase Global Inc. Class A	72,439	10,590
	Northern Trust Corp.	60,266	10,477
	Cincinnati Financial Corp.	53,373	9,881
	Citizens Financial Group Inc.	137,725	9,650
	Regions Financial Corp.	292,547	8,835
	Raymond James Financial Inc.	57,586	8,755
	Cboe Global Markets Inc.	35,878	8,707
	KeyCorp	371,693	8,568
	Willis Towers Watson plc	32,379	8,463
	T. Rowe Price Group Inc.	73,451	8,351
	Apollo Global Management Inc.	69,175	8,184
	Ares Management Corp. Class A	72,309	8,049
	Principal Financial Group Inc.	74,051	7,981
*	Markel Group Inc.	4,075	7,959
	LPL Financial Holdings Inc.	27,420	7,724
	W R Berkley Corp.	95,722	6,751
2

Morningstar Mid-Cap Index Portfolio
		Shares	Market Value• ($000)
	Loews Corp.	56,432	6,389
	Brown & Brown Inc.	98,766	6,336
*	Rocket Cos. Inc. Class A	319,330	5,029
	Tradeweb Markets Inc. Class A	39,780	3,964
	Broadridge Financial Solutions Inc.	19,823	2,715
			448,566
Health Care (6.5%)
*	Edwards Lifesciences Corp.	197,397	17,857
	Humana Inc.	41,159	16,349
	Becton Dickinson & Co.	94,460	14,295
*	IDEXX Laboratories Inc.	27,043	14,237
*	Alnylam Pharmaceuticals Inc.	45,771	13,778
	Agilent Technologies Inc.	96,749	12,851
*	Waters Corp.	33,660	12,624
*	IQVIA Holdings Inc.	57,216	11,055
	Regeneron Pharmaceuticals Inc.	17,659	11,011
*	Biogen Inc.	50,614	10,936
	GE HealthCare Technologies Inc.	155,943	9,982
	ResMed Inc.	49,728	9,691
	Zoetis Inc.	129,345	9,295
*	Veeva Systems Inc. Class A	50,324	8,931
*	Dexcom Inc.	132,284	8,909
	West Pharmaceutical Services Inc.	24,219	8,695
	Quest Diagnostics Inc.	37,949	8,043
	Labcorp Holdings Inc.	28,111	7,871
	STERIS plc	33,621	7,080
*	Centene Corp.	84,642	5,433
*	Medline Inc. Class A	133,961	5,283
*	Insmed Inc.	37,155	3,961
	Zimmer Biomet Holdings Inc.	33,158	2,855
			231,022
Industrials (21.2%)
	Quanta Services Inc.	51,444	37,042
	Howmet Aerospace Inc.	137,165	36,878
	Cummins Inc.	47,305	33,738
*	Bloom Energy Corp. Class A	92,637	28,041
	TransDigm Group Inc.	19,175	25,542
	CRH plc	229,069	24,510
	United Rentals Inc.	21,476	24,330
	Comfort Systems USA Inc.	12,068	23,918
	PACCAR Inc.	180,417	21,672
	WW Grainger Inc.	15,376	20,917
*	Keysight Technologies Inc.	58,622	20,522
*	Rocket Lab Corp.	198,407	20,168
	Carrier Global Corp.	270,498	19,841
	AMETEK Inc.	78,575	19,010
	Rockwell Automation Inc.	38,147	18,886
	L3Harris Technologies Inc.	63,865	18,559
	Ferguson Enterprises Inc.	66,485	15,779
	Westinghouse Air Brake Technologies Corp.	58,166	15,682
	Johnson Controls International plc	104,580	15,280
*	Axon Enterprise Inc.	26,250	14,716
*	Block Inc. Class A	183,474	13,944
	Old Dominion Freight Line Inc.	64,166	13,898
	Vulcan Materials Co.	44,482	13,123
	Norfolk Southern Corp.	38,497	12,111
	Martin Marietta Materials Inc.	20,657	11,913
	FedEx Corp.	36,809	11,526
	Ingersoll Rand Inc.	134,151	10,999
	Paychex Inc.	110,545	10,870
	Sunbelt Rentals Holdings Inc.	141,687	10,600
*	Teledyne Technologies Inc.	15,882	10,592
	Dover Corp.	46,161	10,353
	Cintas Corp.	58,292	9,914
	Xylem Inc.	81,482	9,632
	Otis Worldwide Corp.	131,535	9,418
	PPG Industries Inc.	76,409	9,268
*	Fair Isaac Corp.	7,553	9,024
*	Mettler-Toledo International Inc.	6,927	8,849
3

Morningstar Mid-Cap Index Portfolio
		Shares	Market Value• ($000)
	Synchrony Financial	115,510	8,785
*	Fiserv Inc.	164,523	8,070
	Verisk Analytics Inc.	44,917	8,064
	PayPal Holdings Inc.	179,007	7,729
	Veralto Corp.	84,192	7,466
	Expeditors International of Washington Inc.	44,836	7,307
	Packaging Corp. of America	30,541	7,277
	Snap-on Inc.	17,756	7,145
*	Corpay Inc.	21,287	7,094
	Fidelity National Information Services Inc.	177,189	6,889
	HEICO Corp. Class A	26,048	6,718
	Equifax Inc.	40,819	6,479
	Global Payments Inc.	72,654	5,272
	HEICO Corp.	14,209	5,061
	Hubbell Inc. Class B	9,057	4,739
	Dow Inc.	123,539	3,380
	Fortive Corp.	52,296	3,195
*	Symbotic Inc. Class A	11,412	513
			752,248
Real Estate (5.1%)
	Simon Property Group Inc.	105,612	23,620
	Digital Realty Trust Inc.	120,468	21,634
	Realty Income Corp.	319,676	19,807
	Public Storage	54,162	17,240
	Ventas Inc.	166,671	14,800
*	CBRE Group Inc. Class A	100,375	13,520
	Iron Mountain Inc.	96,897	12,239
	Crown Castle Inc.	149,624	11,331
	Extra Space Storage Inc.	72,423	10,523
	VICI Properties Inc. Class A	345,225	9,166
	AvalonBay Communities Inc.	47,690	8,999
	Equity Residential	128,445	8,725
	SBA Communications Corp.	36,360	6,416
*	CoStar Group Inc.	70,064	1,984
			180,004
Technology (15.1%)
	Vertiv Holdings Co. Class A	131,680	44,089
	Western Digital Corp.	59,082	37,737
	Seagate Technology Holdings plc	38,435	37,090
*	Datadog Inc. Class A	113,414	29,530
*	Cloudflare Inc. Class A	109,541	26,868
*	Coherent Corp.	67,069	26,457
	Teradyne Inc.	53,666	25,966
*	DoorDash Inc. Class A	126,912	23,419
	Monolithic Power Systems Inc.	16,001	22,119
	Hewlett Packard Enterprise Co.	454,873	20,519
	TE Connectivity plc	100,066	20,174
	Microchip Technology Inc.	185,833	16,948
*	Fortinet Inc.	106,746	16,398
*	Snowflake Inc. Class A	56,440	14,364
*	Autodesk Inc.	72,385	14,073
*	CoreWeave Inc. Class A	130,421	12,982
*,1	Astera Labs Inc.	26,443	12,773
*	ON Semiconductor Corp.	134,352	12,702
	Roper Technologies Inc.	34,596	11,707
	NetApp Inc.	67,649	10,469
*	Flex Ltd.	62,801	10,178
*	Strategy Inc.	113,406	9,858
*	MongoDB Inc.	26,217	8,806
*	Workday Inc. Class A	68,907	8,436
*	Reddit Inc. Class A	46,234	8,025
*	Zoom Communications Inc.	86,188	7,439
	VeriSign Inc.	28,077	7,063
	HP Inc.	313,511	6,878
	Cognizant Technology Solutions Corp. Class A	162,447	6,292
	Qnity Electronics Inc.	35,882	5,860
*	Super Micro Computer Inc.	188,494	5,529
*	Zscaler Inc.	36,034	5,086
*	Atlassian Corp. Class A	54,725	4,257
4

Morningstar Mid-Cap Index Portfolio
		Shares	Market Value• ($000)
*,1	Cerebras Systems Inc. Class A	10,285	2,273
	SS&C Technologies Holdings Inc.	35,099	2,178
			534,542
Telecommunications (2.2%)
*	Ciena Corp.	48,474	23,779
	Motorola Solutions Inc.	56,907	23,633
*	Lumentum Holdings Inc.	26,671	22,885
*	AST SpaceMobile Inc. Class A	48,647	4,323
*	Charter Communications Inc. Class A	13,731	1,953
			76,573
Utilities (9.0%)
	Constellation Energy Corp.	111,164	27,610
	Sempra	224,099	20,776
	Dominion Energy Inc.	301,499	20,589
[1]	Entergy Corp.	163,572	18,788
	Vistra Corp.	115,591	18,336
	Xcel Energy Inc.	214,010	17,185
	Exelon Corp.	350,760	16,352
	Waste Connections Inc.	87,497	14,585
	Consolidated Edison Inc.	126,342	13,977
	Public Service Enterprise Group Inc.	170,830	13,865
	WEC Energy Group Inc.	111,666	13,039
	American Electric Power Co. Inc.	93,264	12,759
	PG&E Corp.	734,987	12,363
	Ameren Corp.	94,860	10,723
	CenterPoint Energy Inc.	223,829	9,857
	Edison International	131,912	9,821
	Eversource Energy	128,922	9,317
	DTE Energy Co.	60,619	9,237
	FirstEnergy Corp.	187,954	8,935
	PPL Corp.	245,016	8,906
	American Water Works Co. Inc.	66,946	8,809
	CMS Energy Corp.	105,900	8,101
	Republic Services Inc.	34,281	7,305
	NiSource Inc.	82,176	3,908
	Alliant Energy Corp.	44,291	3,379
			318,522
Total Common Stocks (Cost $2,492,988)			3,535,284
Temporary Cash Investments (0.3%)
Money Market Fund (0.3%)
[2,3]	Vanguard Market Liquidity Fund, 3.682% (Cost $11,413)	114,139	11,413
Total Investments (100.0%) (Cost $2,504,401)			3,546,697
Other Assets and Liabilities—Net (0.0%)			1,185
Net Assets (100%)			3,547,882

Cost is in $000.

•	See Note A in Notes to Financial Statements.

*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $4,011.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $3,938 was received for securities on loan.
5

Morningstar Mid-Cap Index Portfolio

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	September 2026	3	1,132	6
E-mini S&P Mid-Cap 400 Index	September 2026	7	2,720	39
				45

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Global Payments Inc.	8/31/2026	BANA	639	(4.279)	42	—
Global Payments Inc.	3/12/2027	CITNA	28	(4.220)	3	—
Global Payments Inc.	8/31/2027	BANA	770	(4.370)	51	—
PayPal Holdings Inc.	8/31/2026	BANA	4,500	(4.335)	83	—
PayPal Holdings Inc.	3/12/2027	CITNA	729	(3.970)	14	—
Raymond James Financial Inc.	3/12/2027	CITNA	398	(4.120)	—	(12)
VICI Properties Inc. Class A	3/12/2027	CITNA	55	(4.284)	1	—
VICI Properties Inc. Class A	8/31/2027	BANA	725	(4.323)	12	—
					206	(12)

1Based on Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/(paid) monthly.
BANA—Bank of America, N.A.
CITNA—Citibank, N.A.
See accompanying Notes, which are an integral part of the Financial Statements.
6

Morningstar Mid-Cap Index Portfolio
Statement of Assets and Liabilities
As of June 30, 2026

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $2,492,988)	3,535,284
Affiliated Issuers (Cost $11,413)	11,413
Total Investments in Securities	3,546,697
Investment in Vanguard	74
Cash Collateral Pledged—Futures Contracts	155
Receivables for Accrued Income	3,055
Receivables for Capital Shares Issued	16,731
Variation Margin Receivable—Futures Contracts	17
Unrealized Appreciation—Over-the-Counter Swap Contracts	206
Total Assets	3,566,935
Liabilities
Due to Custodian	343
Payables for Investment Securities Purchased	13,034
Collateral for Securities on Loan	3,938
Payables for Capital Shares Redeemed	1,481
Payables to Vanguard	245
Unrealized Depreciation—Over-the-Counter Swap Contracts	12
Total Liabilities	19,053
Net Assets	3,547,882
1 Includes $4,011 of securities on loan.
At June 30, 2026, net assets consisted of:

Paid-in Capital	2,284,023
Total Distributable Earnings (Loss)	1,263,859
Net Assets	3,547,882

Net Assets
Applicable to 121,797,796 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	3,547,882
Net Asset Value Per Share	$29.13
See accompanying Notes, which are an integral part of the Financial Statements.
7

Morningstar Mid-Cap Index Portfolio
Statement of Operations

Six Months Ended June 30, 2026
($000)
Investment Income
Income
Dividends	23,945
Interest[1]	141
Securities Lending—Net	2
Total Income	24,088
Expenses
The Vanguard Group—Note C
Investment Advisory Services	8
Management and Administrative	2,636
Marketing and Distribution	110
Custodian Fees	25
Shareholders’ Reports and Proxy Fees	32
Trustees’ Fees and Expenses	1
Other Expenses	5
Total Expenses	2,817
Net Investment Income	21,271
Realized Net Gain (Loss)
Investment Securities Sold[1]	205,069
Futures Contracts	263
Swap Contracts	(694)
Realized Net Gain (Loss)	204,638
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	149,120
Futures Contracts	84
Swap Contracts	198
Change in Unrealized Appreciation (Depreciation)	149,402
Net Increase (Decrease) in Net Assets Resulting from Operations	375,311

1
Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the portfolio were $133, less than $1, and less than $1, respectively. Purchases and sales are for temporary cash investment purposes.

See accompanying Notes, which are an integral part of the Financial Statements.
8

Morningstar Mid-Cap Index Portfolio
Statement of Changes in Net Assets

	Six Months Ended June 30, 2026	Year Ended December 31, 2025
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	21,271	44,498
Realized Net Gain (Loss)	204,638	166,036
Change in Unrealized Appreciation (Depreciation)	149,402	122,973
Net Increase (Decrease) in Net Assets Resulting from Operations	375,311	333,507
Distributions
Total Distributions	(211,211)	(186,761)
Capital Share Transactions
Issued	199,477	514,098
Issued in Lieu of Cash Distributions	211,211	186,761
Redeemed	(254,288)	(511,640)
Net Increase (Decrease) from Capital Share Transactions	156,400	189,219
Total Increase (Decrease)	320,500	335,965
Net Assets
Beginning of Period	3,227,382	2,891,417
End of Period	3,547,882	3,227,382
See accompanying Notes, which are an integral part of the Financial Statements.
9

Morningstar Mid-Cap Index Portfolio
Financial Highlights

For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2026	Year Ended December 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$27.96	$26.84	$23.93	$21.38	$29.48	$25.77
Investment Operations
Net Investment Income[1]	.180	.391	.351	.336	.319	.284
Net Realized and Unrealized Gain (Loss) on Investments	2.839	2.462	3.211	2.934	(5.464)	5.642
Total from Investment Operations	3.019	2.853	3.562	3.270	(5.145)	5.926
Distributions
Dividends from Net Investment Income	(.396 )	(.348 )	(.356 )	(.319 )	(.282 )	(.318 )
Distributions from Realized Capital Gains	(1.453)	(1.385)	(.296 )	(.401 )	(2.673)	(1.898)
Total Distributions	(1.849)	(1.733)	(.652 )	(.720 )	(2.955)	(2.216)
Net Asset Value, End of Period	$29.13	$27.96	$26.84	$23.93	$21.38	$29.48
Total Return	11.79%	11.54%	15.08%	15.83%	-18.82%	24.36%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,548	$3,227	$2,891	$2,551	$2,231	$2,781
Ratio of Total Expenses to Average Net Assets	0.17%	0.17%	0.17%	0.17%	0.17%[2]	0.17%
Ratio of Net Investment Income to Average Net Assets	1.33%	1.45%	1.38%	1.53%	1.39%	1.03%
Portfolio Turnover Rate	13%	22%	21%	16%	16%	20%
The expense ratio and net investment income ratio for the current period have been annualized.

1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.17%.
See accompanying Notes, which are an integral part of the Financial Statements.
10

Morningstar Mid-Cap Index Portfolio
Notes to Financial Statements
The Morningstar Mid-Cap Index Portfolio, a portfolio of Vanguard Variable Insurance Funds, is registered under the Investment Company Act of 1940 as an open-end investment company. The portfolio’s shares are only available for purchase by separate accounts of insurance companies as investments for variable annuity plans, variable life insurance contracts, or other variable benefit insurance contracts.
In June 2026, the Board of Trustees approved changing the Portfolio’s name to Vanguard Variable Insurance Funds Morningstar Mid-Cap Index Portfolio, effective in July 2026, to correspond with the renaming of the Portfolio's benchmark.
A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The portfolio consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the portfolio's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Futures Contracts: The portfolio uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The portfolio may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the portfolio and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the portfolio trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the portfolio’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended June 30, 2026, the portfolio’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Swap Contracts: The portfolio has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the portfolio’s target index. Under the terms of the swaps, the portfolio receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The portfolio also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the portfolio generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the portfolio. The portfolio’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The portfolio mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the portfolio cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the portfolio may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the portfolio under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the portfolio's net assets decline below a certain level, triggering a payment by the portfolio if the portfolio is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the portfolio has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
During the six months ended June 30, 2026, the portfolio’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.
4. Federal Income Taxes: The portfolio intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The portfolio’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the portfolio’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the portfolio’s financial statements.
11

Morningstar Mid-Cap Index Portfolio
5. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
6. Securities Lending: To earn additional income, the portfolio lends its securities to qualified institutional borrowers. Security loans are subject to termination by the portfolio at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The portfolio further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the portfolio may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the portfolio; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the portfolio may experience delays and costs in recovering the securities loaned. The portfolio invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the portfolio is entitled to all distributions made on or in respect of the loaned securities.
7. Credit Facilities and Interfund Lending Program: The portfolio and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the portfolio’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the portfolio’s board of trustees and included in Management and Administrative expenses on the portfolio’s Statement of Operations. Any borrowings under either facility bear interest at the higher of the effective federal funds rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the portfolio and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the portfolio may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the portfolio’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended June 30, 2026, the portfolio did not utilize the credit facilities or the Interfund Lending Program.
8. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B. Vanguard provides investment advisory services to the portfolio through its wholly owned subsidiary Vanguard Portfolio Management, LLC.
C. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the portfolio, Vanguard furnishes to the portfolio investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the portfolio based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the portfolio may invest up to 0.40% of its net assets as capital in Vanguard. At June 30, 2026, the portfolio had contributed to Vanguard capital in the amount of $74,000, representing less than 0.01% of the portfolio’s net assets and 0.03% of Vanguard’s capital received pursuant to the FSA. The portfolio’s trustees and officers are also directors and employees, respectively, of Vanguard.
D. Various inputs may be used to determine the value of the portfolio’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
12

Morningstar Mid-Cap Index Portfolio
The following table summarizes the market value of the portfolio's investments and derivatives as of June 30, 2026, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	3,535,284	—	—	3,535,284
Temporary Cash Investments	11,413	—	—	11,413
Total	3,546,697	—	—	3,546,697

Derivative Financial Instruments
Assets
Futures Contracts[1]	45	—	—	45
Swap Contracts	—	206	—	206
Total	45	206	—	251
Liabilities
Swap Contracts	—	(12)	—	(12)

1
Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

E. As of June 30, 2026, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	2,505,935
Gross Unrealized Appreciation	1,207,164
Gross Unrealized Depreciation	(166,163)
Net Unrealized Appreciation (Depreciation)	1,041,001
F. During the six months ended June 30, 2026, the portfolio purchased $447,325,000 of investment securities and sold $487,464,000 of investment securities, other than temporary cash investments.
The portfolio purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended June 30, 2026, such purchases were $40,387,000 and sales were $241,815,000, resulting in net realized gain of $97,766,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
G. Capital shares issued and redeemed were:
	Six Months Ended June 30, 2026	Year Ended December 31, 2025
	Shares (000)	Shares (000)
Issued	7,028	19,112
Issued in Lieu of Cash Distributions	8,342	7,620
Redeemed	(8,995)	(19,018)
Net Increase (Decrease) in Shares Outstanding	6,375	7,714
H. Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the portfolio’s investments and portfolio performance.
To the extent the portfolio’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the portfolio may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the portfolio to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the portfolio’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
At June 30, 2026, one shareholder (an insurance company separate account whose holdings in the portfolio represent the indirect investment of Vanguard Variable Annuity contract holders) was the record or beneficial owner of 25% of the portfolio’s net assets. If this shareholder were to redeem
13

Morningstar Mid-Cap Index Portfolio
its investment in the portfolio, the redemption might result in an increase in the portfolio's expense ratio, cause the portfolio to incur higher transaction costs, or lead to the realization of taxable capital gains.
I. Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The portfolio is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the portfolio, as well as the portfolio’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the portfolio’s daily operations. Through these committees, the CODM manages the portfolio’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the portfolio’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the portfolio’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the portfolio’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
J. Management has determined that no other subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
Q692MC 082026
14

Financial Statements
For the six-months ended June 30, 2026
Vanguard Variable Insurance Funds
Total International Stock Market Index Portfolio

Contents
Financial Statements	1

Total International Stock Market Index Portfolio
Financial Statements (unaudited)
Schedule of Investments
As of June 30, 2026
The portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The portfolio’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Shares	Market Value• ($000)
Investment Companies (100.1%)
International Stock Funds (100.1%)
Vanguard Developed Markets Index Fund Admiral Shares	34,355,964	787,440
Vanguard FTSE All-World ex-US Index Fund Admiral Shares	15,125,419	787,278
Vanguard Emerging Markets Stock Index Fund Admiral Shares	10,537,561	521,925
Vanguard European Stock Index Fund Admiral Shares	2,845,588	314,978
Vanguard Pacific Stock Index Fund Admiral Shares	1,818,811	260,963
Vanguard FTSE All-World ex-US Small-Cap Index Fund Admiral Shares	2,200,710	83,781
Vanguard FTSE Canada All Cap Index ETF	918,885	45,865
Total Investment Companies (Cost $2,121,692)		2,802,230
Temporary Cash Investments (0.1%)
Money Market Fund (0.1%)
[1] Vanguard Market Liquidity Fund, 3.682% (Cost $3,851)	38,515	3,851
Total Investments (100.2%) (Cost $2,125,543)		2,806,081
Other Assets and Liabilities—Net (-0.2%)		(6,900)
Net Assets (100%)		2,799,181

Cost is in $000.

•	See Note A in Notes to Financial Statements.

1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
See accompanying Notes, which are an integral part of the Financial Statements.
1

Total International Stock Market Index Portfolio
Statement of Assets and Liabilities
As of June 30, 2026

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value—Affiliated Funds (Cost $2,125,543)	2,806,081
Foreign Currency, at Value (Cost $1)	1
Receivables for Accrued Income	2
Receivables for Capital Shares Issued	21,083
Total Assets	2,827,167
Liabilities
Payables for Investment Securities Purchased	22,678
Payables for Capital Shares Redeemed	5,308
Total Liabilities	27,986
Net Assets	2,799,181
At June 30, 2026, net assets consisted of:

Paid-in Capital	2,043,427
Total Distributable Earnings (Loss)	755,754
Net Assets	2,799,181

Net Assets
Applicable to 95,882,088 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	2,799,181
Net Asset Value Per Share	$29.19
See accompanying Notes, which are an integral part of the Financial Statements.
2

Total International Stock Market Index Portfolio
Statement of Operations

Six Months Ended June 30, 2026
($000)
Investment Income
Income
Income Distributions Received from Affiliated Funds[1]	16,960
Net Investment Income—Note C	16,960
Realized Net Gain (Loss)
Affiliated Funds Sold	83,855
Foreign Currencies	9
Realized Net Gain (Loss)	83,864
Change in Unrealized Appreciation (Depreciation)
Affiliated Funds	252,707
Foreign Currencies	—
Change in Unrealized Appreciation (Depreciation)	252,707
Net Increase (Decrease) in Net Assets Resulting from Operations	353,531

1	Dividends are net of foreign withholding taxes of $104.
See accompanying Notes, which are an integral part of the Financial Statements.
3

Total International Stock Market Index Portfolio
Statement of Changes in Net Assets

	Six Months Ended June 30, 2026	Year Ended December 31, 2025
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	16,960	70,005
Realized Net Gain (Loss)	83,864	34,963
Change in Unrealized Appreciation (Depreciation)	252,707	436,443
Net Increase (Decrease) in Net Assets Resulting from Operations	353,531	541,411
Distributions
Total Distributions	(118,744)	(83,042)
Capital Share Transactions
Issued	370,505	722,059
Issued in Lieu of Cash Distributions	118,744	83,042
Redeemed	(379,002)	(370,765)
Net Increase (Decrease) from Capital Share Transactions	110,247	434,336
Total Increase (Decrease)	345,034	892,705
Net Assets
Beginning of Period	2,454,147	1,561,442
End of Period	2,799,181	2,454,147
See accompanying Notes, which are an integral part of the Financial Statements.
4

Total International Stock Market Index Portfolio
Financial Highlights

For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2026	Year Ended December 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$26.86	$21.38	$21.09	$19.05	$24.23	$22.98
Investment Operations
Net Investment Income[1]	.178	.852	.703	.666	.622	.730
Capital Gain Distributions Received[1]	—	—	—	—	—	—
Net Realized and Unrealized Gain (Loss) on Investments	3.390	5.732	.359	2.204	(4.351)	1.202
Total from Investment Operations	3.568	6.584	1.062	2.870	(3.729)	1.932
Distributions
Dividends from Net Investment Income	(.874 )	(.686 )	(.660 )	(.585 )	(.709 )	(.462 )
Distributions from Realized Capital Gains	(.364 )	(.418 )	(.112 )	(.245 )	(.742 )	(.220 )
Total Distributions	(1.238)	(1.104)	(.772 )	(.830 )	(1.451)	(.682 )
Net Asset Value, End of Period	$29.19	$26.86	$21.38	$21.09	$19.05	$24.23
Total Return	13.98%	32.04%	5.06%	15.54%	-16.01%	8.53%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,799	$2,454	$1,561	$1,314	$1,209	$1,126
Ratio of Total Expenses to Average Net Assets	—	—	—	—	—	—
Acquired Fund Fees and Expenses	0.08%	0.09%	0.11%	0.11%	0.11%	0.10%
Ratio of Net Investment Income to Average Net Assets	1.29%	3.55%	3.25%	3.36%	3.16%	3.03%
Portfolio Turnover Rate	10%	11%	16%	18%	15%	12%
The expense ratio, acquired fund fees and expenses, and net investment income ratio for the current period have been annualized.

1	Calculated based on average shares outstanding.
See accompanying Notes, which are an integral part of the Financial Statements.
5

Total International Stock Market Index Portfolio
Notes to Financial Statements
The Total International Stock Market Index Portfolio, a portfolio of Vanguard Variable Insurance Funds, is registered under the Investment Company Act of 1940 as an open-end investment company. The portfolio seeks to match the return of its target index by investing in selected Vanguard funds and portfolios. Financial statements and other information about each underlying fund and portfolio are available at www.vanguard.com. The portfolio’s shares are only available for purchase by separate accounts of insurance companies as investments for variable annuity plans, variable life insurance contracts, or other variable benefit insurance contracts.
A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The portfolio consistently follows such policies in preparing its financial statements.
1. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York
Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Underlying ETFs are valued at the latest quoted sales prices or official closing prices taken from their primary market or, if not traded on the valuation date, at the mean of the latest quoted bid and asked prices.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the portfolio’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. Federal Income Taxes: The portfolio intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The portfolio’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the portfolio’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the portfolio’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Credit Facilities and Interfund Lending Program: The portfolio and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the portfolio’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the portfolio’s board of trustees and borne by the funds in which the portfolio invests (see Note C). Any borrowings under either facility bear interest at the higher of the effective federal funds rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the portfolio and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the portfolio may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the portfolio’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended June 30, 2026, the portfolio did not utilize the credit facilities or the Interfund Lending Program.
6. Other: Income and capital gain distributions received are recorded on the ex-dividend date. Interest income, if any, includes interest earned on cash and cash collateral. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B. Vanguard provides investment advisory services to the portfolio through its wholly owned subsidiary Vanguard Capital Management, LLC.
C. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the portfolio, Vanguard furnishes to the portfolio investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the portfolio based on methods and guidelines approved by the board of trustees. The FSA provides that expenses otherwise allocable to Vanguard funds-of-funds may be reduced or eliminated to the extent of savings realized by the underlying Vanguard funds by virtue of being part of a fund-of-funds. Accordingly, all expenses for services provided by Vanguard to the portfolio and all other expenses incurred by the portfolio during the six months ended June 30, 2026, were borne by the underlying Vanguard funds in which the portfolio invests. The portfolio’s trustees and officers are also trustees and officers, respectively, of the underlying Vanguard funds, as well as directors and employees, respectively, of Vanguard.
D. Various inputs may be used to determine the value of the portfolio’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
6

Total International Stock Market Index Portfolio
Level 3—Significant unobservable inputs (including the portfolio’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
At June 30, 2026, 100% of the market value of the portfolio's investments was determined based on Level 1 inputs.
E. As of June 30, 2026, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	2,143,470
Gross Unrealized Appreciation	662,879
Gross Unrealized Depreciation	(268)
Net Unrealized Appreciation (Depreciation)	662,611
F. Capital shares issued and redeemed were:
	Six Months Ended June 30, 2026	Year Ended December 31, 2025
	Shares (000)	Shares (000)
Issued	13,168	30,124
Issued in Lieu of Cash Distributions	4,686	3,839
Redeemed	(13,333)	(15,637)
Net Increase (Decrease) in Shares Outstanding	4,521	18,326
G. Transactions during the period in affiliated underlying Vanguard funds were as follows:
		Current Period Transactions
	Dec. 31, 2025 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold[1] ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Jun. 30, 2026 Market Value ($000)
Vanguard Developed Markets Index Fund	689,969	66,159	69,613	25,222	75,703	5,245	—	787,440
Vanguard Emerging Markets Stock Index Fund	466,693	55,326	53,440	13,435	39,911	526	—	521,925
Vanguard European Stock Index Fund	294,989	45,240	43,757	13,473	5,033	5,569	—	314,978
Vanguard FTSE All-World ex-US Index Fund	690,873	59,303	61,704	21,124	77,682	4,576	—	787,278
Vanguard FTSE All-World ex-US Small-Cap Index Fund	71,966	7,434	1,240	308	5,313	442	—	83,781
Vanguard FTSE Canada All Cap Index ETF	43,181	245	—	—	2,439	590	—	45,865
Vanguard Market Liquidity Fund	2	NA2	NA2	—	—	12	—	3,851
Vanguard Pacific Stock Index Fund	198,103	35,383	29,442	10,293	46,626	—	—	260,963
Total	2,455,776	269,090	259,196	83,855	252,707	16,960	—	2,806,081

1	Does not include adjustments related to return of capital.
2	Not applicable—purchases and sales are for temporary cash investment purposes.
H. Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the portfolio’s investments and portfolio performance.
To the extent the portfolio’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the portfolio may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
I. Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The portfolio is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the portfolio, as well as the portfolio’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the portfolio’s daily operations. Through these committees, the CODM manages the portfolio’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the portfolio’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the portfolio’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the portfolio’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
7

Total International Stock Market Index Portfolio
J. Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
Q692TISM 082026
8

Financial Statements
For the six-months ended June 30, 2026
Vanguard Variable Insurance Funds
Total Stock Market Index Portfolio
(with underlying Equity Index Portfolio)

Contents
Financial Statements	1

Total Stock Market Index Portfolio
Financial Statements (unaudited)
Schedule of Investments
As of June 30, 2026
The portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The portfolio’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Shares	Market Value• ($000)
Investment Companies (100.1%)
U.S. Stock Funds (100.1%)
Vanguard Variable Insurance Funds—Equity Index Portfolio	74,313,181	6,396,879
Vanguard Extended Market Index Fund Admiral Shares	4,526,404	845,441
Total Investment Companies (Cost $4,553,083)		7,242,320
Temporary Cash Investments (0.0%)
Money Market Fund (0.0%)
[1] Vanguard Market Liquidity Fund, 3.682% (Cost $3)	28	3
Total Investments (100.1%) (Cost $4,553,086)		7,242,323
Other Assets and Liabilities—Net (-0.1%)		(4,681)
Net Assets (100%)		7,237,642

Cost is in $000.

•	See Note A in Notes to Financial Statements.

1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
See accompanying Notes, which are an integral part of the Financial Statements.
1

Total Stock Market Index Portfolio
Statement of Assets and Liabilities
As of June 30, 2026

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value—Affiliated Funds (Cost $4,553,086)	7,242,323
Receivables for Accrued Income	2
Receivables for Capital Shares Issued	24,430
Total Assets	7,266,755
Liabilities
Due to Custodian	2,182
Payables for Investment Securities Purchased	8,082
Payables for Capital Shares Redeemed	18,849
Total Liabilities	29,113
Net Assets	7,237,642
At June 30, 2026, net assets consisted of:

Paid-in Capital	4,179,517
Total Distributable Earnings (Loss)	3,058,125
Net Assets	7,237,642

Net Assets
Applicable to 113,903,184 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	7,237,642
Net Asset Value Per Share	$63.54
See accompanying Notes, which are an integral part of the Financial Statements.
2

Total Stock Market Index Portfolio
Statement of Operations

Six Months Ended June 30, 2026
($000)
Investment Income
Income
Income Distributions Received from Affiliated Funds	62,689
Net Investment Income—Note C	62,689
Realized Net Gain (Loss)
Capital Gain Distributions Received from Affiliated Funds	185,713
Affiliated Funds Sold	126,351
Realized Net Gain (Loss)	312,064
Change in Unrealized Appreciation (Depreciation) from Affiliated Funds	334,154
Net Increase (Decrease) in Net Assets Resulting from Operations	708,907
See accompanying Notes, which are an integral part of the Financial Statements.
3

Total Stock Market Index Portfolio
Statement of Changes in Net Assets

	Six Months Ended June 30, 2026	Year Ended December 31, 2025
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	62,689	62,107
Realized Net Gain (Loss)	312,064	301,304
Change in Unrealized Appreciation (Depreciation)	334,154	555,062
Net Increase (Decrease) in Net Assets Resulting from Operations	708,907	918,473
Distributions
Total Distributions	(363,320)	(371,429)
Capital Share Transactions
Issued	629,759	821,579
Issued in Lieu of Cash Distributions	363,320	371,429
Redeemed	(462,077)	(801,698)
Net Increase (Decrease) from Capital Share Transactions	531,002	391,310
Total Increase (Decrease)	876,589	938,354
Net Assets
Beginning of Period	6,361,053	5,422,699
End of Period	7,237,642	6,361,053
See accompanying Notes, which are an integral part of the Financial Statements.
4

Total Stock Market Index Portfolio
Financial Highlights

For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2026	Year Ended December 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$60.93	$56.16	$49.45	$42.30	$56.94	$48.56
Investment Operations
Net Investment Income[1]	.576	.607	.666	.647	.587	.640
Capital Gain Distributions Received[1]	1.707	1.008	1.670	1.227	1.704	1.599
Net Realized and Unrealized Gain (Loss) on Investments	3.790	6.993	8.829	8.422	(12.797)	9.589
Total from Investment Operations	6.073	8.608	11.165	10.296	(10.506)	11.828
Distributions
Dividends from Net Investment Income	(.602 )	(.677 )	(.687 )	(.536 )	(.650 )	(.652 )
Distributions from Realized Capital Gains	(2.861)	(3.161)	(3.768)	(2.610)	(3.484)	(2.796)
Total Distributions	(3.463)	(3.838)	(4.455)	(3.146)	(4.134)	(3.448)
Net Asset Value, End of Period	$63.54	$60.93	$56.16	$49.45	$42.30	$56.94
Total Return	11.06%	16.93%	23.71%	25.95%	-19.59%	25.64%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$7,238	$6,361	$5,423	$4,357	$3,614	$4,254
Ratio of Total Expenses to Average Net Assets	—	—	—	—	—	—
Acquired Fund Fees and Expenses	0.13%	0.13%	0.13%	0.13%	0.13%	0.13%
Ratio of Net Investment Income to Average Net Assets	1.01%	1.08%	1.27%	1.45%	1.28%	1.22%
Portfolio Turnover Rate	4%	7%	6%	12%	6%	7%
The expense ratio, acquired fund fees and expenses, and net investment income ratio for the current period have been annualized.

1	Calculated based on average shares outstanding.
See accompanying Notes, which are an integral part of the Financial Statements.
5

Total Stock Market Index Portfolio
Notes to Financial Statements
The Total Stock Market Index Portfolio, a portfolio of Vanguard Variable Insurance Funds, is registered under the Investment Company Act of 1940 as an open-end investment company. The portfolio seeks to match the return of its target index by investing in selected Vanguard funds and portfolios. The portfolio invests a substantial amount of its assets in VVIF Equity Index Portfolio. The accompanying financial statements of VVIF Equity Index Portfolio should be read in conjunction with the financial statements of the portfolio. Financial statements and other information about each underlying fund and portfolio are available at www.vanguard.com. The portfolio’s shares are only available for purchase by separate accounts of insurance companies as investments for variable annuity plans, variable life insurance contracts, or other variable benefit insurance contracts.
A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The portfolio consistently follows such policies in preparing its financial statements.
1. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.
2. Federal Income Taxes: The portfolio intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The portfolio’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the portfolio’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the portfolio’s financial statements.
3. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
4. Credit Facilities and Interfund Lending Program: The portfolio and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the portfolio’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the portfolio’s board of trustees and borne by the funds in which the portfolio invests (see Note C). Any borrowings under either facility bear interest at the higher of the effective federal funds rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the portfolio and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the portfolio may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the portfolio’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended June 30, 2026, the portfolio did not utilize the credit facilities or the Interfund Lending Program.
5. Other: Income and capital gain distributions received are recorded on the ex-dividend date. Interest income, if any, includes interest earned on cash and cash collateral. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B. Vanguard provides investment advisory services to the portfolio through its wholly owned subsidiary Vanguard Capital Management, LLC.
C. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the portfolio, Vanguard furnishes to the portfolio investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the portfolio based on methods and guidelines approved by the board of trustees. The FSA provides that expenses otherwise allocable to Vanguard funds-of-funds may be reduced or eliminated to the extent of savings realized by the underlying Vanguard funds by virtue of being part of a fund-of-funds. Accordingly, all expenses for services provided by Vanguard to the portfolio and all other expenses incurred by the portfolio during the six months ended June 30, 2026, were borne by the underlying Vanguard funds in which the portfolio invests. The portfolio’s trustees and officers are also trustees and officers, respectively, of the underlying Vanguard funds, as well as directors and employees, respectively, of Vanguard.
D. Various inputs may be used to determine the value of the portfolio’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
At June 30, 2026, 100% of the market value of the portfolio's investments was determined based on Level 1 inputs.
6

Total Stock Market Index Portfolio
E. As of June 30, 2026, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	4,553,086
Gross Unrealized Appreciation	2,689,741
Gross Unrealized Depreciation	(504)
Net Unrealized Appreciation (Depreciation)	2,689,237
F. Capital shares issued and redeemed were:
	Six Months Ended June 30, 2026	Year Ended December 31, 2025
	Shares (000)	Shares (000)
Issued	10,244	14,742
Issued in Lieu of Cash Distributions	6,813	7,528
Redeemed	(7,559)	(14,417)
Net Increase (Decrease) in Shares Outstanding	9,498	7,853
G. Transactions during the period in affiliated underlying Vanguard funds were as follows:
		Current Period Transactions
	Dec. 31, 2025 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Jun. 30, 2026 Market Value ($000)
Vanguard Extended Market Index Fund	740,110	50,441	72,912	31,188	96,614	4,201	—	845,441
Vanguard Market Liquidity Fund	257	NA1	NA1	—	—	14	—	3
Vanguard Variable Insurance Funds—Equity Index Portfolio	5,625,394	599,733	160,951	95,163	237,540	58,474	185,713	6,396,879
Total	6,365,761	650,174	233,863	126,351	334,154	62,689	185,713	7,242,323

1	Not applicable—purchases and sales are for temporary cash investment purposes.
H. Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the portfolio’s investments and portfolio performance.
To the extent the portfolio’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the portfolio may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
At June 30, 2026, one shareholder (an insurance company separate account whose holdings in the portfolio represent the indirect investment of Vanguard Variable Annuity contract holders) was the record or beneficial owner of 37% of the portfolio’s net assets. If this shareholder were to redeem its investment in the portfolio, the redemption might lead to the realization of taxable capital gains.
I. Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The portfolio is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the portfolio, as well as the portfolio’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the portfolio’s daily operations. Through these committees, the CODM manages the portfolio’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the portfolio’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the portfolio’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the portfolio’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
J. Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
Q692TSMI 082026
7

Financial Statements
For the six-months ended June 30, 2026
Vanguard Variable Insurance Funds
Equity Index Portfolio

Contents
Financial Statements	1

Equity Index Portfolio
Financial Statements (unaudited)
Schedule of Investments
As of June 30, 2026
The portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The portfolio’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.7%)
Communication Services (9.7%)
	Alphabet Inc. Class A	1,315,540	470,135
	Alphabet Inc. Class C	1,059,407	374,320
	Meta Platforms Inc. Class A	492,494	277,417
*	Netflix Inc.	944,404	67,430
	Verizon Communications Inc.	936,643	39,657
	Walt Disney Co.	389,525	37,492
	AT&T Inc.	1,558,820	32,268
	Comcast Corp. Class A	798,559	19,605
	T-Mobile US Inc.	104,290	17,493
*	Warner Bros Discovery Inc.	555,682	14,814
	Electronic Arts Inc.	50,509	10,356
*	Take-Two Interactive Software Inc.	38,994	9,748
*	Live Nation Entertainment Inc.	35,418	6,485
	Omnicom Group Inc.	63,788	4,646
*	EchoStar Corp. Class A	30,495	3,095
	TKO Group Holdings Inc. Class A	14,097	2,838
*	Charter Communications Inc. Class A	18,716	2,662
	Fox Corp. Class A	43,564	2,272
	News Corp. Class A	82,757	2,055
*	Trade Desk Inc. Class A	95,568	1,728
	Fox Corp. Class B	32,359	1,516
	News Corp. Class B	26,811	752
	Paramount Skydance Corp. Class B	69,404	684
			1,399,468
Consumer Discretionary (9.3%)
*	Amazon.com Inc.	2,195,298	523,227
*	Tesla Inc.	631,375	265,556
	Home Depot Inc.	223,404	78,790
	McDonald's Corp.	159,357	43,076
	TJX Cos. Inc.	248,026	37,576
	Booking Holdings Inc.	173,814	30,981
	Lowe's Cos. Inc.	125,672	27,709
	Starbucks Corp.	255,645	26,124
	Marriott International Inc. Class A	49,049	18,177
	Royal Caribbean Cruises Ltd.	55,906	17,752
*	O'Reilly Automotive Inc.	185,789	17,109
	Hilton Worldwide Holdings Inc.	51,024	16,861
*	DoorDash Inc. Class A	84,848	15,657
	General Motors Co.	202,139	15,581
	Ross Stores Inc.	72,212	15,370
*	Airbnb Inc. Class A	93,730	13,413
	Ford Motor Co.	878,301	12,208
*	AutoZone Inc.	3,697	11,815
	eBay Inc.	99,633	11,134
	NIKE Inc. Class B	269,280	11,054
*	Carvana Co.	160,737	10,580
	Yum! Brands Inc.	61,864	9,890
*	Chipotle Mexican Grill Inc.	287,926	9,789
	DR Horton Inc.	59,203	9,643
	Garmin Ltd.	36,760	8,732
	Carnival Corp. Ltd.	288,171	8,233
	Tapestry Inc.	45,208	6,618
	Expedia Group Inc.	25,729	6,584
	Williams-Sonoma Inc.	26,353	6,143
	PulteGroup Inc.	42,635	5,850
	Darden Restaurants Inc.	25,629	5,280
*	Ulta Beauty Inc.	9,748	4,396
	Lennar Corp. Class A	48,239	4,365
*	NVR Inc.	604	4,115
1

Equity Index Portfolio
		Shares	Market Value• ($000)
	Tractor Supply Co.	117,259	3,707
	Genuine Parts Co.	30,805	3,634
	Ralph Lauren Corp.	8,699	3,492
	Best Buy Co. Inc.	44,109	3,347
*	Deckers Outdoor Corp.	31,856	3,163
	Las Vegas Sands Corp.	66,719	3,082
*	Aptiv plc	47,281	2,902
*	Lululemon Athletica Inc.	23,429	2,675
	Hasbro Inc.	30,073	2,484
*	Norwegian Cruise Line Holdings Ltd.	103,017	2,175
*	MGM Resorts International	43,016	2,057
	Domino's Pizza Inc.	6,846	2,027
	Wynn Resorts Ltd.	18,943	1,839
			1,345,972
Consumer Staples (4.5%)
	Walmart Inc.	983,167	111,353
	Costco Wholesale Corp.	99,492	93,072
	Procter & Gamble Co.	522,272	76,586
	Coca-Cola Co.	868,294	70,566
	Philip Morris International Inc.	349,573	63,241
	PepsiCo Inc.	306,534	41,505
	Altria Group Inc.	374,658	26,957
	Mondelez International Inc. Class A	287,628	16,636
	Colgate-Palmolive Co.	179,340	16,442
*	Monster Beverage Corp.	160,005	15,380
	Target Corp.	101,804	13,297
	Keurig Dr Pepper Inc.	305,217	9,990
	Sysco Corp.	107,362	8,973
	Archer-Daniels-Midland Co.	108,168	8,264
	Kenvue Inc.	431,165	8,240
	Kimberly-Clark Corp.	74,317	8,158
	Kroger Co.	127,462	7,078
	Casey's General Stores Inc.	8,271	6,574
	Hershey Co.	33,196	5,824
	Dollar General Corp.	49,517	5,700
	Church & Dwight Co. Inc.	53,121	5,146
*	Dollar Tree Inc.	40,526	4,902
	Kraft Heinz Co.	191,324	4,519
	Estee Lauder Cos. Inc. Class A	55,481	4,380
	Constellation Brands Inc. Class A	31,218	4,342
	General Mills Inc.	119,797	4,169
	Tyson Foods Inc. Class A	63,081	3,611
	Bunge Global SA	30,361	3,240
	McCormick & Co. Inc. (Non-Voting)	57,020	2,875
	J M Smucker Co.	24,047	2,705
	Clorox Co.	27,122	2,588
	Hormel Foods Corp.	65,050	1,615
	Molson Coors Beverage Co. Class B	35,927	1,400
	Brown-Forman Corp. Class B	38,214	1,018
			660,346
Energy (3.0%)
	Exxon Mobil Corp.	929,538	127,087
	Chevron Corp.	419,813	69,588
	ConocoPhillips	273,288	28,411
	Williams Cos. Inc.	274,420	20,400
	Valero Energy Corp.	66,568	17,337
	Marathon Petroleum Corp.	65,451	16,734
	SLB Ltd.	335,298	15,588
	EOG Resources Inc.	119,530	15,507
	Phillips 66	89,902	15,198
	Kinder Morgan Inc.	439,090	14,038
	Targa Resources Corp.	48,128	12,905
	Baker Hughes Co.	222,790	12,365
	ONEOK Inc.	141,248	12,280
	Devon Energy Corp.	258,360	10,675
	Occidental Petroleum Corp.	163,100	7,922
	Diamondback Energy Inc.	43,465	7,640
	EQT Corp.	140,314	7,461
	Halliburton Co.	187,052	6,350
2

Equity Index Portfolio
		Shares	Market Value• ($000)
	Texas Pacific Land Corp.	13,016	5,696
	Expand Energy Corp.	53,636	4,891
	APA Corp.	79,332	2,584
			430,657
Financials (11.6%)
*	Berkshire Hathaway Inc. Class B	411,134	205,727
	JPMorgan Chase & Co.	554,910	181,639
	Visa Inc. Class A	372,216	127,704
	Mastercard Inc. Class A	180,961	92,942
	Bank of America Corp.	1,464,094	83,424
	Goldman Sachs Group Inc.	63,284	64,004
	Wells Fargo & Co.	686,320	56,717
	Morgan Stanley	268,826	56,195
	Citigroup Inc.	368,223	51,536
	American Express Co.	119,357	40,372
	Charles Schwab Corp.	366,673	33,833
	Blackrock Inc.	32,380	31,135
	Progressive Corp.	131,076	28,634
	Capital One Financial Corp.	139,616	28,010
	S&P Global Inc.	68,009	27,697
	Chubb Ltd.	80,887	27,561
	Bank of New York Mellon Corp.	153,995	22,269
	PNC Financial Services Group Inc.	90,104	22,185
	US Bancorp	348,336	21,039
	Blackstone Inc.	166,723	19,618
	Marsh & McLennan Cos. Inc.	107,989	17,998
	CME Group Inc.	81,202	17,932
*	Robinhood Markets Inc. Class A	177,299	17,780
	Aon plc Class A	47,884	15,883
	Travelers Cos. Inc.	47,676	15,739
	Intercontinental Exchange Inc.	126,772	15,607
	Moody's Corp.	33,686	15,257
	KKR & Co. Inc.	155,013	14,227
	Truist Financial Corp.	279,391	13,919
	Allstate Corp.	57,732	13,737
	Arthur J Gallagher & Co.	57,651	13,235
	Apollo Global Management Inc.	103,423	12,236
	Aflac Inc.	102,761	12,049
	Fifth Third Bancorp	203,360	11,463
	State Street Corp.	62,111	10,534
	MetLife Inc.	121,287	10,262
	Ameriprise Financial Inc.	20,184	9,260
	MSCI Inc.	16,342	9,152
*	Block Inc. Class A	120,134	9,130
	American International Group Inc.	119,028	8,871
	Interactive Brokers Group Inc. Class A	99,908	8,696
	Prudential Financial Inc.	77,911	8,409
	Hartford Insurance Group Inc.	61,575	8,160
	Huntington Bancshares Inc.	455,640	8,078
	PayPal Holdings Inc.	184,311	7,959
	Nasdaq Inc.	100,364	7,911
	M&T Bank Corp.	32,903	7,831
*	Arch Capital Group Ltd.	78,166	7,587
*	Coinbase Global Inc. Class A	49,962	7,304
	Northern Trust Corp.	41,417	7,200
	Citizens Financial Group Inc.	94,645	6,632
	Cincinnati Financial Corp.	34,625	6,410
*	Fiserv Inc.	119,336	5,853
	Raymond James Financial Inc.	38,255	5,816
	Regions Financial Corp.	190,996	5,768
	Synchrony Financial	75,279	5,725
	Cboe Global Markets Inc.	23,430	5,686
	Willis Towers Watson plc	21,136	5,524
	T. Rowe Price Group Inc.	47,955	5,452
	Ares Management Corp. Class A	47,201	5,254
*	Corpay Inc.	14,628	4,875
	KeyCorp	206,289	4,755
	Principal Financial Group Inc.	43,990	4,741
	W R Berkley Corp.	65,827	4,643
3

Equity Index Portfolio
		Shares	Market Value• ($000)
	Fidelity National Information Services Inc.	116,222	4,519
	Loews Corp.	37,866	4,287
	Brown & Brown Inc.	65,487	4,201
	Global Payments Inc.	46,260	3,357
	Everest Group Ltd.	8,853	3,163
	Globe Life Inc.	17,379	3,105
	Assurant Inc.	11,089	2,978
	Invesco Ltd.	99,100	2,615
	Franklin Resources Inc.	69,149	2,301
	Jack Henry & Associates Inc.	15,905	2,191
	FactSet Research Systems Inc.	8,153	1,876
	Erie Indemnity Co. Class A	5,671	1,360
			1,678,734
Health Care (8.9%)
	Eli Lilly & Co.	177,406	212,786
	Johnson & Johnson	539,828	137,100
	AbbVie Inc.	396,218	99,704
	UnitedHealth Group Inc.	203,663	84,648
	Merck & Co. Inc.	553,902	71,176
	Amgen Inc.	121,035	43,829
	Thermo Fisher Scientific Inc.	83,367	41,797
	Abbott Laboratories	390,631	35,446
	Gilead Sciences Inc.	278,443	35,178
*	Intuitive Surgical Inc.	79,417	31,583
	Pfizer Inc.	1,278,376	30,783
	CVS Health Corp.	286,199	29,607
*	Vertex Pharmaceuticals Inc.	56,922	28,275
	Danaher Corp.	141,335	26,922
	Bristol-Myers Squibb Co.	458,023	26,391
	Stryker Corp.	77,410	24,372
	Medtronic plc	287,927	22,525
	McKesson Corp.	26,972	20,380
	Elevance Health Inc.	48,301	18,679
	Cigna Group	59,289	16,345
*	Boston Scientific Corp.	333,253	14,223
	Regeneron Pharmaceuticals Inc.	22,407	13,972
	HCA Healthcare Inc.	34,817	13,575
	Cardinal Health Inc.	52,526	12,478
	Cencora Inc.	43,633	12,347
*	Edwards Lifesciences Corp.	129,174	11,685
	Humana Inc.	26,938	10,700
	Becton Dickinson & Co.	61,831	9,357
*	IDEXX Laboratories Inc.	17,705	9,321
	Agilent Technologies Inc.	63,471	8,431
*	Waters Corp.	22,005	8,253
*	IQVIA Holdings Inc.	37,346	7,216
*	Biogen Inc.	33,171	7,167
	Zoetis Inc.	94,210	6,770
*	Centene Corp.	105,122	6,748
	GE HealthCare Technologies Inc.	101,780	6,515
	ResMed Inc.	32,456	6,325
*	Veeva Systems Inc. Class A	33,593	5,962
*	Dexcom Inc.	86,718	5,840
*	Mettler-Toledo International Inc.	4,544	5,805
	West Pharmaceutical Services Inc.	15,808	5,675
*	Moderna Inc.	79,023	5,534
	Quest Diagnostics Inc.	24,831	5,263
	Labcorp Holdings Inc.	18,441	5,163
	STERIS plc	22,058	4,645
*	Incyte Corp.	37,521	4,253
	Viatris Inc.	260,612	4,139
	Zimmer Biomet Holdings Inc.	43,275	3,726
*	Cooper Cos. Inc.	43,587	3,126
	Revvity Inc.	24,960	2,777
*	Solventum Corp.	33,173	2,559
*	Align Technology Inc.	14,951	2,522
	Baxter International Inc.	116,067	2,475
	Bio-Techne Corp.	35,023	2,474
*	Charles River Laboratories International Inc.	10,777	2,444
4

Equity Index Portfolio
		Shares	Market Value• ($000)
*	Insulet Corp.	15,495	2,359
*	Henry Schein Inc.	21,641	1,807
	Universal Health Services Inc. Class B	11,909	1,771
*	DaVita Inc.	7,175	1,596
			1,284,524
Industrials (8.9%)
	Caterpillar Inc.	103,295	109,999
	GE Aerospace	233,987	87,448
	GE Vernova Inc.	60,265	70,803
	RTX Corp.	302,000	57,298
*	Boeing Co.	176,798	38,272
	Eaton Corp. plc	87,082	37,107
	Union Pacific Corp.	133,137	36,213
	Deere & Co.	56,340	35,738
*	Uber Technologies Inc.	456,521	32,943
	Vertiv Holdings Co. Class A	86,148	28,844
	Parker-Hannifin Corp.	28,275	27,656
	Trane Technologies plc	49,589	24,356
	Quanta Services Inc.	33,657	24,234
	Howmet Aerospace Inc.	89,741	24,128
	Lockheed Martin Corp.	45,473	23,167
	Cummins Inc.	30,959	22,080
	General Dynamics Corp.	56,880	20,149
	Automatic Data Processing Inc.	89,598	20,066
	Johnson Controls International plc	136,915	20,005
	CSX Corp.	416,992	19,820
	3M Co.	116,889	18,926
	Waste Management Inc.	82,814	18,458
	United Parcel Service Inc. Class B	167,329	17,988
	Emerson Electric Co.	125,532	17,970
	TransDigm Group Inc.	12,538	16,701
	Honeywell International Inc.	71,100	15,919
	United Rentals Inc.	14,044	15,910
	Illinois Tool Works Inc.	58,692	15,874
	Norfolk Southern Corp.	50,350	15,840
*	Honeywell Aerospace Inc.	71,104	15,720
	Comfort Systems USA Inc.	7,877	15,612
	FedEx Corp.	49,208	15,409
	Northrop Grumman Corp.	29,927	15,242
	PACCAR Inc.	117,918	14,164
	Delta Air Lines Inc.	146,543	13,725
	WW Grainger Inc.	9,741	13,252
	Cintas Corp.	76,283	12,974
	Carrier Global Corp.	175,096	12,843
	AMETEK Inc.	51,418	12,440
	Fastenal Co.	257,517	12,369
	Rockwell Automation Inc.	24,961	12,358
	L3Harris Technologies Inc.	41,806	12,148
	Westinghouse Air Brake Technologies Corp.	38,076	10,265
*	Axon Enterprise Inc.	18,092	10,143
*	United Airlines Holdings Inc.	72,723	9,890
	Republic Services Inc.	44,894	9,566
	Old Dominion Freight Line Inc.	41,082	8,898
	EMCOR Group Inc.	9,980	8,282
	Paychex Inc.	72,709	7,150
	Dover Corp.	30,263	6,787
	Ingersoll Rand Inc.	79,944	6,555
	Xylem Inc.	53,433	6,316
	Hubbell Inc. Class B	11,826	6,187
	Otis Worldwide Corp.	86,253	6,176
	Southwest Airlines Co.	109,861	5,649
*	Copart Inc.	198,368	5,592
	Verisk Analytics Inc.	29,323	5,264
	CH Robinson Worldwide Inc.	26,531	4,997
	Veralto Corp.	54,976	4,875
	JB Hunt Transport Services Inc.	16,658	4,821
	Expeditors International of Washington Inc.	29,447	4,799
	Snap-on Inc.	11,616	4,674
	Equifax Inc.	26,650	4,230
5

Equity Index Portfolio
		Shares	Market Value• ($000)
	Fortive Corp.	68,215	4,167
	Lennox International Inc.	7,085	4,059
*	Generac Holdings Inc.	13,255	3,881
	IDEX Corp.	16,561	3,759
*	Fedex Freight Holding Co. Inc.	24,393	3,683
	Masco Corp.	45,123	3,672
	Textron Inc.	39,107	3,587
	Nordson Corp.	11,882	3,585
	Broadridge Financial Solutions Inc.	25,890	3,546
	Jacobs Solutions Inc.	26,599	3,352
	Stanley Black & Decker Inc.	34,857	3,281
	Leidos Holdings Inc.	28,155	2,899
	Pentair plc	36,161	2,772
	Rollins Inc.	66,129	2,760
	Allegion plc	19,292	2,710
	Huntington Ingalls Industries Inc.	8,861	2,480
*	Builders FirstSource Inc.	24,063	2,153
	A O Smith Corp.	25,156	1,578
			1,291,208
Information Technology (38.0%)
	NVIDIA Corp.	5,431,749	1,086,839
	Apple Inc.	3,293,811	953,097
	Microsoft Corp.	1,665,923	621,423
	Broadcom Inc.	1,061,808	401,098
	Micron Technology Inc.	252,910	291,931
*	Advanced Micro Devices Inc.	365,686	212,431
*	Intel Corp.	1,059,531	147,942
	Applied Materials Inc.	177,979	128,679
	Lam Research Corp.	280,459	121,531
	Cisco Systems Inc.	885,810	104,047
	KLA Corp.	292,954	88,387
*	Sandisk Corp.	33,212	75,515
*	Palo Alto Networks Inc.	181,887	62,027
	Texas Instruments Inc.	204,103	60,837
*	Palantir Technologies Inc. Class A	514,956	60,080
	International Business Machines Corp.	210,817	59,284
	Marvell Technology Inc.	196,360	58,494
	Oracle Corp.	380,565	55,772
	Western Digital Corp.	77,304	49,376
	Amphenol Corp. Class A	275,919	48,650
	Seagate Technology Holdings plc	50,290	48,530
	Corning Inc.	175,652	44,867
	QUALCOMM Inc.	236,383	43,681
*	Crowdstrike Holdings Inc. Class A	57,089	43,567
	Analog Devices Inc.	109,486	43,484
*	Arista Networks Inc.	231,574	39,340
*	AppLovin Corp. Class A	60,341	31,089
	Salesforce Inc.	183,544	28,754
	Dell Technologies Inc. Class C	64,881	27,994
*	Cadence Design Systems Inc.	61,871	23,221
*	ServiceNow Inc.	231,373	22,971
*	Fortinet Inc.	139,737	21,466
*	Datadog Inc. Class A	74,159	19,308
*	Synopsys Inc.	42,985	19,174
*	Adobe Inc.	90,595	18,574
*	Coherent Corp.	43,846	17,296
	Accenture plc Class A	137,613	17,125
	Teradyne Inc.	35,094	16,980
	Intuit Inc.	61,995	16,181
	NXP Semiconductors NV	56,668	15,925
*	Ciena Corp.	31,719	15,560
	Motorola Solutions Inc.	37,235	15,463
	Monolithic Power Systems Inc.	11,014	15,225
*	Lumentum Holdings Inc.	17,441	14,965
*	Keysight Technologies Inc.	38,454	13,462
	Hewlett Packard Enterprise Co.	297,513	13,421
*	Flex Ltd.	82,459	13,364
	TE Connectivity plc	65,453	13,196
	Microchip Technology Inc.	121,358	11,068
6

Equity Index Portfolio
		Shares	Market Value• ($000)
*	Autodesk Inc.	47,401	9,216
	Jabil Inc.	23,686	9,130
*	ON Semiconductor Corp.	88,027	8,322
	Roper Technologies Inc.	22,668	7,671
	Qnity Electronics Inc.	46,918	7,662
*	Teledyne Technologies Inc.	10,368	6,914
	NetApp Inc.	44,348	6,863
*	Fair Isaac Corp.	5,213	6,228
*	First Solar Inc.	24,066	5,679
*	Workday Inc. Class A	45,584	5,580
*	F5 Inc.	12,671	5,271
	VeriSign Inc.	18,328	4,611
	HP Inc.	204,675	4,491
	Cognizant Technology Solutions Corp. Class A	106,041	4,107
	CDW Corp.	28,588	4,021
*	Akamai Technologies Inc.	32,531	3,845
*	Super Micro Computer Inc.	126,079	3,698
	Gen Digital Inc.	123,772	3,081
*	PTC Inc.	25,848	2,937
*	Zebra Technologies Corp. Class A	10,659	2,806
*	Tyler Technologies Inc.	9,436	2,760
*	Trimble Inc.	52,171	2,670
*	GoDaddy Inc. Class A	29,631	2,515
	Skyworks Solutions Inc.	33,733	2,287
*	Gartner Inc.	14,983	1,942
			5,496,998
Materials (1.8%)
	Linde plc	103,721	53,825
	Newmont Corp.	239,476	22,367
	Freeport-McMoRan Inc.	322,569	20,286
	Sherwin-Williams Co.	51,419	17,705
	CRH plc	149,779	16,026
	Ecolab Inc.	56,791	15,823
	Air Products and Chemicals Inc.	49,934	14,640
	Corteva Inc.	150,039	12,707
	Nucor Corp.	51,082	11,379
	Vulcan Materials Co.	29,143	8,597
	Martin Marietta Materials Inc.	13,491	7,780
	Steel Dynamics Inc.	30,337	6,961
	PPG Industries Inc.	49,883	6,050
	Smurfit Westrock plc	117,920	5,455
	Packaging Corp. of America	19,924	4,747
	International Flavors & Fragrances Inc.	57,130	4,526
	International Paper Co.	118,723	4,523
	Amcor plc	103,714	4,496
	Dow Inc.	161,928	4,430
	DuPont de Nemours Inc.	30,558	4,145
	CF Industries Holdings Inc.	34,376	3,722
	Ball Corp.	59,534	3,715
	Albemarle Corp.	26,374	3,561
	LyondellBasell Industries NV Class A	57,733	3,040
	Avery Dennison Corp.	17,100	2,776
	Mosaic Co.	71,669	1,519
			264,801
Real Estate (1.8%)
	Welltower Inc.	158,336	35,938
	Prologis Inc.	209,142	28,332
	Equinix Inc.	22,122	23,060
	American Tower Corp.	104,417	17,080
	Simon Property Group Inc.	72,708	16,261
	Digital Realty Trust Inc.	74,124	13,311
	Realty Income Corp.	209,155	12,959
	Public Storage	35,408	11,271
	Ventas Inc.	109,132	9,691
*	CBRE Group Inc. Class A	65,798	8,862
	Iron Mountain Inc.	66,666	8,421
	Crown Castle Inc.	97,895	7,414
	Extra Space Storage Inc.	47,491	6,900
	VICI Properties Inc. Class A	224,947	5,972
7

Equity Index Portfolio
		Shares	Market Value• ($000)
	AvalonBay Communities Inc.	31,099	5,868
	Equity Residential	76,335	5,185
	Essex Property Trust Inc.	14,426	4,206
	SBA Communications Corp.	23,735	4,188
	Weyerhaeuser Co.	161,537	3,867
	Kimco Realty Corp.	150,762	3,822
	Invitation Homes Inc.	122,333	3,696
	Mid-America Apartment Communities Inc.	26,161	3,635
	Host Hotels & Resorts Inc.	142,424	3,377
	Healthpeak Properties Inc.	154,290	3,302
	Regency Centers Corp.	36,895	2,942
	UDR Inc.	66,196	2,643
*	CoStar Group Inc.	91,387	2,588
	Camden Property Trust	22,509	2,577
	BXP Inc.	33,509	2,222
	Federal Realty Investment Trust	17,648	2,178
	Alexandria Real Estate Equities Inc.	35,046	1,852
			263,620
Utilities (2.2%)
	NextEra Energy Inc.	467,585	41,040
	Southern Co.	252,918	24,207
	Duke Energy Corp.	174,773	22,123
	Constellation Energy Corp.	71,641	17,793
	American Electric Power Co. Inc.	122,003	16,691
	Sempra	146,479	13,580
	Dominion Energy Inc.	197,290	13,473
	Entergy Corp.	102,752	11,802
	Vistra Corp.	71,103	11,279
	Xcel Energy Inc.	140,096	11,250
	Exelon Corp.	229,542	10,701
	Consolidated Edison Inc.	82,526	9,130
	Public Service Enterprise Group Inc.	111,837	9,077
	WEC Energy Group Inc.	72,965	8,520
	PG&E Corp.	494,189	8,312
	DTE Energy Co.	46,723	7,119
	Ameren Corp.	62,132	7,023
	NRG Energy Inc.	47,409	6,925
	CenterPoint Energy Inc.	146,773	6,464
	Atmos Energy Corp.	37,369	6,438
	Edison International	86,092	6,410
	PPL Corp.	168,443	6,123
	Eversource Energy	84,364	6,097
	American Water Works Co. Inc.	43,892	5,775
	FirstEnergy Corp.	116,871	5,556
	CMS Energy Corp.	69,282	5,300
	NiSource Inc.	107,795	5,126
	Evergy Inc.	51,839	4,480
	Alliant Energy Corp.	57,867	4,415
	Pinnacle West Capital Corp.	27,162	2,906
	AES Corp.	159,477	2,338
			317,473
Total Common Stocks (Cost $5,659,537)			14,433,801
Rights (0.0%)
*,1	Hologic Inc. CVR (Cost $—)	50,007	1
Temporary Cash Investments (0.4%)
Money Market Fund (0.4%)
[2]	Vanguard Market Liquidity Fund, 3.682% (Cost $53,696)	537,013	53,696
Total Investments (100.1%) (Cost $5,713,233)			14,487,498
Other Assets and Liabilities—Net (-0.1%)			(8,015)
Net Assets (100%)			14,479,483

Cost is in $000.

•	See Note A in Notes to Financial Statements.

*	Non-income-producing security.
1	Security value determined using significant unobservable inputs.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

CVR—Contingent Value Rights.
8

Equity Index Portfolio

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	September 2026	63	23,777	83

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Citigroup Inc.	8/31/2027	BANA	2,074	(4.442)	—	(73)
Elevance Health Inc.	1/29/2027	JPMC	176	(4.320)	—	(7)
Global Payments Inc.	8/31/2026	BANA	393	(4.392)	27	—
Goldman Sachs Group Inc.	8/31/2027	BANA	3,066	(4.435)	—	(156)
JPMorgan Chase & Co.	8/31/2027	BANA	15,408	(4.436)	—	(366)
PayPal Holdings Inc.	8/31/2026	BANA	583	(4.329)	10	—
Raymond James Financial Inc.	2/1/2027	CITNA	89	(4.120)	—	(3)
VICI Properties Inc. Class A	8/31/2026	BANA	542	(4.335)	11	—
					48	(605)

1Based on Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/(paid) monthly.
BANA—Bank of America, N.A.
CITNA—Citibank, N.A.
JPMC—JPMorgan Chase Bank, N.A.
See accompanying Notes, which are an integral part of the Financial Statements.
9

Equity Index Portfolio
Statement of Assets and Liabilities
As of June 30, 2026

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $5,659,537)	14,433,802
Affiliated Issuers (Cost $53,696)	53,696
Total Investments in Securities	14,487,498
Investment in Vanguard	311
Cash Collateral Pledged—Futures Contracts	2,334
Receivables for Accrued Income	6,619
Receivables for Capital Shares Issued	10,358
Variation Margin Receivable—Futures Contracts	212
Unrealized Appreciation—Over-the-Counter Swap Contracts	48
Total Assets	14,507,380
Liabilities
Due to Custodian	145
Payables for Investment Securities Purchased	20,104
Payables for Capital Shares Redeemed	6,218
Payables to Vanguard	825
Unrealized Depreciation—Over-the-Counter Swap Contracts	605
Total Liabilities	27,897
Net Assets	14,479,483
At June 30, 2026, net assets consisted of:

Paid-in Capital	5,341,840
Total Distributable Earnings (Loss)	9,137,643
Net Assets	14,479,483

Net Assets
Applicable to 168,209,765 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	14,479,483
Net Asset Value Per Share	$86.08
See accompanying Notes, which are an integral part of the Financial Statements.
10

Equity Index Portfolio
Statement of Operations

Six Months Ended June 30, 2026
($000)
Investment Income
Income
Dividends[1]	79,569
Interest[2]	559
Securities Lending—Net	—
Total Income	80,128
Expenses
The Vanguard Group—Note C
Investment Advisory Services	214
Management and Administrative	8,699
Marketing and Distribution	379
Custodian Fees	36
Shareholders’ Reports and Proxy Fees	56
Trustees’ Fees and Expenses	3
Other Expenses	11
Total Expenses	9,398
Net Investment Income	70,730
Realized Net Gain (Loss)
Investment Securities Sold[2]	304,963
Futures Contracts	933
Swap Contracts	520
Realized Net Gain (Loss)	306,416
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	950,054
Futures Contracts	40
Swap Contracts	(552)
Change in Unrealized Appreciation (Depreciation)	949,542
Net Increase (Decrease) in Net Assets Resulting from Operations	1,326,688

1	Dividends are net of foreign withholding taxes of $9.
2
Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the portfolio were $530, ($4), and less than $1, respectively. Purchases and sales are for temporary cash investment purposes.

See accompanying Notes, which are an integral part of the Financial Statements.
11

Equity Index Portfolio
Statement of Changes in Net Assets

	Six Months Ended June 30, 2026	Year Ended December 31, 2025
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	70,730	134,662
Realized Net Gain (Loss)	306,416	429,005
Change in Unrealized Appreciation (Depreciation)	949,542	1,441,040
Net Increase (Decrease) in Net Assets Resulting from Operations	1,326,688	2,004,707
Distributions
Total Distributions	(564,810)	(377,502)
Capital Share Transactions
Issued	681,898	940,972
Issued in Lieu of Cash Distributions	564,810	377,502
Redeemed	(755,900)	(1,197,572)
Net Increase (Decrease) from Capital Share Transactions	490,808	120,902
Total Increase (Decrease)	1,252,686	1,748,107
Net Assets
Beginning of Period	13,226,797	11,478,690
End of Period	14,479,483	13,226,797
See accompanying Notes, which are an integral part of the Financial Statements.
12

Equity Index Portfolio
Financial Highlights

For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2026	Year Ended December 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$81.96	$72.14	$60.89	$50.74	$65.47	$53.76
Investment Operations
Net Investment Income[1]	.431	.834	.826	.833	.806	.738
Net Realized and Unrealized Gain (Loss) on Investments	7.219	11.370	13.851	11.870	(12.244)	13.978
Total from Investment Operations	7.650	12.204	14.677	12.703	(11.438)	14.716
Distributions
Dividends from Net Investment Income	(.845 )	(.815 )	(.888 )	(.794 )	(.758 )	(.754 )
Distributions from Realized Capital Gains	(2.685)	(1.569)	(2.539)	(1.759)	(2.534)	(2.252)
Total Distributions	(3.530)	(2.384)	(3.427)	(2.553)	(3.292)	(3.006)
Net Asset Value, End of Period	$86.08	$81.96	$72.14	$60.89	$50.74	$65.47
Total Return	10.13%	17.70%	24.84%	26.11%	-18.23%	28.55%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$14,479	$13,227	$11,479	$9,222	$7,592	$9,354
Ratio of Total Expenses to Average Net Assets	0.14%	0.14%	0.14%	0.14%	0.14%[2]	0.14%
Ratio of Net Investment Income to Average Net Assets	1.05%	1.12%	1.23%	1.52%	1.48%	1.25%
Portfolio Turnover Rate	3%	4%	4%	5%	5%	4%
The expense ratio and net investment income ratio for the current period have been annualized.

1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.14%.
See accompanying Notes, which are an integral part of the Financial Statements.
13

Equity Index Portfolio
Notes to Financial Statements
The Equity Index Portfolio, a portfolio of Vanguard Variable Insurance Funds, is registered under the Investment Company Act of 1940 as an open-end investment company. The portfolio’s shares are only available for purchase by separate accounts of insurance companies as investments for variable annuity plans, variable life insurance contracts, or other variable benefit insurance contracts.
A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The portfolio consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the portfolio's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Futures Contracts: The portfolio uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The portfolio may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the portfolio and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the portfolio trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the portfolio’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended June 30, 2026, the portfolio’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Swap Contracts: The portfolio has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the portfolio’s target index. Under the terms of the swaps, the portfolio receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The portfolio also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the portfolio generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the portfolio. The portfolio’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The portfolio mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the portfolio cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the portfolio may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the portfolio under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the portfolio's net assets decline below a certain level, triggering a payment by the portfolio if the portfolio is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the portfolio has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
During the six months ended June 30, 2026, the portfolio’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.
4. Federal Income Taxes: The portfolio intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The portfolio’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the portfolio’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the portfolio’s financial statements.
5. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
14

Equity Index Portfolio
6. Securities Lending: To earn additional income, the portfolio lends its securities to qualified institutional borrowers. Security loans are subject to termination by the portfolio at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The portfolio further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the portfolio may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the portfolio; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the portfolio may experience delays and costs in recovering the securities loaned. The portfolio invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the portfolio is entitled to all distributions made on or in respect of the loaned securities.
7. Credit Facilities and Interfund Lending Program: The portfolio and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the portfolio’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the portfolio’s board of trustees and included in Management and Administrative expenses on the portfolio’s Statement of Operations. Any borrowings under either facility bear interest at the higher of the effective federal funds rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the portfolio and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the portfolio may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the portfolio’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended June 30, 2026, the portfolio did not utilize the credit facilities or the Interfund Lending Program.
8. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B. Vanguard provides investment advisory services to the portfolio through its wholly owned subsidiary Vanguard Capital Management, LLC.
C. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the portfolio, Vanguard furnishes to the portfolio investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the portfolio based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the portfolio may invest up to 0.40% of its net assets as capital in Vanguard. At June 30, 2026, the portfolio had contributed to Vanguard capital in the amount of $311,000, representing less than 0.01% of the portfolio’s net assets and 0.12% of Vanguard’s capital received pursuant to the FSA. The portfolio’s trustees and officers are also directors and employees, respectively, of Vanguard.
D. Various inputs may be used to determine the value of the portfolio’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
15

Equity Index Portfolio
The following table summarizes the market value of the portfolio's investments and derivatives as of June 30, 2026, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	14,433,801	—	—	14,433,801
Rights	—	—	1	1
Temporary Cash Investments	53,696	—	—	53,696
Total	14,487,497	—	1	14,487,498

Derivative Financial Instruments
Assets
Futures Contracts[1]	83	—	—	83
Swap Contracts	—	48	—	48
Total	83	48	—	131
Liabilities
Swap Contracts	—	(605)	—	(605)

1
Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

E. As of June 30, 2026, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	5,714,598
Gross Unrealized Appreciation	9,234,577
Gross Unrealized Depreciation	(462,151)
Net Unrealized Appreciation (Depreciation)	8,772,426
F. During the six months ended June 30, 2026, the portfolio purchased $434,536,000 of investment securities and sold $456,047,000 of investment securities, other than temporary cash investments.
The portfolio purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended June 30, 2026, such purchases were $8,662,000 and sales were $7,210,000, resulting in net realized loss of $3,724,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
G. Capital shares issued and redeemed were:
	Six Months Ended June 30, 2026	Year Ended December 31, 2025
	Shares (000)	Shares (000)
Issued	8,225	12,790
Issued in Lieu of Cash Distributions	7,777	5,697
Redeemed	(9,169)	(16,232)
Net Increase (Decrease) in Shares Outstanding	6,833	2,255
H. Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the portfolio’s investments and portfolio performance.
To the extent the portfolio’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the portfolio may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the portfolio to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the portfolio’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
At June 30, 2026, one shareholder (an insurance company separate account whose holdings in the portfolio represent the indirect investment of Vanguard Variable Annuity contract holders and Vanguard Variable Insurance Funds Total Stock Market Index Portfolio) was the record or beneficial
16

Equity Index Portfolio
owner of 47% of the portfolio’s net assets. If this shareholder were to redeem its investment in the portfolio, the redemption might result in an increase in the portfolio's expense ratio, cause the portfolio to incur higher transaction costs, or lead to the realization of taxable capital gains.
I. Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The portfolio is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the portfolio, as well as the portfolio’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the portfolio’s daily operations. Through these committees, the CODM manages the portfolio’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the portfolio’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the portfolio’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the portfolio’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
J. Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
Q692TSMI 082026
17

Financial Statements
For the six-months ended June 30, 2026
Vanguard Variable Insurance Funds
Real Estate Index Portfolio

Contents
Financial Statements	1

Real Estate Index Portfolio
Financial Statements (unaudited)
Schedule of Investments
As of June 30, 2026
The portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The portfolio’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Equity Real Estate Investment Trusts (REITs) (93.0%)
Data Center REITs (9.6%)
	Equinix Inc.	73,096	76,195
	Digital Realty Trust Inc.	209,674	37,653
			113,848
Diversified REITs (1.9%)
	WP Carey Inc.	162,536	11,621
	Essential Properties Realty Trust Inc.	155,884	4,653
	Broadstone Net Lease Inc.	141,995	2,935
	Global Net Lease Inc.	142,607	1,275
	American Assets Trust Inc.	36,473	901
	CTO Realty Growth Inc.	22,824	491
	Gladstone Commercial Corp.	35,715	439
	AH Realty Trust Inc.	57,715	409
			22,724
Health Care REITs (17.6%)
	Welltower Inc.	522,170	118,517
	Ventas Inc.	352,391	31,292
	Healthpeak Properties Inc.	515,291	11,027
	Omega Healthcare Investors Inc.	219,067	10,445
	American Healthcare REIT Inc.	142,193	7,415
	CareTrust REIT Inc.	165,434	6,675
	Alexandria Real Estate Equities Inc.	115,479	6,103
	Healthcare Realty Trust Inc. Class A	245,608	4,954
	Sabra Health Care REIT Inc.	186,869	3,646
	National Health Investors Inc.	34,117	2,602
	Medical Properties Trust Inc.	365,810	1,690
	LTC Properties Inc.	36,757	1,413
	Diversified Healthcare Trust	148,251	1,379
	Sila Realty Trust Inc.	40,863	1,241
	Universal Health Realty Income Trust	9,471	416
	Community Healthcare Trust Inc.	20,027	366
	Chiron Real Estate Inc.	9,279	348
			209,529
Hotel & Resort REITs (2.7%)
	Host Hotels & Resorts Inc.	509,741	12,086
	Ryman Hospitality Properties Inc.	44,434	5,712
	Apple Hospitality REIT Inc.	165,900	2,789
	Park Hotels & Resorts Inc.	145,471	2,073
	DiamondRock Hospitality Co.	151,070	1,840
	Pebblebrook Hotel Trust	84,134	1,633
	Sunstone Hotel Investors Inc.	133,364	1,527
	Xenia Hotels & Resorts Inc.	68,239	1,389
	RLJ Lodging Trust	90,228	1,069
	Service Properties Trust	444,751	752
	Summit Hotel Properties Inc.	76,304	535
	Chatham Lodging Trust	32,979	436
			31,841
Industrial REITs (11.2%)
	Prologis Inc.	690,931	93,600
	EastGroup Properties Inc.	39,841	8,069
	First Industrial Realty Trust Inc.	98,251	6,024
	Rexford Industrial Realty Inc.	166,396	5,574
	STAG Industrial Inc.	141,692	5,393
	Terreno Realty Corp.	78,749	5,101
	Americold Realty Trust Inc.	211,122	3,319
	LXP Industrial Trust	43,788	2,359
	Lineage Inc.	50,492	2,184
[1]	Innovative Industrial Properties Inc.	20,891	1,295
	Industrial Logistics Properties Trust	40,584	360
1

Real Estate Index Portfolio
		Shares	Market Value• ($000)
	One Liberty Properties Inc.	11,671	285
			133,563
Multi-Family Residential REITs (7.0%)
	AvalonBay Communities Inc.	103,103	19,454
	Equity Residential	249,924	16,977
	Essex Property Trust Inc.	47,789	13,935
	Mid-America Apartment Communities Inc.	86,236	11,982
	UDR Inc.	217,386	8,678
	Camden Property Trust	71,799	8,220
	Independence Realty Trust Inc.	174,660	2,915
	Centerspace	12,473	701
	NexPoint Residential Trust Inc.	15,046	420
	Apartment Investment & Management Co. Class A	95,567	284
			83,566
Office REITs (2.7%)
	BXP Inc.	111,691	7,406
	Vornado Realty Trust	118,768	4,668
	Cousins Properties Inc.	123,137	3,692
	COPT Defense Properties	84,037	3,058
	Kilroy Realty Corp.	79,037	2,962
	SL Green Realty Corp.	52,636	2,725
	Highwoods Properties Inc.	81,714	2,464
	Douglas Emmett Inc.	118,125	1,394
*	Piedmont Realty Trust Inc.	92,839	849
	Easterly Government Properties Inc. Class A	32,708	815
	JBG SMITH Properties	43,873	644
*	Hudson Pacific Properties Inc.	39,352	598
	Empire State Realty Trust Inc. Class A	103,657	561
	Brandywine Realty Trust	121,791	386
			32,222
Other Specialized REITs (6.8%)
	Iron Mountain Inc.	220,480	27,849
	VICI Properties Inc. Class A	746,511	19,820
	Lamar Advertising Co. Class A	64,417	10,048
	Gaming & Leisure Properties Inc.	199,436	8,881
	Outfront Media Inc.	114,162	3,740
	Millrose Properties Inc.	114,275	3,434
	EPR Properties	56,702	3,289
	Four Corners Property Trust Inc.	81,383	1,998
	Safehold Inc.	34,734	545
	Farmland Partners Inc.	29,785	288
	Gladstone Land Corp.	29,423	251
			80,143
Retail REITs (14.8%)
	Simon Property Group Inc.	240,763	53,847
	Realty Income Corp.	691,100	42,821
	Kimco Realty Corp.	499,604	12,665
	Regency Centers Corp.	122,133	9,739
	Federal Realty Investment Trust	57,550	7,104
	Brixmor Property Group Inc.	216,061	6,812
	Agree Realty Corp.	89,019	6,742
	NNN REIT Inc.	141,032	6,562
	Macerich Co.	190,204	4,791
	Kite Realty Group Trust	150,485	4,271
	Phillips Edison & Co. Inc.	93,368	3,886
	Tanger Inc.	84,884	3,350
	Urban Edge Properties	93,397	2,137
	Curbline Properties Corp.	68,454	2,081
	InvenTrust Properties Corp.	57,608	2,039
	Acadia Realty Trust	97,176	2,032
	NETSTREIT Corp.	72,166	1,525
	Getty Realty Corp.	42,190	1,408
	Whitestone REIT	32,504	616
	CBL & Associates Properties Inc.	11,521	612
	Alexander's Inc.	1,602	441
	Saul Centers Inc.	9,944	372
	SITE Centers Corp.	34,860	138
			175,991
2

Real Estate Index Portfolio
		Shares	Market Value• ($000)
Self-Storage REITs (5.9%)
	Public Storage	117,094	37,272
	Extra Space Storage Inc.	156,530	22,744
	CubeSmart	168,314	6,694
	National Storage Affiliates Trust	52,863	2,351
	Smartstop Self Storage REIT Inc.	41,100	1,335
			70,396
Single-Family Residential REITs (3.4%)
	Invitation Homes Inc.	399,852	12,080
	Sun Communities Inc.	91,338	10,952
	Equity LifeStyle Properties Inc.	136,555	8,801
	American Homes 4 Rent Class A	235,516	7,895
	UMH Properties Inc.	59,987	908
			40,636
Telecom Tower REITs (8.0%)
	American Tower Corp.	345,448	56,505
	Crown Castle Inc.	323,199	24,476
	SBA Communications Corp.	78,406	13,835
			94,816
Timber REITs (1.4%)
	Weyerhaeuser Co.	534,412	12,794
	Rayonier Inc.	201,638	4,291
			17,085
Total Equity Real Estate Investment Trusts (REITs) (Cost $1,100,572)			1,106,360
Real Estate Management & Development (6.2%)
Diversified Real Estate Activities (0.2%)
	St. Joe Co.	27,739	1,737
*	Tejon Ranch Co.	14,945	280
	RMR Group Inc. Class A	11,553	237
			2,254
Real Estate Development (0.2%)
*	Howard Hughes Holdings Inc.	23,228	1,660
*	Forestar Group Inc.	14,080	446
			2,106
Real Estate Operating Companies (0.1%)
[1]	Landbridge Co. LLC Class A	20,657	1,637
*	Seaport Entertainment Group Inc.	5,429	144
			1,781
Real Estate Services (5.7%)
*	CBRE Group Inc. Class A	218,758	29,465
*	Jones Lang LaSalle Inc.	34,723	10,762
*	CoStar Group Inc.	311,127	8,811
*	Compass Inc. Class A	504,572	6,221
*	Zillow Group Inc. Class C	113,551	3,579
*	Opendoor Technologies Inc.	674,731	3,117
*	Cushman & Wakefield Ltd.	171,828	2,301
	Newmark Group Inc. Class A	114,989	1,738
*	Zillow Group Inc. Class A	29,189	916
	Marcus & Millichap Inc.	17,011	530
	AGNT Inc.	70,604	382
			67,822
Total Real Estate Management & Development (Cost $88,865)			73,963
3

Real Estate Index Portfolio
	Shares	Market Value• ($000)
Temporary Cash Investments (0.8%)
Money Market Fund (0.8%)
[2,3] Vanguard Market Liquidity Fund, 3.682% (Cost $8,949)	89,499	8,949
Total Investments (100.0%) (Cost $1,198,386)		1,189,272
Other Assets and Liabilities—Net (0.0%)		264
Net Assets (100%)		1,189,536

Cost is in $000.

•	See Note A in Notes to Financial Statements.

*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $1,221.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $1,113 was received for securities on loan.

REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Digital Realty Trust Inc.	8/31/2026	BANA	8,660	(3.620)	—	(527)
VICI Properties Inc. Class A	3/12/2027	CITNA	119	(4.283)	1	—
VICI Properties Inc. Class A	8/31/2027	BANA	1,557	(4.323)	27	—
					28	(527)

1Based on Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/(paid) monthly.
BANA—Bank of America, N.A.
CITNA—Citibank, N.A.
See accompanying Notes, which are an integral part of the Financial Statements.
4

Real Estate Index Portfolio
Statement of Assets and Liabilities
As of June 30, 2026

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $1,189,437)	1,180,323
Affiliated Issuers (Cost $8,949)	8,949
Total Investments in Securities	1,189,272
Investment in Vanguard	25
Cash	557
Receivables for Accrued Income	4,431
Receivables for Capital Shares Issued	850
Unrealized Appreciation—Over-the-Counter Swap Contracts	28
Total Assets	1,195,163
Liabilities
Payables for Investment Securities Purchased	2,870
Collateral for Securities on Loan	1,113
Payables for Capital Shares Redeemed	989
Payables to Vanguard	128
Unrealized Depreciation—Over-the-Counter Swap Contracts	527
Total Liabilities	5,627
Net Assets	1,189,536
1 Includes $1,221 of securities on loan.
At June 30, 2026, net assets consisted of:

Paid-in Capital	1,170,520
Total Distributable Earnings (Loss)	19,016
Net Assets	1,189,536

Net Assets
Applicable to 96,752,289 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,189,536
Net Asset Value Per Share	$12.29
See accompanying Notes, which are an integral part of the Financial Statements.
5

Real Estate Index Portfolio
Statement of Operations

Six Months Ended June 30, 2026
($000)
Investment Income
Income
Dividends	17,413
Interest[1]	98
Securities Lending—Net	4
Total Income	17,515
Expenses
The Vanguard Group—Note C
Investment Advisory Services	3
Management and Administrative	1,401
Marketing and Distribution	36
Custodian Fees	10
Shareholders’ Reports and Proxy Fees	22
Trustees’ Fees and Expenses	—
Other Expenses	5
Total Expenses	1,477
Net Investment Income	16,038
Realized Net Gain (Loss)
Capital Gain Distributions Received	1,933
Investment Securities Sold[1]	14,995
Futures Contracts	(7)
Swap Contracts	174
Realized Net Gain (Loss)	17,095
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	85,944
Swap Contracts	(496)
Change in Unrealized Appreciation (Depreciation)	85,448
Net Increase (Decrease) in Net Assets Resulting from Operations	118,581

1
Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the portfolio were $97, ($1), and less than $1, respectively. Purchases and sales are for temporary cash investment purposes.

See accompanying Notes, which are an integral part of the Financial Statements.
6

Real Estate Index Portfolio
Statement of Changes in Net Assets

	Six Months Ended June 30, 2026	Year Ended December 31, 2025
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	16,038	29,636
Realized Net Gain (Loss)	17,095	16,100
Change in Unrealized Appreciation (Depreciation)	85,448	(12,664)
Net Increase (Decrease) in Net Assets Resulting from Operations	118,581	33,072
Distributions
Total Distributions	(46,434)	(48,937)
Capital Share Transactions
Issued	102,731	120,697
Issued in Lieu of Cash Distributions	46,434	48,937
Redeemed	(110,332)	(178,505)
Net Increase (Decrease) from Capital Share Transactions	38,833	(8,871)
Total Increase (Decrease)	110,980	(24,736)
Net Assets
Beginning of Period	1,078,556	1,103,292
End of Period	1,189,536	1,078,556
See accompanying Notes, which are an integral part of the Financial Statements.
7

Real Estate Index Portfolio
Financial Highlights

For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2026	Year Ended December 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$11.57	$11.74	$11.92	$11.53	$16.56	$12.43
Investment Operations
Net Investment Income[1]	.168	.314	.300	.327	.297	.257
Net Realized and Unrealized Gain (Loss) on Investments	1.049	.044	.218	.888	(4.474)	4.553
Total from Investment Operations	1.217	.358	.518	1.215	(4.177)	4.810
Distributions
Dividends from Net Investment Income	(.322 )	(.322 )	(.379 )	(.286 )	(.262 )	(.293 )
Distributions from Realized Capital Gains	(.175 )	(.206 )	(.319 )	(.539 )	(.591 )	(.387 )
Total Distributions	(.497 )	(.528 )	(.698 )	(.825 )	(.853 )	(.680 )
Net Asset Value, End of Period	$12.29	$11.57	$11.74	$11.92	$11.53	$16.56
Total Return	11.00%	3.11%	4.74%	11.70%	-26.30%	40.21%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,190	$1,079	$1,103	$1,143	$1,094	$1,538
Ratio of Total Expenses to Average Net Assets	0.26%	0.26%	0.26%	0.26%	0.26%[2]	0.26%
Ratio of Net Investment Income to Average Net Assets	2.78%	2.71%	2.59%	2.97%	2.25%	1.79%
Portfolio Turnover Rate	8%	8%	11%	10%	11%	12%
The expense ratio and net investment income ratio for the current period have been annualized.

1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.26%.
See accompanying Notes, which are an integral part of the Financial Statements.
8

Real Estate Index Portfolio
Notes to Financial Statements
The Real Estate Index Portfolio, a portfolio of Vanguard Variable Insurance Funds, is registered under the Investment Company Act of 1940 as an open-end investment company. The portfolio’s shares are only available for purchase by separate accounts of insurance companies as investments for variable annuity plans, variable life insurance contracts, or other variable benefit insurance contracts.
A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The portfolio consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the portfolio's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Futures Contracts: The portfolio uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The portfolio may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the portfolio and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the portfolio trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the portfolio’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended June 30, 2026, the portfolio’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period. The portfolio had no open futures contracts at June 30, 2026.
3. Swap Contracts: The portfolio has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the portfolio’s target index. Under the terms of the swaps, the portfolio receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The portfolio also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the portfolio generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the portfolio. The portfolio’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The portfolio mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the portfolio cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the portfolio may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the portfolio under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the portfolio's net assets decline below a certain level, triggering a payment by the portfolio if the portfolio is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the portfolio has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
During the six months ended June 30, 2026, the portfolio’s average amounts of investments in total return swaps represented 1% of net assets, based on the average of notional amounts at each quarter-end during the period.
4. Federal Income Taxes: The portfolio intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The portfolio’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the portfolio’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the portfolio’s financial statements.
9

Real Estate Index Portfolio
5. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
6. Securities Lending: To earn additional income, the portfolio lends its securities to qualified institutional borrowers. Security loans are subject to termination by the portfolio at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The portfolio further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the portfolio may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the portfolio; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the portfolio may experience delays and costs in recovering the securities loaned. The portfolio invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the portfolio is entitled to all distributions made on or in respect of the loaned securities.
7. Credit Facilities and Interfund Lending Program: The portfolio and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the portfolio’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the portfolio’s board of trustees and included in Management and Administrative expenses on the portfolio’s Statement of Operations. Any borrowings under either facility bear interest at the higher of the effective federal funds rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the portfolio and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the portfolio may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the portfolio’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended June 30, 2026, the portfolio did not utilize the credit facilities or the Interfund Lending Program.
8. Other: Distributions received from investment securities are recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Each investment security reports annually the tax character of its distributions. Dividend income, capital gain distributions received, and unrealized appreciation (depreciation) reflect the amounts of taxable income, capital gain, and return of capital reported by the REITs, and management’s estimates of such amounts for REIT distributions for which actual information has not been reported. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B. Vanguard provides investment advisory services to the portfolio through its wholly owned subsidiary Vanguard Portfolio Management, LLC.
C. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the portfolio, Vanguard furnishes to the portfolio investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the portfolio based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the portfolio may invest up to 0.40% of its net assets as capital in Vanguard. At June 30, 2026, the portfolio had contributed to Vanguard capital in the amount of $25,000, representing less than 0.01% of the portfolio’s net assets and 0.01% of Vanguard’s capital received pursuant to the FSA. The portfolio’s trustees and officers are also directors and employees, respectively, of Vanguard.
D. Various inputs may be used to determine the value of the portfolio’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
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Real Estate Index Portfolio
The following table summarizes the market value of the portfolio's investments and derivatives as of June 30, 2026, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	1,180,323	—	—	1,180,323
Temporary Cash Investments	8,949	—	—	8,949
Total	1,189,272	—	—	1,189,272

Derivative Financial Instruments
Assets
Swap Contracts	—	28	—	28
Liabilities
Swap Contracts	—	(527)	—	(527)

E. As of June 30, 2026, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	1,202,356
Gross Unrealized Appreciation	207,430
Gross Unrealized Depreciation	(221,013)
Net Unrealized Appreciation (Depreciation)	(13,583)
F. During the six months ended June 30, 2026, the portfolio purchased $100,069,000 of investment securities and sold $90,893,000 of investment securities, other than temporary cash investments.
The portfolio purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended June 30, 2026, such purchases were $13,000 and sales were $1,000, resulting in net realized gain of less than $1,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
G. Capital shares issued and redeemed were:
	Six Months Ended June 30, 2026	Year Ended December 31, 2025
	Shares (000)	Shares (000)
Issued	8,580	10,410
Issued in Lieu of Cash Distributions	4,202	4,285
Redeemed	(9,261)	(15,407)
Net Increase (Decrease) in Shares Outstanding	3,521	(712)
H. Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the portfolio’s investments and portfolio performance.
To the extent the portfolio’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the portfolio may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the portfolio to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the portfolio’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
At June 30, 2026, one shareholder (an insurance company separate account whose holdings in the portfolio represent the indirect investment of Vanguard Variable Annuity contract holders) was the record or beneficial owner of 31% of the portfolio’s net assets. If this shareholder were to redeem its investment in the portfolio, the redemption might result in an increase in the portfolio's expense ratio, cause the portfolio to incur higher transaction costs, or lead to the realization of taxable capital gains.
11

Real Estate Index Portfolio
I. Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The portfolio is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the portfolio, as well as the portfolio’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the portfolio’s daily operations. Through these committees, the CODM manages the portfolio’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the portfolio’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the portfolio’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the portfolio’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
J. Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
Q692REIT  082026
12

Financial Statements
For the six-months ended June 30, 2026
Vanguard Variable Insurance Funds
Equity Index Portfolio

Contents
Financial Statements	1

Equity Index Portfolio
Financial Statements (unaudited)
Schedule of Investments
As of June 30, 2026
The portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The portfolio’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.7%)
Communication Services (9.7%)
	Alphabet Inc. Class A	1,315,540	470,135
	Alphabet Inc. Class C	1,059,407	374,320
	Meta Platforms Inc. Class A	492,494	277,417
*	Netflix Inc.	944,404	67,430
	Verizon Communications Inc.	936,643	39,657
	Walt Disney Co.	389,525	37,492
	AT&T Inc.	1,558,820	32,268
	Comcast Corp. Class A	798,559	19,605
	T-Mobile US Inc.	104,290	17,493
*	Warner Bros Discovery Inc.	555,682	14,814
	Electronic Arts Inc.	50,509	10,356
*	Take-Two Interactive Software Inc.	38,994	9,748
*	Live Nation Entertainment Inc.	35,418	6,485
	Omnicom Group Inc.	63,788	4,646
*	EchoStar Corp. Class A	30,495	3,095
	TKO Group Holdings Inc. Class A	14,097	2,838
*	Charter Communications Inc. Class A	18,716	2,662
	Fox Corp. Class A	43,564	2,272
	News Corp. Class A	82,757	2,055
*	Trade Desk Inc. Class A	95,568	1,728
	Fox Corp. Class B	32,359	1,516
	News Corp. Class B	26,811	752
	Paramount Skydance Corp. Class B	69,404	684
			1,399,468
Consumer Discretionary (9.3%)
*	Amazon.com Inc.	2,195,298	523,227
*	Tesla Inc.	631,375	265,556
	Home Depot Inc.	223,404	78,790
	McDonald's Corp.	159,357	43,076
	TJX Cos. Inc.	248,026	37,576
	Booking Holdings Inc.	173,814	30,981
	Lowe's Cos. Inc.	125,672	27,709
	Starbucks Corp.	255,645	26,124
	Marriott International Inc. Class A	49,049	18,177
	Royal Caribbean Cruises Ltd.	55,906	17,752
*	O'Reilly Automotive Inc.	185,789	17,109
	Hilton Worldwide Holdings Inc.	51,024	16,861
*	DoorDash Inc. Class A	84,848	15,657
	General Motors Co.	202,139	15,581
	Ross Stores Inc.	72,212	15,370
*	Airbnb Inc. Class A	93,730	13,413
	Ford Motor Co.	878,301	12,208
*	AutoZone Inc.	3,697	11,815
	eBay Inc.	99,633	11,134
	NIKE Inc. Class B	269,280	11,054
*	Carvana Co.	160,737	10,580
	Yum! Brands Inc.	61,864	9,890
*	Chipotle Mexican Grill Inc.	287,926	9,789
	DR Horton Inc.	59,203	9,643
	Garmin Ltd.	36,760	8,732
	Carnival Corp. Ltd.	288,171	8,233
	Tapestry Inc.	45,208	6,618
	Expedia Group Inc.	25,729	6,584
	Williams-Sonoma Inc.	26,353	6,143
	PulteGroup Inc.	42,635	5,850
	Darden Restaurants Inc.	25,629	5,280
*	Ulta Beauty Inc.	9,748	4,396
	Lennar Corp. Class A	48,239	4,365
*	NVR Inc.	604	4,115
1

Equity Index Portfolio
		Shares	Market Value• ($000)
	Tractor Supply Co.	117,259	3,707
	Genuine Parts Co.	30,805	3,634
	Ralph Lauren Corp.	8,699	3,492
	Best Buy Co. Inc.	44,109	3,347
*	Deckers Outdoor Corp.	31,856	3,163
	Las Vegas Sands Corp.	66,719	3,082
*	Aptiv plc	47,281	2,902
*	Lululemon Athletica Inc.	23,429	2,675
	Hasbro Inc.	30,073	2,484
*	Norwegian Cruise Line Holdings Ltd.	103,017	2,175
*	MGM Resorts International	43,016	2,057
	Domino's Pizza Inc.	6,846	2,027
	Wynn Resorts Ltd.	18,943	1,839
			1,345,972
Consumer Staples (4.5%)
	Walmart Inc.	983,167	111,353
	Costco Wholesale Corp.	99,492	93,072
	Procter & Gamble Co.	522,272	76,586
	Coca-Cola Co.	868,294	70,566
	Philip Morris International Inc.	349,573	63,241
	PepsiCo Inc.	306,534	41,505
	Altria Group Inc.	374,658	26,957
	Mondelez International Inc. Class A	287,628	16,636
	Colgate-Palmolive Co.	179,340	16,442
*	Monster Beverage Corp.	160,005	15,380
	Target Corp.	101,804	13,297
	Keurig Dr Pepper Inc.	305,217	9,990
	Sysco Corp.	107,362	8,973
	Archer-Daniels-Midland Co.	108,168	8,264
	Kenvue Inc.	431,165	8,240
	Kimberly-Clark Corp.	74,317	8,158
	Kroger Co.	127,462	7,078
	Casey's General Stores Inc.	8,271	6,574
	Hershey Co.	33,196	5,824
	Dollar General Corp.	49,517	5,700
	Church & Dwight Co. Inc.	53,121	5,146
*	Dollar Tree Inc.	40,526	4,902
	Kraft Heinz Co.	191,324	4,519
	Estee Lauder Cos. Inc. Class A	55,481	4,380
	Constellation Brands Inc. Class A	31,218	4,342
	General Mills Inc.	119,797	4,169
	Tyson Foods Inc. Class A	63,081	3,611
	Bunge Global SA	30,361	3,240
	McCormick & Co. Inc. (Non-Voting)	57,020	2,875
	J M Smucker Co.	24,047	2,705
	Clorox Co.	27,122	2,588
	Hormel Foods Corp.	65,050	1,615
	Molson Coors Beverage Co. Class B	35,927	1,400
	Brown-Forman Corp. Class B	38,214	1,018
			660,346
Energy (3.0%)
	Exxon Mobil Corp.	929,538	127,087
	Chevron Corp.	419,813	69,588
	ConocoPhillips	273,288	28,411
	Williams Cos. Inc.	274,420	20,400
	Valero Energy Corp.	66,568	17,337
	Marathon Petroleum Corp.	65,451	16,734
	SLB Ltd.	335,298	15,588
	EOG Resources Inc.	119,530	15,507
	Phillips 66	89,902	15,198
	Kinder Morgan Inc.	439,090	14,038
	Targa Resources Corp.	48,128	12,905
	Baker Hughes Co.	222,790	12,365
	ONEOK Inc.	141,248	12,280
	Devon Energy Corp.	258,360	10,675
	Occidental Petroleum Corp.	163,100	7,922
	Diamondback Energy Inc.	43,465	7,640
	EQT Corp.	140,314	7,461
	Halliburton Co.	187,052	6,350
2

Equity Index Portfolio
		Shares	Market Value• ($000)
	Texas Pacific Land Corp.	13,016	5,696
	Expand Energy Corp.	53,636	4,891
	APA Corp.	79,332	2,584
			430,657
Financials (11.6%)
*	Berkshire Hathaway Inc. Class B	411,134	205,727
	JPMorgan Chase & Co.	554,910	181,639
	Visa Inc. Class A	372,216	127,704
	Mastercard Inc. Class A	180,961	92,942
	Bank of America Corp.	1,464,094	83,424
	Goldman Sachs Group Inc.	63,284	64,004
	Wells Fargo & Co.	686,320	56,717
	Morgan Stanley	268,826	56,195
	Citigroup Inc.	368,223	51,536
	American Express Co.	119,357	40,372
	Charles Schwab Corp.	366,673	33,833
	Blackrock Inc.	32,380	31,135
	Progressive Corp.	131,076	28,634
	Capital One Financial Corp.	139,616	28,010
	S&P Global Inc.	68,009	27,697
	Chubb Ltd.	80,887	27,561
	Bank of New York Mellon Corp.	153,995	22,269
	PNC Financial Services Group Inc.	90,104	22,185
	US Bancorp	348,336	21,039
	Blackstone Inc.	166,723	19,618
	Marsh & McLennan Cos. Inc.	107,989	17,998
	CME Group Inc.	81,202	17,932
*	Robinhood Markets Inc. Class A	177,299	17,780
	Aon plc Class A	47,884	15,883
	Travelers Cos. Inc.	47,676	15,739
	Intercontinental Exchange Inc.	126,772	15,607
	Moody's Corp.	33,686	15,257
	KKR & Co. Inc.	155,013	14,227
	Truist Financial Corp.	279,391	13,919
	Allstate Corp.	57,732	13,737
	Arthur J Gallagher & Co.	57,651	13,235
	Apollo Global Management Inc.	103,423	12,236
	Aflac Inc.	102,761	12,049
	Fifth Third Bancorp	203,360	11,463
	State Street Corp.	62,111	10,534
	MetLife Inc.	121,287	10,262
	Ameriprise Financial Inc.	20,184	9,260
	MSCI Inc.	16,342	9,152
*	Block Inc. Class A	120,134	9,130
	American International Group Inc.	119,028	8,871
	Interactive Brokers Group Inc. Class A	99,908	8,696
	Prudential Financial Inc.	77,911	8,409
	Hartford Insurance Group Inc.	61,575	8,160
	Huntington Bancshares Inc.	455,640	8,078
	PayPal Holdings Inc.	184,311	7,959
	Nasdaq Inc.	100,364	7,911
	M&T Bank Corp.	32,903	7,831
*	Arch Capital Group Ltd.	78,166	7,587
*	Coinbase Global Inc. Class A	49,962	7,304
	Northern Trust Corp.	41,417	7,200
	Citizens Financial Group Inc.	94,645	6,632
	Cincinnati Financial Corp.	34,625	6,410
*	Fiserv Inc.	119,336	5,853
	Raymond James Financial Inc.	38,255	5,816
	Regions Financial Corp.	190,996	5,768
	Synchrony Financial	75,279	5,725
	Cboe Global Markets Inc.	23,430	5,686
	Willis Towers Watson plc	21,136	5,524
	T. Rowe Price Group Inc.	47,955	5,452
	Ares Management Corp. Class A	47,201	5,254
*	Corpay Inc.	14,628	4,875
	KeyCorp	206,289	4,755
	Principal Financial Group Inc.	43,990	4,741
	W R Berkley Corp.	65,827	4,643
3

Equity Index Portfolio
		Shares	Market Value• ($000)
	Fidelity National Information Services Inc.	116,222	4,519
	Loews Corp.	37,866	4,287
	Brown & Brown Inc.	65,487	4,201
	Global Payments Inc.	46,260	3,357
	Everest Group Ltd.	8,853	3,163
	Globe Life Inc.	17,379	3,105
	Assurant Inc.	11,089	2,978
	Invesco Ltd.	99,100	2,615
	Franklin Resources Inc.	69,149	2,301
	Jack Henry & Associates Inc.	15,905	2,191
	FactSet Research Systems Inc.	8,153	1,876
	Erie Indemnity Co. Class A	5,671	1,360
			1,678,734
Health Care (8.9%)
	Eli Lilly & Co.	177,406	212,786
	Johnson & Johnson	539,828	137,100
	AbbVie Inc.	396,218	99,704
	UnitedHealth Group Inc.	203,663	84,648
	Merck & Co. Inc.	553,902	71,176
	Amgen Inc.	121,035	43,829
	Thermo Fisher Scientific Inc.	83,367	41,797
	Abbott Laboratories	390,631	35,446
	Gilead Sciences Inc.	278,443	35,178
*	Intuitive Surgical Inc.	79,417	31,583
	Pfizer Inc.	1,278,376	30,783
	CVS Health Corp.	286,199	29,607
*	Vertex Pharmaceuticals Inc.	56,922	28,275
	Danaher Corp.	141,335	26,922
	Bristol-Myers Squibb Co.	458,023	26,391
	Stryker Corp.	77,410	24,372
	Medtronic plc	287,927	22,525
	McKesson Corp.	26,972	20,380
	Elevance Health Inc.	48,301	18,679
	Cigna Group	59,289	16,345
*	Boston Scientific Corp.	333,253	14,223
	Regeneron Pharmaceuticals Inc.	22,407	13,972
	HCA Healthcare Inc.	34,817	13,575
	Cardinal Health Inc.	52,526	12,478
	Cencora Inc.	43,633	12,347
*	Edwards Lifesciences Corp.	129,174	11,685
	Humana Inc.	26,938	10,700
	Becton Dickinson & Co.	61,831	9,357
*	IDEXX Laboratories Inc.	17,705	9,321
	Agilent Technologies Inc.	63,471	8,431
*	Waters Corp.	22,005	8,253
*	IQVIA Holdings Inc.	37,346	7,216
*	Biogen Inc.	33,171	7,167
	Zoetis Inc.	94,210	6,770
*	Centene Corp.	105,122	6,748
	GE HealthCare Technologies Inc.	101,780	6,515
	ResMed Inc.	32,456	6,325
*	Veeva Systems Inc. Class A	33,593	5,962
*	Dexcom Inc.	86,718	5,840
*	Mettler-Toledo International Inc.	4,544	5,805
	West Pharmaceutical Services Inc.	15,808	5,675
*	Moderna Inc.	79,023	5,534
	Quest Diagnostics Inc.	24,831	5,263
	Labcorp Holdings Inc.	18,441	5,163
	STERIS plc	22,058	4,645
*	Incyte Corp.	37,521	4,253
	Viatris Inc.	260,612	4,139
	Zimmer Biomet Holdings Inc.	43,275	3,726
*	Cooper Cos. Inc.	43,587	3,126
	Revvity Inc.	24,960	2,777
*	Solventum Corp.	33,173	2,559
*	Align Technology Inc.	14,951	2,522
	Baxter International Inc.	116,067	2,475
	Bio-Techne Corp.	35,023	2,474
*	Charles River Laboratories International Inc.	10,777	2,444
4

Equity Index Portfolio
		Shares	Market Value• ($000)
*	Insulet Corp.	15,495	2,359
*	Henry Schein Inc.	21,641	1,807
	Universal Health Services Inc. Class B	11,909	1,771
*	DaVita Inc.	7,175	1,596
			1,284,524
Industrials (8.9%)
	Caterpillar Inc.	103,295	109,999
	GE Aerospace	233,987	87,448
	GE Vernova Inc.	60,265	70,803
	RTX Corp.	302,000	57,298
*	Boeing Co.	176,798	38,272
	Eaton Corp. plc	87,082	37,107
	Union Pacific Corp.	133,137	36,213
	Deere & Co.	56,340	35,738
*	Uber Technologies Inc.	456,521	32,943
	Vertiv Holdings Co. Class A	86,148	28,844
	Parker-Hannifin Corp.	28,275	27,656
	Trane Technologies plc	49,589	24,356
	Quanta Services Inc.	33,657	24,234
	Howmet Aerospace Inc.	89,741	24,128
	Lockheed Martin Corp.	45,473	23,167
	Cummins Inc.	30,959	22,080
	General Dynamics Corp.	56,880	20,149
	Automatic Data Processing Inc.	89,598	20,066
	Johnson Controls International plc	136,915	20,005
	CSX Corp.	416,992	19,820
	3M Co.	116,889	18,926
	Waste Management Inc.	82,814	18,458
	United Parcel Service Inc. Class B	167,329	17,988
	Emerson Electric Co.	125,532	17,970
	TransDigm Group Inc.	12,538	16,701
	Honeywell International Inc.	71,100	15,919
	United Rentals Inc.	14,044	15,910
	Illinois Tool Works Inc.	58,692	15,874
	Norfolk Southern Corp.	50,350	15,840
*	Honeywell Aerospace Inc.	71,104	15,720
	Comfort Systems USA Inc.	7,877	15,612
	FedEx Corp.	49,208	15,409
	Northrop Grumman Corp.	29,927	15,242
	PACCAR Inc.	117,918	14,164
	Delta Air Lines Inc.	146,543	13,725
	WW Grainger Inc.	9,741	13,252
	Cintas Corp.	76,283	12,974
	Carrier Global Corp.	175,096	12,843
	AMETEK Inc.	51,418	12,440
	Fastenal Co.	257,517	12,369
	Rockwell Automation Inc.	24,961	12,358
	L3Harris Technologies Inc.	41,806	12,148
	Westinghouse Air Brake Technologies Corp.	38,076	10,265
*	Axon Enterprise Inc.	18,092	10,143
*	United Airlines Holdings Inc.	72,723	9,890
	Republic Services Inc.	44,894	9,566
	Old Dominion Freight Line Inc.	41,082	8,898
	EMCOR Group Inc.	9,980	8,282
	Paychex Inc.	72,709	7,150
	Dover Corp.	30,263	6,787
	Ingersoll Rand Inc.	79,944	6,555
	Xylem Inc.	53,433	6,316
	Hubbell Inc. Class B	11,826	6,187
	Otis Worldwide Corp.	86,253	6,176
	Southwest Airlines Co.	109,861	5,649
*	Copart Inc.	198,368	5,592
	Verisk Analytics Inc.	29,323	5,264
	CH Robinson Worldwide Inc.	26,531	4,997
	Veralto Corp.	54,976	4,875
	JB Hunt Transport Services Inc.	16,658	4,821
	Expeditors International of Washington Inc.	29,447	4,799
	Snap-on Inc.	11,616	4,674
	Equifax Inc.	26,650	4,230
5

Equity Index Portfolio
		Shares	Market Value• ($000)
	Fortive Corp.	68,215	4,167
	Lennox International Inc.	7,085	4,059
*	Generac Holdings Inc.	13,255	3,881
	IDEX Corp.	16,561	3,759
*	Fedex Freight Holding Co. Inc.	24,393	3,683
	Masco Corp.	45,123	3,672
	Textron Inc.	39,107	3,587
	Nordson Corp.	11,882	3,585
	Broadridge Financial Solutions Inc.	25,890	3,546
	Jacobs Solutions Inc.	26,599	3,352
	Stanley Black & Decker Inc.	34,857	3,281
	Leidos Holdings Inc.	28,155	2,899
	Pentair plc	36,161	2,772
	Rollins Inc.	66,129	2,760
	Allegion plc	19,292	2,710
	Huntington Ingalls Industries Inc.	8,861	2,480
*	Builders FirstSource Inc.	24,063	2,153
	A O Smith Corp.	25,156	1,578
			1,291,208
Information Technology (38.0%)
	NVIDIA Corp.	5,431,749	1,086,839
	Apple Inc.	3,293,811	953,097
	Microsoft Corp.	1,665,923	621,423
	Broadcom Inc.	1,061,808	401,098
	Micron Technology Inc.	252,910	291,931
*	Advanced Micro Devices Inc.	365,686	212,431
*	Intel Corp.	1,059,531	147,942
	Applied Materials Inc.	177,979	128,679
	Lam Research Corp.	280,459	121,531
	Cisco Systems Inc.	885,810	104,047
	KLA Corp.	292,954	88,387
*	Sandisk Corp.	33,212	75,515
*	Palo Alto Networks Inc.	181,887	62,027
	Texas Instruments Inc.	204,103	60,837
*	Palantir Technologies Inc. Class A	514,956	60,080
	International Business Machines Corp.	210,817	59,284
	Marvell Technology Inc.	196,360	58,494
	Oracle Corp.	380,565	55,772
	Western Digital Corp.	77,304	49,376
	Amphenol Corp. Class A	275,919	48,650
	Seagate Technology Holdings plc	50,290	48,530
	Corning Inc.	175,652	44,867
	QUALCOMM Inc.	236,383	43,681
*	Crowdstrike Holdings Inc. Class A	57,089	43,567
	Analog Devices Inc.	109,486	43,484
*	Arista Networks Inc.	231,574	39,340
*	AppLovin Corp. Class A	60,341	31,089
	Salesforce Inc.	183,544	28,754
	Dell Technologies Inc. Class C	64,881	27,994
*	Cadence Design Systems Inc.	61,871	23,221
*	ServiceNow Inc.	231,373	22,971
*	Fortinet Inc.	139,737	21,466
*	Datadog Inc. Class A	74,159	19,308
*	Synopsys Inc.	42,985	19,174
*	Adobe Inc.	90,595	18,574
*	Coherent Corp.	43,846	17,296
	Accenture plc Class A	137,613	17,125
	Teradyne Inc.	35,094	16,980
	Intuit Inc.	61,995	16,181
	NXP Semiconductors NV	56,668	15,925
*	Ciena Corp.	31,719	15,560
	Motorola Solutions Inc.	37,235	15,463
	Monolithic Power Systems Inc.	11,014	15,225
*	Lumentum Holdings Inc.	17,441	14,965
*	Keysight Technologies Inc.	38,454	13,462
	Hewlett Packard Enterprise Co.	297,513	13,421
*	Flex Ltd.	82,459	13,364
	TE Connectivity plc	65,453	13,196
	Microchip Technology Inc.	121,358	11,068
6

Equity Index Portfolio
		Shares	Market Value• ($000)
*	Autodesk Inc.	47,401	9,216
	Jabil Inc.	23,686	9,130
*	ON Semiconductor Corp.	88,027	8,322
	Roper Technologies Inc.	22,668	7,671
	Qnity Electronics Inc.	46,918	7,662
*	Teledyne Technologies Inc.	10,368	6,914
	NetApp Inc.	44,348	6,863
*	Fair Isaac Corp.	5,213	6,228
*	First Solar Inc.	24,066	5,679
*	Workday Inc. Class A	45,584	5,580
*	F5 Inc.	12,671	5,271
	VeriSign Inc.	18,328	4,611
	HP Inc.	204,675	4,491
	Cognizant Technology Solutions Corp. Class A	106,041	4,107
	CDW Corp.	28,588	4,021
*	Akamai Technologies Inc.	32,531	3,845
*	Super Micro Computer Inc.	126,079	3,698
	Gen Digital Inc.	123,772	3,081
*	PTC Inc.	25,848	2,937
*	Zebra Technologies Corp. Class A	10,659	2,806
*	Tyler Technologies Inc.	9,436	2,760
*	Trimble Inc.	52,171	2,670
*	GoDaddy Inc. Class A	29,631	2,515
	Skyworks Solutions Inc.	33,733	2,287
*	Gartner Inc.	14,983	1,942
			5,496,998
Materials (1.8%)
	Linde plc	103,721	53,825
	Newmont Corp.	239,476	22,367
	Freeport-McMoRan Inc.	322,569	20,286
	Sherwin-Williams Co.	51,419	17,705
	CRH plc	149,779	16,026
	Ecolab Inc.	56,791	15,823
	Air Products and Chemicals Inc.	49,934	14,640
	Corteva Inc.	150,039	12,707
	Nucor Corp.	51,082	11,379
	Vulcan Materials Co.	29,143	8,597
	Martin Marietta Materials Inc.	13,491	7,780
	Steel Dynamics Inc.	30,337	6,961
	PPG Industries Inc.	49,883	6,050
	Smurfit Westrock plc	117,920	5,455
	Packaging Corp. of America	19,924	4,747
	International Flavors & Fragrances Inc.	57,130	4,526
	International Paper Co.	118,723	4,523
	Amcor plc	103,714	4,496
	Dow Inc.	161,928	4,430
	DuPont de Nemours Inc.	30,558	4,145
	CF Industries Holdings Inc.	34,376	3,722
	Ball Corp.	59,534	3,715
	Albemarle Corp.	26,374	3,561
	LyondellBasell Industries NV Class A	57,733	3,040
	Avery Dennison Corp.	17,100	2,776
	Mosaic Co.	71,669	1,519
			264,801
Real Estate (1.8%)
	Welltower Inc.	158,336	35,938
	Prologis Inc.	209,142	28,332
	Equinix Inc.	22,122	23,060
	American Tower Corp.	104,417	17,080
	Simon Property Group Inc.	72,708	16,261
	Digital Realty Trust Inc.	74,124	13,311
	Realty Income Corp.	209,155	12,959
	Public Storage	35,408	11,271
	Ventas Inc.	109,132	9,691
*	CBRE Group Inc. Class A	65,798	8,862
	Iron Mountain Inc.	66,666	8,421
	Crown Castle Inc.	97,895	7,414
	Extra Space Storage Inc.	47,491	6,900
	VICI Properties Inc. Class A	224,947	5,972
7

Equity Index Portfolio
		Shares	Market Value• ($000)
	AvalonBay Communities Inc.	31,099	5,868
	Equity Residential	76,335	5,185
	Essex Property Trust Inc.	14,426	4,206
	SBA Communications Corp.	23,735	4,188
	Weyerhaeuser Co.	161,537	3,867
	Kimco Realty Corp.	150,762	3,822
	Invitation Homes Inc.	122,333	3,696
	Mid-America Apartment Communities Inc.	26,161	3,635
	Host Hotels & Resorts Inc.	142,424	3,377
	Healthpeak Properties Inc.	154,290	3,302
	Regency Centers Corp.	36,895	2,942
	UDR Inc.	66,196	2,643
*	CoStar Group Inc.	91,387	2,588
	Camden Property Trust	22,509	2,577
	BXP Inc.	33,509	2,222
	Federal Realty Investment Trust	17,648	2,178
	Alexandria Real Estate Equities Inc.	35,046	1,852
			263,620
Utilities (2.2%)
	NextEra Energy Inc.	467,585	41,040
	Southern Co.	252,918	24,207
	Duke Energy Corp.	174,773	22,123
	Constellation Energy Corp.	71,641	17,793
	American Electric Power Co. Inc.	122,003	16,691
	Sempra	146,479	13,580
	Dominion Energy Inc.	197,290	13,473
	Entergy Corp.	102,752	11,802
	Vistra Corp.	71,103	11,279
	Xcel Energy Inc.	140,096	11,250
	Exelon Corp.	229,542	10,701
	Consolidated Edison Inc.	82,526	9,130
	Public Service Enterprise Group Inc.	111,837	9,077
	WEC Energy Group Inc.	72,965	8,520
	PG&E Corp.	494,189	8,312
	DTE Energy Co.	46,723	7,119
	Ameren Corp.	62,132	7,023
	NRG Energy Inc.	47,409	6,925
	CenterPoint Energy Inc.	146,773	6,464
	Atmos Energy Corp.	37,369	6,438
	Edison International	86,092	6,410
	PPL Corp.	168,443	6,123
	Eversource Energy	84,364	6,097
	American Water Works Co. Inc.	43,892	5,775
	FirstEnergy Corp.	116,871	5,556
	CMS Energy Corp.	69,282	5,300
	NiSource Inc.	107,795	5,126
	Evergy Inc.	51,839	4,480
	Alliant Energy Corp.	57,867	4,415
	Pinnacle West Capital Corp.	27,162	2,906
	AES Corp.	159,477	2,338
			317,473
Total Common Stocks (Cost $5,659,537)			14,433,801
Rights (0.0%)
*,1	Hologic Inc. CVR (Cost $—)	50,007	1
Temporary Cash Investments (0.4%)
Money Market Fund (0.4%)
[2]	Vanguard Market Liquidity Fund, 3.682% (Cost $53,696)	537,013	53,696
Total Investments (100.1%) (Cost $5,713,233)			14,487,498
Other Assets and Liabilities—Net (-0.1%)			(8,015)
Net Assets (100%)			14,479,483

Cost is in $000.

•	See Note A in Notes to Financial Statements.

*	Non-income-producing security.
1	Security value determined using significant unobservable inputs.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

CVR—Contingent Value Rights.
8

Equity Index Portfolio

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	September 2026	63	23,777	83

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Citigroup Inc.	8/31/2027	BANA	2,074	(4.442)	—	(73)
Elevance Health Inc.	1/29/2027	JPMC	176	(4.320)	—	(7)
Global Payments Inc.	8/31/2026	BANA	393	(4.392)	27	—
Goldman Sachs Group Inc.	8/31/2027	BANA	3,066	(4.435)	—	(156)
JPMorgan Chase & Co.	8/31/2027	BANA	15,408	(4.436)	—	(366)
PayPal Holdings Inc.	8/31/2026	BANA	583	(4.329)	10	—
Raymond James Financial Inc.	2/1/2027	CITNA	89	(4.120)	—	(3)
VICI Properties Inc. Class A	8/31/2026	BANA	542	(4.335)	11	—
					48	(605)

1Based on Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/(paid) monthly.
BANA—Bank of America, N.A.
CITNA—Citibank, N.A.
JPMC—JPMorgan Chase Bank, N.A.
See accompanying Notes, which are an integral part of the Financial Statements.
9

Equity Index Portfolio
Statement of Assets and Liabilities
As of June 30, 2026

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $5,659,537)	14,433,802
Affiliated Issuers (Cost $53,696)	53,696
Total Investments in Securities	14,487,498
Investment in Vanguard	311
Cash Collateral Pledged—Futures Contracts	2,334
Receivables for Accrued Income	6,619
Receivables for Capital Shares Issued	10,358
Variation Margin Receivable—Futures Contracts	212
Unrealized Appreciation—Over-the-Counter Swap Contracts	48
Total Assets	14,507,380
Liabilities
Due to Custodian	145
Payables for Investment Securities Purchased	20,104
Payables for Capital Shares Redeemed	6,218
Payables to Vanguard	825
Unrealized Depreciation—Over-the-Counter Swap Contracts	605
Total Liabilities	27,897
Net Assets	14,479,483
At June 30, 2026, net assets consisted of:

Paid-in Capital	5,341,840
Total Distributable Earnings (Loss)	9,137,643
Net Assets	14,479,483

Net Assets
Applicable to 168,209,765 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	14,479,483
Net Asset Value Per Share	$86.08
See accompanying Notes, which are an integral part of the Financial Statements.
10

Equity Index Portfolio
Statement of Operations

Six Months Ended June 30, 2026
($000)
Investment Income
Income
Dividends[1]	79,569
Interest[2]	559
Securities Lending—Net	—
Total Income	80,128
Expenses
The Vanguard Group—Note C
Investment Advisory Services	214
Management and Administrative	8,699
Marketing and Distribution	379
Custodian Fees	36
Shareholders’ Reports and Proxy Fees	56
Trustees’ Fees and Expenses	3
Other Expenses	11
Total Expenses	9,398
Net Investment Income	70,730
Realized Net Gain (Loss)
Investment Securities Sold[2]	304,963
Futures Contracts	933
Swap Contracts	520
Realized Net Gain (Loss)	306,416
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	950,054
Futures Contracts	40
Swap Contracts	(552)
Change in Unrealized Appreciation (Depreciation)	949,542
Net Increase (Decrease) in Net Assets Resulting from Operations	1,326,688

1	Dividends are net of foreign withholding taxes of $9.
2
Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the portfolio were $530, ($4), and less than $1, respectively. Purchases and sales are for temporary cash investment purposes.

See accompanying Notes, which are an integral part of the Financial Statements.
11

Equity Index Portfolio
Statement of Changes in Net Assets

	Six Months Ended June 30, 2026	Year Ended December 31, 2025
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	70,730	134,662
Realized Net Gain (Loss)	306,416	429,005
Change in Unrealized Appreciation (Depreciation)	949,542	1,441,040
Net Increase (Decrease) in Net Assets Resulting from Operations	1,326,688	2,004,707
Distributions
Total Distributions	(564,810)	(377,502)
Capital Share Transactions
Issued	681,898	940,972
Issued in Lieu of Cash Distributions	564,810	377,502
Redeemed	(755,900)	(1,197,572)
Net Increase (Decrease) from Capital Share Transactions	490,808	120,902
Total Increase (Decrease)	1,252,686	1,748,107
Net Assets
Beginning of Period	13,226,797	11,478,690
End of Period	14,479,483	13,226,797
See accompanying Notes, which are an integral part of the Financial Statements.
12

Equity Index Portfolio
Financial Highlights

For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2026	Year Ended December 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$81.96	$72.14	$60.89	$50.74	$65.47	$53.76
Investment Operations
Net Investment Income[1]	.431	.834	.826	.833	.806	.738
Net Realized and Unrealized Gain (Loss) on Investments	7.219	11.370	13.851	11.870	(12.244)	13.978
Total from Investment Operations	7.650	12.204	14.677	12.703	(11.438)	14.716
Distributions
Dividends from Net Investment Income	(.845 )	(.815 )	(.888 )	(.794 )	(.758 )	(.754 )
Distributions from Realized Capital Gains	(2.685)	(1.569)	(2.539)	(1.759)	(2.534)	(2.252)
Total Distributions	(3.530)	(2.384)	(3.427)	(2.553)	(3.292)	(3.006)
Net Asset Value, End of Period	$86.08	$81.96	$72.14	$60.89	$50.74	$65.47
Total Return	10.13%	17.70%	24.84%	26.11%	-18.23%	28.55%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$14,479	$13,227	$11,479	$9,222	$7,592	$9,354
Ratio of Total Expenses to Average Net Assets	0.14%	0.14%	0.14%	0.14%	0.14%[2]	0.14%
Ratio of Net Investment Income to Average Net Assets	1.05%	1.12%	1.23%	1.52%	1.48%	1.25%
Portfolio Turnover Rate	3%	4%	4%	5%	5%	4%
The expense ratio and net investment income ratio for the current period have been annualized.

1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.14%.
See accompanying Notes, which are an integral part of the Financial Statements.
13

Equity Index Portfolio
Notes to Financial Statements
The Equity Index Portfolio, a portfolio of Vanguard Variable Insurance Funds, is registered under the Investment Company Act of 1940 as an open-end investment company. The portfolio’s shares are only available for purchase by separate accounts of insurance companies as investments for variable annuity plans, variable life insurance contracts, or other variable benefit insurance contracts.
A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The portfolio consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the portfolio's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Futures Contracts: The portfolio uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The portfolio may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the portfolio and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the portfolio trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the portfolio’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended June 30, 2026, the portfolio’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Swap Contracts: The portfolio has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the portfolio’s target index. Under the terms of the swaps, the portfolio receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The portfolio also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the portfolio generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the portfolio. The portfolio’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The portfolio mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the portfolio cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the portfolio may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the portfolio under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the portfolio's net assets decline below a certain level, triggering a payment by the portfolio if the portfolio is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the portfolio has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
During the six months ended June 30, 2026, the portfolio’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.
4. Federal Income Taxes: The portfolio intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The portfolio’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the portfolio’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the portfolio’s financial statements.
5. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
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Equity Index Portfolio
6. Securities Lending: To earn additional income, the portfolio lends its securities to qualified institutional borrowers. Security loans are subject to termination by the portfolio at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The portfolio further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the portfolio may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the portfolio; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the portfolio may experience delays and costs in recovering the securities loaned. The portfolio invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the portfolio is entitled to all distributions made on or in respect of the loaned securities.
7. Credit Facilities and Interfund Lending Program: The portfolio and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the portfolio’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the portfolio’s board of trustees and included in Management and Administrative expenses on the portfolio’s Statement of Operations. Any borrowings under either facility bear interest at the higher of the effective federal funds rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the portfolio and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the portfolio may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the portfolio’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended June 30, 2026, the portfolio did not utilize the credit facilities or the Interfund Lending Program.
8. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B. Vanguard provides investment advisory services to the portfolio through its wholly owned subsidiary Vanguard Capital Management, LLC.
C. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the portfolio, Vanguard furnishes to the portfolio investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the portfolio based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the portfolio may invest up to 0.40% of its net assets as capital in Vanguard. At June 30, 2026, the portfolio had contributed to Vanguard capital in the amount of $311,000, representing less than 0.01% of the portfolio’s net assets and 0.12% of Vanguard’s capital received pursuant to the FSA. The portfolio’s trustees and officers are also directors and employees, respectively, of Vanguard.
D. Various inputs may be used to determine the value of the portfolio’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
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Equity Index Portfolio
The following table summarizes the market value of the portfolio's investments and derivatives as of June 30, 2026, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	14,433,801	—	—	14,433,801
Rights	—	—	1	1
Temporary Cash Investments	53,696	—	—	53,696
Total	14,487,497	—	1	14,487,498

Derivative Financial Instruments
Assets
Futures Contracts[1]	83	—	—	83
Swap Contracts	—	48	—	48
Total	83	48	—	131
Liabilities
Swap Contracts	—	(605)	—	(605)

1
Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

E. As of June 30, 2026, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	5,714,598
Gross Unrealized Appreciation	9,234,577
Gross Unrealized Depreciation	(462,151)
Net Unrealized Appreciation (Depreciation)	8,772,426
F. During the six months ended June 30, 2026, the portfolio purchased $434,536,000 of investment securities and sold $456,047,000 of investment securities, other than temporary cash investments.
The portfolio purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended June 30, 2026, such purchases were $8,662,000 and sales were $7,210,000, resulting in net realized loss of $3,724,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
G. Capital shares issued and redeemed were:
	Six Months Ended June 30, 2026	Year Ended December 31, 2025
	Shares (000)	Shares (000)
Issued	8,225	12,790
Issued in Lieu of Cash Distributions	7,777	5,697
Redeemed	(9,169)	(16,232)
Net Increase (Decrease) in Shares Outstanding	6,833	2,255
H. Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the portfolio’s investments and portfolio performance.
To the extent the portfolio’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the portfolio may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the portfolio to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the portfolio’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
At June 30, 2026, one shareholder (an insurance company separate account whose holdings in the portfolio represent the indirect investment of Vanguard Variable Annuity contract holders and Vanguard Variable Insurance Funds Total Stock Market Index Portfolio) was the record or beneficial
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Equity Index Portfolio
owner of 47% of the portfolio’s net assets. If this shareholder were to redeem its investment in the portfolio, the redemption might result in an increase in the portfolio's expense ratio, cause the portfolio to incur higher transaction costs, or lead to the realization of taxable capital gains.
I. Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The portfolio is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the portfolio, as well as the portfolio’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the portfolio’s daily operations. Through these committees, the CODM manages the portfolio’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the portfolio’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the portfolio’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the portfolio’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
J. Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
Q692EQUX 082026
17

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9: Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10: Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable. The Trustees’ Fees and Expenses are included in the financial statements filed under Item 7 of this Form.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contracts.

Trustees Approve Advisory Arrangement – Equity Index Portfolio

A majority of independent trustees of the board of Vanguard Variable Insurance Funds Equity Index Portfolio (Trustees) renewed the fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), which provides investment advisory services to the fund through its subsidiary, Vanguard Capital Management LLC (VCM). The trustees determined that continuing the advisory arrangement was in the best interests of the fund and its shareholders.

The Trustees based their decision upon an evaluation of VCM’s investment staff, portfolio management process, and performance. This evaluation included information provided by Vanguard’s Oversight and Manager Search team, which is responsible for fund and advisor oversight and product management.

The Oversight and Manager Search team met regularly with the advisor and made presentations to the Trustees during the fiscal year that directed the Trustees’ focus to relevant information and topics.

The board, or an investment committee made up of Trustees, also received information throughout the year during advisor presentations conducted by the Oversight and Manager Search team. For each advisor presentation, the Trustees were provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the Trustees received periodic reports throughout the year, which included information about the fund’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Oversight and Manager Search team’s ongoing assessment of the advisor.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. The Trustees considered the factors discussed below, among others. However, no single factor determined whether to approve the arrangement. Rather, it was the totality of the circumstances that drove the Trustee’s decisions.

Nature, extent, and quality of services

The Trustees considered the quality of the investment management services over both the short and long term and took into account the organizational depth and stability of Vanguard and VCM. The Trustees considered that Vanguard has been managing investments for more than four decades. The Global Equity Index Management team (GE), now within VCM, adheres to the same sound, disciplined investment management process and has considerable experience, stability and depth. GE has specific expertise and experience managing large, broad-market U.S. equity index strategies, seeking to minimize transaction costs and tracking error while opportunistically adding excess returns through sophisticated trading and superior access to corporate actions. Additionally, GE has significant resources and expertise in global and non-U.S. trading and currency hedging capabilities.

The Trustees concluded that VCM’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance

The Trustees determined that VCM’s Global Equity Index Management team, in its management of Vanguard funds, including the fund, has a track record of consistent performance and disciplined investment processes. The Trustees concluded that the performance was such that the advisory arrangement should continue.

Cost

The Trustees concluded that the fund’s expense ratio was below the average expense ratio charged by funds in its peer group and that the fund’s advisory expenses were also below the peer-group average.

The Trustees do not conduct a profitability analysis of Vanguard in providing investment advisory services through VCM because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.

The benefit of economies of scale

The Trustees concluded that the fund’s arrangement with Vanguard, and services rendered through VCM, ensure that the fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.

The Trustees will consider whether to renew the advisory arrangement again after a one-year period.

Trustees Approve Advisory Arrangement – Mid-Cap Index Portfolio

A majority of independent trustees of the board of Vanguard Variable Insurance Funds Mid-Cap Index Portfolio (Trustees) have renewed the fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), which provides investment advisory services to the fund through its subsidiary, Vanguard Portfolio Management LLC (VPM). The trustees determined that continuing the advisory arrangement was in the best interests of the fund and its shareholders.

The Trustees based their decisions upon an evaluation of VPM’s investment staff, portfolio management process, and performance. This evaluation included information provided by Vanguard’s Oversight and Manager Search team, which is responsible for fund and advisor oversight and product management.

The Oversight and Manager Search team met regularly with the advisor and made presentations to the Trustees during the fiscal year that directed the Trustees’ focus to relevant information and topics.

The board, or an investment committee made up of Trustees, also received information throughout the year during advisor presentations conducted by the Oversight and Manager Search team. For each advisor presentation, the Trustees were provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the Trustees received periodic reports throughout the year, which included information about the fund’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Oversight and Manager Search team’s ongoing assessment of the advisor.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. The Trustees considered the factors discussed below, among others. However, no single factor determined whether to approve the arrangement. Rather, it was the totality of the circumstances that drove the Trustee’s decisions.

Nature, extent, and quality of services

The Trustees considered the quality of the investment management services over both the short and long term and took into account the organizational depth and stability of Vanguard and VPM. The Trustees considered that Vanguard has been managing investments for more than four decades. The Strategic Equity Index Management team (SE), now within VPM, adheres to the same sound, disciplined investment management process and has considerable experience, stability and depth. In its management of other Vanguard passive and active equity funds and portfolios, the team has a track record of consistent performance as a result of its disciplined investment processes. SE has specific expertise and experience managing U.S. style-box, sector, and smart-beta index strategies, effectively navigating index reconstitutions and mitigating transactions costs to deliver tight tracking error while opportunistically seeking to add excess returns through sophisticated trading strategies and superior access to corporate actions.

The Trustees concluded that VPM’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance

The Trustees determined that VPM’s SE, in its management of Vanguard funds, including the fund, has a track record of consistent performance and disciplined investment processes. The Trustees concluded that the performance was such that the advisory arrangement should continue.

Cost

The Trustees concluded that the fund’s expense ratio was below the average expense ratio charged by funds in its peer group and that the fund’s advisory expenses were also below the peer-group average.

The Trustees do not conduct a profitability analysis of Vanguard in providing investment advisory services through VPM because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.

The benefit of economies of scale

The Trustees concluded that the fund’s arrangement with Vanguard, and services rendered through VPM, ensure that the fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.

The Trustees will consider whether to renew the advisory arrangement again after a one-year period.

Trustees Approve Advisory Arrangement – Total Stock Market Index Portfolio

A majority of independent trustees of the board of Vanguard Variable Insurance Funds Total Stock Market Index Portfolio (Trustees) renewed the fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), which provides investment advisory services to the fund through its subsidiary, Vanguard Capital Management LLC (VCM). The trustees determined that continuing the advisory arrangement was in the best interests of the fund and its shareholders.

The Trustees based their decision upon an evaluation of VCM’s investment staff, portfolio management process, and performance. This evaluation included information provided by Vanguard’s Oversight and Manager Search team, which is responsible for fund and advisor oversight and product management.

The Oversight and Manager Search team met regularly with the advisor and made presentations to the Trustees during the fiscal year that directed the Trustees’ focus to relevant information and topics.

The board, or an investment committee made up of Trustees, also received information throughout the year during advisor presentations conducted by the Oversight and Manager Search team. For each advisor presentation, the Trustees were provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the Trustees received periodic reports throughout the year, which included information about the fund’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Oversight and Manager Search team’s ongoing assessment of the advisor.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. The Trustees considered the factors discussed below, among others. However, no single factor determined whether to approve the arrangement. Rather, it was the totality of the circumstances that drove the Trustee’s decisions.

Nature, extent, and quality of services

The Trustees considered the quality of the investment management services over both the short and long term and took into account the organizational depth and stability of Vanguard and VCM. The Trustees considered that Vanguard has been managing investments for more than four decades. The Global Equity Index Management team (GE), now within VCM, adheres to the same sound, disciplined investment management process and has considerable experience, stability and depth. GE has specific expertise and experience managing large, broad-market U.S. equity index strategies, seeking to minimize transaction costs and tracking error while opportunistically adding excess returns through sophisticated trading and superior access to corporate actions. Additionally, GE has significant resources and expertise in global and non-U.S. trading and currency hedging capabilities.

The Trustees concluded that VCM’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance

The Trustees determined that VCM’s Global Equity Index Management team, in its management of Vanguard funds, including the fund, has a track record of consistent performance and disciplined investment processes. The Trustees concluded that the performance was such that the advisory arrangement should continue.

Cost

The Trustees concluded that the fund’s expense ratio was below the average expense ratio charged by funds in its peer group and that the fund’s advisory expenses were also below the peer-group average.

The Trustees do not conduct a profitability analysis of Vanguard in providing investment advisory services through VCM because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.

The benefit of economies of scale

The Trustees concluded that the fund’s arrangement with Vanguard, and services rendered through VCM, ensure that the fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.

The Trustees will consider whether to renew the advisory arrangement again after a one-year period.

Trustees Approve Advisory Arrangement – Global Bond Index Portfolio

A majority of independent trustees of the board of Vanguard Variable Insurance Funds Global Bond Index Portfolio (Trustees) have renewed the fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), which provides investment advisory services to the fund through its subsidiary, Vanguard Capital Management LLC (VCM). The trustees determined that continuing the advisory arrangement was in the best interests of the fund and its shareholders.

The Trustees based their decisions upon an evaluation of VCM’s investment staff, portfolio management process, and performance. This evaluation included information provided by Vanguard’s Oversight and Manager Search team, which is responsible for fund and advisor oversight and product management

The Oversight and Manager Search team met regularly with the advisor and made presentations to the Trustees during the fiscal year that directed the Trustees’ focus to relevant information and topics.

The board, or an investment committee made up of Trustees, also received information throughout the year during advisor presentations conducted by the Oversight and Manager Search team. For each advisor presentation, the Trustees were provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the Trustees received periodic reports throughout the year, which included information about the fund’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Oversight and Manager Search team’s ongoing assessment of the advisor.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. The Trustees considered the factors discussed below, among others. However, no single factor determined whether to approve the arrangement. Rather, it was the totality of the circumstances that drove the Trustee’s decisions.

Nature, extent, and quality of services

The Trustees considered the quality of the fund’s investment management services over both the short and long term and took into account the organizational depth and stability of Vanguard and VCM. The Trustees considered that Vanguard has been managing investments for more than four decades. The Fixed Income Group, now within VCM, adheres to the same sound, disciplined investment management process and has considerable experience, stability and depth. The Fixed Income Group emphasizes a disciplined and repeatable approach to risk-taking and security selection, with the objective of delivering tight tracking error and consistent, risk-adjusted alpha.

The Trustees concluded that VCM’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance

The Trustees determined that VCM’s Fixed Income Group, in its management of Vanguard funds, including the funds, has a track record of consistent performance and disciplined investment processes. The Trustees concluded that the performance was such that the advisory arrangement should continue.

Cost

The Trustees concluded that the fund’s expense ratio was below the average expense ratio charged by funds in its peer group and that the fund’s advisory expenses were also below the peer-group average.

The Trustees do not conduct a profitability analysis of Vanguard in providing investment advisory services through VCM because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.

The benefit of economies of scale

The Trustees concluded that the fund’s arrangement with Vanguard, and services rendered through VCM, ensure that the fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.

The Trustees will consider whether to renew the advisory arrangement again after a one-year period.

Trustees Approve Advisory Arrangement – Conservative Allocation Portfolio

A majority of independent trustees of the board of Vanguard Variable Insurance Funds Conservative Allocation Portfolio (Trustees) renewed the fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), which provides investment advisory services to the fund through its subsidiary, Vanguard Capital Management LLC (VCM). The trustees determined that continuing the advisory arrangement was in the best interests of the fund and its shareholders.

The Trustees based their decision upon an evaluation of VCM’s investment staff, portfolio management process, and performance. This evaluation included information provided by Vanguard’s Oversight and Manager Search team, which is responsible for fund and advisor oversight and product management.

The Oversight and Manager Search team met regularly with the advisor and made presentations to the Trustees during the fiscal year that directed the Trustees’ focus to relevant information and topics.

The board, or an investment committee made up of Trustees, also received information throughout the year during advisor presentations conducted by the Oversight and Manager Search team. For each advisor presentation, the Trustees were provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the Trustees received periodic reports throughout the year, which included information about the fund’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Oversight and Manager Search team’s ongoing assessment of the advisor.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. The Trustees considered the factors discussed below, among others. However, no single factor determined whether to approve the arrangement. Rather, it was the totality of the circumstances that drove the Trustee’s decisions.

Nature, extent, and quality of services

The Trustees considered the quality of the investment management services over both the short and long term and took into account the organizational depth and stability of Vanguard and VCM. The Trustees considered that Vanguard has been managing investments for more than four decades. The Global Equity Index Management team (GE), now within VCM, adheres to the same sound, disciplined investment management process and has considerable experience, stability and depth. GE has specific expertise and experience managing large, broad-market U.S. equity index strategies, seeking to minimize transaction costs and tracking error while opportunistically adding excess returns through sophisticated trading and superior access to corporate actions. Additionally, GE has significant resources and expertise in global and non-U.S. trading and currency hedging capabilities.

The Trustees concluded that VCM’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance

The Trustees determined that VCM’s Global Equity Index Management team, in its management of Vanguard funds, including the fund, has a track record of consistent performance and disciplined investment processes. The Trustees concluded that the performance was such that the advisory arrangement should continue.

Cost

The Trustees concluded that the fund’s expense ratio was below the average expense ratio charged by funds in its peer group and that the fund’s advisory expenses were also below the peer-group average.

The Trustees do not conduct a profitability analysis of Vanguard in providing investment advisory services through VCM because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.

The benefit of economies of scale

The Trustees concluded that the fund’s arrangement with Vanguard, and services rendered through VCM, ensure that the fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.

The Trustees will consider whether to renew the advisory arrangement again after a one-year period.

Trustees Approve Advisory Arrangement – Moderate Allocation Portfolio

A majority of independent trustees of the board of Vanguard Variable Insurance Funds Moderate Allocation Portfolio (Trustees) renewed the fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), which provides investment advisory services to the fund through its subsidiary, Vanguard Capital Management LLC (VCM). The trustees determined that continuing the advisory arrangement was in the best interests of the fund and its shareholders.

The Trustees based their decision upon an evaluation of VCM’s investment staff, portfolio management process, and performance. This evaluation included information provided by Vanguard’s Oversight and Manager Search team, which is responsible for fund and advisor oversight and product management.

The Oversight and Manager Search team met regularly with the advisor and made presentations to the Trustees during the fiscal year that directed the Trustees’ focus to relevant information and topics.

The board, or an investment committee made up of Trustees, also received information throughout the year during advisor presentations conducted by the Oversight and Manager Search team. For each advisor presentation, the Trustees were provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the Trustees received periodic reports throughout the year, which included information about the fund’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Oversight and Manager Search team’s ongoing assessment of the advisor.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. The Trustees considered the factors discussed below, among others. However, no single factor determined whether to approve the arrangement. Rather, it was the totality of the circumstances that drove the Trustee’s decisions.

Nature, extent, and quality of services

The Trustees considered the quality of the investment management services over both the short and long term and took into account the organizational depth and stability of Vanguard and VCM. The Trustees considered that Vanguard has been managing investments for more than four decades. The Global Equity Index Management team (GE), now within VCM, adheres to the same sound, disciplined investment management process and has considerable experience, stability and depth. GE has specific expertise and experience managing large, broad-market U.S. equity index strategies, seeking to minimize transaction costs and tracking error while opportunistically adding excess returns through sophisticated trading and superior access to corporate actions. Additionally, GE has significant resources and expertise in global and non-U.S. trading and currency hedging capabilities.

The Trustees concluded that VCM’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance

The Trustees determined that VCM’s Global Equity Index Management team, in its management of Vanguard funds, including the fund, has a track record of consistent performance and disciplined investment processes. The Trustees concluded that the performance was such that the advisory arrangement should continue.

Cost

The Trustees concluded that the fund’s expense ratio was below the average expense ratio charged by funds in its peer group and that the fund’s advisory expenses were also below the peer-group average.

The Trustees do not conduct a profitability analysis of Vanguard in providing investment advisory services through VCM because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.

The benefit of economies of scale

The Trustees concluded that the fund’s arrangement with Vanguard, and services rendered through VCM, ensure that the fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.

The Trustees will consider whether to renew the advisory arrangement again after a one-year period.

Trustees Approve Advisory Arrangement - Total International Stock Market Index Portfolio

A majority of independent trustees of the board of Vanguard Variable Insurance Funds Total International Stock Market Index Portfolio (Trustees) renewed the fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), which provides investment advisory services to the fund through its subsidiary, Vanguard Capital Management LLC (VCM). The trustees determined that continuing the advisory arrangement was in the best interests of the fund and its shareholders.

The Trustees based their decision upon an evaluation of VCM’s investment staff, portfolio management process, and performance. This evaluation included information provided by Vanguard’s Oversight and Manager Search team, which is responsible for fund and advisor oversight and product management.

The Oversight and Manager Search team met regularly with the advisor and made presentations to the Trustees during the fiscal year that directed the Trustees’ focus to relevant information and topics.

The board, or an investment committee made up of Trustees, also received information throughout the year during advisor presentations conducted by the Oversight and Manager Search team. For each advisor presentation, the Trustees were provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the Trustees received periodic reports throughout the year, which included information about the fund’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Oversight and Manager Search team’s ongoing assessment of the advisor.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. The Trustees considered the factors discussed below, among others. However, no single factor determined whether to approve the arrangement. Rather, it was the totality of the circumstances that drove the Trustee’s decisions.

Nature, extent, and quality of services

The Trustees considered the quality of the investment management services over both the short and long term and took into account the organizational depth and stability of Vanguard and VCM. The Trustees considered that Vanguard has been managing investments for more than four decades. The Global Equity Index Management team (GE), now within VCM, adheres to the same sound, disciplined investment management process and has considerable experience, stability and depth. GE has specific expertise and experience managing large, broad-market U.S. equity index strategies, seeking to minimize transaction costs and tracking error while opportunistically adding excess returns through sophisticated trading and superior access to corporate actions. Additionally, GE has significant resources and expertise in global and non-U.S. trading and currency hedging capabilities.

The Trustees concluded that VCM’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance

The Trustees determined that VCM’s Global Equity Index Management team, in its management of Vanguard funds, including the fund, has a track record of consistent performance and disciplined investment processes. The Trustees concluded that the performance was such that the advisory arrangement should continue.

Cost

The Trustees concluded that the fund’s expense ratio was below the average expense ratio charged by funds in its peer group and that the fund’s advisory expenses were also below the peer-group average.

The Trustees do not conduct a profitability analysis of Vanguard in providing investment advisory services through VCM because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.

The benefit of economies of scale

The Trustees concluded that the fund’s arrangement with Vanguard, and services rendered through VCM, ensure that the fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.

The Trustees will consider whether to renew the advisory arrangement again after a one-year period.

Trustees Approve Advisory Arrangement – Real Estate Index Portfolio

A majority of independent trustees of the board of Vanguard Variable Insurance Funds Real Estate Index Portfolio (Trustees) have renewed the fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), which provides investment advisory services to the fund through its subsidiary, Vanguard Portfolio Management LLC (VPM). The trustees determined that continuing the advisory arrangement was in the best interests of the fund and its shareholders.

The Trustees based their decisions upon an evaluation of VPM’s investment staff, portfolio management process, and performance. This evaluation included information provided by Vanguard’s Oversight and Manager Search team, which is responsible for fund and advisor oversight and product management.

The Oversight and Manager Search team met regularly with the advisor and made presentations to the Trustees during the fiscal year that directed the Trustees’ focus to relevant information and topics.

The board, or an investment committee made up of Trustees, also received information throughout the year during advisor presentations conducted by the Oversight and Manager Search team. For each advisor presentation, the Trustees were provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the Trustees received periodic reports throughout the year, which included information about the fund’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Oversight and Manager Search team’s ongoing assessment of the advisor.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. The Trustees considered the factors discussed below, among others. However, no single factor determined whether to approve the arrangement. Rather, it was the totality of the circumstances that drove the Trustee’s decisions.

Nature, extent, and quality of services

The Trustees considered the quality of the investment management services over both the short and long term and took into account the organizational depth and stability of Vanguard and VPM. The Trustees considered that Vanguard has been managing investments for more than four decades. The Strategic Equity Index Management team (SE), now within VPM, adheres to the same sound, disciplined investment management process and has considerable experience, stability and depth. In its management of other Vanguard passive and active equity funds and portfolios, the team has a track record of consistent performance as a result of its disciplined investment processes. SE has specific expertise and experience managing U.S. style-box, sector, and smart-beta index strategies, effectively navigating index reconstitutions and mitigating transactions costs to deliver tight tracking error while opportunistically seeking to add excess returns through sophisticated trading strategies and superior access to corporate actions.

The Trustees concluded that VPM’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance

The Trustees determined that VPM’s SE, in its management of Vanguard funds, including the fund, has a track record of consistent performance and disciplined investment processes. The Trustees concluded that the performance was such that the advisory arrangement should continue.

Cost

The Trustees concluded that the fund’s expense ratio was below the average expense ratio charged by funds in its peer group and that the fund’s advisory expenses were also below the peer-group average.

The Trustees do not conduct a profitability analysis of Vanguard in providing investment advisory services through VPM because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.

The benefit of economies of scale

The Trustees concluded that the fund’s arrangement with Vanguard, and services rendered through VPM, ensure that the fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.

The Trustees will consider whether to renew the advisory arrangement again after a one-year period.

Item 12: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. There were no changes in the Registrant’s Internal Control Over Financial Reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18: Recovery of Erroneously Awarded Compensation

Not applicable.

Item 19: Exhibits.

(a)(1)	Not applicable.
(a)(2)	Certifications filed herewith.
(a)(2)	Certifications filed herewith.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD VARIABLE INSURANCE FUNDS

BY:	/s/ SALIM RAMJI*

SALIM RAMJI
CHIEF EXECUTIVE OFFICER

Date: August 17, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD VARIABLE INSURANCE FUNDS

BY:	/s/ SALIM RAMJI*

SALIM RAMJI
CHIEF EXECUTIVE OFFICER

Date: August 17, 2026

VANGUARD VARIABLE INSURANCE FUNDS

BY:	/s/ CHRISTINE BUCHANAN*

CHRISTINE BUCHANAN
CHIEF FINANCIAL OFFICER

Date: August 17, 2026

* By:	/s/ Natalie Lamarque

Natalie Lamarque, pursuant to a Power of Attorney filed on December 19, 2025 (see File Number 33-49023), and to a Power of Attorney filed on February 27, 2026 (see File Number 333-177613), Incorporated by Reference.